Document and Entity Information	12 Months Ended
Sep. 29, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep 29, 2012
Trading Symbol	HOLX
Entity Registrant Name	Hologic Inc.
Entity Central Index Key	0000859737

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Revenues:
Product sales	$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759
Service and other revenues	344,924	311,009	264,652
Collaborative research revenue				7,793	5,185	7,682	14,518	7,911
Royalty and license revenue				3,629	2,718	5,964	6,100	6,632
Total revenues	2,002,652	1,789,349	1,679,552	309,421	278,936	576,234	543,327	498,302
Costs and expenses:
Cost of product sales	616,839	521,189	487,057	103,560	81,374	173,645	169,222	152,393
Cost of product sales-amortization of intangible assets	201,864	177,456	171,447
Acquisition-related intangible amortization				5,531	5,534	11,061	8,847	4,144
Cost of product sales-impairment of intangible assets	0	0	123,350
Cost of service and other revenues	189,512	167,523	161,060
Research and development	130,962	116,696	104,305	56,776	56,676	112,742	111,103	105,970
Marketing and sales	322,314	286,730	247,374	38,910	34,032	68,396	59,492	53,853
General and administrative	220,042	158,793	148,340	41,493	36,856	71,394	56,818	61,828
Amortization of intangible assets	72,036	58,334	54,858
Goodwill and asset impairment charges						12,746
Asset impairment charges	16,901	0	0	783
Contingent consideration-compensation expense	81,031	20,002	0
Contingent consideration-fair value adjustments	38,466	(8,016)	0				(7,994)
Impairment of goodwill	5,826	0	76,723
Impairment of intangible assets	0	0	20,117
Gain on sale of intellectual property, net	(12,424)	(84,502)	0
Litigation settlement charges, net	452	770	11,403
Acquired in-process research and development	4,500	0	2,000
Restructuring and divestiture charges, net	17,515	(71)	1,581
Costs and expenses, total	1,888,935	1,414,904	1,609,615	247,053	214,472	449,984	405,482	378,188
Income (loss) from operations	113,717	374,445	69,937	62,368	64,464	126,250	137,845	120,114
Interest income	2,340	1,860	1,278
Other income (expense)
Investment and interest income				3,713	3,672	8,695	11,765	21,603
Interest expense	(140,287)	(114,846)	(127,107)	(1,078)	(1,000)	(2,070)	(2,216)	(1,857)
Debt extinguishment loss	(42,347)	(29,891)	0
Gain on contingent consideration	(38,466)	8,016	0				7,994
Other-than-temporary impairment loss on equity investment						(39,482)
Other income (expense), net	4,916	(4,182)	901	(359)	1,492	(236)	(177)	(58)
Total other income (expense), net				2,276	4,164	(33,093)	17,366	19,688
(Loss) income before income taxes	(61,661)	227,386	(54,991)	64,644	68,628	93,157	155,211	139,802
Income tax expense	11,973	70,236	7,822	22,469	23,007	43,033	48,274	48,019
Net (loss) income	$ (73,634)	$ 157,150	$ (62,813)	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Net income per share:
Basic net (loss) income per common share	$ (0.28)	$ 0.6	$ (0.24)	$ 0.93	$ 0.95	$ 1.06	$ 2.2	$ 1.82
Diluted net (loss) income per common share	$ (0.28)	$ 0.59	$ (0.24)	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Weighted average number of common shares outstanding:
Basic	264,041	261,099	258,743	45,351	47,873	47,254	48,560	50,356
Diluted	264,041	264,305	258,743	46,550	49,196	48,387	49,033	50,965

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Net (loss) income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Foreign currency translation adjustment									6,217	1,088	(4,763)									157		(521)	(1,665)	2,705
Adjustment to minimum pension liability (net of taxes of $636 in 2012, $327 in 2011 and $909 in 2010)									(1,484)	764	(2,122)
Change in net unrealized loss on marketable securities, net of income tax benefits									62											(2,596)	(11,322)	3,045	2,097	5,693
Reclassification of net realized gain on marketable securities, net of income tax expense																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)
Other comprehensive income (loss)									4,795	1,852	(6,885)											(991)	(3,938)	1,561
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Adjustment to minimum pension liability, tax	$ 636	$ 327	$ 909
Unrealized gain on available-for-sale security, tax	$ 36

Consolidated Balance Sheets (USD $)	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Current assets:
Cash and cash equivalents	$ 560,430,000	$ 712,332,000	$ 166,456,000	$ 87,021,000	$ 59,690,000
Restricted cash	5,696,000	537,000		38,000	16,000
Marketable securities			196,025,000	218,789,000	170,648,000
Accounts receivable, less reserves of $6,396 and $6,516 respectively	409,333,000	318,712,000	61,098,000	57,767,000	54,739,000
Accounts receivable - other			6,808,000	3,446,000	5,493,000
Inventories	367,191,000	230,544,000	90,889,000	77,886,000	66,416,000
Deferred income tax	11,715,000	39,607,000	8,529,000	8,188,000	13,634,000
Prepaid income taxes	69,845,000	10,098,000
Prepaid expenses			14,154,000	11,555,000	14,665,000
Prepaid expenses and other current assets	44,301,000	31,070,000
Other current assets			7,510,000	4,967,000	5,148,000
Other current assets-assets held-for-sale	94,503,000		228,000
Total current assets	1,563,014,000	1,342,900,000	551,469,000	469,619,000	390,433,000
Property and equipment, at cost:
Land	51,430,000	8,883,000
Buildings and improvements	156,665,000	58,937,000
Equipment and software	296,776,000	223,403,000
Equipment under customer usage agreements	249,692,000	172,614,000
Furniture and fixtures	21,495,000	12,401,000
Leasehold improvements	71,943,000	43,554,000
Property and equipment, gross	848,001,000	519,792,000	406,170,000	398,296,000	367,295,000
Less accumulated depreciation and amortization	(340,003,000)	(281,126,000)	(228,563,000)	(222,215,000)	(206,432,000)
Property and equipment, net	507,998,000	238,666,000	177,607,000	176,081,000	160,863,000
Marketable securities, net of current portion			88,713,000	62,237,000	259,317,000
Intangible assets, net	4,301,250,000	2,090,807,000	101,140,000	106,619,000	120,270,000
Property, plant and equipment, net	507,998,000	238,666,000	177,607,000	176,081,000	160,863,000
Capitalized software, net			18,856,000	16,992,000	13,981,000
Patents, net			11,233,000	11,758,000	12,450,000
Goodwill	3,942,779,000	2,290,330,000	140,398,000	140,404,000	150,308,000
Other assets	162,067,000	46,077,000	11,748,000	11,257,000
License, manufacturing access fees and other assets, net			59,751,000	61,738,000	60,175,000
Total assets	10,477,108,000	6,008,780,000	1,149,167,000	1,045,448,000	1,167,797,000
Current liabilities:
Accounts payable	87,223,000	63,467,000	20,220,000	12,000,000	14,614,000
Accrued expenses	372,381,000	325,327,000
Accrued salaries and employee benefits			24,611,000	28,795,000	26,825,000
Other accrued expenses	53,981,000	36,504,000	15,976,000	12,846,000	13,935,000
Income tax payable			285,000	1,857,000	634,000
Short-term borrowings			248,000,000	248,000,000	240,000,000
Deferred revenue	129,688,000	120,656,000	1,369,000	1,238,000	1,166,000
Current portion of long-term debt	64,435,000
Other current liabilities-assets held-for-sale	7,622,000
Total current liabilities	661,349,000	509,450,000	310,461,000	304,736,000	297,174,000
Long-term debt, net of current portion	4,971,179,000	1,488,580,000
Non-current income tax payable			10,384,000	10,019,000	8,315,000
Deferred income tax liabilities	1,771,585,000	957,426,000	19,271,000	19,283,000	29,775,000
Deferred service obligations-long-term	13,714,000	9,467,000	4,038,000	3,237,000	2,500,000
Other long-term liabilities	98,250,000	106,962,000	7,296,000	7,831,000	6,654,000
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.0001 par value per share; 20,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value per share; 200,000,000 shares authorized, 45,905,363 and 45,008,879 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	2,656,000	2,625,000	5,000	5,000	5,000
Additional paid-in capital	5,396,657,000	5,303,713,000	81,289,000	23,650,000	195,820,000
Accumulated deficit	(2,443,554,000)	(2,369,920,000)	719,175,000	677,000,000	626,876,000
Accumulated other comprehensive (loss) income	6,790,000	1,995,000	(2,752,000)	(313,000)	678,000
Treasury stock, at cost-219 shares	(1,518,000)	(1,518,000)
Total stockholders' equity	2,961,031,000	2,936,895,000	797,717,000	700,342,000	823,379,000
Total liabilities and stockholders' equity	$ 10,477,108,000	$ 6,008,780,000	$ 1,149,167,000	$ 1,045,448,000	$ 1,167,797,000

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Cash and cash equivalents, including restricted cash	$ 5,696	$ 537		$ 38	$ 16
Accounts receivable, reserves	$ 6,396	$ 6,516	$ 403	$ 320	$ 355
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,623,000	1,623,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	265,635,000	262,459,000	45,905,363	45,008,879	47,966,156
Common stock, shares outstanding			45,905,363	45,008,879	47,966,156
Treasury stock, shares	219,000	219,000

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	GEN-PROBE INCORPORATED [Member]	Common Stock [Member]	Common Stock [Member] GEN-PROBE INCORPORATED [Member]	Additional Paid-in-Capital [Member]	Additional Paid-in-Capital [Member] GEN-PROBE INCORPORATED [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] GEN-PROBE INCORPORATED [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] GEN-PROBE INCORPORATED [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2008		$ 813,760		$ 5		$ 382,544		$ 428,156		$ 3,055
Balance, shares at Dec. 31, 2008				52,921,000
Common stock issued from exercise of stock options		6,828				6,828
Common stock issued from exercise of stock options, shares				374,000
Repurchase and retirement of common stock		(174,847)				(174,847)
Repurchase and retirement of common stock, shares				(4,283,000)
Issuance of common shares under the employee stock purchase plan		4,095				4,095
Issuance of common shares under the employee stock purchase plan, Shares				112,000
Issuance of common stock to board members		176				176
Issuance of common stock to board members, shares				4,000
Issuance of restricted stock awards, net of cancellations				24,000
Issuance of deferred issuance restricted stock awards, shares				34,000
Repurchase and retirement of restricted stock for payment of taxes		(1,716)				(1,716)
Repurchase and retirement of restricted stock for payment of taxes, shares				(42,000)
Stock-based compensation expense		23,530				23,530
Excess tax benefit from employee equity awards		2,005				2,005
Net income		91,783						91,783
Foreign currency translation adjustment		2,705								2,705
Foreign currency translation adjustment		2,705
Change in net unrealized loss on marketable securities, net of income tax benefits		5,693								5,693
Reclassification of net realized gain on marketable securities, net of income tax expense		(6,837)								(6,837)
Balance at Dec. 31, 2009		767,175		5		242,615		519,939		4,616
Balance, shares at Dec. 31, 2009				49,144,000
Balance at Sep. 26, 2009	2,725,977		2,579		5,182,060		(2,464,257)		7,028		(1,433)
Balance, shares at Sep. 26, 2009			257,938,000								214,000
Common stock issued from exercise of stock options	11,124		12		11,112
Common stock issued from exercise of stock options, shares			1,123,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	2,524		(3)		2,442						85
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			331,000								5,000
Issuance of common shares under the employee stock purchase plan	1,437		1		1,436
Issuance of common shares under the employee stock purchase plan, Shares			96,000
Stock-based compensation expense	34,160				34,160
Excess tax benefit from employee equity awards	757				757
Purchase of non-controlling interest	(2,684)				(2,684)
Net income	(62,813)						(62,813)
Foreign currency translation adjustment	(4,763)								(4,763)
Adjustment to minimum pension liability, net	(2,122)								(2,122)
Balance at Sep. 25, 2010	2,698,549		2,595		5,224,399		(2,527,070)		143		(1,518)
Balance, shares at Sep. 25, 2010			259,488,000								219,000
Balance at Dec. 31, 2009		767,175
Net income		24,193
Balance at Mar. 31, 2010
Balance at Dec. 31, 2009		767,175		5		242,615		519,939		4,616
Balance, shares at Dec. 31, 2009				49,144,000
Common stock issued from exercise of stock options		27,438				27,438
Common stock issued from exercise of stock options, shares				904,000
Repurchase and retirement of common stock		(99,935)				(99,935)
Repurchase and retirement of common stock, shares				(2,165,000)
Issuance of common shares under the employee stock purchase plan		4,392				4,392
Issuance of common shares under the employee stock purchase plan, Shares				117,000
Issuance of common stock to board members		282				282
Issuance of common stock to board members, shares				6,000
Issuance of restricted stock awards, net of cancellations				(13,000)
Repurchase and retirement of restricted stock for payment of taxes		(1,257)				(1,257)
Repurchase and retirement of restricted stock for payment of taxes, shares				(27,000)
Stock-based compensation expense		23,398				23,398
Excess tax benefit from employee equity awards		(1,113)				(1,113)
Net income		106,937						106,937
Foreign currency translation adjustment		(1,665)								(1,665)
Foreign currency translation adjustment		(1,665)
Change in net unrealized loss on marketable securities, net of income tax benefits		2,097								2,097
Reclassification of net realized gain on marketable securities, net of income tax expense		(4,370)								(4,370)
Balance at Dec. 31, 2010		823,379		5		195,820		626,876		678
Balance, shares at Dec. 31, 2010				47,966,000
Balance at Sep. 25, 2010	2,698,549		2,595		5,224,399		(2,527,070)		143
Balance, shares at Sep. 25, 2010			259,488,000
Common stock issued from exercise of stock options	23,894		18		23,876
Common stock issued from exercise of stock options, shares			1,779,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	(10,399)		11		(10,410)
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			1,104,000
Issuance of common shares under the employee stock purchase plan	1,510		1		1,509
Issuance of common shares under the employee stock purchase plan, Shares			88,000
Stock-based compensation expense	35,472				35,472
Reduction in excess tax benefit from employee equity awards	(5,832)				(5,832)
Allocation of equity component related to convertible notes exchange, net of taxes	34,699				34,699
Net income	157,150						157,150
Foreign currency translation adjustment	1,088								1,088
Adjustment to minimum pension liability, net	764								764
Balance at Sep. 24, 2011	2,936,895		2,625		5,303,713		(2,369,920)		1,995		(1,518)
Balance, shares at Sep. 24, 2011			262,459,000								219,000
Balance at Sep. 30, 2010
Net income		27,238
Balance at Dec. 31, 2010		823,379
Balance at Dec. 25, 2010
Common stock issued from exercise of stock options		44,866				44,866
Common stock issued from exercise of stock options, shares		1,073,000		1,073,000
Repurchase and retirement of common stock		(250,000)				(250,000)
Repurchase and retirement of common stock, shares				(4,200,000)
Issuance of common shares under the employee stock purchase plan		5,065				5,065
Issuance of common shares under the employee stock purchase plan, Shares				101,000
Issuance of common stock to board members		415				415
Issuance of common stock to board members, shares				6,000
Issuance of restricted stock awards, net of cancellations				52,000
Issuance of deferred issuance restricted stock awards, shares				37,000
Repurchase and retirement of restricted stock for payment of taxes		(1,615)				(1,615)
Repurchase and retirement of restricted stock for payment of taxes, shares				(26,000)
Stock-based compensation expense		24,459				24,459
Excess tax benefit from employee equity awards		4,640				4,640
Net income		50,124						50,124
Foreign currency translation adjustment		(521)								(521)
Foreign currency translation adjustment		(521)
Change in net unrealized loss on marketable securities, net of income tax benefits		3,045								3,045
Reclassification of net realized gain on marketable securities, net of income tax expense		(3,515)								(3,515)
Balance at Dec. 31, 2011		700,342		5		23,650		677,000		(313)
Balance, shares at Dec. 31, 2011				45,009,000
Balance at Dec. 31, 2010		823,379
Net income		23,277
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		823,379
Net income		45,621
Foreign currency translation adjustment		3,173
Change in net unrealized loss on marketable securities, net of income tax benefits		(10,180)
Reclassification of net realized gain on marketable securities, net of income tax expense		(1,142)
Balance at Jun. 30, 2011
Balance at Sep. 24, 2011	2,936,895		2,625		5,303,713		(2,369,920)		1,995		(1,518)
Balance, shares at Sep. 24, 2011			262,459,000								219,000
Common stock issued from exercise of stock options	27,687		24		27,663
Common stock issued from exercise of stock options, shares	2,457,000		2,457,000
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes	(5,710)		7		(5,717)
Issuance of common stock to employees upon vesting of restricted stock units, net of shares withheld for employee taxes, shares			673,000
Issuance of common shares under the employee stock purchase plan	907				907
Issuance of common shares under the employee stock purchase plan, Shares			46,000
Stock-based compensation expense	40,011				40,011
Excess tax benefit from employee equity awards	4,413				4,413
Fair value of options exchanged in a business combination	2,655				2,655
Allocation of equity component related to convertible notes exchange, net of taxes	23,012				23,012
Net income	(73,634)						(73,634)
Foreign currency translation adjustment	6,217								6,217
Adjustment to minimum pension liability, net	(1,484)								(1,484)
Unrealized gain on marketable security	62								62
Balance at Sep. 29, 2012	2,961,031		2,656		5,396,657		(2,443,554)		6,790		(1,518)
Balance, shares at Sep. 29, 2012			265,635,000								219,000
Balance at Sep. 30, 2011
Net income		19,859
Balance at Dec. 31, 2011		700,342
Common stock issued from exercise of stock options, shares		(826,000)
Stock-based compensation expense		12,517
Excess tax benefit from employee equity awards		2,971
Net income		42,175
Foreign currency translation adjustment		157
Foreign currency translation adjustment		157
Change in net unrealized loss on marketable securities, net of income tax benefits		(967)
Reclassification of net realized gain on marketable securities, net of income tax expense		(1,629)
Balance at Jun. 30, 2012		$ 797,717

Consolidated Statements of Cash Flows (USD $)	12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Operating activities
Net (loss) income	$ (73,634,000)	$ 157,150,000	$ (62,813,000)	$ 42,175,000	$ 45,621,000	$ 50,124,000	$ 106,937,000	$ 91,783,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	71,851,000	68,946,000	68,463,000			25,600,000	26,800,000	27,600,000
Depreciation and amortization				22,783,000	22,886,000	46,569,000	44,529,000	40,382,000
Amortization	273,900,000	235,790,000	226,305,000
Amortization of premiums on investments, net of accretion of discounts				4,438,000	5,209,000	9,592,000	9,573,000	5,868,000
Non-cash interest expense-amortization of debt discount and deferred financing costs	74,974,000	76,814,000	86,638,000
Impairment of goodwill	5,826,000	0	76,723,000			8,752,000
Impairment of intangible assets	0	0	143,467,000
Stock-based compensation	40,572,000	35,472,000	34,160,000	12,591,000	12,859,000	24,741,000	24,075,000	23,420,000
Excess tax benefit related to equity awards	(6,206,000)	(3,652,000)	(2,043,000)	(3,375,000)	(3,916,000)	(5,080,000)	(3,692,000)	(2,005,000)
Deferred revenue				893,000	12,000	850,000	(1,808,000)	812,000
Deferred income taxes	(155,192,000)	(48,107,000)	(121,726,000)	(432,000)	(1,632,000)	(4,220,000)	(3,745,000)	(5,786,000)
Gain on sale of intellectual property, net	(12,424,000)	(84,502,000)	0
Other-than-temporary impairment loss on equity investment						39,482,000
Debt extinguishment loss	42,347,000	29,891,000	0
Goodwill and asset impairment charges						12,746,000
Fair value adjustments to contingent consideration	38,466,000	(8,016,000)	0	(783,000)			(7,994,000)
Fair value write-up of inventory sold	19,918,000	3,298,000	732,000
Non-cash restructuring charges	16,901,000	0	0	783,000
Acquired in-process research and development	4,500,000	0	2,000,000
Impairment of cost-method investments	0	2,445,000	1,100,000
Loss on disposal of property and equipment	3,809,000	2,639,000	3,765,000	193,000	207,000	364,000	1,065,000	221,000
(Gain) loss on divestiture	0	(354,000)	341,000					(291,000)
Other non-cash activity	(3,568,000)	1,447,000	1,008,000
Changes in assets and liabilities:
Accounts receivable	(11,005,000)	(17,131,000)	(20,211,000)
Trade and other accounts receivable				(7,162,000)	4,290,000	(1,112,000)	2,649,000	(11,303,000)
Inventories	(12,174,000)	(32,158,000)	(5,247,000)	(13,765,000)	(540,000)	(11,168,000)	(1,154,000)	2,315,000
Prepaid income taxes	6,071,000	(6,154,000)	(3,772,000)
Prepaid expenses				1,034,000	(4,205,000)	408,000	3,055,000	1,218,000
Prepaid expenses and other assets	69,806,000	(471,000)	(254,000)
Other current assets				367,000	44,000	384,000	(360,000)	1,912,000
Other long-term assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)
Accounts payable	3,768,000	2,589,000	7,151,000	8,350,000	(3,417,000)	(2,698,000)	(6,265,000)	3,500,000
Accrued expenses and other liabilities	(41,017,000)	40,569,000	(348,000)
Accrued salaries and employee benefits				(3,994,000)	(3,999,000)	2,981,000	(133,000)	(676,000)
Deferred revenue	12,733,000	(481,000)	21,273,000
Other accrued expenses				2,234,000	342,000	(1,398,000)	(4,417,000)	(806,000)
Income tax payable				(1,199,000)	11,437,000	10,313,000	7,688,000	(2,371,000)
Other long-term liabilities				(613,000)	769,000	1,211,000	122,000	961,000
Net cash provided by operating activities	370,222,000	456,024,000	456,712,000	65,704,000	85,514,000	181,253,000	169,566,000	145,031,000
Investing activities
Acquisition of businesses, net of cash acquired	(3,762,403,000)	(198,744,000)	(84,322,000)				(53,000,000)	(183,725,000)
Proceeds from sales and maturities of marketable securities				254,120,000	223,439,000	489,241,000	427,821,000	438,601,000
Payment of additional acquisition consideration	(9,784,000)	(19,660,000)	0
Purchases of marketable securities				(265,447,000)	(162,258,000)	(395,190,000)	(401,434,000)	(419,019,000)
Divestiture activities, net of cash transferred	0	2,267,000	(1,035,000)					6,357,000
Proceeds from sale of intellectual property	12,500,000	13,250,000	73,000,000
Purchase of property and equipment	(33,149,000)	(27,785,000)	(28,010,000)	(15,523,000)	(23,245,000)	(41,664,000)	(30,716,000)	(32,364,000)
Increase in equipment under customer usage agreements	(45,624,000)	(27,878,000)	(18,648,000)
Purchases of capitalized software				(3,437,000)	(2,547,000)	(6,053,000)	(3,891,000)	(1,290,000)
Purchase of licensed technology and other intangible assets	0	(3,021,000)	(500,000)	(1,527,000)	(4,424,000)	(5,259,000)	(2,513,000)	(7,341,000)
Purchase of insurance contracts	0	(5,322,000)	(5,322,000)
Acquisition of in-process research and development assets	(4,500,000)	0	(2,000,000)
Proceeds from sale of cost method investment	0	0	678,000
Purchases of cost method investments	(250,000)	(99,000)	(795,000)		(3,980,000)	(3,980,000)
(Increase) decrease in restricted cash	(5,159,000)	405,000	(26,000)
Cash paid for investment in Pacific Biosciences							(50,000,000)
Increase in other assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)
Other				390,000	(348,000)	(209,000)	(738,000)	403,000
Net cash (used in) provided by investing activities	(3,850,784,000)	(266,587,000)	(66,980,000)	(31,424,000)	26,637,000	36,886,000	(114,471,000)	(198,378,000)
Financing activities
Proceeds from long-term debt	3,476,320,000	0	0
Repurchase and retirement of common stock					(47,972,000)	(250,000,000)	(99,935,000)	(174,847,000)
Repayment of long-term debt and notes payable	0	(1,362,000)	(177,004,000)
Proceeds from issuance of common stock and employee stock purchase plan				43,161,000	40,727,000	49,932,000	31,830,000	10,923,000
Payment of debt issuance costs	(81,408,000)	(5,327,000)	0
Payment of contingent consideration	(51,680,000)	(4,294,000)	0				(10,000,000)
Payment of deferred acquisition consideration	(44,223,000)	0	0
Repurchase and retirement of restricted stock for payment of taxes				(1,146,000)	(363,000)	(1,615,000)	(1,257,000)	(1,716,000)
Purchase of non-controlling interest	0	0	(2,684,000)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594,000	25,404,000	12,594,000
Excess tax benefit from employee stock-based compensation	6,206,000	3,652,000	2,043,000	3,375,000	3,916,000	5,080,000	3,692,000	2,005,000
Payment of employee restricted stock minimum tax withholdings	(5,710,000)	(10,399,000)	(2,524,000)
Borrowings, net					8,000,000	8,000,000	(228,000)	238,450,000
Net cash (used in) provided by financing activities	3,328,099,000	7,674,000	(167,575,000)	45,390,000	4,308,000	(188,603,000)	(75,898,000)	74,815,000
Effect of exchange rate changes on cash and cash equivalents	561,000	(404,000)	282,000	(235,000)	570,000	(2,205,000)	(2,123,000)	1,026,000
Net increase (decrease) in cash and cash equivalents	(151,902,000)	196,707,000	222,439,000	79,435,000	117,029,000	27,331,000	(22,926,000)	22,494,000
Cash and cash equivalents at the beginning of period	712,332,000	515,625,000	293,186,000	87,021,000	59,690,000		82,616,000	60,122,000
Cash and cash equivalents at the end of period	560,430,000	712,332,000	515,625,000	166,456,000	176,719,000	87,021,000	59,690,000	82,616,000
Supplemental disclosure of cash flow information:
Cash paid for interest	55,045,000	36,268,000	39,382,000			2,104,000	2,358,000	1,804,000
Cash paid for taxes						$ 38,744,000	$ 46,565,000	$ 54,528,000

Consolidated Statements of Stockholders' Equity (Parenthetical) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect on change in net unrealized gain (loss)on marketable securities	$ 466	$ 1,186	$ 616
Tax effect on reclassification of net realized gain on marketable securities	$ 1,893	$ 2,353	$ 3,681

Operations	12 Months Ended
Sep. 29, 2012
Operations
1.	Operations

Hologic, Inc. (the “Company” or “Hologic”) develops, manufactures and distributes premium diagnostics, medical imaging systems and surgical products dedicated to serving the healthcare needs of women. The Company’s core business segments are focused on breast health, diagnostics, GYN surgical and skeletal health.

On August 1, 2012, the Company completed the acquisition of Gen-Probe Incorporated (“Gen-Probe”), which resulted in the Company significantly expanding its suite of molecular diagnostic products. Gen-Probe develops, manufactures and markets rapid, accurate and cost effective molecular diagnostics products and services that are used primarily to diagnose human diseases, screen donated blood, and test transplant compatibility. Gen-Probe’s results of operations are reported within the Company’s diagnostics reportable segment. The Company’s acquisition of Gen-Probe is more fully described in Note 3. In connection with the acquisition, the Company borrowed $3.5 billion in aggregate principal to fund a portion of the purchase price, which is described in Note 5.

Summary of Significant Accounting Policies	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company’s fiscal year ends on the last Saturday in September. Fiscal 2012, 2011 and 2010 ended on September 29, 2012, September 24, 2011 and September 25, 2010, respectively. Fiscal 2012 was a 53 week fiscal period and fiscal 2011 and 2010 were 52 week fiscal periods.

Management’s Estimates and Uncertainties

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions by management affect the Company’s revenue recognition for multiple element arrangements, allowance for doubtful accounts, the net realizable value of inventory, estimated fair value of cost-method equity investments, valuations, purchase price allocations and contingent consideration related to business combinations, expected future cash flows including growth rates, discount rates, terminal values and other assumptions and estimates used to evaluate the recoverability of long-lived assets and goodwill, estimated fair values of intangible assets and goodwill, amortization methods and periods, warranty reserves, certain accrued expenses, restructuring and other related charges, stock-based compensation, contingent liabilities, tax reserves and recoverability of the Company’s net deferred tax assets and related valuation allowance.

Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances.

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, dependence on third-party reimbursements to support the markets of the Company’s products, early stage of development of certain products, rapid technological changes, recoverability of long-lived assets (including intangible assets and goodwill), competition, stability of world financial markets, ability to obtain regulatory approvals, changes in the regulatory environment, limited number of suppliers, customer concentration, integration of acquisitions, substantial indebtedness, government regulations, future sales or issuances of its common stock, management of international activities, protection of proprietary rights, patent and other litigation and dependence on key individuals.

Cash Equivalents

Cash equivalents are highly liquid investments with insignificant interest rate risk and maturities of three months or less at the time of acquisition. At September 29, 2012 and September 24, 2011, the Company’s cash equivalents consisted of money market accounts.

Marketable Securities

As a result of its acquisition of Gen-Probe, the Company assumed certain marketable securities, which were comprised of an equity security and mutual funds. The equity security is an investment in the common stock of a publicly traded company, and the mutual funds are to fund the Gen-Probe deferred compensation plan. The equity security is classified as available-for-sale and is recorded at fair value with the unrealized gains or losses, net of tax, within accumulated other comprehensive income (loss), which is a component of stockholders’ equity. The mutual funds are classified as trading and are recorded at fair value with unrealized gains and losses recorded in interest income in the Consolidated Statements of Operations.

The Company periodically reviews its marketable equity securities classified as available-for-sale for other-than-temporary declines in fair value below cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of the security; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates. No such impairment appeared to exist at September 29, 2012.

The Company has one investment in a publicly traded security and the following reconciles its cost basis to its fair market value as of September 29, 2012. There were no marketable securities at September 24, 2011.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Equity security	$5,931	$98	$—	$6,029

Concentrations of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents, cost-method equity investments, and trade accounts receivable. The Company invests its cash and cash equivalents with high credit quality financial institutions.

The Company’s customers are principally located in the United States, Europe and Asia. The Company performs ongoing credit evaluations of the financial condition of its customers and generally does not require collateral. Although the Company is directly affected by the overall financial condition of the healthcare industry, as well as global economic conditions, management does not believe significant credit risk exists as of September 29, 2012. The Company generally has not experienced any material losses related to receivables from individual customers or groups of customers in the health care industry. The Company maintains an allowance for doubtful accounts based on accounts past due and historical collection experience.

There were no customers with balances greater than 10% of accounts receivable as of September 29, 2012 and September 24, 2011, nor customers that represented greater than 10% of total revenues for fiscal years 2012, 2011 and 2010.

Supplemental Cash Flow Statement Information

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Cash paid during the period for income taxes	$166,565	$118,850	$130,486

Cash paid during the period for interest	$55,045	$36,268	$39,382

Non-Cash Investing Activities:
Fair value of stock options assumed in the Gen-Probe acquisition	$2,655	$—	$—

Additional acquisition contingent consideration accrued	$—	$18,924	$32,489

Non-Cash Financing Activities:
Fair value of contingent consideration at acquisition	$—	$86,600	$29,500

Deferred payments for acquisitions	$1,655	$47,258	$—

Inventories

Inventories are valued at the lower of cost or market on a first in, first out basis. Work-in-process and finished goods inventories consist of materials, labor and manufacturing overhead. The valuation of inventory requires management to estimate excess and obsolete inventory. The Company employs a variety of methodologies to determine the net realizable value of its inventory. Provisions for excess and obsolete inventory are primarily based on management’s estimates of forecasted net sales and service usage levels. A significant change in the timing or level of demand for the Company’s products as compared to forecasted amounts may result in recording additional provisions for excess and obsolete inventory in the future. The Company records provisions for excess and obsolete inventory as cost of product sales.

Inventories consisted of the following:

	September 29, 2012	September 24, 2011
Raw materials	$134,983	$119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645

	$367,191	$230,544

Property and Equipment

Property and equipment is recorded at cost less allowances for depreciation. The straight-line method of depreciation is used for all property and equipment. Repair and maintenance costs are expensed as incurred. Property and equipment are depreciated over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Building and improvements	35–40 years
Equipment and software	3–10 years
Equipment under customer usage agreements	3–8 years
Furniture and fixtures	5–7 years
Leasehold improvements	Shorter of the Original Term of Lease or Estimated Useful Life

Equipment under customer usage agreements primarily consists of diagnostic instrumentation and medical imaging equipment located at customer sites but owned by the Company. Generally, the customer has the right to use it for a period of time provided they meet certain agreed to conditions. The Company recovers the cost of providing the equipment from the sale of disposables. The depreciation costs associated with equipment under customer usage agreements are charged to cost of product sales over the estimated useful life of the equipment. The costs to maintain the equipment in the field are charged to cost of product sales as incurred.

Long-Lived Assets

The Company reviews its long-lived assets, which includes property and equipment and identifiable intangible assets (see below for discussion of intangible assets), for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-35-15, Property, Plant and Equipment—Impairment or Disposal of Long-Lived Assets (ASC 360). Recoverability of these assets is evaluated by comparing the carrying value of the assets to the undiscounted cash flows estimated to be generated by those assets over their remaining economic life. If the undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are considered impaired. The impairment loss is measured by comparing the fair value of the assets to their carrying value. Fair value is determined by either a quoted market price, if any, or a value determined by a discounted cash flow technique. At the end of the second quarter of fiscal 2012, the Company decided to cease manufacturing, marketing and selling its Adiana system, which was a product line within the Company’s GYN Surgical reporting segment, determining that the product was not financially viable and would not become so in the foreseeable future. As a result, in fiscal 2012, the Company recorded charges of $19.5 million of which $6.5 million was recorded within cost of product sales to write down certain manufacturing equipment and equipment placed at customer sites to its fair value that had no further utility. There were no material impairment charges related to property and equipment in fiscal 2011 and 2010.

Business Combinations and Acquisition of Intangible Assets

The Company records tangible and intangible assets acquired in business combinations under the purchase method of accounting. The Company accounts for acquisitions in accordance with ASC 805, Business Combinations. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their fair values at the dates of acquisition. The Company allocates the purchase price in excess of the fair value of the net tangible assets acquired to identifiable intangible assets, including purchased research and development, based on detailed valuations that use certain information and assumptions provided by management. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill. The use of alternative valuation assumptions, including estimated cash flows and discount rates, and alternative useful life assumptions could result in different purchase price allocations and intangible asset amortization expense in current and future periods.

The valuation of purchased research and development as part of a business combination represents the estimated fair value at the dates of acquisition related to in-process projects. The Company’s purchased research and development represents the value of in-process projects that have not yet reached technological feasibility and have no alternative future uses as of the date of acquisition. As required by ASC 805, the Company capitalizes the value attributable to these in-process projects at the time of the acquisition pursuant to ASC 805. Subsequent to acquisition, in-process research and development is evaluated as an indefinite-lived intangible asset, consistent with the accounting treatment of goodwill. No additional amounts are capitalized and once the project is completed the asset is amortized over its estimated useful life. If the projects are not successful or completed in a timely manner, the Company may not realize the financial benefits expected for these projects or for the acquisitions as a whole and impairments may result.

The Company uses the income approach to determine the fair value of its purchased research and development acquired in a business combination. This approach determines fair value by estimating the after-tax cash flows attributable to an in-process project over its useful life and then discounting these after-tax cash flows back to a present value. The Company bases its revenue assumptions on estimates of relevant market sizes, expected market growth rates, expected trends in technology and expected product introductions by competitors. In arriving at the value of the in-process projects, the Company considers, among other factors, the in-process projects’ stage of completion, the complexity of the work completed as of the acquisition date, the costs already incurred, the projected costs to complete, the contribution of core technologies and other acquired assets, the expected introduction date and the estimated useful life of the technology. The Company bases the discount rate used to arrive at a present value as of the date of acquisition on the time value of money and medical technology investment risk factors. The Company believes that the estimated purchased research and development amounts so determined represent the fair value at the date of acquisition and do not exceed the amount a third-party would pay for the projects.

The Company also uses the income approach, as described above, to determine the estimated fair value of certain other identifiable intangible assets including developed technology, customer relationships, trade names and business licenses. Developed technology represents patented and unpatented technology and know-how. Customer relationships represent established relationships with customers, which provide a ready channel for the sale of additional products and services. Trade names represent acquired company and product names.

Intangible Assets and Goodwill

Intangible Assets

Intangible assets are initially recorded at fair value and stated net of accumulated amortization and impairments. The Company amortizes its intangible assets that have finite lives using either the straight-line method, or if reliably determinable, based on the pattern in which the economic benefit of the asset is expected to be utilized. Amortization is recorded over the estimated useful lives ranging from 2 to 30 years. The Company evaluates the realizability of its definite lived intangible assets whenever events or changes in circumstances or business conditions indicate that the carrying value of these assets may not be recoverable based on expectations of future undiscounted cash flows for each asset group. If the carrying value of an asset or asset group exceeds its undiscounted cash flows, the Company estimates the fair of the assets, generally utilizing a discounted cash flow analysis based on the present value of estimated future cash flows to be generated by the assets using a risk-adjusted discount rate. To estimate the fair value of the assets, the Company uses market participant assumptions pursuant to ASC 820, Fair Value Measurements.

During the fourth quarter of fiscal 2012 in connection with the company-wide annual budgeting and strategic planning process, the Company determined that indicators of impairment existed in its MammoSite reporting unit, which is included in the Breast Health reportable segment. The impairment indicators were due to a reduction in the Company’s revenue projections and long-term growth rates as a result of the continuing deterioration of the brachytherapy market and competition from existing technologies. The Company’s cash flow estimates were based upon historical cash flows, as well as future projected cash flows derived from the company-wide annual planning process. The analysis indicated that MammoSite’s long-lived assets were recoverable based on the undiscounted cash flows over the remaining life of the predominant long-lived asset. The Company believes that its procedures for estimating future cash flows were reasonable and consistent with market conditions at the measurement date.

During the fourth quarter of fiscal 2010 in connection with the company-wide annual budgeting and strategic planning process, the Company determined that indicators of impairment existed in its MammoSite reporting unit. The impairment indicators were due to changing market conditions for the breast brachytherapy market, including downward pressure on procedure volumes due to the continuing adverse economic environment and current trends in breast cancer management, as well as competitive pricing pressures and competition from existing and alternative new technologies. These factors resulted in the Company lowering its financial projections for MammoSite. As a result, the Company performed the first step in the long-lived assets impairment test pursuant to ASC 360 and compared MammoSite’s forecasted undiscounted cash flows to the carrying value of its net assets. These cash flows were insufficient to recover MammoSite’s carrying value. Therefore, the Company determined the fair value of MammoSite’s long-lived assets, which are primarily intangible assets, using a discounted cash flow technique. The expected future cash flows are Level 3 inputs under ASC 820 and are those expected to be generated by market participants. Based on the estimated fair value of the long-lived assets, the Company recorded an aggregate impairment charge of $143.5 million to write down these intangible assets to their fair value. The charge was comprised of $123.4 million related to developed technology, which was recorded in cost of product sales in the Consolidated Statement of Operations, $11.8 million related to customer relationships and $8.3 million related to trade names, which were recorded in impairment of intangible assets in the Consolidated Statements of Operations. In addition, the Company recorded a goodwill impairment charge of $76.7 million (see below for further discussion).

During the fourth quarter of fiscal 2012 and 2010, the Company acquired certain in-process research and development assets that were not part of a business acquisition. Since these assets had no alternative future use, the Company recorded in-process research and development charges of $4.5 million and $2.0 million in fiscal 2012 and 2010, respectively.

Intangible assets consist of the following:

	As of September 29, 2012		As of September 24, 2011
Description	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Developed technology	$3,784,689	$788,274	$2,215,323	$586,647
In-process research and development	227,000	—	840	—
Customer relationships and contracts	1,097,842	205,612	507,974	150,039
Trade names	240,092	60,318	142,799	44,267
Patents	11,417	7,906	9,937	7,752
Business licenses	2,577	344	2,535	81
Non-compete agreements	310	223	297	112

	$5,363,927	$1,062,677	$2,879,705	$788,898

During 2012, the in-process research and development project from the Healthcome acquisition was completed and transferred to developed technology. In October 2012, one of the in-process research and development projects from the Gen-Probe acquisition, valued at $7.0 million, was completed.

Amortization expense related to developed technology and patents is classified as a component of cost of product sales—amortization of intangible assets in the Consolidated Statements of Operations. Amortization expense related to customer relationships and contracts, trade names, business licenses and non-competes is classified as a component of amortization of intangible assets in the Consolidated Statements of Operations.

The estimated amortization expense at September 29, 2012 for each of the five succeeding fiscal years is as follows:

Fiscal 2013	$413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	361,061

Goodwill

In accordance with ASC 350, Intangibles—Goodwill and Other (ASC 350), the Company tests goodwill at the reporting unit level for impairment on an annual basis and between annual tests if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate or operational performance of the business, and an adverse action or assessment by a regulator.

In performing the impairment test, the Company utilizes the two-step approach prescribed under ASC 350. The first step requires a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of its reporting units for Step 1, the Company primarily utilizes the income approach. The income approach is based on a discounted cash flow analysis (“DCF”) and calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF require significant judgment, including judgment about appropriate discount rates and terminal values, growth rates, and the amount and timing of expected future cash flows. The forecasted cash flows are based on the Company’s most recent budget and for years beyond the budget, the Company’s estimates are based on assumed growth rates. The Company believes its assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted-average cost of capital (“WACC”) of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before interest, taxes, depreciation and amortization (“EBITDA”) and is primarily used as a corroborative analysis to the results of the DCF. The Company believes its assumptions used to determine the fair value of its respective reporting units are reasonable. If different assumptions were used, particularly with respect to forecasted cash flows, terminal values, WACCs, or market multiples, different estimates of fair value may result and there could be the potential that an impairment charge could result. Actual operating results and the related cash flows of the reporting units could differ from the estimated operating results and related cash flows.

If the carrying value of a reporting unit exceeds its estimated fair value, the Company is required to perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is derived by performing a hypothetical purchase price allocation for each reporting unit as of the measurement date and allocating the reporting unit’s estimated fair value to its assets and liabilities. The residual amount from performing this allocation represents the implied fair value of goodwill. To the extent this amount is below the carrying value of goodwill, an impairment charge is recorded.

The Company conducted its fiscal 2012 annual impairment test on the first day of the fourth quarter. The Company utilized DCF and market approaches to estimate the fair value of its reporting units as of June 24, 2012, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it has used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples. In addition, using a DCF requires the use of a risk-adjusted discount rate for which the Company based its rate on the WACC of market participants. As a result of completing Step 1, all of the Company’s reporting units, except MammoSite, had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required. MammoSite’s fair value has declined from fiscal 2011 primarily due to a reduction in the Company’s revenue projections and long-term growth rates. The changes in MammoSite’s financial projections were a result of the continuing deterioration of the brachytherapy market, and competition from existing technologies. The Company performed the Step 2 analysis for MammoSite, consistent with the procedures described above, and recorded a $5.8 million goodwill impairment charge, resulting in no remaining goodwill for this reporting unit.

For the Company’s other reporting units, if their respective fair values had been lower by 10%, each reporting unit would have still passed Step 1 of the goodwill impairment test. Since, the fair value of the reporting units was determined by use of the DCF, and the key assumptions that drive the fair value in this model are the WACC, terminal values, growth rates, and the amount and timing of expected future cash flows, significant judgment is applied in determining fair value. If the current economic environment were to deteriorate, this would likely result in a higher WACC because market participants would require a higher rate of return. In the DCF as the WACC increases, the fair value decreases. The other significant factor in the DCF is our projected financial information (i.e., amount and timing of expected future cash flows and growth rates) and if these assumptions were to be adversely impacted, this could result in a reduction of the fair values of these reporting units.

The Company previously had ongoing litigation with Conceptus regarding potential patent infringement of a Conceptus patent by the Company’s Adiana system. In the first quarter of fiscal 2012, the jury returned a verdict in favor of Conceptus and awarded Conceptus $18.8 million in damages. Post trial motions were filed, and Conceptus sought to enjoin the Company from further sales of the Adiana system. At the time, the Company was appealing the jury verdict. The jury verdict in the first quarter of fiscal 2012 and related subsequent litigation status was an indicator of impairment for the Company’s GYN Surgical reporting unit, and a reduction in the anticipated future cash flows of the GYN Surgical reporting unit could result in a material impairment charge. Accordingly, the Company performed an interim goodwill impairment analysis of the GYN Surgical reporting unit as of December 24, 2011, updating its cash flow projections and related assumptions from its fiscal 2011 annual impairment test, including the WACC, under various potential scenarios. The Company applied the weighted average probability approach to these scenarios to estimate the fair value of the GYN Surgical reporting unit. As a result of completing Step 1, GYN Surgical’s fair value exceeded its carrying value. Therefore, Step 2 of the impairment test was not required as of December 24, 2011. The Company believed it used reasonable estimates and assumptions about future revenue, cost projections, cash flows, probabilities of cash flow scenarios, and market multiples as of that measurement date.

In connection with the Company’s decision to discontinue the Adiana product line in the second quarter of fiscal 2012 and the Company’s updated lower forecast for the GYN Surgical reporting unit, the Company concluded that potential goodwill impairment indicators existed as of March 24, 2012. As such, the Company performed another interim goodwill impairment test of the GYN Surgical reporting unit as of March 24, 2012, updating its cash flow projections and related assumptions from the analysis performed as of December 24, 2011. As a result of completing Step 1, GYN Surgical’s fair value exceeded its carrying value. Therefore, Step 2 of the impairment test was not required as of March 24, 2012. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows, probabilities of cash flow scenarios, and market multiples as of that measurement date.

The Company conducted its fiscal 2011 annual impairment test on the first day of the fourth quarter, and as noted above used DCF and market approaches to estimate the fair value of its reporting units as of June 26, 2011, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples as of the measurement date. As a result of completing Step 1, all of the Company’s reporting units had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required. For illustrative purposes, had the fair value of each reporting unit been lower by 10%, each reporting unit would have still passed Step 1 of the goodwill impairment test.

The Company conducted its fiscal 2010 annual impairment test on the first day of the fourth quarter. The Company utilized DCF and market approaches to estimate the fair value of its reporting units as of June 27, 2010, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples as of the measurement date. As a result of completing Step 1, all of the Company’s reporting units, except MammoSite, had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required for these reporting units. MammoSite’s fair value declined from fiscal 2009 primarily due to a reduction in its long-term growth rates. The changes in MammoSite’s financial projections were a result of changing market conditions for the brachytherapy market, including downward pressure on procedure volumes due to the continuing adverse economic environment and current trends in breast cancer management, as well as competitive pricing pressures and competition from existing and alternative new technologies. The DCF calculation of fair value was positively impacted by a reduction in the discount rate to 11.0% from 12.5% used in the fiscal 2009 annual impairment test due to slight overall improvements in economic conditions and changes in the financial projections.

The Company performed the Step 2 analysis for MammoSite and recorded a $76.7 million impairment charge. For illustrative purposes had the fair value of MammoSite been 10% lower, the charge would have been higher by $2.5 million. If the fair value of the Company’s other reporting units had been lower by 10%, one reporting unit would have failed Step 1 requiring a Step 2 analysis. This reporting unit is in the Breast Health reportable segment and had a fair value at the annual impairment measurement date that exceeded its carrying value by 4% with goodwill of $256.5 million. The fair value of the reporting unit was determined by use of the DCF, and the key assumptions that drive the fair value in this model are the WACC, terminal values, growth rates, and the amount and timing of expected future cash flows. At September 25, 2010, for the Company’s other reporting units with goodwill aggregating $1.85 billion, the Company believed that these reporting units were not at risk of failing Step 1 of the goodwill impairment test.

The Company believes that the procedures performed and the estimates and assumptions used in the Step 1 and Step 2 analyses for each reporting unit are reasonable and in accordance with U.S. generally accepted accounting principles. The estimate of fair value requires significant judgment. The impairment testing process is subjective and requires judgment at many points throughout the analysis. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for these assets not previously recorded.

A rollforward of goodwill activity by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Skeletal Health	Total
Balance at September 24, 2011	$638,887	$633,319	$1,009,973	$8,151	$2,290,330
Gen-Probe acquisition	—	1,652,546	—	—	1,652,546
Impairment charge	(5,826)	—	—	—	(5,826)
Tax adjustments	—	(1,315)	6,212	—	4,897
Foreign currency	2,082	907	325	(26)	3,288
Other adjustments	598	(2,010)	(1,044)	—	(2,456)

Balance at September 29, 2012	$635,741	$2,283,447	$1,015,466	$8,125	$3,942,779

A rollforward of accumulated goodwill impairment losses by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Total
Balance at September 24, 2011	$342,593	$908,349	$1,165,804	$2,416,746
Impairment charge	5,826	—	—	5,826

Balance at September 29, 2012	$348,419	$908,349	$1,165,804	$2,422,572

Other Assets

Other assets consist of the following:

	September 29, 2012	September 24, 2011
Other Assets
Deferred financing costs	$82,760	$11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995	—
Marketable security	6,029	—
Manufacturing access fees	18,323	—
Cost-method equity investments	15,976	4,608
Other	6,006	6,815

	$162,067	$46,077

Deferred financing costs are related to the Company’s Convertible Notes, Credit Agreement and Senior Notes (see Note 5 for further discussion). The Company is amortizing amounts related to each debt issuance using the effective interest rate method over the period of earliest redemption or the term of such debt. Life insurance contracts were purchased in connection with the Company’s Nonqualified Deferred Compensation Plan (“DCP”) and are recorded at their cash surrender value (see Note 11 for further discussion). The marketable security represents a publicly traded equity security, and the mutual funds are the underlying investments related to the deferred compensation liabilities the Company assumed in connection with the Gen-Probe acquisition. The manufacturing access fees are related to a manufacturing supply and purchase agreement for our HPV products acquired in the Gen-Probe acquisition, and these fees are being amortized over the term of the agreement.

The Company’s cost-method equity investments are generally carried at cost as the Company owns less than 20% of the voting equity and does not have the ability to exercise significant influence over these companies. The Company regularly evaluates the carrying value of its cost-method equity investments for impairment and whether any events or circumstances are identified that would significantly harm the fair value of the investment. The primary indicators the Company utilizes to identify these events and circumstances are the investee’s ability to remain in business, such as the investee’s liquidity and rate of cash use, and the investee’s ability to secure additional funding and the value of that additional funding. In the event a decline in fair value is judged to be other-than-temporary, the Company will record an other-than-temporary impairment charge in other income (expense), net in the Consolidated Statements of Operations. During fiscal 2011 and 2010, the Company recorded other-than-temporary impairment charges of $2.4 million and $1.1 million, respectively, related to certain of its cost-method equity investments to adjust their carrying amounts to fair value. No such charges were recorded in fiscal 2012.

Research and Software Development Costs

Costs incurred for the research and development of the Company’s products are expensed as incurred. Nonrefundable advance payments for goods or services to be received in the future by the Company for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed. If the Company’s expectations change such that it does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments are recorded to expense in that period.

The Company accounts for the development costs of software embedded in the Company’s products in accordance with ASC 985, Software. Costs incurred in the research, design and development of software embedded in products to be sold to customers are charged to expense until technological feasibility of the ultimate product to be sold is established. The Company’s policy is that technological feasibility is achieved when a working model, with the key features and functions of the product, is available for customer testing. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs eligible for capitalization have not been significant to date.

Foreign Currency Translation

The financial statements of the Company’s foreign subsidiaries are translated in accordance with ASC 830, Foreign Currency Matters. The reporting currency for the Company is the U.S. dollar. With the exception of its Costa Rica subsidiary, whose functional currency is the U.S. dollar, the functional currency of the Company’s foreign subsidiaries is their local currency. Accordingly, assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each balance sheet date. Before translation, the Company re-measures foreign currency denominated assets and liabilities, including inter-company accounts receivable and payable, into the functional currency of the respective entity, resulting in unrealized gains or losses recorded in other income (expense), net in the Consolidated Statement of Operations. Revenues and expenses are translated using average exchange rates during the respective period. Foreign currency translation adjustments are accumulated as a component of other comprehensive income (loss) as a separate component of stockholders’ equity. Gains and losses arising from transactions denominated in foreign currencies are included in other income (expense), net in the Consolidated Statements of Operations and to date have not been material.

Accumulated Other Comprehensive Income

Other comprehensive income (loss) includes certain transactions that have generally been reported in the statement of stockholders’ equity. The components of accumulated other comprehensive income consisted of the following:

	September 29, 2012	September 24, 2011
Foreign currency translation adjustment	$7,211	$994
Unrealized gains on available-for-sale securities, net of tax of $36	62	—
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001

	$6,790	$1,995

Revenue Recognition

The Company generates revenue from the sale of its products, primarily medical imaging systems and diagnostic and surgical disposable products, and related services, which are primarily support and maintenance services on its medical imaging systems.

The Company recognizes product revenue upon shipment provided that there is persuasive evidence of an arrangement, there are no uncertainties regarding acceptance, the sales price is fixed or determinable, no right of return exists and collection of the resulting receivable is reasonably assured. Generally, the Company’s product arrangements for capital equipment sales, primarily in its Breast Health and Skeletal Health reporting segments, are multiple-element arrangements, including services, such as installation and training, and multiple products. Based on the terms and conditions of the product arrangements, the Company believes that these services and undelivered products can be accounted for separately from the delivered product element as the Company’s delivered products have value to its customers on a stand-alone basis. Accordingly, revenue for services not yet performed at the time of product shipment are deferred and recognized as such services are performed. The relative selling price of any undelivered products is also deferred at the time of shipment and recognized as revenue when these products are delivered. There is no customer right of return in the Company’s sales agreements.

Service revenues primarily consist of amounts recorded under service and maintenance contracts and repairs not covered under warranty, installation and training, and shipping and handling costs billed to customers. Service and maintenance contract revenues are recognized ratably over the term of the contract. Other service revenues are recognized as the services are performed.

For revenue arrangements with multiple deliverables, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, and if the arrangement includes a general right of return relative to the delivered items, the delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. Some of the Company’s products have both software and non-software components that function together to deliver the product’s essential functionality. The Company determined that except for its computer-aided detection (“CAD”) products, the software element in its other products is incidental in accordance with the software revenue recognition rules and are not within the scope of the software revenue recognition rules, ASC 985-605, Software—Revenue Recognition. The Company determined that given the significance of the software component’s functionality to its CAD systems, which are sold by its Breast Health segment, these products are within the scope of the software revenue recognition rules. The Company evaluated the appropriate revenue recognition treatment of its other hardware products, including its Dimensions digital mammography systems, which have both software and non-software components that function together to deliver the products’ essential functionality (i.e., it is a tangible product), and determined they are not within the scope of ASC 985-605.

The Company is required to allocate revenue to its multiple element arrangements based on the relative fair value of each element’s selling price. The Company typically determines the selling price of its products based on its best estimate of selling prices (“ESP”) and services based on vendor-specific objective evidence of selling price (“VSOE”). The Company determines VSOE based on its normal pricing and discounting practices for the specific product or service when sold on a stand-alone basis. In determining VSOE, the Company’s policy requires a substantial majority of selling prices for a product or service to be within a reasonably narrow range. The Company also considers the class of customer, method of distribution, and the geographies into which its products and services are sold when determining VSOE. The Company typically has had VSOE for its products and services. If VSOE cannot be established, which may occur in instances when a product or service has not been sold separately, stand-alone sales are too infrequent, or product pricing is not within a narrow range, the Company attempts to establish the selling price based on third-party evidence of selling price (“TPE”). TPE is determined based on competitor prices for similar deliverables when sold separately. When the Company cannot determine VSOE or TPE, it uses ESP in its allocation of arrangement consideration. The objective of ESP is to determine the price at which the Company would typically transact a stand-alone sale of the product or service. ESP is determined by considering a number of factors including Company pricing policies, internal costs and gross margin objectives, method of distribution, information gathered from experience in customer negotiations, market research and information, recent technological trends, competitive landscape and geographies.

For those arrangements accounted for under the software revenue recognition rules, ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on their relative VSOE of fair value. If VSOE does not exist for a delivered element, the residual method is applied in which the arrangement consideration is allocated to the undelivered elements based on their VSOE with the remaining consideration recognized as revenue for the delivered elements. For multiple-element software arrangements where VSOE of fair value of Post-Contract Customer Support (“PCS”) has been established, the Company recognizes revenue using the residual method at the time all other revenue recognition criteria have been met.

As part of the Diagnostics reporting segment and as a result of the Gen-Probe, acquisition, the Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). The Company’s agreement provides that it shares a portion of Novartis’s revenue from screening blood donations. Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon fixed transfer price, which is not refundable, and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user in excess of the transfer price revenues recognized is not known until it is reported to the Company by Novartis. On a monthly basis, Novartis reports net revenue generated during the prior month and remits an additional corresponding net payment to the Company, which is recorded as revenue at that time. This payment combined with the transfer price revenues previously recognized represents the Company’s ultimate share of net revenue under the agreement.

Within its Diagnostics business, and to a lesser extent, its GYN Surgical business, the Company provides its instrumentation (for example, the ThinPrep Processor, ThinPrep Imaging System, PANTHER and TIGRIS systems) and certain other hardware to customers without requiring them to purchase the equipment or enter into a lease. Instead, the Company recovers the cost of providing the instrumentation and equipment in the amount it charges for its diagnostic tests and assays and other disposables. Customers enter into a customer usage agreement, and the Company installs the equipment at customer sites and customers commit to purchasing minimum quantities of disposable products at a stated price over a defined contract term, which is typically between three and five years. Revenue is recognized over the term of the customer usage agreement as tests, assays and other disposable products are shipped. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet the Company’s specifications and the specifications of the United States Food and Drug Administration (“FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

Accounts Receivable and Reserves

The Company records reserves for doubtful accounts based upon a specific review of all outstanding invoices, known collection issues and historical experience. The Company regularly evaluates the collectability of its trade accounts receivables and performs ongoing credit evaluations of its customers and adjusts credit limits based upon payment history and its assessment of the customer’s current credit worthiness. These estimates are based on specific facts and circumstances of particular orders, analysis of credit memo data and other known factors.

Accounts receivable reserve activity for fiscal 2012, 2011 and 2010 is as follows:

	Balance at Beginning of Period	Charged to Costs and Expenses	Write- offs and Payments	Balance at End of Period
Period Ended:
September 29, 2012	$6,516	$3,270	$(3,390)	$6,396
September 24, 2011	$7,769	$1,614	$(2,867)	$6,516
September 25, 2010	$7,279	$1,895	$(1,405)	$7,769

Cost of Service and Other Revenues

Cost of service and other revenues primarily represents payroll and related costs associated with the Company’s professional services’ employees, consultants, infrastructure costs and overhead allocations, including depreciation and rent and materials consumed in providing the service.

Stock-Based Compensation

The Company accounts for share-based payments in accordance with ASC 718, Stock Compensation. As such, all share-based payments to employees, including grants of stock options and restricted stock units and shares issued under the Company’s employee stock purchase plan, are recognized in the Consolidated Statements of Operations based on their fair values on the date of grant.

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares and the dilutive effect of potential future issuances of common stock from outstanding stock options, restricted stock units and convertible debt determined by applying the treasury stock method. In accordance with ASC 718, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of in-the-money stock options and restricted stock units. This results in the assumed buyback of additional shares, thereby reducing the dilutive impact of stock options.

The Company applies the provisions of ASC 260, Earnings Per Share, Subsection 10-45-44, to determine the diluted weighted average shares outstanding as it relates to its Convertible Notes, and due to the type of debt instrument issued, the Company applies the treasury stock method and not the if-converted method. The dilutive impact of the Company’s Convertible Notes is based on the difference between the Company’s current period average stock price and the conversion price of the Convertible Notes, provided there is a premium. Pursuant to this accounting standard, there is no dilution from the accreted principal of the Convertible Notes.

A calculation of net income (loss) per share and a reconciliation of basic and diluted share amounts for fiscal 2012, 2011, and 2010 is as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
Numerator:
Net (loss) income	$(73,634)	$157,150	$(62,813)

Denominator:
Basic weighted average common shares outstanding	264,041	261,099	258,743
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units	—	3,206	—

Diluted weighted average common shares outstanding	264,041	264,305	258,743

Basic net (loss) income per common share	$(0.28)	$0.60	$(0.24)

Diluted net (loss) income per common share	$(0.28)	$0.59	$(0.24)

Weighted-average anti-dilutive shares related to:
Outstanding stock options	10,491	7,747	13,260
Restricted stock units	1,378	—	1,427

In those reporting periods in which the Company has reported net income, anti-dilutive shares generally are comprised of those stock options that either have an exercise price above the average stock price for the period or the stock options’ combined exercise price, average unrecognized stock compensation expense and assumed tax benefits upon exercise is greater than the average stock price for the period. In those reporting periods in which the Company has a net loss, anti-dilutive shares are comprised of the impact of those number of shares that would have been dilutive had the Company had net income plus the number of common stock equivalents that would be anti-dilutive had the company had net income.

Product Warranties

The Company generally offers a one-year warranty for its products. The Company provides for the estimated cost of product warranties at the time product revenue is recognized. Factors that affect the Company’s warranty reserves include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of the warranty reserve and adjusts the amount as necessary.

Product warranty activity for fiscal 2012 and 2011 is as follows:

	Balance at Beginning of Period	Provisions	Acquired	Settlements/ adjustments	Balance at End of Period
Period ended:
September 29, 2012	$4,448	$9,535	$230	$(8,034)	$6,179
September 24, 2011	$2,830	$5,535	$657	$(4,574)	$4,448

Advertising Costs

Advertising costs are charged to operations as incurred. The Company does not have any direct-response advertising. Advertising costs, which include trade shows and conventions, were approximately $29.8 million, $29.0 million and $15.3 million for fiscal 2012, 2011 and 2010, respectively, and were included in selling and marketing expense in the Consolidated Statements of Operations.

Recently Issued Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amended ASC 210, Balance Sheet, to converge the presentation of offsetting assets and liabilities between U.S. GAAP and IFRS. ASU 2011-11 requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning after January 1, 2013, which is the Company’s fiscal year 2014. The Company is currently evaluating the impact of the adoption of ASU 2011-11 on its consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change any of the components of comprehensive income, but it eliminates the option to present the components of other comprehensive income as part of the statement of stockholders equity. ASU 2011-05 is effective for the Company in the first quarter of fiscal 2013 and should be applied retrospectively. The Company elected to early-adopt ASU 2011-05 in fiscal 2012 and has provided a separate statement of comprehensive income (loss) in its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued ASU No. 2011-04—Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 was effective for the Company in its second quarter of fiscal 2012 and should be applied prospectively. The adoption of ASU 2011-04 did not have a material impact on the Company’s consolidated financial statements.

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations. ASU 2010-29 requires a public entity to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the prior year. It also requires a description of the nature and amount of material, nonrecurring adjustments directly attributable to the business combination included in the reported revenue and earnings. The new disclosure was effective for the Company’s first quarter of fiscal 2012 and did not have a material impact on the Company’s consolidated financial statements.

Intangibles—Goodwill and Other

In December 2010, the FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. ASU 2010-28 is effective for the Company in fiscal 2012. The adoption of ASU 2010-28 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 allows entities to first assess qualitatively whether it is necessary to perform the two-step goodwill impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, no further testing is required. ASU 2011-08 is effective for the Company beginning in fiscal 2013, although early adoption is permitted. The Company does not believe that ASU 2011-08 will have a material impact on its consolidated financial statements.

Note 1.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying interim consolidated financial statements of Gen-Probe Incorporated (“Gen-Probe” or the “Company”) as of June 30, 2012, and for the six month periods ended June 30, 2012 and 2011, are unaudited and have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments, consisting only of normal recurring accruals, necessary to state fairly the financial information therein in accordance with U.S. GAAP. Interim results are not necessarily indicative of the results that may be reported for any other interim period or for the year ending December 31, 2012.

These unaudited interim consolidated financial statements and related footnotes should be read in conjunction with the audited consolidated financial statements and related footnotes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Principles of Consolidation

These unaudited interim consolidated financial statements include the accounts of Gen-Probe as well as its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation. The Company has not identified any interests in variable interest entities that require consolidation.

The Company translates the financial statements of its non-U.S. operations using the end-of-period exchange rates for assets and liabilities and the average exchange rates for each reporting period for results of operations. Net gains and losses resulting from the translation of foreign financial statements and the effect of exchange rates on intercompany receivables and payables of a long-term investment nature are recorded as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” These adjustments will affect net income upon the sale or liquidation of the underlying investment.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements. These estimates include assessing the collectability of accounts receivable, the recognition of revenues, and the valuation of the following: stock-based compensation; marketable securities; equity investments in publicly and privately held companies; income tax; accrued liabilities; inventories; and goodwill and long-lived assets, including patent costs, capitalized software, purchased intangibles and licenses and manufacturing access fees. Actual results could differ from those estimates.

Segment Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility. Although the Company’s products comprise distinct product lines to serve different end markets within molecular diagnostics, the Company does not operate its business in operating segments. The Company is managed by a single functionally- based management team that manages all aspects of the Company’s business and reports directly to the Chief Executive Officer. For all periods presented, the Company operated in a single business segment. Product sales by product line are presented in Note 10 of these Notes to Consolidated Financial Statements.

Revenue Recognition

The Company records shipments of its clinical diagnostic products as product sales when the product is shipped, title and risk of loss have passed to the customer, the consideration is fixed and determinable, and collection of the resulting receivable is reasonably assured.

The Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon transfer price and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user in excess of the transfer price revenues recognized is not known until reported to the Company by Novartis. On a monthly basis, Novartis reports net revenue generated during the prior month and remits an additional corresponding net payment to the Company which, when taken together with the transfer price revenues previously recognized, represents the Company’s ultimate share of net revenue under the collaboration.

In most cases, the Company provides its instrumentation to its clinical diagnostics customers without requiring them to purchase the equipment or enter into an equipment lease. Instead, the Company recovers the cost of providing the instrumentation in the amount it charges for its diagnostic assays. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet Gen-Probe’s specifications and the specifications of the United States Food and Drug Administration (the “FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

The Company records revenue for its research products and services in the period during which the related costs are incurred or the services are provided. This revenue consists of outsourcing services for the pharmaceutical, biotechnology and healthcare industries, including nucleic acid purification and analysis services, as well as the sale of monoclonal antibodies.

Revenue arrangements with multiple deliverables are evaluated for proper accounting treatment. In these arrangements, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, if the arrangement includes a general right of return relative to the delivered items, and if delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. Beginning in 2011, arrangement consideration is allocated at the inception of the arrangement to all deliverables using the relative selling price method that is based on a three-tier hierarchy. The relative selling price method requires that the estimated selling price for each deliverable be based on vendor-specific objective evidence (“VSOE”) of fair value, which represents the price charged for each deliverable when it is sold separately or, for a deliverable not yet being sold separately, the price established by management. When VSOE of fair value is not available, third-party evidence (“TPE”) of fair value is acceptable, or a best estimate of the selling price if neither VSOE nor TPE is available. A best estimate of the selling price should be consistent with the objective of determining the price at which the Company would transact if the deliverable were sold regularly on a stand-alone basis and should also take into account market conditions and company-specific factors.

The Company recognizes collaborative research revenue over the term of various collaboration agreements, as negotiated monthly contracted amounts are earned or reimbursable costs are incurred related to those agreements. Negotiated monthly contracted amounts are earned in relative proportion to the performance required under the applicable contracts. Non-refundable license fees with stand-alone value are recognized at the time that the Company has satisfied all performance obligations. License fees without stand-alone value are recognized in combination with any undelivered performance obligations. Milestone consideration that is contingent upon achievement of a milestone in its entirety is recorded as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. These criteria include: (i) the consideration being earned should be commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration being earned should relate solely to past performance; (iii) the consideration being earned should be reasonable relative to all deliverables and payment terms in the arrangement; and (iv) the milestone should be considered in its entirety and cannot be bifurcated into substantive and non-substantive components. Any amounts received prior to satisfying the Company’s revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheets. In the second quarter of 2012, the Company recognized a $5.0 million milestone from Novartis relating to the CE marking of the PANTHER instrument and the Ultrio Elite assay for the blood screening market. The milestone has been recorded within “Collaborative research revenue” in the Company’s consolidated statements of income.

Royalty and license revenue is recognized in connection with the sale or use of the Company’s products or technologies under license agreements with third parties. For those arrangements where royalties are reasonably estimable, the Company recognizes revenue based on estimates of royalties earned during the applicable period and adjusts for differences between the estimated and actual royalties in the following period. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, the Company recognizes revenue upon receipt of royalty statements from the applicable licensee.

Stock-based Compensation

Stock-based compensation expense is recognized for restricted stock, deferred issuance restricted stock, performance stock awards, which include awards subject to performance conditions and/or market conditions, stock options, and shares purchasable under the Company’s Employee Stock Purchase Plan (“ESPP”). Certain of these costs are capitalized into inventory on the Company’s consolidated balance sheets, and are recognized as an expense when the related products are sold.

The Company uses the Black-Scholes-Merton option pricing model to value stock options granted. The determination of the fair value of stock option awards on the date of grant using the Black-Scholes-Merton model is affected by the Company’s stock price and the implied volatility on its traded options, as well as the input of other subjective assumptions. These assumptions include, but are not limited to, the expected term of stock options and the Company’s expected stock price volatility over the term of the awards.

Stock-based compensation expense for restricted stock, deferred issuance restricted stock, and performance condition stock awards is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation expense for market condition stock awards is measured based on the fair value of the award on the date of grant using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple point variables that determine the probability of satisfying the market condition stipulated in the grant and calculates the fair value of the award.

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the Company’s ESPP, as well as the resulting average fair values:

	Six Months Ended June 30,
	2012	2011
Stock option plans
Risk-free interest rate	0.7%	1.7%
Volatility	34.4%	30.9%
Dividend yield	—	—
Expected term (years)	4.3	4.3
Resulting average fair value	$19.61	$18.05
Performance stock awards (1)
Risk-free interest rate	0.4%	1.3%
Volatility	30.1%	33.4%
Dividend yield	—	—
Resulting average fair value	$81.96	$82.58
Employee stock purchase plan
Risk-free interest rate	0.1%	0.2%
Volatility	38.7%	21.5%
Dividend yield	—	—
Expected term (years)	0.5	0.5
Resulting average fair value	$15.27	$12.27

The Company’s unrecognized stock-based compensation expense as of June 30, 2012, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of June 30, 2012
Stock Options	2.9	$33,228
Performance stock awards	2.4	9,019
Restricted stock	1.9	1,342
Deferred issuance restricted stock	0.9	193
Employee stock purchase plan	0.2	114

Total		$43,896

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income for the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Cost of product sales	$1,792	$1,582
Research and development	3,628	3,853
Marketing and sales	1,481	1,346
General and administrative	5,690	6,078

Total	$12,591	$12,859

Net Income Per Share

Diluted net income per share is reported based on the more dilutive of the treasury stock or the two-class method. Under the two-class method, net income is allocated to common stock and participating securities. The Company’s restricted stock, deferred issuance restricted stock and performance stock awards meet the definition of participating securities. Basic net income per share under the two-class method is computed by dividing net income, adjusted for earnings allocated to unvested stockholders for the period, by the weighted average number of common shares outstanding during the period. Diluted net income per share under the two-class method is computed by dividing net income, adjusted for earnings allocated to unvested stockholders for the period, by the weighted average number of common and common equivalent shares outstanding during the period. The Company excludes stock options from the calculation of diluted net income per share when the combined exercise price, unrecognized stock-based compensation expense and assumed tax benefits upon exercise are greater than the average market price for the Company’s common stock because their effect is anti-dilutive. Potentially dilutive securities totaling approximately 1.5 million and 0.8 million shares for the six month periods ended June 30, 2012 and 2011, respectively, were excluded from the calculations of diluted earnings per share (“EPS”) below because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted EPS for the six month periods ended June 30, 2012 and 2011 (in thousands, except per share amounts):

	Six Months Ended
	June 30,
	2012	2011
Basic Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(50)	(72)

Net income allocated to common stockholders	42,125	45,549

Weighted average common shares outstanding - basic	45,351	47,873

Net income per share - basic	$0.93	$0.95

Diluted Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(49)	(70)

Net income allocated to common stockholders	42,126	45,551

Weighted average common shares outstanding - basic	45,351	47,873
Dilutive securities	1,199	1,323

Weighted average common shares outstanding - diluted	46,550	49,196

Net income per share - diluted	$0.91	$0.93

Adoption of Recent Accounting Pronouncements

Accounting Standards Update 2011-04

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) on fair value measurement. The ASU expands the disclosure requirements of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC Topic 820”), for fair value measurements and makes other amendments. Specifically, the ASU clarifies the accounting guidance for highest-and-best-use and valuation-premise concepts for non-financial assets, application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk, premiums or discounts in fair value measurement, and fair value of an instrument classified in an entity’s stockholders’ equity. Additionally, the ASU expands the disclosure requirements under ASC Topic 820, particularly for Level 3 inputs. The ASU was effective for interim and annual reporting periods of the Company beginning January 1, 2012. Upon adoption, the guidance did not have a material impact on the Company’s consolidated financial statements and is not expected to have a material impact on its future operating results.

Accounting Standards Update 2011-05 and 2011-12

In June 2011, the FASB issued ASU 2011-05 on the presentation of comprehensive income. The ASU removes the presentation options in ASC Topic 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income (loss) and does not require any incremental disclosures in addition to those already required under existing accounting guidance. The ASU was effective for interim and annual reporting periods of the Company beginning January 1, 2012. For the six months ended June 30, 2012, the Company has applied the provisions of ASU 2011-05 by presenting comprehensive income in statements separate from the consolidated statements of income.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Accounting Standards Update 2011-08

In September 2011, the FASB issued an ASU on performing goodwill impairment testing. The ASU amends the guidance in ASU Topic 350-20, Goodwill. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, does not revise the requirement to test goodwill annually for impairment, and does not amend the requirement to test goodwill for impairment between annual tests if events and circumstances warrant. The ASU provides examples of events and circumstances to consider for qualitative assessment. The amendments were effective for annual and interim goodwill impairment tests performed by the Company beginning January 1, 2012. The Company adopted this guidance in the first quarter of 2012 for its goodwill impairment testing. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Note 1.	Organization and Summary of Significant Accounting Policies

Organization and Basis of Presentation

Gen-Probe Incorporated (“Gen-Probe” or the “Company”) is a global leader in the development, manufacture and marketing of rapid, accurate and cost-effective molecular diagnostic products and services that are used primarily to diagnose human diseases, screen donated human blood, and ensure transplant compatibility. The Company’s molecular diagnostic products are designed to detect diseases more rapidly and/or accurately than older tests, and are among the fastest-growing categories of the in vitro diagnostics (“IVD”) industry.

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenues, income from operations or net income.

Principles of Consolidation

These consolidated financial statements include the accounts of Gen-Probe as well as its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation. The Company has not identified any interests in variable interest entities that require consolidation.

In December 2010, the Company acquired Genetic Testing Institute, Inc. (“GTI Diagnostics”), a privately held Wisconsin corporation now known as Gen-Probe GTI Diagnostics, Inc. GTI Diagnostics has broadened and strengthened the Company’s transplant diagnostics business, and has also provided the Company with access to new products in the specialty coagulation and transfusion-related blood bank markets. GTI Diagnostics’ results of operations have been included in the Company’s consolidated financial statements beginning in December 2010.

In October 2009, the Company acquired Prodesse, Inc. (“Prodesse”), a privately held Wisconsin corporation now known as Gen-Probe Prodesse, Inc. Prodesse develops molecular diagnostic products for a variety of infectious disease applications. Prodesse’s results of operations have been included in the Company’s consolidated financial statements beginning in October 2009.

In April 2009, the Company acquired Tepnel Life Sciences plc (“Tepnel”), a United Kingdom (“UK”) based international life sciences products and services company, now known as Gen-Probe Life Sciences Ltd. Tepnel’s results of operations have been included in the Company’s consolidated financial statements beginning in April 2009.

Use of Estimates

The preparation of financial statements in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements. These estimates include assessing the collectability of accounts receivable, recognition of revenues, and the valuation of the following: stock-based compensation; marketable securities; equity investments in publicly and privately held companies; income tax; accrued liabilities; inventories; and goodwill and long-lived assets, including patent costs, capitalized software, purchased intangibles and licenses and manufacturing access fees. Actual results could differ from those estimates.

Foreign Currencies

The Company translates the financial statements of its non-U.S. operations using the end-of-period exchange rates for assets and liabilities and the average exchange rates for each reporting period for results of operations. Net gains and losses resulting from the translation of foreign financial statements and the effect of exchange rates on intercompany receivables and payables of a long-term investment nature are recorded as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” These adjustments will affect net income upon the sale or liquidation of the underlying investment.

Segment Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility. Although the Company’s products comprise distinct product lines to serve different end markets within molecular diagnostics, the Company does not operate its business in operating segments. The Company is managed by a single functionally-based management team that manages all aspects of the Company’s business and reports directly to the Chief Executive Officer. For all periods presented, the Company operated in a single business segment. Product sales by product line and geographic location are presented in Note 16 of these Notes to Consolidated Financial Statements.

Revenue Recognition

The Company records shipments of its clinical diagnostic products as product sales when the product is shipped, title and risk of loss have passed to the customer, the consideration is fixed and determinable, and collection of the resulting receivable is reasonably assured.

The Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon transfer price and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user is not known until reported to the Company by Novartis. The Company then adjusts blood screening product sales upon receipt of customer revenue reports and a net payment from Novartis of amounts reflecting the Company’s ultimate share of net sales by Novartis for these products, less the transfer price revenues previously recognized.

In most cases, the Company provides its instrumentation to its clinical diagnostics customers without requiring them to purchase the equipment or enter into an equipment lease. Instead, the Company recovers the cost of providing the instrumentation in the amount it charges for its diagnostic assays. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet Gen-Probe’s specifications and the specifications of the United States Food and Drug Administration (“FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

The Company records revenue on its research products and services in the period during which the related costs are incurred or the services are provided. This revenue consists of outsourcing services for the pharmaceutical, biotechnology and healthcare industries, including nucleic acid purification and analysis services, as well as the sale of monoclonal antibodies.

Revenue arrangements with multiple deliverables are evaluated for proper accounting treatment. In these arrangements, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, if the arrangement includes a general right of return relative to the delivered items, and if delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. For transactions entered into prior to 2011, consideration was allocated to each unit of accounting based on its relative fair value when objective and reliable evidence of fair value existed for all units of accounting in an arrangement. The fair value of an item was the price charged for the product, if the item was sold on a stand-alone basis. When the Company was unable to establish fair value for delivered items or when fair value of undelivered items had not been established, revenue was deferred until all elements were delivered and services had been performed or until fair value could be objectively determined for any undelivered elements. Beginning in 2011, arrangement consideration is allocated at the inception of the arrangement to all deliverables using the relative selling price method that is based on a three-tier hierarchy. The relative selling price method requires that the estimated selling price for each deliverable be based on vendor-specific objective evidence (“VSOE”) of fair value, which represents the price charged for each deliverable when it is sold separately or, for a deliverable not yet being sold separately, the price established by management. When VSOE of fair value is not available, third-party evidence (“TPE”) of fair value is acceptable, or a best estimate of selling price if neither VSOE nor TPE are available. A best estimate of selling price should be consistent with the objective of determining the price at which the Company would transact if the deliverable were sold regularly on a stand-alone basis and should also take into account market conditions and company-specific factors.

The Company recognizes collaborative research revenue over the term of various collaboration agreements, as negotiated monthly contracted amounts are earned or reimbursable costs are incurred related to those agreements. Negotiated monthly contracted amounts are earned in relative proportion to the performance required under the applicable contracts. Non-refundable license fees with stand-alone value are recognized at the time that the Company has satisfied all performance obligations. License fees without stand-alone value are recognized in combination with any undelivered performance obligations. Milestone consideration that is contingent upon achievement of a milestone in its entirety is recorded as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. These criteria include: (i) the consideration being earned should be commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration being earned should relate solely to past performance; (iii) the consideration being earned should be reasonable relative to all deliverables and payment terms in the arrangement; and (iv) the milestone should be considered in its entirety and cannot be bifurcated into substantive and non-substantive components. Any amounts received prior to satisfying the Company’s revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheets.

Royalty and license revenue is recognized related to the sale or use of the Company’s products or technologies under license agreements with third parties. For those arrangements where royalties are reasonably estimable, the Company recognizes revenue based on estimates of royalties earned during the applicable period and adjusts for differences between the estimated and actual royalties in the following period. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, the Company recognizes revenue upon receipt of royalty statements from the applicable licensee.

Cost of Product Sales

Cost of product sales reflects the costs applicable to products shipped for which product sales revenue is recognized in accordance with the Company’s revenue recognition policy. The Company manufactures products for commercial sale as well as development stage products for internal use or clinical evaluation. The Company classifies costs for commercial products to “Cost of product sales” and costs for internal use or clinical evaluations to “Research and development” costs.

Stock-based Compensation

The Company uses the Black-Scholes-Merton option pricing model to value stock options granted. The determination of the fair value of stock option awards on the date of grant using the Black-Scholes-Merton model is affected by the Company’s stock price and the implied volatility on its traded options, as well as the input of other subjective assumptions. These assumptions include, but are not limited to, the expected term of stock options and the Company’s expected stock price volatility over the term of the awards.

Stock-based compensation expense is recognized for restricted stock, deferred issuance restricted stock, performance stock awards, which include awards subject to performance conditions and/or market conditions, stock options, and shares purchasable under the Company’s Employee Stock Purchase Plan (“ESPP”). Stock-based compensation expense for restricted stock, deferred issuance restricted stock, and performance condition stock awards is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation expense for market condition stock awards is measured based on the fair value of the award on the date of grant using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple point variables that determine the probability of satisfying the market condition stipulated in the grant and calculates the fair value of the award. Certain of these costs are capitalized into inventory on the Company’s consolidated balance sheets, and are recognized as an expense when the related products are sold.

Research and Development

Research and development expenses consist of costs incurred for internal and collaborative research and development. Expenditures relating to research and development are expensed in the period incurred.

The Company does not separately track all of the costs applicable to collaborative research revenue, as the Company does not distinguish between the Company’s internal development activities and the development efforts made pursuant to agreements with third parties. The costs associated with collaborative research revenue are based on fully burdened full time equivalent rates and are reflected in the Company’s consolidated statements of income under the captions “Research and development,” “Marketing and sales,” and “General and administrative,” based on the nature of the costs.

Advertising Costs

Advertising costs are expensed as incurred and are recorded within marketing and sales expenses. Advertising costs were $1.2 million, $0.6 million, and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Shipping and Handling Expenses

Shipping and handling expenses included in cost of product sales totaled approximately $10.5 million, $7.9 million, and $7.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Contingencies

Contingent gains are not recorded in the Company’s consolidated financial statements since this accounting treatment could result in the recognition of gains that might never be realized. Contingent losses are only recorded in the Company’s consolidated financial statements if it is probable that a loss will result from a contingency and the amount can be reasonably estimated.

Income Tax

The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. The impact of tax law and rate changes is reflected in income in the period such changes are enacted. As needed, the Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized based on expected future taxable income.

The Company’s income tax returns are based on calculations and assumptions that are subject to examination by various tax authorities. While the Company believes it has appropriate support for the positions taken on its tax returns, the Company regularly assesses the potential outcomes of these examinations and any future examinations in determining the adequacy of its provision for income taxes. As part of its assessment of potential adjustments to its tax returns, the Company increases its tax liabilities or decreases its deferred tax assets to the extent a tax position taken on the Company’s return is not more likely than not to be sustained based upon its technical merits. The Company reviews, at least quarterly, the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which credible new information causes the Company to change its assessment of the likelihood of a tax position being sustained.

Net Income Per Share

Diluted net income per share is reported based on the more dilutive of the treasury stock or the two-class method. Under the two-class method, net income is allocated to common stock and participating securities. The Company’s restricted stock, deferred issuance restricted stock and performance stock awards meet the definition of participating securities. Basic net income per share under the two-class method is computed by dividing net income adjusted for earnings allocated to unvested stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income per share under the two-class method is computed by dividing net income adjusted for earnings allocated to unvested stockholders for the period by the weighted average number of common and common equivalent shares outstanding during the period. The Company excludes stock options from the calculation of diluted net income per share when the combined exercise price, unrecognized stock-based compensation and assumed tax benefits upon exercise are greater than the average market price for the Company’s common stock because their effect is anti-dilutive. Potentially dilutive securities totaling approximately 1.0 million, 3.8 million and 3.9 million for the years ended December 31, 2011, 2010 and 2009, respectively, were excluded from the calculations of diluted earnings per share (“EPS”) below because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted EPS for the years ended December 31, 2011, 2010 and 2009 (in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Basic Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(60)	(273)	(335)

Net income allocated to common stockholders	$50,064	$106,664	$91,448

Weighted average common shares outstanding - basic	47,254	48,560	50,356

Net income per share - basic	$1.06	$2.20	$1.82

Diluted Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(59)	(270)	(331)

Net income allocated to common stockholders	$50,065	$106,667	$91,452

Weighted average common shares outstanding - basic	47,254	48,560	50,356
Dilutive securities	1,133	473	609

Weighted average common shares outstanding - diluted	48,387	49,033	50,965

Net income per share - diluted	$1.04	$2.18	$1.79

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of highly liquid cash investment funds with original maturities of three months or less when acquired.

Fair Value Measurements

For details on the assets and liabilities subject to fair value measurements and the related valuation techniques used, refer to Note 8 of these Notes to Consolidated Financial Statements.

The Company accounts for assets and liabilities at fair value in accordance with Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value and establishes a framework for measuring fair value based on a three tiered valuation approach. The Company periodically reviews and evaluates the application of these valuation techniques to its assets and liabilities.

Marketable Securities

The Company’s marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities and Federal Deposit Insurance Corporation (“FDIC”) insured corporate bonds. The primary objectives of the Company’s marketable debt security investment portfolio are liquidity and safety of principal. Investments are made with the goal of achieving the highest rate of return consistent with these two objectives. The Company’s investment policy limits investments to certain types of debt and money market instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. During the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds.

All of the Company’s marketable securities, except for mutual funds, are classified as available-for-sale securities. Mutual fund investments are classified as trading securities. Marketable debt and equity securities classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in “Investment and interest income.” The Company’s mutual funds are carried at fair value, with unrealized gains and losses included in “Investment and interest income.”

Interest and dividend income, as well as realized gains and losses on marketable securities, are included in “Investment and interest income.” The cost of securities sold is based on the specific identification method. Declines in value judged to be other-than-temporary on marketable securities are included within the “Other income (expense)” section of the consolidated statements of income.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in marketable debt securities with a current unrealized loss position to be other-than-temporarily impaired at December 31, 2011 and 2010 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost. However, investments in an unrealized loss position deemed to be temporary at December 31, 2011 and 2010 that have a contractual maturity of greater than 12 months have been classified as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and are non-interest bearing. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Credit losses historically have been minimal and within management’s expectations. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of the customers’ ability to make payments, additional allowances would be required.

Concentration of Credit Risk

The Company sells its diagnostic products primarily to established large reference laboratories, public health institutions and hospitals. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, and marketable debt securities. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. The Company generally invests its excess cash in investment grade municipal securities. The Company’s marketable securities are presented in Note 7 of these Notes to Consolidated Financial Statements.

Inventories

Inventories are stated at the lower of cost or market. Cost, which includes amounts related to materials, labor and overhead, is determined in a manner which approximates the first-in, first-out method. A reserve is recorded for excess and obsolete inventory based on management’s review of inventories on hand, compared to estimated future usage and sales, shelf-life and assumptions about the likelihood of obsolescence.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is provided using the straight-line method over the estimated useful lives of the assets as follows:

Years
Building	10-50
Machinery and equipment	3-8
Furniture and fixtures	3

Depreciation expense was $25.6 million, $26.8 million, and $27.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of building improvements is provided over the shorter of the remaining life of the lease or the estimated useful life of the asset.

Asset Retirement Obligations

Obligations recorded are associated with the retirement of tangible long-lived assets related to leased facilities and the associated asset retirement costs. The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and subsequently expensed over the asset’s useful life. The Company’s consolidated balance sheets at December 31, 2011 and 2010 included asset retirement obligations of $1.1 million and $0.5 million, respectively.

Patent Costs

The Company capitalizes the costs incurred to file and prosecute patent applications. The Company amortizes these costs on a straight-line basis over the lesser of the remaining useful life of the related technology or eight years. Capitalized patent costs are included in “License, manufacturing access fees and other assets, net” on the consolidated balance sheets. All costs related to abandoned patent applications are recorded as “General and administrative” expenses.

Capitalized Software Costs

The Company capitalizes costs incurred in the development of computer software related to products under development after establishment of technological feasibility. These capitalized costs are recorded at the lower of unamortized cost or net realizable value and are amortized over the shorter of the estimated life of the related product or ten years.

Goodwill and Intangible Assets

The Company capitalizes license fee payments that relate to approved products and acquired intangibles with alternative future uses.

The Company capitalizes manufacturing access fees that it pays when (i) the fee embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (ii) the Company can obtain the benefit and control others’ access to it, and (iii) the transaction or other event giving rise to the entity’s right to or control of the benefit has already occurred.

Intangible assets that the Company acquires are initially recognized and measured based on their fair value. The Company uses the present value technique of estimated future cash flows to measure the fair value of assets at the date of acquisition. Those cash flow estimates incorporate assumptions based on historical experience with selling similar products in the marketplace. The useful life of an intangible asset to an entity is the period over which the asset is expected to contribute directly or indirectly to the future cash flows of that entity. The Company amortizes its capitalized intangible assets over the remaining economic life of the relevant technology using the straight-line method, which currently ranges from 2 to 20 years, as the cash flows generated by these intangible assets cannot be reliably determined.

The Company’s business acquisitions typically result in the recording of goodwill and other intangible assets, and the recorded values of those assets may become impaired in the future. The Company also acquires intangible assets in other types of transactions. As of December 31, 2011, the Company’s goodwill and intangible assets (excluding capitalized software), net of accumulated amortization, were $140.4 million and $156.3 million, respectively. Of the $140.4 million of goodwill recorded at December 31, 2011, $62.0 million, $33.0 million, and $26.8 million related to the acquisitions of Tepnel, Prodesse and GTI Diagnostics, respectively.

The valuation of intangible assets requires management to make estimates and assumptions that affect the Company’s consolidated financial statements. For intangible assets purchased in a business combination, the estimated fair values of the assets acquired are used to establish their recorded values. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. An estimate of fair value can be affected by many assumptions which require significant judgment. For example, the income approach requires assumptions related to the appropriate business model to be used to estimate cash flows, total addressable market, pricing and share forecasts, competition, technology obsolescence, future tax rates and discount rates. The Company’s estimates of the fair value of certain assets, or its conclusion that the value of certain assets is not reliably estimable, may differ materially from determinations made by others who use different assumptions or utilize different valuation models. New information may arise in the future that affects the Company’s fair value estimates and could result in adjustments to its estimates in the future, which could have an adverse impact on its results of operations.

The Company assesses the impairment of goodwill and intangible assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is reviewed at least annually at the reporting unit level, and occurs at the same time in the fourth quarter of each year, unless circumstances indicate that impairment has occurred before the fourth quarter of any given year. The Company utilizes a discounted cash flow analysis to estimate the fair value of each reporting unit. The evaluation includes management estimates of cash flow projections based on an internal strategic review. Key assumptions from this strategic review include revenue growth, gross and operating margin growth, and the Company’s weighted average cost of capital. The Company uses specific discount rates to determine the estimated value of each reporting unit. The Company may supplement its discounted cash flow analysis with other acceptable valuation techniques, when deemed necessary. If actual results are not consistent with the Company’s estimates and assumptions used in estimating future cash flows and asset fair values, the Company may be exposed to losses that could be material.

Factors the Company considers important that could trigger impairment include the following:

•	significant under performance relative to historical or projected future operating results;

•	significant changes in the manner of the Company’s use of the acquired assets or the strategy for its overall business;

•	significant negative industry or economic trends;

•	significant declines in the Company’s stock price for a sustained period; and

•	decreased market capitalization relative to net book value.

When there is an indication that the carrying value of goodwill or an intangible asset may not be recoverable based upon the existence of one or more of the above indicators or other factors, an impairment loss is recognized if the carrying amount exceeds its fair value. Any resulting impairment loss could have an adverse impact on the Company’s operating expenses.

In the fourth quarter of 2011, the Company recorded impairment charges related to goodwill and intangible assets acquired in business combinations. See Note 2 of these Notes to Consolidated Financial Statements for further details.

Self-insurance Reserves

The Company’s consolidated balance sheets as of December 31, 2011 and 2010 include approximately $2.6 million and $1.3 million, respectively, of liabilities associated with employee medical costs that are retained by the Company. The Company estimates the liability for such claims on an undiscounted basis based upon various assumptions which include, but are not limited to, the Company’s historical loss experience and projected loss development factors. The estimated liability is also subject to adjustment in the future based upon changes in claims experience, including changes in the number of incidents (frequency) and change in the ultimate cost per incident (severity).

Accumulated Other Comprehensive Income (Loss)

All components of comprehensive income, including net income, are reported in the consolidated financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income and other comprehensive income (loss), which includes certain changes in stockholders’ equity, such as foreign currency translation of the Company’s wholly owned subsidiaries’ financial statements and unrealized gains and losses on its available-for-sale securities, are reported, net of their related tax effect, to arrive at comprehensive income.

Certain 2011 prior year components of comprehensive income have been corrected. The clerical errors identified and corrected were equal and offsetting in nature, and did not change the presentation of the total unrealized gains (losses) for the prior period. Additionally, the change in presentation had no impact on comprehensive income or accumulated other comprehensive income (loss) for the 2011 or any other prior period presented.

Recent Accounting Pronouncements

Accounting Standards Update 2011-04

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) on fair value measurement. The ASU expands the disclosure requirements of ASC Topic 820 for fair value measurements and makes other amendments. Specifically, the ASU clarifies the accounting guidance for highest-and-best-use and valuation-premise concepts for non-financial assets, application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk, premiums or discounts in fair value measurement, and fair value of an instrument classified in an entity’s stockholders’ equity. Additionally, the ASU expands the disclosure requirements under ASC Topic 820, particularly for Level 3 inputs. The ASU is effective for interim and annual reporting periods of the Company beginning January 1, 2012. Early adoption is not permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Accounting Standards Update 2011-05 and 2011-12

In June 2011, the FASB issued ASU 2011-05 on the presentation of comprehensive income. The ASU removes the presentation options in ASC Topic 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income (loss) and does not require any incremental disclosures in addition to those already required under existing accounting guidance. The ASU is effective for interim and annual reporting periods of the Company beginning January 1, 2012. The guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Company has adopted this guidance beginning January 1, 2012. The adoption of this guidance did not have any effect on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Accounting Standards Update 2011-08

In September 2011, the FASB issued ASU 2011-08 on performing goodwill impairment testing. The ASU amends the guidance in ASC Topic 350-20, Goodwill. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, does not revise the requirement to test goodwill annually for impairment, and does not amend the requirement to test goodwill for impairment between annual tests if events and circumstances warrant. The ASU provides examples of events and circumstances to consider for qualitative assessment. The amendments are effective for annual and interim goodwill impairment tests performed by the Company beginning January 1, 2012. Early adoption is permitted. The Company plans to adopt this guidance in the first quarter of 2012 for its goodwill impairment testing. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Business Combinations	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Business Combinations
3.	Business Combinations

Fiscal 2012 Acquisition:

Gen-Probe, Inc.

On August 1, 2012, the Company completed the acquisition of Gen-Probe and acquired all of the outstanding shares of Gen-Probe. Pursuant to the merger agreement, each share of common stock outstanding immediately prior to the effective time of the acquisition was cancelled and converted into the right to receive $82.75 in cash. In addition, all outstanding restricted shares, restricted stock units, performance shares, and those stock options granted prior to February 8, 2012 were cancelled and converted into the right to receive $82.75 per share in cash less the applicable exercise price, as applicable. Stock options granted after February 8, 2012 were converted into stock options to acquire shares of Hologic common stock determined by a conversion formula defined in the merger agreement. The Company paid the Gen-Probe shareholders $3.8 billion and $169.0 million to equity award holders. The Company funded the acquisition using available cash and financing consisting of senior secured credit facilities and Senior Notes (see Note 5 for further discussion) resulting in aggregate proceeds of $3.48 billion, excluding financing fees to the underwriters. The Company incurred approximately $34.3 million of direct transaction costs recorded within general and administrative expenses.

Gen-Probe, headquartered in San Diego, California, is a leader in molecular diagnostics products and services that are used primarily to diagnose human diseases, screen donated human blood, and test transplant compatibility. The Company expects this acquisition to enhance its molecular diagnostics franchise and to complement its existing portfolio of diagnostics products. Gen-Probe’s results of operations are reported within the Company’s Diagnostics reportable segment from the date of acquisition.

The purchase price consideration was as follows:

Cash paid	$3,967,866
Deferred payment	1,655
Fair value of stock options exchanged	2,655

Total purchase price	$3,972,176

The fair value of stock options exchanged recorded as purchase price represents the fair value of the Gen-Probe options converted into the Company’s stock options attributable to pre-combination services pursuant to ASC 805, Business Combinations. The remainder of the fair value of these options of $23.2 million will be recognized as stock-based compensation expense over the remaining vesting period, which is approximately 3.5 years. The Company estimated the fair value of the stock options using a binomial valuation model with the following weighted average assumptions: risk free rate of 0.41%, expected volatility of 39.9%, expected life of 3.6 years and dividend of 0.0%. The weighted average fair value of stock options granted is $7.07 per share.

The preliminary allocation of the purchase price is based on estimates of the fair value of assets acquired and liabilities assumed as of August 1, 2012. The Company is continuing to obtain information to complete its valuation of intangible assets, as well as to determine the acquired assets and liabilities, including tax assets and liabilities. The components of the preliminary purchase price allocation are as follows:

Cash	$205,463
Accounts receivable	80,301
Inventory	153,416
Property, plant and equipment	274,095
Other assets	191,868
Assets held-for-sale, net	87,465
Accounts payable	(19,671)
Accrued expenses	(131,102)
Other liabilities	(19,255)
Identifiable intangible assets:
Developed technology	1,565,000
In-process research and development	227,000
Customer contract	585,000
Trade names	97,000
Deferred income taxes, net	(976,950)
Goodwill	1,652,546

Purchase Price	$3,972,176

The purchase price has been allocated to the acquired assets and liabilities based on management’s estimate of their fair values. Certain of Gen-Probe’s assets have been designated as assets held-for-sale and have been recorded at fair value less the estimated cost to sell such assets. These represent non-core assets to the Company’s business plan and are expected to be sold within one year of the acquisition. Assets and liabilities held for sale are reflected separately in the Company’s Consolidated Balance Sheet. The following represents the components of the asset groups classified as held-for-sale as of September 29, 2012:

Assets:
Cash	$2,563
Accounts receivable	8,520
Inventory	15,680
Property, plant and equipment	13,259
Other assets	3,083
Intangible assets and goodwill	51,398

Total assets held-for-sale	$94,503

Liabilities:
Accrued liabilities	(7,622)

Net assets held-for-sale	$86,881

As part of the preliminary purchase price allocation, the Company has determined the identifiable intangible assets are developed technology, in-process research and development (“IPR&D”), customer contracts, and trade names. The fair value of the intangible assets has been estimated using the income approach and the cash flow projections were discounted using rates ranging from 10% to 12%. The cash flows are based on estimates used to price the transaction, and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model and the weighted average cost of capital.

The developed technology assets are comprised of know-how, patents and technologies embedded in Gen-Probe’s products and relate to currently marketed products and related instrument automation. In valuing the developed technology assets consideration was only given to products that have received regulatory approval. The developed technology assets primarily comprise the significant product families used in diagnostic testing, and the majority of fair value relates to the APTIMA family of assays for testing of certain sexually transmitted diseases and microbial infectious diseases and the PROCLEIX family of assays for blood screening. The Company applied the Excess Earnings Method under the income approach to fair value the developed technology assets excluding the PROCLEIX technology asset. The Company applied the Relief-from-Royalty Method to fair value this asset.

IPR&D projects relate to in-process projects that have not reached technological feasibility as of the acquisition date and have no alternative future use. The primary basis for determining technological feasibility of these projects is obtaining regulatory approval to market the underlying product, which primarily pertains to receiving approval to perform certain diagnostic testing on Gen-Probe’s instrumentation, such as the PANTHER and TIGRIS systems. The Company recorded $227.0 million of IPR&D related to 6 projects. One project, valued at $7.0 million received FDA approval in October 2012, and amortization over the estimated useful life will begin in the first quarter of fiscal 2013. The other projects are expected to be completed within the next 3 months to 45 months with a total cost of approximately $54.2 million to complete such projects. Given the uncertainties inherent with product development and introduction, there can be no assurance that any of the Company’s product development efforts will be successful, completed on a timely basis or within budget, if at all. All of the IPR&D assets were valued using the multiple-period excess earnings method approach using a discount rate of 12.0%.

The customer contract intangible asset pertains to Gen-Probe’s relationship with Novartis, and the Company used the Excess Earnings Method to estimate the fair value of this asset. Trade names relate to the Gen-Probe corporate name and the primary product names, and the Company used the Relief-from-Royalty Method to estimate the fair value of this asset.

Developed technology, customer contract and trade names are being amortized on a straight-line basis over a weighted average period of 12.5 years, 13.0 years and 11.0 years, respectively.

The Company estimated the fair value of property, plant and equipment using a combination of the cost and market approaches, depending on the component. The Company applied the cost approach as the primary method in estimating the fair value of land and buildings. In total, the fair value adjustment to increase the carrying amount of property, plant and equipment was $107.9 million, of which $70.6 million related to land and buildings.

The excess of the purchase price over the estimated fair value of the tangible net assets and intangible assets acquired was recorded to goodwill. The factors contributing to the recognition of the amount of goodwill are based on several strategic and synergistic benefits that are expected to be realized from the Gen-Probe acquisition. These benefits include the expectation that the combined company’s complementary products in the molecular diagnostics market with Gen-Probe’s fully automated product franchise will significantly broaden the Company’s offering in women’s health and diagnostics. The combined company should benefit from a broader global presence and with Hologic’s direct sales force and marketing in Europe and its investment in China distribution, the growth prospects of Gen-Probe’s products are expected to be enhanced significantly. The combined company anticipates significant cross-selling opportunities within the diagnostics market through Hologic’s larger channel coverage and physician sales team. None of the goodwill is expected to be deductible for income tax purposes.

Gen-Probe’s revenue and pre-tax loss for the period from the acquisition date to September 29, 2012 were $89.5 million and $47.7 million, respectively. The following unaudited pro forma information presents the combined financial results for the Company and Gen-Probe as if the acquisition of Gen-Probe had been completed at the beginning of the prior fiscal year, September 26, 2010:

	Year Ended September 29, 2012	Year Ended September 24, 2011

Revenue	$2,526,336	$2,310,384
Net loss	$(164,539)	$(127,240)
Basic and diluted net loss per common share	$(0.62)	$(0.49)

The unaudited pro forma information for fiscal 2012 and 2011 was calculated after applying the Company’s accounting policies and the impact of acquisition date fair value adjustments. Fiscal 2012 unaudited pro forma net loss was adjusted to exclude acquisition-related transaction costs and restructuring costs solely related to the consolidation of the Diagnostics business. These expenses have been added to fiscal 2011 unaudited pro forma net loss. In addition, the fiscal year 2012 unaudited pro forma net loss was adjusted to exclude nonrecurring expenses related to the fair value adjustments associated with the acquisition of Gen-Probe that were recorded by the Company. The fiscal year 2011 pro forma net loss was adjusted to include these acquisition-related transaction costs and expenses related to the fair value adjustments. These pro forma condensed consolidated financial results have been prepared for comparative purposes only and include certain adjustments to reflect pro forma results of operations as if the acquisition occurred on September 26, 2010, such as fair value adjustment to inventory, accounts receivable, and property, plant and equipment, increased expenses for restructuring charges and retention costs, increased interest expense on debt obtained to finance the transaction, lower investment income and increased amortization for the fair value of acquired intangible assets. The pro forma information does not reflect the effect of costs, other than restructuring and retention, or synergies that would have been expected to result from the integration of the acquisition. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the combination occurred at the beginning of each period presented, or of future results of the consolidated entities.

Fiscal 2011 Acquisitions:

TCT International Co., Ltd.

On June 1, 2011, the Company completed the acquisition of 100% of the equity interest in TCT International Co., Ltd. (“TCT”) and subsidiaries, a privately-held distributor of medical products, including the Company’s ThinPrep Pap Test, related instruments and other diagnostic and surgical products. TCT’s operating subsidiaries are located in Beijing, China. The Company’s acquisition of TCT has enabled it to obtain an established nationwide sales organization and customer support infrastructure in China, which is consistent with the Company’s international expansion strategy. TCT has been integrated within the Company’s international operations, and its results are primarily reported within the Company’s Diagnostics reporting segment and to a lesser extent within the Company’s GYN Surgical reporting segment from the date of acquisition. The Company concluded that the acquisition of TCT did not represent a material business combination, and therefore, no pro forma financial information has been provided herein.

The purchase price of $148.4 million was comprised of $135.0 million in cash, of which $100.0 million was paid up-front and $35.0 million plus a working capital adjustment $13.2 million, was deferred for one year. In addition, $0.9 million was paid in the first quarter of fiscal 2012 for additional assets acquired. The deferred payment was recorded on a present value basis of $47.5 million in purchase accounting to reflect fair value, and such payment was being accreted through interest expense over the one year deferral period. The $35.0 million and a portion of the working capital adjustment of $8.5 million were paid in the fourth quarter of fiscal 2012. As agreed to by the parties, the remainder is due after the completion of fiscal 2013. In addition, the majority of the former shareholders of TCT may receive two annual contingent earn-out payments (subject to adjustment) not to exceed $200.0 million less the deferred payment. The contingent earn-out payments are based on a multiple of incremental revenue growth for the one year periods beginning January 1, 2011 and January 1, 2012 as compared to the respective prior year periods, and are payable after the first and second anniversaries from the date of acquisition, respectively. Since these payments are contingent on future employment, they are being recognized as compensation expense ratably over the required service periods, the first and second year anniversaries from the date of acquisition. Based on actual and projected revenues for the TCT business, the Company recorded compensation expense of $75.5 million and $17.6 million in fiscal 2012 and 2011, respectively. In the third quarter of fiscal 2012, the first measurement period was completed, and the Company paid the earned contingent consideration of $54.0 million in the fourth quarter of fiscal 2012. As of September 29, 2012, the Company has accrued $39.1 million for the second contingent earn-out payment.

The Company did not issue any equity awards in connection with this acquisition, and third-party transaction costs were not significant.

The allocation of the purchase price was based on estimates of the fair value of assets acquired and liabilities assumed as of June 1, 2011. The components of the purchase price allocation consisted of the following:

Cash	$27,961
Accounts receivable	17,811
Inventory	5,301
Property and equipment	4,710
Other tangible assets	1,082
Accrued taxes	(14,874)
Accounts payable and accrued expenses	(6,641)
Customer relationships	45,780
Business licenses	2,500
Trade names	2,110
Deferred taxes, net	(12,473)
Goodwill	75,161

Purchase Price	$148,428

In connection with the purchase price allocation, the Company determined that the separately identifiable intangible assets were customer relationships, business licenses, and trade names related to the TCT company name. The fair value of the intangible assets was determined through the application of the income approach, and the cash flow projections were discounted at 12.5%. Customer relationships relate to relationships that TCT’s founders and sales force have developed with obstetricians, gynecologists, hospitals, and clinical laboratories. Customer relationships, business licenses and trade names are being amortized over a weighted average period of 12.7 years, 10 years and 12 years, respectively. The excess of the purchase price over the fair value of the tangible net assets and intangible assets acquired was recorded to goodwill. The goodwill recognized is attributable to the established sales and distribution network of TCT and expected synergies that the Company will realize from this acquisition. None of the goodwill is expected to be deductible for income tax purposes.

Interlace Medical, Inc.

On January 6, 2011, the Company consummated the acquisition of 100% of the equity interest in Interlace, a privately-held company located in Framingham, Massachusetts. Interlace is the developer, manufacturer and supplier of the MyoSure hysteroscopic tissue removal system (“MyoSure”). The MyoSure system is a tissue removal device that is designed to provide incision-less removal of fibroids and polyps within the uterus. Interlace’s operations are reported within the Company’s GYN Surgical reporting segment from the date of acquisition. The Company believes that MyoSure is a complementary product to its existing surgical product portfolio. The Company concluded that the acquisition of Interlace did not represent a material business combination, and therefore, no pro forma financial information has been provided herein.

The purchase price was comprised of $126.8 million in cash (“Initial Consideration”), which was net of certain adjustments, plus two annual contingent payments up to a maximum of an additional $225.0 million in cash. In addition to the Initial Consideration, $2.1 million was paid to certain employees upon the completion of three and six months of service from the date of acquisition. Since these payments were contingent on future employment, they were recognized as compensation expense in fiscal 2011. The purchase agreement includes an indemnification provision that provides for the reimbursement of a portion of legal expenses in defense of the Interlace intellectual property. The Company has the right to collect certain amounts set aside in escrow from the Initial Consideration and, as applicable, offset contingent consideration payments of qualifying legal costs.

The contingent payments are based on a multiple of incremental revenue growth during a two-year period following the completion of the acquisition. Pursuant to ASC 805, Business Combinations, the Company recorded its estimate of the fair value of the contingent consideration liability based on future revenue projections of the Interlace business under various potential scenarios and weighted probability assumptions of these outcomes. As of the date of acquisition, these cash flow projections were discounted using a rate of 15.6%. The discount rate is based on the weighted-average cost of capital of the acquired business plus a credit risk premium for non-performance risk related to the liability pursuant to ASC 820. This analysis resulted in an initial contingent consideration liability of $86.6 million, which is adjusted periodically as a component of operating expenses based on changes in fair value of the liability due to the accretion of the liability for the time value of money and changes in the assumptions pertaining to the achievement of the defined revenue growth milestones. This fair value measurement was based on significant inputs not observable in the market and thus represented a Level 3 measurement as defined in ASC 820, Fair Value Measurements and Disclosures. This fair value measurement is directly impacted by the Company’s estimate of future incremental revenue growth of the business. Accordingly, if actual revenue growth is higher or lower than the estimates within the fair value measurement, the Company would record additional charges or benefits, respectively, as appropriate. The Company recorded charges of $41.8 million in fiscal 2012 due to an increase in revenue estimates for Interlace and $6.3 million in fiscal 2011 for accretion to record the contingent consideration liability at fair value. The fair value of the contingent consideration for the first measurement period was $51.8 million. This payment was disbursed during the second quarter of fiscal 2012 of which $47.6 million is reflected in the Consolidated Statements of Cash Flows as cash used in financing activities, representing the liability recognized at fair value for the first measurement period as of the acquisition date. The remainder, which is related to changes in the fair value of the liability, is reflected within cash provided by operating activities. As of September 29, 2012, the Company has accrued $83.0 million for the second measurement period contingent payment.

The Company did not issue any equity awards in connection with this acquisition, and third-party transaction costs were not significant.

The purchase price consideration was as follows:

Cash	$126,798
Contingent consideration	86,600

Total purchase price	$213,398

The allocation of the purchase price was based on estimates of the fair value of assets acquired and liabilities assumed as of January 6, 2011. The components of the purchase price allocation consisted of the following:

Cash	$9,070
Inventory, including fair value adjustments	1,795
Other tangible assets	1,291
Accounts payable and accrued expenses	(1,988)
Developed technology	158,741
Trade names	1,750
Deferred taxes, net	(45,342)
Goodwill	88,081

Purchase Price	$213,398

As part of the purchase price allocation, the Company determined that the separately identifiable intangible assets were developed technology and trade names related to the MyoSure product name. The fair value of the intangible assets was determined through the application of the income approach, and the cash flow projections were discounted at 12.7%. Developed technology represented currently marketable Interlace products that the Company will continue to sell and utilize to enhance and incorporate into the Company’s existing products. In determining the fair value of developed technology, consideration was only given to products that had been approved by the FDA. Based on the early stage of other projects and an insignificant allocation of resources to those projects, the Company concluded that there were no in-process projects of a material nature. Developed technology and trade names are being amortized over 15 years and 13 years, respectively. The excess of the purchase price over the fair value of the tangible net assets and intangible assets acquired was recorded to goodwill. The goodwill recognized is attributable to expected synergies that the Company will realize from this acquisition. None of the goodwill is expected to be deductible for income tax purposes.

Beijing Healthcome Technology Company, Ltd.

On July 19, 2011, the Company completed its acquisition of 100% of the equity in Beijing Healthcome Technology Company, Ltd. (“Healthcome”), a privately-held manufacturer of medical equipment, including mammography equipment, located in Beijing, China. Healthcome manufactured analog mammography products targeted to lower tier hospital segments in China. Additionally, Healthcome had been collaborating with the Company’s research and development team to integrate its selenium detector technology into the Healthcome mammography platform. On December 21, 2011, the Company received SFDA approval in China for its Serenity digital mammography system. This acquisition provides the Company with manufacturing capability in China and additional access to the Chinese markets. The purchase price was $8.8 million in cash, which is net of a working capital adjustment. The Company concluded that the acquisition of Healthcome did not represent a material business combination, and therefore, no pro forma financial information has been provided herein. The Company was obligated to make future payments to the shareholders, who remain employed, up to an additional $7.1 million over three years. Since these payments were contingent on future employment, they were being recognized as compensation expense ratably over the respective service periods. In the fourth quarter of fiscal 2012, the Company and former shareholders agreed that the former shareholders would terminate their employment. The Company agreed to pay the majority of the contingent consideration in accordance with the original payment terms. As a result, the Company accelerated the unearned compensation in the fourth quarter of fiscal 2012. The Company recorded compensation expense of $5.6 million and $0.3 million in fiscal 2012 and 2011, respectively. Healthcome’s operations are reported within the Company’s Breast Health reporting segment from the date of acquisition.

As part of the purchase price allocation, the Company determined that the separately identifiable intangible assets were developed technology of $3.3 million, in-process research and development of $0.9 million, and trade names of $0.2 million. The in-process research and development project was completed in the first quarter of fiscal 2012. The Company is continuing to obtain information pertaining to certain acquired assets and liabilities, including tax assets and liabilities. The fair value of the intangible assets was determined through the application of the income approach, and the cash flow projections were discounted using rates ranging from 27% to 30%. Developed technology and trade names are being amortized over their useful lives of 13 and 7 years, respectively. The excess of the purchase price over the fair value of the tangible net assets and intangible assets acquired of $6.4 million was recorded to goodwill. The goodwill recognized is attributable to expected synergies that the Company will realize from this acquisition. None of the goodwill is expected to be deductible for income tax purposes.

Fiscal 2010 Acquisition:

Sentinelle Medical Inc.

On August 5, 2010, the Company completed its acquisition of 100% of the equity interests in Sentinelle Medical Inc. (“Sentinelle Medical”), a privately-held company located in Toronto, Canada, pursuant to a definitive agreement dated July 6, 2010. Sentinelle Medical develops, manufactures and markets magnetic resonance imaging (“MRI”) breast coils, tables and visualization software. Sentinelle Medical is dedicated to developing advanced imaging technologies used in high-field strength MRI systems. Sentinelle Medical’s products enhanced and broadened the Company’s portfolio of product offerings in the areas of breast cancer detection and intervention. Sentinelle Medical’s operations are reported within the Company’s Breast Health reporting segment from the date of acquisition. The Company concluded that the acquisition of Sentinelle Medical did not represent a material business combination, and therefore, no pro forma financial information has been provided herein.

The purchase price was comprised of an $84.8 million cash payment, which was net of certain adjustments, plus three contingent payments up to a maximum of an additional $250.0 million in cash. The contingent payments are based on a multiple of incremental revenue growth during the two-year period following the completion of the acquisition as follows: six months after acquisition, 12 months after acquisition, and 24 months after acquisition. Pursuant to ASC 805, the Company recorded its estimate of the fair value of the contingent consideration liability based on future revenue projections of the Sentinelle Medical business under various potential scenarios and weighted probability assumptions of these outcomes. As of the date of acquisition, these cash flow projections were discounted using a rate of 16.5%. The discount rate is based on the weighted-average cost of capital of the acquired business plus a credit risk premium for non-performance risk related to the liability pursuant to ASC 820. This analysis resulted in an initial contingent consideration liability of $29.5 million, which is adjusted periodically as a component of operating expenses based on changes in fair value of the liability due to the accretion of the liability for the time value of money and changes in the assumptions pertaining to the achievement of the defined revenue growth milestones. This fair value measurement was based on significant inputs not observable in the market and thus represented a Level 3 measurement as defined in ASC 820. This fair value measurement is directly impacted by the Company’s estimate of future incremental revenue growth of the business. Accordingly, if actual revenue growth is higher or lower than the estimates within the fair value measurement, the Company would record additional charges or benefits, respectively, as appropriate.

Each quarter, the Company re-evaluates its assumptions, including the revenue and probability assumptions for future earn-out periods, which has resulted in lower revenue projections. As a result of these adjustments, which were partially offset by the accretion of the liability, and using a current discount rate of approximately 17.0%, the Company recorded a reversal of expense of $14.3 million in fiscal 2011 to record the contingent consideration liability at fair value. The first two earn-out periods have lapsed, and the Company made payments of $4.1 million and $4.3 million in fiscal 2012 and 2011, respectively. In fiscal 2012, as a result of lower revenues than initially projected for the remaining measurement period, the Company recorded a net benefit of $3.4 million. At September 29, 2012, the Company has accrued $3.4 million for the last measurement period contingent payment.

The Company did not issue any equity awards in connection with this acquisition and third-party transaction costs were not significant.

The purchase price was as follows:

Cash	$84,751
Contingent consideration	29,500

Total purchase price	$114,251

The allocation of the purchase price was based on estimates of the fair value of assets acquired and liabilities assumed as of August 5, 2010. The components and allocation of the purchase price consisted of the following:

Cash	$429
Inventory, including fair value adjustments	9,899
Other tangible assets	7,247
Accounts payable and accrued expenses	(6,304)
Deferred revenue, including fair value adjustments	(2,056)
Developed technology	60,900
In-process research and development	4,800
Trade names	1,600
Non-compete agreements	300
Deferred taxes, net	(11,181)
Goodwill	48,617

Purchase Price	$114,251

As part of the purchase price allocation, the Company determined that the separately identifiable intangible assets were developed technology, in-process research and development, trade names and non-compete agreements. The fair value of the intangible assets was determined through the application of the income approach, and the cash flow projections were discounted using rates of 15.0% to 16.0%. Developed technology represented currently marketable purchased products that the Company will continue to sell as well as utilize to enhance and incorporate into the Company’s existing products. In determining the allocation of the purchase price to existing technology, consideration was only given to products that had been approved by the FDA. The trade names related to both the Sentinelle Medical name and certain product names.

The amount allocated to acquired in-process research and development represented the estimated fair value of in-process projects based on risk-adjusted cash flows utilizing a discount rate of 17.0%. These in-process projects had not yet reached technological feasibility and had no future alternative uses as of the date of the acquisition. The primary basis for determining the technological feasibility of these projects was obtaining regulatory approval to market the underlying products. The Company received FDA approval for both projects during fiscal 2011 and began to amortize them over their estimated useful lives.

The developed technology assets are being amortized over a weighted average life of approximately 19 years, and trade names are being amortized over a weighted average life of approximately 9 years. Non-compete agreements are being amortized over 3 years.

The excess of the purchase price over the fair value of the tangible net assets and intangible assets acquired was recorded to goodwill. The goodwill recognized is attributable to expected synergies that the Company will realize from this acquisition. None of the goodwill is expected to be deductible for income tax purposes.

Note 2.	Business Combinations

The acquisitions described below were accounted for as business combinations and, accordingly, the Company has included the results of operations of the acquired entities in its consolidated statements of income from the respective date of acquisition. Neither separate financial statements nor pro forma results of operations have been presented for any of these acquisitions because the acquisitions did not meet the quantitative materiality tests under Regulation S-X.

Acquisition of GTI Diagnostics

In December 2010, the Company acquired GTI Diagnostics, a privately held specialty diagnostics company focused on the transplantation, specialty coagulation and transfusion-related blood bank markets, for $53.0 million on a net-cash basis. As a result of the acquisition, GTI Diagnostics became a wholly owned subsidiary of the Company. The Company financed the acquisition with cash on hand.

The Company finalized the purchase price allocation in the fourth quarter of 2011. The $53.0 million purchase price for GTI Diagnostics exceeded the value of the acquired tangible and identifiable intangible assets, and therefore the Company originally allocated $28.0 million to goodwill. During the year ended December 31, 2011, the Company recorded adjustments to the purchase price allocation resulting in a net decrease of $1.2 million to goodwill. The final purchase price allocation for the Company’s acquisition of GTI Diagnostics is as follows (in thousands):

Total purchase price	$53,000

Net working capital	$7,882
Fixed assets	922
Goodwill	26,801
Deferred tax liabilities	(10,862)
Other intangible assets	32,100
Liabilities assumed	(3,843)

Allocated purchase price	$53,000

The fair values of the acquired identifiable intangible assets with definite lives included in the final purchase price allocation are as follows (in thousands):

Patents	$10,600
In-process research and development	11,900
Customer relationships	3,500
Trade secrets	6,100

Total	$32,100

The amortization periods for the acquired identifiable intangible assets with definite lives are as follows: six to nine years for patents, ten years for customer relationships, 20 years for trade secrets, and an estimated life to be determined for each in-process research and development project (to commence upon commercialization of the associated product). The Company is amortizing the acquired identifiable intangible assets set forth in the table above using the straight-line method of amortization. The Company believes that the use of the straight-line method is appropriate given the high customer retention rate of the acquired business, the historical and projected growth of revenues and related cash flows, and because the timing and amount of cash flows generated by these assets cannot be reliably determined. The Company will monitor and assess the acquired identifiable intangible assets and will adjust, if necessary, the expected life, amortization method or carrying value of such assets to best match the underlying economic value.

In the fourth quarter of 2011, the Company evaluated the value assigned to the acquired in-process research and development assets obtained in connection with the Company’s acquisition of GTI Diagnostics in December 2010. The Company determined, based on a lower level of probable sales than was estimated at the time of the business combination, that the fair value of certain acquired in-process research and development assets had fallen below the $11.9 million recorded at the time of acquisition. The current fair value for the in-process research and development assets has been determined by using the excess earnings method. An impairment charge of $4.0 million is included in “Goodwill and asset impairment charges” on the accompanying Consolidated Statements of Income, which reduces the value of the in-process research and development assets to a revised fair value of $7.9 million as of December 31, 2011.

The estimated amortization expense for the acquired identifiable intangible assets over future periods, excluding the in-process research and development assets due to uncertainty with respect to the commercialization of such assets, is as follows (in thousands):

Years Ending December 31,
2012	$1,981
2013	1,981
2014	1,981
2015	1,981
2016	1,981
Thereafter	8,300

Total	$18,205

Acquisition of Prodesse, Inc.

In October 2009, the Company acquired Prodesse, a privately held Wisconsin corporation, for approximately $60.0 million, subject to a designated pre-closing operating income adjustment, and up to an aggregate of $25.0 million in potential additional cash payments based on the achievement of certain specified performance measures. In July 2010, the Company received FDA clearance of its ProFAST+ assay, thereby satisfying one of the acquisition-related milestones and triggering a $10.0 million payment to former Prodesse securityholders. No other milestones were satisfied and there is no contingent consideration liability remaining as of December 31, 2011. Further information regarding the contingent consideration can be found in Note 8 of these Notes to Consolidated Financial Statements. As a result of the acquisition, Prodesse (which is now known as Gen-Probe Prodesse, Inc.) became a wholly owned subsidiary of the Company. The Company financed the acquisition through existing cash on hand.

The final allocation of the purchase price for the acquisition of Prodesse is as follows (in thousands):

Total purchase price	$62,005

Net working capital	$10,240
Fixed assets	644
Goodwill	32,981
Deferred tax liabilities	(21,369)
Other intangible assets	58,570
Liabilities assumed	(1,067)
Contingent consideration	(17,994)

Allocated purchase price	$62,005

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

In-process research and development	$1,070
Developed technology	24,500
Customer relationships	31,800
Trademarks / trade names	1,200

Total	$58,570

The amortization periods for the acquired identifiable intangible assets with definite lives are as follows: five years for in-process research and development, 12 years for developed technology, 12 years for customer relationships, and 20 years for trademarks and trade names. The Company is amortizing the acquired identifiable intangible assets set forth in the table above using the straight-line method of amortization. The Company believes that the use of the straight-line method is appropriate given the high customer retention rate of the acquired business, the historical and projected growth of revenues and related cash flows, and because the timing and amount of cash flows generated by these assets cannot be reliably determined. The Company will monitor and assess the acquired identifiable intangible assets and will adjust, if necessary, the expected life, amortization method or carrying value of such assets to best match the underlying economic value.

In addition to acquiring Prodesse’s existing products, the Company also acquired other products that can be classified as next generation products, which were in the process of being developed. Overall, a value of approximately $1.1 million was capitalized and classified as in-process research and development for the products under development. In December 2010, ProAdeno+, the product included within the in-process research and development intangible asset, was approved by the FDA for commercial use and the Company began selling the product. The Company commenced amortizing the in-process research and development intangible asset in December 2010 upon FDA approval.

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,966
2013	4,966
2014	4,966
2015	4,948
2016	4,752
Thereafter	23,445

Total	$48,043

Acquisition of Tepnel Life Sciences plc

In April 2009, the Company acquired Tepnel, a UK-based international life sciences products and services company, now known as Gen-Probe Life Sciences Ltd., which has two principal businesses, molecular diagnostics and research products and services. As a result of the acquisition, Tepnel became a wholly-owned subsidiary of the Company.

Upon consummation of the acquisition, each issued ordinary share of Tepnel was cancelled and converted into the right to receive 27.1 pence in cash, or approximately $0.40 based on the then applicable Great Britain Pound (“GBP”) to United States Dollar (“USD”) exchange rate. In connection with the acquisition, the holders of issued and outstanding Tepnel capital stock, options and warrants received total net cash of approximately £92.8 million, or approximately $137.1 million based on the then applicable GBP to USD exchange rate. The acquisition was financed through amounts borrowed by the Company under a senior secured revolving credit facility established between the Company and Bank of America, N.A.

The final allocation of the purchase price for the acquisition of Tepnel is as follows (in thousands):

Total purchase price	$137,093
Exchange rate differences (1)	(568)

Allocated purchase price	$136,525

Net working capital	$14,811
Fixed assets	11,352
Goodwill	70,395
Deferred tax liabilities	(14,148)
Other intangible assets	57,497
Liabilities assumed	(3,382)

Allocated purchase price	$136,525

(1)	Difference caused by exchange rate fluctuations between the date of acquisition and the date funds were wired.

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

Patents	$294
Software	441
Customer relationships	45,439
Trademarks / trade names	11,323

Total	$57,497

The amortization periods for the acquired identifiable intangible assets with definite lives are as follows: ten years for patents, five years for software, 12 years for customer relationships, and 20 years for trademarks and trade names. The Company is amortizing the primary acquired identifiable intangible assets, including the customer relationships and trademarks and trade names, using the straight-line method of amortization. The Company believes that the use of the straight-line method is appropriate given the high customer retention rate of the acquired businesses, the historical and projected growth of revenues and related cash flows, and because the timing and amount of cash flows generated by these assets cannot be reliably determined. The Company will monitor and assess the acquired identifiable intangible assets and will adjust, if necessary, the expected life, amortization method or carrying value of such assets to best match the underlying economic value.

In the fourth quarter of 2011, the Company recorded an $8.7 million goodwill impairment charge relating to Tepnel’s European operations, which primarily consist of the Company’s research products and services business. Due to market weakness affecting contract research organizations, the Company reduced its revenue outlook for its research products and services business. As a result, the Company’s 2011 annual step 1 impairment test for goodwill indicated that the carrying value of the European operations unit exceeded its fair value. The fair value calculation was determined using a discounted cash flow analysis, assuming a weighted average cost of capital and long-term growth rate of 10% and 3%, respectively. The acquired identifiable intangible assets with definite lives were also evaluated for impairment but were not considered to be impaired as of December 31, 2011. The goodwill impairment charge has been recorded within “Goodwill and asset impairment charges” on the Company’s Consolidated Statements of Income.

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,163
2013	4,163
2014	4,097
2015	4,075
2016	4,075
Thereafter	21,586

Total	$42,159

Changes in Goodwill Resulting from Acquisitions

Changes in goodwill for the years ended December 31, 2011 and 2010 were as follows (in thousands):

Goodwill balance as of December 31, 2009	$122,680
Additional goodwill recognized	28,005
Changes due to foreign currency translation	(377)

Goodwill balance as of December 31, 2010	150,308
Purchase accounting adjustments to goodwill	(1,203)
Impairment loss on goodwill recognized	(8,752)
Changes due to foreign currency translation	51

Goodwill balance as of December 31, 2011	$140,404

Restructuring and Divestiture Charges	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Restructuring and Divestiture Charges
4.	Restructuring and Divestiture Charges

In addition to monitoring the global macro-economic environment and impact on its businesses and products, the Company also evaluates its operations for opportunities to improve operational effectiveness and efficiency and to better align expenses with revenues. As a result of these assessments, the Company has undertaken various restructuring actions. These actions are described below. The following table displays charges taken related to restructuring actions in fiscal 2012 and a rollforward of the charges to the accrued balances at September 29, 2012. Such initiatives were not significant in fiscal 2011 and 2010.

Statement of Operations	Abandonment of Adiana Product Line	Consolidation of Diagnostics Operations	Closure of Indianapolis Facility	Other Operating Cost Reductions	Total

Non-cash impairment charge	$16,316	$585	$—	$—	$16,901
Purchase orders and other contractual obligations	3,099	—	—	—	3,099
Workforce reductions	128	14,202	879	40	15,249
Facility closure costs	—	—	—	430	430
Other	—	—	900	—	900

Total charges	$19,543	$14,787	$1,779	$470	$36,579

Recorded to cost of product sales	$19,064	$—	$—	$—	$19,064

Recorded to restructuring	$479	$14,787	$1,779	$470	$17,515

Rollforward of Accrued Restructuring

Total charges	$19,543	$14,787	$1,779	$470	$36,579
Non-cash impairment charges	(16,316)	(585)	—	—	(16,901)
Stock compensation	—	(3,500)	—	—	(3,500)
Severance payments	(128)	(2,423)	—	(78)	(2,629)
Purchase orders and other contractual obligations payments	(2,572)	—	—	—	(2,572)
Other payments	—	—	—	(430)	(430)
Acquired	—	83	—	—	83
Foreign exchange and other adjustments	—	22	—	91	113

Balance at September 29, 2012	$527	$8,384	$1,779	$53	$10,743

Abandonment of Adiana Product Line

At the end of the second quarter of fiscal 2012, the Company decided to cease manufacturing, marketing and selling its Adiana system, which was a product line within the Company’s GYN Surgical reporting segment. Management determined that the product was not financially viable and would not become so in the foreseeable future. In addition, the Company settled its intellectual property litigation regarding the Adiana system with Conceptus as discussed in Note 13. As a result, in the second quarter of fiscal 2012, the Company recorded a charge of $18.3 million and recorded additional adjustments in fiscal 2012 resulting in an aggregate charge of $19.5 million. Of the total charge, $19.1 million was recorded within cost of product sales and $0.4 million was recorded in restructuring. The amount recorded in cost of product sales comprised impairment charges of $9.9 million to record inventory at its net realizable value, $6.5 million to write down certain manufacturing equipment and equipment placed at customer sites to its fair value that had no further utility, and $2.7 million for outstanding contractual purchase orders of raw materials and components that will not be utilized and other contractual obligations. In connection with this action, the Company terminated certain manufacturing and other personnel primarily at its Costa Rica location, resulting in severance charges of $0.1 million, and incurred other contractual charges of $0.3 million. All identified employees were terminated and paid as of September 29, 2012.

Consolidation of Diagnostics Operations

In connection with its acquisition of Gen-Probe, the Company implemented restructuring actions to consolidate its Diagnostics business, such as streamlining product development initiatives, reducing overlapping functional areas such as sales, marketing and general and administrative functions, and consolidation of manufacturing resources, field services and support. As a result, the Company terminated certain employees from Gen-Probe and its legacy diagnostics business in research and development, sales, marketing, and general and administrative functions. The Company recorded severance and benefit charges of $13.3 million related to this action pursuant to ASC 420, Exit or Disposal Cost Obligations. The majority of these employees ceased working in the fourth quarter of fiscal 2012 and their full severance charge was recorded in the fourth quarter of fiscal 2012. In addition, certain of the terminated Gen-Probe employees had unvested stock options and their vesting terms were accelerated as a result of termination. As such, the severance charges include $3.5 million of stock-based compensation expense. The Company expects to record an additional $1.1 million for severance in fiscal 2013.

In addition, the Company will move its legacy molecular diagnostics operations from Madison, Wisconsin to San Diego, California. This transfer is expected to be finalized by the end of calendar 2014 and the majority of employees in Madison will be terminated in fiscal 2013 and 2014. The Company is recording severance and benefit charges pursuant to ASC 420 and estimates the total severance and benefits charge to be approximately $6.4 million, which will be recorded ratably over the estimated service period of the affected employees. The Company recorded $0.9 million in fiscal 2012. The Company has also recorded non-cash charges of $0.6 million as a result of exiting certain research projects. Additional charges, which are not expected to be significant, will be recorded as the manufacturing operation is transferred and the facility is closed down. These charges will be recorded as they are incurred.

Closure of Indianapolis Facility

In the fourth quarter of fiscal 2012, the Company finalized its decision to transfer production of its interventional breast products, which are included within the Breast Health reporting segment, from its Indianapolis facility to its facility in Costa Rica. The transfer is expected to be completed in the first half of calendar 2014 and all employees at that location will be terminated. The Company is recording severance and benefit charges pursuant to ASC 420 and estimates the total severance and benefits charge to be approximately $7.0 million, which will be recorded ratably over the estimated service period of the affected employees. The Company recorded $0.9 million of severance benefits in fiscal 2012. In addition, the Company recorded $0.9 million for amounts owed to the state of Indiana for employment credits. Additional charges, which are not expected to be significant, will be recorded as the manufacturing operation is transferred and the facility is closed down. These charges will be recorded as they are incurred.

Consolidation of Selenium Panel Coating Production

During the third quarter of fiscal 2012, the Company finalized its decision to consolidate its Selenium panel coating process and transfer the production line to its Newark, Delaware facility from its Hitec-Imaging German subsidiary. This production line is included within the Breast Health segment. The transfer is expected to be completed in the second half of fiscal 2013. In connection with this consolidation plan, the Company expects to terminate certain employees, primarily manufacturing personnel. Severance charges will be recorded pursuant to ASC 420 because the severance benefits qualify as one-time employee termination benefits, which are currently being negotiated between the Company and the local works council on behalf of the employees. Since the benefit amount is not determinable nor has any severance benefit been communicated to the affected employees, no charge has been recorded as of September 29, 2012. Employees must continue to be employed by the Company until their employment is involuntarily terminated in order to receive the severance benefit. As such, the severance benefit will be recognized ratably over the required service period once the individual severance benefits are known and communicated to the employees. The Company expects to incur between $1.2 million and $1.4 million for severance charges.

Other Operating Cost Reductions

During the second quarter of fiscal 2012, the Company abandoned certain lease space and recorded charges of $0.4 million to terminate the leases and write-off related leasehold improvements that have no further utility. The obligation to the landlord was paid in the third quarter of fiscal 2012. During the fourth quarter of fiscal 2012, the Company terminated the employment of certain individuals and recorded a severance and benefits charge of $0.1 million, which was partially offset by the reversal of severance charges recorded in fiscal 2011.

Fiscal 2011 and 2010 Charges

In the fourth quarter of fiscal 2011, the Company terminated the employment of certain individuals and recorded a severance and benefits charge of $0.3 million, all of which was unpaid as of September 24, 2011. In addition, in the fourth quarter of fiscal 2011, the Company sold a minor non-core product line for $1.1 million resulting in a net gain of $0.4 million.

In the fourth quarter of fiscal 2010, the Company terminated the employment of certain employees in connection with completing the Sentinelle Medical acquisition. As a result, the Company recorded a severance and benefits charge of $0.9 million. In addition, during fiscal 2010, the Company recorded additional charges of $0.7 million in connection with closing and sale of its organic photoconductor drum coatings manufacturing facility in Shanghai, China.

Note 2.	Restructuring Activities

Following its acquisition of Tepnel Life Sciences plc (“Tepnel”) in April 2009, the Company had four locations in the United Kingdom (“UK”): Manchester, Cardiff, Livingston, and Abingdon. In order to accommodate the anticipated growth in the business and to optimize expenses, the Company decided to consolidate its UK operations to Manchester and Livingston. This consolidation was communicated internally in May 2010. The Company completed the consolidation during the second quarter of 2012 and spent approximately $4.5 million on the consolidation activities since inception. These expenses included termination costs, including severance costs related to the elimination of certain redundant positions and relocation costs for certain key employees, and site closure costs.

During the six months ended June 30, 2012, the Company recorded approximately $1.2 million of termination and site closure costs. These amounts are included in general and administrative expenses in the Company’s consolidated statements of income. Through June 30, 2012, the Company recorded approximately $5.0 million of cumulative termination and site closure costs related to these restructuring activities.

GEN-PROBE INCORPORATED

CONSOLIDATED STATEMENTS OF INCOME

(In thousands, except per share data)

(Unaudited)

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the six months ended June 30, 2012, as well as the remaining restructuring accrual on the Company’s consolidated balance sheets as of June 30, 2012 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves at December 31, 2011	$267	$440	$707
Charged to expenses	707	473	1,180
Amounts paid	(543)	(569)	(1,112)
Foreign currency translation	5	3	8

Restructuring reserves at June 30, 2012	$436	$347	$783

Note 3.	Consolidation of UK Operations

Following its acquisition of Tepnel in April 2009, the Company had four locations in the UK: Manchester, Cardiff, Livingston and Abingdon. In order to accommodate the anticipated growth in the business and to optimize expenses, the Company decided to consolidate its UK operations to Manchester and Livingston. This consolidation was communicated internally in May 2010. Consolidation activities related to the employees and facilities are being accounted for under ASC Topic 420, Exit or Disposal Costs (“ASC Topic 420”). The Company estimates that expenses related to this consolidation will total approximately $4.5 million and be incurred over a two-year period, as the consolidation will occur in phases. These expenses will include termination costs, including severance costs related to the elimination of certain redundant positions and relocation costs for certain key employees, and site closure costs.

During the years ended December 31, 2011 and 2010, the Company recorded approximately $2.7 million and $1.1 million of termination and site closure costs, respectively. These amounts are included in general and administrative expenses in the Company’s consolidated statements of income.

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the years ended December 31, 2011 and 2010, as well as the remaining restructuring accrual recorded on the Company’s consolidated balance sheets as of December 31, 2011 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves as of December 31, 2009	$—	$—	$—
Charged to expenses	496	625	1,121
Amounts paid	(207)	(547)	(754)
Foreign currency translation	(2)	—	(2)

Restructuring reserves at December 31, 2010	287	78	365
Charged to expenses	805	1,916	2,721
Amounts paid	(834)	(1,529)	(2,363)
Foreign currency translation	9	(25)	(16)

Restructuring reserves as of December 31, 2011	$267	$440	$707

Borrowings and Credit Arrangements	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Borrowings and Credit Arrangements
5.	Borrowings and Credit Arrangements

The Company had total debt with a carrying value of $5.04 billion and $1.49 billion at September 29, 2012 and September 24, 2011, respectively. The Company’s borrowings consisted of the following at September 29, 2012 and September 24, 2011:

	2012	2011
Current debt obligations, net of debt discount:
Term Loan A	$49,582	$—
Term Loan B	14,853	—

Total current debt obligations	64,435	—

Long-term debt obligations, net of debt discount:
Term Loan A	942,065	—
Term Loan B	1,470,454	—
Senior Notes	1,000,000	—

	3,412,519	—
Convertible Notes (principal of $1,725,000)	1,558,660	1,488,580

Total long-term debt obligations	4,971,179	1,488,580

Total debt obligations	$5,035,614	$1,488,580

The debt maturity schedule for the components of the Company’s obligations as of September 29, 2012 is as follows:

	2013	2014	2015	2016	2017	2018 and Thereafter	Total

Term Loan A	$50,000	$50,000	$100,000	$200,000	$600,000	$—	$1,000,000
Term Loan B	15,000	15,000	15,000	15,000	15,000	1,425,000	1,500,000
Senior Notes	—	—	—	—	—	1,000,000	1,000,000
Convertible Notes (1)	—	775,000	—	—	450,000	500,000	1,725,000

	$65,000	$840,000	$115,000	$215,000	$1,065,000	$2,925,000	$5,225,000

(1)	Classified based on the earliest date of redemption for each respective issuance.

Credit Agreement

On August 1, 2012, the Company and certain domestic subsidiaries (the “Guarantors”) entered into a credit and guaranty agreement (the “Credit Agreement”) with Goldman Sachs Bank USA, in its capacity as administrative and collateral agent, and the lenders party thereto (collectively, the “Lenders”).

The credit facilities under the Credit Agreement consist of:

•	$1.0 billion senior secured tranche A term loan (“Term Loan A”) with a final maturity date of August 1, 2017;

•	$1.5 billion secured tranche B term loan (“Term Loan B”) with a final maturity date of August 1, 2019; and

•	$300.0 million secured revolving credit facility (“Revolving Facility”) with a final maturity date of August 1, 2017.

Pursuant to the terms and conditions of the Credit Agreement, the Lenders committed to provide senior secured financing in an aggregate amount of up to $2.8 billion. As of the closing of the Gen-Probe acquisition, the Company borrowed $2.5 billion aggregate principal under the term loans of the Credit Agreement. Net proceeds to the Company were $2.41 billion, after issuing the term loans at a discount and deducting associated fees and expenses, all of which will be amortized to interest expense over the respective maturity dates of the debt. The proceeds were used to fund a portion of the purchase price for the Gen-Probe acquisition.

The Guarantors have guaranteed the Company’s obligations under the credit facilities, and the credit facilities are secured by first-priority liens on, and a first-priority security interest in, substantially all of the assets of the Company and the Guarantors, including all of the capital stock of substantially all of the U.S. subsidiaries owned by the Company and the Guarantors, 65% of the capital stock of certain of the Company’s first-tier foreign subsidiaries and all intercompany debt. The security interests are evidenced by a pledge and security agreement by and among Goldman Sachs Bank USA, as collateral agent, the Company and the Guarantors and other related agreements, including certain intellectual property security agreements and mortgages.

The Company is required to make scheduled principal payments under Term Loan A in increasing amounts ranging from $12.5 million per three month period beginning October 31, 2012 to $50.0 million per three month period commencing October 31, 2015, and under Term Loan B in equal installments of $3.75 million per three month period beginning on October 31, 2012 and for 27 three month periods thereafter. The remaining balance for each term loan is due at maturity. Any amounts outstanding under the Revolving Facility are due at maturity. The Company is required to make principal repayments first, pro rata among the term loan facilities, and second to the Revolving Facility from specified excess cash flows from operations and from the net proceeds of specified types of asset sales, debt issuances, insurance recoveries and equity offerings. Subject to certain limitations, the Company may voluntarily prepay any of the credit facilities without premium or penalty.

All amounts outstanding under the Credit Agreement bear interest, at the Company’s option, initially, with respect to all loans made under Term Loan A and the Revolving Facility: (i) at the Base Rate plus 2.00% per annum, or (ii) at the Adjusted Eurodollar Rate (i.e., the Libor rate) plus 3.00%, and with respect to loans made under Term Loan B: (i) at the Base Rate, with a floor of 2.00%, plus 2.50%, or (ii) at the Adjusted Eurodollar Rate, with a floor of 1.00% plus 3.50%. The applicable margin to the Base Rate or Eurodollar Rate on Term Loan A and the Revolving Facility are subject to specified changes depending on the total net leverage ratio as defined in the Credit Agreement. Interest accruing at the Base Rate generally is payable by the Company on a quarterly basis. Interest accruing at the Eurodollar Rate generally is payable on the last day of selected interest periods (which can be one, two, three and six months and in certain circumstances nine or twelve months) unless the interest period exceeds three months, in which case, interest is due at the end of every three month period. The Company is required to pay a quarterly commitment fee at an annual rate of 0.50% on the undrawn committed amount available under the Revolving Facility (which rate is subject to reduction depending on the total net leverage ratio as defined in the Credit Agreement).

Borrowings outstanding under the Credit Agreement in fiscal 2012 had a weighted average interest rate of 4.0%. The interest rates on the outstanding Term Loan A and Term Loan B borrowings at September 29, 2012 ranged from 3.23% to 4.5%. Interest expense under the Credit Agreement totaled $18.4 million during fiscal 2012, which includes non-cash interest expense of $2.4 million related to the amortization of the deferred financing costs and accretion of the debt discount.

The Credit Agreement contains affirmative and negative covenants customarily applicable to senior secured credit facilities, including covenants restricting the ability of the Company and the guarantors, subject to negotiated exceptions, to: incur additional indebtedness and additional liens on their assets, engage in mergers or acquisitions or dispose of assets; enter into sale-leaseback transactions; pay dividends or make other distributions; voluntarily prepay other indebtedness; enter into transactions with affiliated persons; make investments; and change the nature of their businesses.

The credit facilities contain total net leverage ratio and interest coverage ratio financial covenants measured as of the last day of each fiscal quarter, which are effective in our first quarter of fiscal 2013. The total net leverage ratio is 7.00:1.00 beginning on our fiscal quarter ending December 29, 2012, and then decreases over time to 4.00:1.00 for the quarter ending September 30, 2017 and each fiscal quarter thereafter. The interest coverage ratio is 3.25:1.00 beginning on our fiscal quarter ending December 29, 2012, and then increases over time to 3.75:1.00 for the fiscal quarter ending September 30, 2017 and each quarter thereafter. The total net leverage ratio is defined as the ratio of our consolidated net debt as of the quarter end to our consolidated adjusted EBITDA for the four-fiscal quarter period ending on the measurement date. The interest coverage ratio is defined as the ratio of our consolidated adjusted EBITDA for the prior four-fiscal quarter period ending on the measurement date to adjusted consolidated cash interest expense for the same measurement period. These terms, and the calculation thereof, are defined in further detail in the Credit Agreement.

The Company has evaluated the Credit Agreement for derivatives pursuant to ASC 815, Derivatives and Hedging, and identified embedded derivatives that require bifurcation as the features are not clearly and closely related to the host instrument. The embedded derivatives are a default provision, which could require additional interest payments, and provision requiring contingent payments to compensate the lenders for changes in tax deductions. The Company has determined that the fair value of these embedded derivatives was nominal as of September 29, 2012.

Senior Notes

On August 1, 2012, the Company completed a private placement of $1.0 billion aggregate principal amount of its 6.25% senior notes due 2020 (the “Senior Notes”) at an offering price of 100% of the aggregate principal amount of the Senior Notes. Net proceeds to the Company were $987.4 million after deducting underwriting fees and offering expenses, which will be amortized to interest expense over the term of the Senior Notes. The Senior Notes were not registered under the Securities Act of 1933, as amended (the “Securities Act”), or any state securities laws, and were offered only to qualified institutional buyers in reliance on Rule 144A under the Securities Act and outside the United States in accordance with Regulation S under the Securities Act. The Senior Notes are general senior unsecured obligations of the Company and are guaranteed on a senior unsecured basis by the Guarantors. The proceeds were used to fund a portion of the Gen-Probe acquisition.

On August 1, 2012, the Company and the Guarantors entered into an indenture with Wells Fargo Bank, National Association, as trustee, relating to the Senior Notes. The Senior Notes mature on August 1, 2020 and bear interest at the rate of 6.25% per year, payable semi-annually on February 1 and August 1 of each year, commencing on February 1, 2013. The Company recorded interest expense of $10.7 million in fiscal 2012, which includes non-cash interest expense of $0.3 million related to the amortization of the deferred financing costs related to the Senior Notes.

The indenture contains customarily applicable affirmative and negative covenants, including covenants restricting the ability of the Company and certain of its subsidiaries’, subject to negotiated exceptions and qualifications to: incur additional indebtedness; pay dividends or repurchase or redeem capital stock; make certain investments; incur liens; enter into certain types of transactions with the Company’s affiliates; and sell assets or consolidate or merge with or into other companies. The Company is not required to maintain any financial covenants with respect to the Senior Notes.

The Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings at any time and from time to time before August 1, 2015, at a redemption price equal to 106.250% of the aggregate principal amount so redeemed, plus accrued and unpaid interest, if any, to the redemption date. The Company also has the option to redeem the Senior Notes on or after: August 1, 2015 through July 31, 2016 at 103.125% of par; August 1, 2016 through July 31, 2017 at 102.083% of par; August 1, 2017 through July 31, 2018 at 101.042% of par; and August 1, 2018 and thereafter at 100% of par. In addition, if the Company undergoes a change of control, as provided in the indenture, the Company will be required to make an offer to purchase each holder’s Senior Notes at a price equal to 101% of the aggregate principal amount of the Senior Notes, plus accrued and unpaid interest, if any, to the repurchase date.

The Company has evaluated the Senior Notes for derivatives pursuant to ASC 815 and did not identify any embedded derivatives that require bifurcation. All features were deemed to be clearly and closely related to the host instrument.

On August 1, 2012, in connection with the issuance of the Senior Notes, the Company and the Guarantors entered into an exchange and registration rights agreement with the initial purchasers of the Senior Notes. Pursuant to the terms of the registration rights agreement, the Company and the Guarantors agreed to (i) file a registration statement covering an offer to exchange the Senior Notes for a new issue of identical exchange notes registered under the Securities Act on or before 180 days from August 1, 2012, (ii) use commercially reasonable efforts to cause such registration statement to become effective, and (iii) use commercially reasonable efforts to complete the exchange prior to 270 days after August 1, 2012. Under certain circumstances, the Company and the Guarantors may be required to provide a shelf registration statement to cover resales of the Senior Notes.

Convertible Notes

On December 10, 2007, the Company issued and sold $1.725 billion, at par, of 2.00% Convertible Senior Notes due December 15, 2037 (“2007 Notes”). Net proceeds from the offering were $1.69 billion, after deducting the underwriters’ discounts and offering expenses. On November 18, 2010, the Company entered into separate, privately-negotiated exchange agreements under which it retired $450.0 million in aggregate principal of its 2007 Notes for $450.0 million in aggregate principal of new 2.00% Convertible Exchange Senior Notes due December 15, 2037 (“2010 Notes”). In connection with this exchange transaction, the Company recorded a debt extinguishment loss of $29.9 million in its Consolidated Statements of Operations in the first quarter of fiscal 2011. On February 29, 2012, the Company entered into separate, privately-negotiated exchange agreements under which it retired $500.0 million in aggregate principal of the 2007 Notes for $500.0 million in aggregate principal of new 2.00% Convertible Senior Notes due March 1, 2042 (“2012 Notes”). In connection with this exchange transaction, the Company recorded a debt extinguishment loss of $42.3 million in the second quarter of fiscal 2012. Following this transaction, $775.0 million in principal amount of the 2007 Notes remain outstanding. The 2007 Notes, 2010 Notes and 2012 Notes are collectively referred to herein as the “Convertible Notes”.

Holders may require the Company to repurchase the Convertible Notes prior to maturity on the dates set forth below:

•	the 2007 Notes on December 13, 2013, and each of December 15, 2017, 2022, 2027 and 2032;

•	the 2010 Notes on each of December 15, 2016, 2020 and 2025, December 13, 2030 and December 14, 2035; and

•	the 2012 Notes on each of March 1, 2018, 2022, 2027 and 2032 and March 2, 2037.

Holders may also require the Company to repurchase the Convertible Notes upon a fundamental change, as defined in each of the applicable indentures. The Company may redeem all or a portion of the 2007 Notes at any time on or after December 18, 2013, all or a portion of the 2010 Notes at any time on or after December 19, 2016 and all or a portion of the 2012 Notes at any time on or after March 6, 2018. If, prior to maturity, a holder requires the Company to repurchase the Convertible Notes or the Company elects to redeem the Convertible Notes, the repurchase or redemption price of each Convertible Note will equal 100% of its principal amount, plus accrued and unpaid interest to, but excluding, the redemption or repurchase date, as applicable.

The 2007 Notes bear interest at a rate of 2.00% per year on the principal amount, payable semi-annually in arrears in cash on June 15 and December 15 of each year, ending on December 15, 2013. The 2007 Notes will accrete principal from December 15, 2013 at a rate that provides holders with an aggregate annual yield to maturity of 2.00% per year. Beginning with the six month interest period commencing December 15, 2013, the Company will pay contingent interest during any six month interest period to the holders of 2007 Notes if the “trading price”, as defined, of the 2007 Notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable six month interest period equals or exceeds 120% of the accreted principal amount of the 2007 Notes. The holders of the 2007 Notes may convert the notes into shares of the Company’s common stock at a conversion price of approximately $38.59 per share, subject to adjustment, prior to the close of business on September 15, 2037 under any of the following circumstances: (1) during any calendar quarter if the last reported sale price of the Company’s common stock exceeds 130% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding calendar quarter; (2) during the five business day period after any five consecutive trading day period in which the trading price per note for each day of such period was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate on each such day; (3) if the notes have been called for redemption; or (4) upon the occurrence of specified corporate events. None of these triggering events had occurred as of September 29, 2012.

The 2010 Notes bear interest at a rate of 2.00% per year on the principal amount, payable semi-annually in arrears in cash on June 15 and December 15 of each year ending on December 15, 2016 and will accrete principal from December 15, 2016 at a rate that provides holders with an aggregate annual yield to maturity of 2.00% per year. Beginning with the six month interest period commencing December 15, 2016, the Company will pay contingent interest during any six month interest period to the holders of 2010 Notes if the “trading price”, as defined, of the 2010 Notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable six month interest period equals or exceeds 120% of the accreted principal amount of the 2010 Notes. The holders of the 2010 Notes may convert the 2010 Notes into shares of the Company’s common stock at a conversion price of approximately $23.03 per share, subject to adjustment, prior to the close of business on September 15, 2037 under any of the following circumstances: (1) during any calendar quarter if the last reported sale price of the Company’s common stock exceeds 130% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding calendar quarter; (2) during the five business day period after any five consecutive trading day period in which the trading price per note for each day of such period was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate on each such day; (3) if the 2010 Notes have been called for redemption; or (4) upon the occurrence of specified corporate events. None of these triggering events had occurred as of September 29, 2012.

The 2012 Notes bear interest at a rate of 2.00% per year on the principal amount, payable semi-annually in arrears in cash on March 1 and September 1 of each year, beginning September 1, 2012 and ending on March 1, 2018 and will accrete principal from March 1, 2018 at a rate that provides holders with an aggregate annual yield to maturity of 2.00% per year. Beginning with the six month interest period commencing March 1, 2018, the Company will pay contingent interest during any six month interest period to the holders of 2012 Notes if the “trading price”, as defined, of the 2012 Notes for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable six month interest period equals or exceeds 120% of the accreted principal amount of the 2012 Notes. The holders of the 2012 Notes may convert the 2012 Notes into shares of the Company’s common stock at a conversion price of $31.175 per share, subject to adjustment, prior to the close of business on March 1, 2042, subject to prior redemption or repurchase of the 2012 Notes, under any of the following circumstances: (1) during any calendar quarter if the last reported sale price of the Company’s common stock exceeds 130% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding calendar quarter; (2) during the five business day period after any five consecutive trading day period in which the trading price per note for each day of such period was less than 98% of the product of the last reported sale price of the Company’s common stock and the conversion rate on each such day; (3) if the 2012 Notes have been called for redemption; or (4) upon the occurrence of specified corporate events. None of these triggering events had occurred as of September 29, 2012.

In lieu of delivery of shares of the Company’s common stock in satisfaction of the Company’s obligation upon conversion of the Convertible Notes, the Company may elect to deliver cash or a combination of cash and shares of its common stock. If the Company elects to satisfy its conversion obligation in a combination of cash and shares of the Company’s common stock, the Company is required to deliver up to a specified dollar amount of cash per $1,000 original principal amount of Convertible Notes, and will settle the remainder of its conversion obligation in shares of its common stock, in each case based on the daily conversion value calculated as provided in the respective indentures for the Convertible Notes. This net share settlement election is in the Company’s sole discretion and does not require the consent of holders of the Convertible Notes. It is the Company’s current intent and policy to settle any conversion of the Convertible Notes as if the Company had elected to make the net share settlement election.

The Convertible Notes are the Company’s senior unsecured obligations and rank equally with all of its existing and future senior unsecured debt and prior to all future subordinated debt. The Convertible Notes are effectively subordinated to any future secured indebtedness to the extent of the collateral securing such indebtedness, and structurally subordinated to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries.

Accounting for the Convertible Notes

The Convertible Notes have been recorded pursuant to FASB Staff Position (“FSP”) APB 14-1, Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement) (FSP APB 14-1) (codified within ASC 470, Debt) since they can be settled in cash, or partially in cash, upon conversion. FSP APB 14-1 requires the liability and equity components of the convertible debt instrument to be separately accounted for in a manner that reflects the entity’s nonconvertible debt borrowing rate when interest expense is subsequently recognized. The excess of the debt’s principal amount over the amount allocated to the liability component is recognized as the value of the embedded conversion feature (“equity component”) within additional-paid-in capital in stockholders’ equity and amortized to interest expense using the effective interest method. The liability component is initially recorded at its fair value, which is calculated using a discounted cash flow technique. Key inputs used to estimate the fair value of the liability component included the Company’s estimated nonconvertible debt borrowing rate as of the measurement date (i.e. the date the Convertible Notes are issued), the amount and timing of cash flows, and the expected life of the Convertible Notes. In addition, third-party transaction costs are required to be allocated to the liability and equity components based on their relative values.

On September 27, 2009 (the first day of fiscal 2010), as required, the Company adopted this accounting standard, which was applicable to the original issuance of its Convertible Notes at which time there was one issue, the 2007 Notes. The Company estimated the fair value of the 2007 Notes without the conversion feature as of the date of issuance (“liability component”). The estimated fair value of the liability component of $1.256 billion was determined using a discounted cash flow technique. Key inputs used to estimate the fair value of the liability component included the Company’s estimated nonconvertible debt borrowing rate as of December 10, 2007 (the date the 2007 Notes were issued), the amount and timing of cash flows, and the expected life of the 2007 Notes. The estimated effective interest rate of 7.62% was estimated by comparing other companies’ debt issuances that had features similar to the Company’s debt excluding the conversion feature and who had similar credit ratings during the same annual period as the Company.

The excess of the gross proceeds received over the estimated fair value of the liability component totaling $468.9 million was allocated to the conversion feature (“equity component”) as an increase to additional paid-in-capital with a corresponding offset recognized as a discount to reduce the net carrying value of the 2007 Notes. The discount, after adjustment for the exchange of convertible notes as discussed below, is being amortized to interest expense over a six-year period ending December 18, 2013 (the expected life of the liability component) using the effective interest method. In addition, a portion of the deferred financing costs were allocated to the equity component and recorded as a reduction to additional paid-in-capital.

The Company accounted for both 2007 Notes retirements in fiscal 2012 and 2011, discussed above, under the derecognition provisions of subtopic ASC 470-20-40, which requires the allocation of the fair value of the consideration transferred (i.e., the 2010 Notes and 2012 Notes, respectively) between the liability and equity components of the original instrument to determine the gain or loss on the transaction. In connection with the 2010 Notes and 2012 Notes transactions, the Company recorded a loss on debt extinguishment of $29.9 million and $42.3 million in fiscal 2011 and 2012, respectively. The 2010 Notes exchange loss is comprised of the loss on the debt itself of $26.0 million and the write-off of the pro-rata amount of debt issuance costs of $3.9 million allocated to the notes retired. The 2012 Notes exchange loss is comprised of the loss on the debt itself of $39.7 million and the write-off of the pro-rata amount of debt issuance costs of $2.6 million allocated to the notes retired. The loss on the debt itself is calculated as the difference between the fair value of the liability component of the 2007 Notes amount retired immediately before the respective exchanges and its related carrying value immediately before the exchanges. The fair value of the liability component in each transaction was calculated similar to the description above for initially recording the 2007 Notes under FSP APB 14-1, and the Company used an effective interest rate of 5.46% and 2.89% for the 2010 Notes and 2012 Notes, respectively, representing the estimated nonconvertible debt borrowing rate with a maturity as of the measurement date consistent with the 2007 Notes first put date of December 2013. In addition, under this accounting standard, a portion of the fair value of the consideration transferred is allocated to the reacquisition of the equity component, which is the difference between the fair value of the consideration transferred and the fair value of the liability component immediately before the exchange. As a result, on a gross basis in the 2010 Notes and 2012 Notes transactions, $39.9 million and $41.6 million, respectively, were allocated to the reacquisition of the equity component of the original instrument, which was recorded net of deferred taxes within capital in excess of par value.

Since the 2010 Notes and 2012 Notes have the same characteristics as the 2007 Notes and can be settled in cash or a combination of cash and shares of common stock (i.e., partial settlement), the Company is required to account for the liability and equity components of its 2010 Notes and 2012 Notes separately to reflect its nonconvertible debt borrowing rate. The Company estimated the fair value of the liability component of 2010 Notes and 2012 Notes to be $349.0 million and $454.2 million, respectively, using a discounted cash flow technique with an estimated effective interest rate of 6.52% and 3.72%, respectively. The rates represent the estimated nonconvertible debt borrowing rate with a maturity as of the measurement date consistent with the 2010 Notes and 2012 Notes first put dates of December 2017 and March 2018, respectively.

The excess of the fair value of the consideration transferred, which was estimated using a binomial lattice model, over the estimated fair value of the liability component of $97.3 million and $79.7 million for the 2010 Notes and 2012 Notes, respectively, was allocated to the embedded conversion feature as an increase to additional paid-in-capital with a corresponding offset recognized as a discount to reduce the net carrying value of the respective notes. As a result of the fair value of the 2010 Notes being lower than the 2010 Notes principal value, there is an additional discount on the 2010 Notes of $3.7 million at the measurement date. The total discount on the 2010 Notes is being amortized to interest expense over a six-year period ending December 15, 2016 (the expected life of the liability component) using the effective interest method. The net debt discount of the 2012 Notes is being amortized to interest expense over a six-year period ending March 1, 2018 (the expected life of the liability component) using the effective interest method. In addition, third-party transaction costs in each transaction have been allocated to the liability and equity components based on the relative values of these components.

As of September 29, 2012 and September 24, 2011, the Convertible Notes and related equity components (recorded in additional paid-in-capital, net of deferred taxes) consisted of the following:

	2012	2011
2007 Notes principal amount	$775,000	$1,275,000
Unamortized discount	(50,591)	(147,287)

Net carrying amount	$724,409	$1,127,713

Equity component, net of taxes	$233,353	$259,000

2010 Notes principal amount	$450,000	$450,000
Unamortized discount	(74,062)	(89,133)

Net carrying amount	$375,938	$360,867

Equity component, net of taxes	$60,054	$60,054

2012 Notes principal amount	$500,000	$—
Unamortized discount	(41,687)	—

Net carrying amount	$458,313	$—

Equity component, net of taxes	$49,195	$—

Interest expense under the Convertible Notes is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Amortization of debt discount	$68,532	$72,908	$73,130
Amortization of deferred financing costs	3,828	3,906	4,092

Non-cash interest expense	72,360	76,814	77,222

2.00% accrued interest	34,898	34,427	34,500

	$107,258	$111,241	$111,722

If the Company fails to comply with the reporting obligations contained in the Convertible Notes agreements, the sole remedy of the holders of the Convertible Notes for the first 90 days following such event of default consists exclusively of the right to receive an extension fee in an amount equal to 0.25% of the accreted principal amount of the Convertible Notes. Based on the its evaluation of the Convertible Notes in accordance with ASC 815, the Company determined that the Convertible Notes contain a single embedded derivative, comprising both the contingent interest feature and the filing failure penalty payment, requiring bifurcation as the features are not clearly and closely related to the host instrument. The Company has determined that the value of this embedded derivative was nominal as of September 29, 2012 and September 24, 2011.

As of September 29, 2012, upon conversion, including the potential premium that could be payable on a fundamental change (as defined), the Company would issue a maximum of approximately 75.6 million common shares to the Convertible Note holders.

Note 6.	Borrowings

In February 2009, the Company entered into a credit agreement with Bank of America, N.A. (“Bank of America”), which provided for a one-year senior secured revolving credit facility in an amount of up to $180.0 million that is subject to a borrowing base formula. Subject to the terms of the credit agreement, including the amount of funds that the Company is permitted to borrow from time to time under the credit agreement, the revolving credit facility has a sub-limit for the issuance of letters of credit in a face amount of up to $10.0 million. Advances under the revolving credit facility were used to consummate the Company’s acquisition of Tepnel and are also available for other general corporate purposes. At the Company’s option, loans accrue interest at a per annum rate based on, either: the base rate (the base rate is defined as the greatest of (i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America’s prime rate and (iii) the London Interbank Offered Rate (“LIBOR”) plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company. In connection with the credit agreement, the Company also entered into a security agreement, pursuant to which the Company secured its obligations under the credit agreement with a first priority security interest in the securities, cash and other investment property held in specified accounts maintained by Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America.

In March 2009, the Company and Bank of America amended the credit agreement to increase the amount that the Company may borrow from time to time under the credit agreement from $180.0 million to $250.0 million. The term of the credit facility with Bank of America has been extended three times and currently expires in February 2013. In June 2011, Bank of America issued a £1.2 million standby letter of credit on behalf of the Company, thereby reducing the amount the Company can borrow under the credit facility by the face amount of the letter of credit. The total principal amount outstanding under the revolving credit facility as of June 30, 2012 was $248.0 million, the interest rate payable on such outstanding amount was approximately 0.84% and no further borrowings are currently available under the credit facility. In July 2012, the Company terminated its credit facility and standby letter of credit with Bank of America, repaying the principal amount outstanding of $248.0 million along with all remaining accrued interest. In order to repay the credit facility, in July 2012 the Company liquidated its marketable debt security portfolio.

Note 10.	Borrowings

In February 2009, the Company entered into a credit agreement with Bank of America, N.A. (“Bank of America”), which provided for a one-year senior secured revolving credit facility in an amount of up to $180.0 million that is subject to a borrowing base formula. Subject to the terms of the credit agreement, including the amount of funds that the Company is permitted to borrow from time to time under the credit agreement, the revolving credit facility has a sub-limit for the issuance of letters of credit in a face amount of up to $10.0 million. Advances under the revolving credit facility were used to consummate the Company’s acquisition of Tepnel and are also available for other general corporate purposes. At the Company’s option, loans accrue interest at a per annum rate based on, either: the base rate (the base rate is defined as the greatest of (i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America’s prime rate and (iii) the London Interbank Offered Rate (“LIBOR”) plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company. In connection with the credit agreement, the Company also entered into a security agreement, pursuant to which the Company secured its obligations under the credit agreement with a first priority security interest in the securities, cash and other investment property held in specified accounts maintained by Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America. In connection with the execution of the credit agreement with Bank of America, the Company terminated the commitments under its unsecured bank line of credit with Wells Fargo Bank, N.A., effective as of February 27, 2009. There were no amounts outstanding under the Wells Fargo Bank line of credit as of the termination date.

In March 2009, the Company and Bank of America amended the credit agreement to increase the amount that the Company can borrow from time to time under the credit agreement from $180.0 million to $250.0 million. The term of the credit facility with Bank of America has been extended three times and currently expires in February 2013. In June 2011, Bank of America issued a £1.2 million standby letter of credit on behalf of the Company, thereby reducing the amount the Company can borrow under the credit facility by the face amount of the letter of credit. The total principal amount outstanding under the revolving credit facility as of December 31, 2011 was $248.0 million, the interest rate payable on such outstanding amount was approximately 0.88% and no further borrowings are currently available under the credit facility.

Fair Value Measurements	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Fair Value Measurements
6.	Fair Value Measurements

The Company applies the provisions of ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value each reporting period and its nonfinancial assets and liabilities that are re-measured and reported at fair value on a non-recurring basis. Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. Financial assets and liabilities are categorized within the valuation hierarchy based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted market prices for identical assets or liabilities.

•	Level 2—Inputs to the valuation methodology are other observable inputs, including quoted market prices for similar assets or liabilities and market-corroborated inputs.

•

Level 3—Inputs to the valuation methodology are unobservable inputs based on management’s best estimate of inputs market participants would use in pricing the asset or liability at the measurement date, including assumptions about risk.

Assets/Liabilities Measured and Recorded at Fair Value on a Recurring Basis

As of September 29, 2012 and September 24, 2011, the Company’s financial assets that are re-measured at fair value on a recurring basis included $0.3 million in money market mutual funds in both periods that are classified as cash and cash equivalents in the Consolidated Balance Sheets. Money market mutual funds are classified within Level 1 of the fair value hierarchy and are valued using quoted market prices for identical assets. As a result of its Gen-Probe acquisition, the Company has an equity investment in a publicly-traded company and mutual funds, both of which are valued using quoted market prices, representing Level 1 assets. The Company has a payment obligation under its DCP to the participants of the DCP and the deferred compensation plan assumed in the Gen-Probe acquisition. This aggregate liability is recorded at fair value based on the underlying value of certain hypothetical investments DCP and actual investments for the Gen-Probe plan as designated by each participant for their benefit. Since the value of the DCP obligation is based on market prices, the liability is classified within Level 1. In addition, the Company has contingent consideration liabilities related to its acquisitions that it records at fair value. The fair values of these liabilities are based on Level 3 inputs and are discussed in Note 3.

Assets and liabilities measured at fair value on a recurring basis consisted of the following:

		Fair Value Measurements at September 29, 2012
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$315	$315	$—	$—
Marketable securities:
Equity security	6,029	6,029	—	—
Mutual funds	6,995	6,995	—	—

Total	$13,339	$13,339	$—	$—

Liabilities:
Deferred compensation liabilities	$32,082	$32,082	$—	$—
Contingent consideration	86,368	—	—	86,368

Total	$118,450	$32,082	$—	$86,368

		Fair Value Measurements at September 24, 2011
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$314	$314	$—	$—

Total	$314	$314	$—	$—

Liabilities:
Deferred compensation liabilities	$17,168	$17,168	$—	$—
Contingent consideration	103,790	—	—	103,790

Total	$120,958	$17,168	$—	$103,790

Changes in the fair value of recurring fair value measurements, which solely consisted of contingent consideration liabilities, using significant unobservable inputs (Level 3) during the years ended September 29, 2012 and September 24, 2011 were as follows:

	2012	2011
Beginning balance	$103,790	$29,500
Contingent consideration liabilities recorded at fair value at acquisition	—	86,600
Fair value adjustments	38,466	(8,016)
Payments made	(55,888)	(4,294)

Ending balance	$86,368	$103,790

Refer to Note 3 for a description of the valuation of contingent consideration and related sensitivities of the estimates.

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company remeasures the fair value of certain assets and liabilities upon the occurrence of certain events. Such assets are comprised of cost-method equity investments and long-lived assets, including property and equipment, intangible assets and goodwill. During fiscal 2012, the Company recorded a goodwill impairment charge of $5.8 million related to its MammoSite reporting unit. During fiscal 2010, the Company recorded impairment charges of $143.5 million and $76.7 million to adjust intangible assets and goodwill, respectively, related to its MammoSite reporting unit to their estimated fair values. These adjustments fall within Level 3 of the fair value hierarchy due to the use of significant unobservable inputs to determine fair value. The fair value measurements using a discounted cash flow technique, and the amount and timing of future cash flows within the analysis were based on the Company’s most recent operational budgets, long-range strategic plans and other estimates at the time such remeasurement was made.

The Company holds certain cost-method equity investments in non-publicly traded securities aggregating $16.0 million and $4.6 million at September 29, 2012 and September 24, 2011, respectively, which are included in other long-term assets on the Company’s Consolidated Balance Sheets. The increase in these investments from fiscal 2011 was due to those acquired in the Gen-Probe acquisition. These investments are generally carried at cost, which for the investments acquired from Gen-Probe was the estimated fair value on the date of acquisition. As the inputs utilized for the Company’s periodic impairment assessment are not based on observable market data, these cost method investments are classified within Level 3 of the fair value hierarchy. To determine the fair value of these investments, the Company uses all available financial information related to the entities, including information based on recent or pending third-party equity investments in these entities. In certain instances, a cost method investment’s fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and to do so would be impractical. During fiscal 2011 and 2010, the Company recorded other-than-temporary impairment charges of $2.4 million and $1.1 million, respectively, related to certain of its cost-method equity investments to adjust their carrying amounts to fair value.

The following chart depicts the level of inputs within the fair value hierarchy used to estimate the fair value of equipment, intangible assets, goodwill and cost-method equity investments measured on a nonrecurring basis for which the Company recorded impairment charges:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Fiscal 2012:
Equipment	$—			$—	$(6,452)
Goodwill	—			—	(5,826)

					$(12,278)

Fiscal 2011:
Cost-method equity investments	$345			$345	$(2,445)

Fiscal 2010:
Intangible assets	$24,290			$24,290	$(143,467)
Goodwill	5,826			5,826	(76,723)
Cost-method equity investment	—			—	(1,100)

					$(221,290)

The above fair value amounts represent only those individual assets remeasured and not the consolidated balances. Refer to Note 5 for disclosure of the nonrecurring fair value measurement related to the loss on extinguishment of debt recorded in the second quarter of fiscal 2012 and the first quarter of fiscal 2011.

Disclosure of Fair Value of Financial Instruments

The Company’s financial instruments mainly consist of cash and cash equivalents, accounts receivable, marketable securities, cost-method equity investments, insurance contracts, DCP liability, accounts payable and debt obligations. The carrying amounts of the Company’s cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The carrying amount of the insurance contracts are recorded at the cash surrender value, as required by U.S. generally accepted accounting principles, which approximates fair value, and the related DCP liability is recorded at fair value. The Company believes the carrying amounts of its cost-method investments approximate fair value.

Amounts outstanding under our Credit Agreement aggregating $2.5 billion aggregate principal are subject to variable rates of interest based on current market rates, and as such, we believe the carrying amount of these obligations approximates fair value. In addition, based on the recent issuance of our Senior Notes, we believe their carrying amount approximates fair value. The fair value of the Company’s Convertible Notes is based on the trading prices of the respective notes at the dates noted and represent Level 1 measurements. Refer to Note 5 for the various components of the Company’s debt respective carrying amounts.

The estimated fair values of the Company’s Convertible Notes as of September 29, 2012 and September 24, 2011 are as follows:

	2012	2011
2007 Notes	$771,600	$1,200,000
2010 Notes	505,600	468,700
2012 Notes	490,700	—

	$1,767,900	$1,668,700

Note 5.	Fair Value Measurements

The Company determines the fair value of its assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. There is an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. Applicable accounting guidance under ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Assets and liabilities are classified based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of financial instruments such as cash equivalents, accounts receivable, prepaid and other current assets, accounts payable and other current liabilities approximate the related fair values due to the short-term maturities of these instruments. The Company reviews the fair value hierarchy on a quarterly basis. Changes in the observations or valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Set forth below is a description of the Company’s valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. Where appropriate, the description includes details of the valuation models, the key inputs to those models, as well as any significant assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s cash equivalents and marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities, and money market funds. When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. The Company’s Level 1 financial instruments include equity securities and mutual funds. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may determine the fair value using quoted prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals. The Company validates the fair value of its Level 2 marketable debt securities provided by its professional pricing service by evaluating the reasonableness of the methods and assumptions used by the professional pricing service, and by comparing their assessment of the fair value of the Company’s investment portfolio against the fair value of the Company’s investment portfolio from an independent professional pricing source and with publicly available data for actual transactions.

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of June 30, 2012 and December 31, 2011 (in thousands):

	Fair Value Measurements at June 30, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$92,704	$—	$92,704
Marketable securities
Equity securities	7,110	—	—	7,110
Municipal securities	—	277,628	—	277,628
Municipal securities	6,586	—	—	6,586

Total marketable securities	13,696	277,628	—	291,324

Total assets at fair value	$13,696	$370,332	$—	$384,028

Liabilities:
Deferred compensation plan liabilities	$6,586	$—	$—	$6,586

Total liabilities at fair value	$6,586	$—	$—	$6,586

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities:
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

Activity Between and Within Levels of the Fair Value Hierarchy

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. There were no transfers between levels during the first six months of 2012. In the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds traded in active markets with quoted market prices. Similarly, in the fourth quarter of 2011, the participants’ selected investments were converted to investments based on mutual funds traded in active markets with quoted market prices. Liabilities under the deferred compensation plan are recorded at amounts due to participants, based on the fair value of the participants’ selected investments. Therefore, for the year ended December 31, 2011, the Company transferred $6.1 million of both deferred compensation plan assets and deferred compensation plan liabilities, respectively, from Level 2 to Level 1.

For those financial instruments measured at fair value on a recurring and non-recurring basis with significant Level 3 inputs, there was no activity for the six month period ended June 30, 2012.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

Certain assets and liabilities, including cost method investments, are measured at fair value on a non-recurring basis and therefore are not included in the tables above. Such instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Assets and Liabilities Held for Sale

During the second quarter ended June 30, 2012, management committed to a plan to dispose of a French subsidiary supplying research products and services, as well as its Cardiff, U.K. manufacturing facility. As a result of these items being held for sale, the assets of the French subsidiary and the manufacturing facility were written down to fair value less costs to sell, resulting in a pre-tax asset impairment charge of $0.8 million recorded in the Company’s consolidated statement of operations in the second quarter of 2012. The Company expects to complete the sale of the French subsidiary and the manufacturing facility during the third quarter of 2012.

Assets and liabilities held for sale are reflected in the Company’s consolidated balance sheets under the captions “Other current assets” and “Other accrued expenses.” The Company has the following assets and liabilities held for sale as of June 30, 2012 (in thousands):

Assets
Cash	$338
Receivables and inventory	1,281
Other current assets	228
Property, plant and equipment, net	960
Purchased intangibles, net	634
Other assets	33

Total assets held for sale	$3,474

Liabilities
Other accrued expenses	$964

Net assets held for sale	$2,510

Equity Investment in Public Company

In April 2009, the Company made a $5.0 million preferred stock investment in DiagnoCure, Inc. (“DiagnoCure”), a publicly-held company traded on the Toronto Stock Exchange. The Company’s equity investment was initially valued based on the transaction price under the cost method of accounting. The market value of the underlying common stock is the most observable value of the preferred stock, but because there is no active market for DiagnoCure’s preferred shares the Company has classified its equity investment in DiagnoCure as Level 2 in the fair value hierarchy. The Company’s investment in DiagnoCure, which had a value of $5.0 million as of June 30, 2012, is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Equity Investments in Private Companies

The valuation of investments in non-public companies requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. The Company’s equity investments in private companies are initially valued based upon the transaction price under the cost method of accounting. Equity investments in non-public companies are classified as Level 3 in the fair value hierarchy.

The Company records impairment charges when an investment has experienced a decline that is deemed to be other-than-temporary. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. Future adverse changes in market conditions or poor operating results of investees could result in losses or an inability to recover the carrying value of the investments, thereby possibly requiring impairment charges in the future. When assessing investments in private companies for an other-than-temporary decline in value, the Company considers many factors, including, but not limited to, the following: the share price from the investee’s latest financing round; the performance of the investee in relation to its own operating targets and its business plan; the investee’s revenue and cost trends; the investee’s liquidity and cash position, including its cash burn rate; and market acceptance of the investee’s products and services. From time to time, the Company may consider third party evaluations or valuation reports. The Company also considers new products and/or services that the investee may have forthcoming, any significant news specific to the investee, the investee’s competitors and the outlook of the overall industry in which the investee operates. In the event the Company’s judgments change as to other-than-temporary declines in value, the Company may record an impairment loss, which could have an adverse effect on its results of operations.

Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets to Roka Bioscience, Inc. (“Roka”), a newly formed private company. In consideration for the contribution of assets, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.

In April 2011, the Company purchased approximately $4.0 million of Roka’s Series C preferred stock as a participant in Roka’s Series C preferred stock round of financing that raised a total of approximately $20.0 million. As of June 30, 2012, the Company owns shares of preferred stock representing approximately 14.7% of Roka’s capital stock on a fully diluted basis. The Company’s investment has been valued based on the transaction price under the cost basis of accounting. The Company’s overall investment in Roka had a value of approximately $4.7 million as of June 30, 2012, and is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Qualigen, Inc.

The Company invested in Qualigen, Inc. (“Qualigen”), a private company, in 2006. The Company’s investment in Qualigen, which had a value of approximately $5.4 million as of June 30, 2012, has been valued based upon several factors, including a market approach and an income (discounted cash flow) approach. This investment is also included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Note 8.	Fair Value Measurements

The Company determines the fair value of its assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. There is an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. Applicable accounting guidance under ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 - Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Assets and liabilities are classified based upon the lowest level of input that is significant to the fair value measurement. The carrying amounts of financial instruments such as cash equivalents, accounts receivable, prepaid and other current assets, accounts payable and other current liabilities approximate the related fair values due to the short-term maturities of these instruments. The Company reviews the fair value hierarchy on a quarterly basis. Changes in the observations or valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Set forth below is a description of the Company’s valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. Where appropriate, the description includes details of the valuation models, the key inputs to those models, as well as any significant assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s cash equivalents and marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities, FDIC insured corporate bonds and money market funds. When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. The Company’s Level 1 financial instruments include equity securities and mutual funds. The Company obtains the fair value of its Level 2 financial instruments from a professional pricing service, which may determine the fair value using quoted prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals. The Company validates the fair value of its Level 2 marketable debt securities provided by its professional pricing service by evaluating the reasonableness of the methods and assumptions used by the professional pricing service, and by comparing their assessment of the fair value of the Company’s investment portfolio against the fair value of the Company’s investment portfolio from an independent professional pricing source and with publicly available data for actual transactions.

In connection with a collaboration agreement the Company entered into with Pacific Biosciences in June 2010, the Company purchased $50.0 million of Pacific Biosciences’ Series F preferred stock, as a participant in Pacific Biosciences’ Series F preferred stock financing that raised a total of approximately $109.0 million. In October 2010, Pacific Biosciences completed an initial public offering of its common stock, which now trades on the NASDAQ Global Select Market under the symbol “PACB.” As a result of the initial public offering, the preferred stock held by the Company was converted into common stock. During the quarter ended December 31, 2010, the Company reclassified its investment in Pacific Biosciences from a Level 3 investment to a Level 1 investment. During the third quarter of 2011, the Company recorded an other-than-temporary impairment loss of $39.5 million related to the Company’s investment in Pacific Biosciences, which reduced the Company’s cost basis in the Pacific Biosciences’ common stock from $50.0 million to $10.5 million. The Company’s investment in Pacific Biosciences, which had a value of $9.2 million as of December 31, 2011, is included in “Marketable securities, net of current portion,” on the Company’s consolidated balance sheets.

The following table presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of December 31, 2011 and 2010 (in thousands):

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

	Fair Value Measurements at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$1,211	$—	$1,211
Marketable securities
Equity securities	52,130	—	—	52,130
Treasury securities	—	7,891	—	7,891
Municipal securities	—	366,300	—	366,300
Corporate obligations	—	3,644	—	3,644

Total marketable securities	52,130	377,835	—	429,965
Deferred compensation plan assets	—	6,298	—	6,298

Total assets at fair value	$52,130	$385,344	$—	$437,474

Liabilities
Deferred compensation plan liabilities	$—	$6,246	$—	$6,246

Total liabilities at fair value	$—	$6,246	$—	$6,246

Activity Between and Within Levels of the Fair Value Hierarchy

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. In the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds traded in active markets with quoted market prices. Similarly, in the fourth quarter of 2011, the participants’ selected investments were converted to investments based on mutual funds traded in active markets with quoted market prices. Liabilities under the deferred compensation plan are recorded at amounts due to participants, based on the fair value of the participants’ selected investments. Therefore, for the year ended December 31, 2011, the Company transferred $6.1 million of both deferred compensation plan assets and deferred compensation plan liabilities, respectively, from Level 2 to Level 1.

For those financial instruments with significant Level 3 inputs, there was no activity for the year ended December 31, 2011. The following roll-forward summarizes the activity for the year ended December 31, 2010 (in thousands):

Level 3 contingent consideration liability as of December 31, 2009	$17,994
Payment of milestone	(10,000)
Gain on contingent consideration	(7,994)

Level 3 contingent consideration liability as of December 31, 2010	$—

The range of potential contingent consideration that the Company may have been required to pay related to the acquisition of Prodesse was originally between $0 and $25.0 million. The contingent consideration liability recorded on the Company’s financial statements was based on a calculation that considers the forecasted achievement of the underlying milestones as of the date of determination, as well as the timing of the related cash payments, and then discounts these amounts based on a discount rate the Company determines is appropriate for the underlying milestones. Based on these calculations, the Company initially recorded $18.0 million as of the date of acquisition as the fair value of this potential contingent consideration liability. The Company reassessed the fair value of this contingent consideration liability on a quarterly basis.

In July 2010, the Company received FDA clearance of its ProFAST+ assay, thereby satisfying one of the acquisition-related milestones and triggering a $10.0 million payment to former Prodesse securityholders. No other milestones were satisfied and there is no contingent consideration liability remaining as of December 31, 2011.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

Certain assets and liabilities, including cost method investments, are measured at fair value on a non-recurring basis and therefore are not included in the table above. Such instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Equity Investment in Public Company

In April 2009, the Company made a $5.0 million preferred stock investment in DiagnoCure, Inc. (“DiagnoCure”), a publicly-held company traded on the Toronto Stock Exchange. The Company’s equity investment was initially valued based on the transaction price under the cost method of accounting. The market value of the underlying common stock is the most observable value of the preferred stock, but because there is no active market for DiagnoCure’s preferred shares the Company has classified its equity investment in DiagnoCure as Level 2 in the fair value hierarchy. The Company’s investment in DiagnoCure, which had a value of $5.0 million as of December 31, 2011, is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Equity Investments in Private Companies

The valuation of investments in non-public companies requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such assets. The Company’s equity investments in private companies are initially valued based upon the transaction price under the cost method of accounting. Equity investments in non-public companies are classified as Level 3 in the fair value hierarchy.

The Company records impairment charges when an investment has experienced a decline that is deemed to be other-than-temporary. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. Future adverse changes in market conditions or poor operating results of investees could result in losses or an inability to recover the carrying value of the investments, thereby possibly requiring impairment charges in the future. When assessing investments in private companies for an other-than-temporary decline in value, the Company considers many factors, including, but not limited to, the following: the share price from the investee’s latest financing round; the performance of the investee in relation to its own operating targets and its business plan; the investee’s revenue and cost trends; the investee’s liquidity and cash position, including its cash burn rate; and market acceptance of the investee’s products and services. From time to time, the Company may consider third party evaluations or valuation reports. The Company also considers new products and/or services that the investee may have forthcoming, any significant news specific to the investee, the investee’s competitors and the outlook of the overall industry in which the investee operates. In the event the Company’s judgments change as to other-than-temporary declines in value, the Company may record an impairment loss, which could have an adverse effect on its results of operations.

Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets to Roka, a newly formed private company. In consideration for the contribution of assets, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.

In April 2011, the Company purchased approximately $4.0 million of Roka’s Series C preferred stock as a participant in Roka’s Series C preferred stock round of financing that raised a total of approximately $20.0 million. At December 31, 2011, the Company owns shares of preferred stock representing approximately 14.7% of Roka’s capital stock on a fully diluted basis. The Company’s overall investment in Roka had a value of approximately $4.7 million as of December 31, 2011, and is included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Qualigen, Inc.

The Company invested in Qualigen, Inc. (“Qualigen”), a private company, in 2006. The Company’s investment in Qualigen, which had a value of approximately $5.4 million as of December 31, 2011, is also included in “Licenses, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

Sale of Makena	12 Months Ended
Sep. 29, 2012
Sale of Makena
7.	Sale of Makena

On January 16, 2008, the Company entered into an agreement to sell the full world-wide rights of its Makena (formerly Gestiva) pharmaceutical product to K-V Pharmaceutical Company (“KV”) upon FDA approval of the then pending Makena new drug application for $82.0 million. The Company executed certain amendments to this agreement resulting in an increase of the total sales price to $199.5 million and changing the timing of when payments are due to the Company. Gains attributable to payments in the amount of $79.5 million received from KV prior to FDA approval were deferred.

On February 3, 2011, the Company received FDA approval of Makena, and subject to a security interest and a right of reversion for failure to make future payments, all rights to Makena were transferred to KV. Upon FDA approval, the Company received $12.5 million, and including the $79.5 million previously received, the Company recorded a gain on the sale of intellectual property, net of the write-off of certain assets, of $84.5 million in the second quarter of fiscal 2011. Pursuant to the amended agreement, the Company received $12.5 million in the second quarter of fiscal 2012, which was recorded net of amounts due to the inventor of Makena. Currently, the remaining $95.0 million of the sales price is due over a period of 18 to 30 months from FDA approval (subject to further deferral elections) depending on which one of two payment options KV selects. KV will also owe the Company a 5% royalty on sales for certain time periods determined based upon the payment option or deferral elections selected by KV. On August 4, 2012, KV and certain of its subsidiaries filed voluntary petitions for reorganization under Chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York. The Company is pursuing its claims against KV in these proceedings for amounts due to the Company under its agreement with KV.

Due to uncertainty regarding collection, any amounts to be received in the future from KV have not been recorded in the Company’s consolidated financial statements, and as the Company receives the amounts owed, the payments will be recorded as a gain within operating expenses in the Consolidated Statement of Operations in the period received.

Income Taxes	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Income Taxes
8.	Income Taxes

The Company’s (loss) income before income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Domestic	$(46,018)	$235,204	$(70,750)
Foreign	(15,643)	(7,818)	15,759

	$(61,661)	$227,386	$(54,991)

The provision for income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Federal:
Current	$146,164	$97,834	$105,664
Deferred	(143,582)	(33,808)	(108,002)

	2,582	64,026	(2,338)

State:
Current	15,348	15,739	18,334
Deferred	(10,186)	(5,909)	(11,501)

	5,162	9,830	6,833

Foreign:
Current	5,653	4,770	5,550
Deferred	(1,424)	(8,390)	(2,223)

	4,229	(3,620)	3,327

	$11,973	$70,236	$7,822

A reconciliation of income taxes at the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Income tax provision at federal statutory rate	(35.0)%	35.0%	(35.0)%
Increase (decrease) in tax resulting from:
Goodwill impairment	3.3	—	48.7
Section 199 manufacturing deduction	(20.3)	(4.1)	(11.6)
State income taxes, net of federal benefit	5.3	3.6	2.7
Research and investment tax credits	(1.6)	(3.2)	(6.9)
Unrecognized tax benefits	13.5	(3.3)	7.2
Contingent consideration	59.8	1.5	—
Nondeductible transaction expenses	7.5	—	—
Cessation of Adiana	(28.6)	—	—
Executive compensation	2.3	(1.1)	6.1
Foreign rate differential	3.1	0.8	(1.0)
Change in valuation allowance	5.4	—	(0.6)
Other	4.7	1.7	4.6

	19.4%	30.9%	14.2%

The Company’s effective tax rate in fiscal 2012 was significantly impacted by non-deductible contingent consideration compensation expense, nondeductible acquisition costs, a nondeductible goodwill impairment charge, and a net increase in income tax reserves and valuation allowances on certain foreign losses. The unfavorable tax impact of these items was partially offset by the domestic manufacturing benefit and a loss claimed related to the discontinuance of the Adiana product line. The effect of these permanent items to the effective tax rate was magnified by the current year pre-tax loss.

The Company’s effective tax rate for fiscal 2011 was less than the statutory rate primarily due to reversing income tax reserves, the domestic manufacturing benefit and both U.S. and Canadian research and development tax credits. The $9.1 million income tax reserve reversal was due to the Company favorably settling its U.S. federal income tax audit for fiscal years 2007 through 2009 and statutes of limitations expiring in several state and foreign jurisdictions.

The effective tax rate for fiscal 2010 was significantly impacted by the goodwill impairment charge recorded in the fourth quarter of fiscal 2010, substantially all of which was not deductible for tax purposes. In addition, the Company recorded provision to return adjustments and additional reserve needs partially offset by reversing reserves no longer required related to selling the Company’s manufacturing operation in Shanghai, China in the second quarter of fiscal 2010, and statutes of limitations expiring in several jurisdictions.

The Company accounts for income taxes using the liability method in accordance with ASC 740, Income Taxes. Under this method, deferred income taxes are recognized for the future tax consequences of differences between the tax and financial accounting bases of assets and liabilities at the end of each reporting period. Deferred income taxes are based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company’s significant deferred tax assets and liabilities are as follows:

	September 29, 2012	September 24, 2011
Deferred tax assets
Net operating loss carryforwards	$47,472	$56,641
Capital losses	46,750	—
Nondeductible accruals	22,198	17,767
Nondeductible reserves	10,346	8,400
Stock-based compensation	31,437	23,826
Research and other credits	11,392	13,207
Convertible notes issuance costs	811	1,283
Nonqualified deferred compensation plan	12,007	7,324
Other temporary differences	3,000	4,267

	185,413	132,715
Less: valuation allowance	(64,337)	(13,930)

	$121,076	$118,785

	September 29, 2012	September 24, 2011
Deferred tax liabilities
Depreciation and amortization	$(1,635,043)	$(771,504)
Debt discounts and deferrals	(209,011)	(258,593)
Fair value adjustments to current assets and liabilities	(28,413)	—
Investment in subsidiary	(8,479)	(6,507)

	$(1,880,946)	$(1,036,604)

	$(1,759,870)	$(917,819)

Under ASC 740, the Company can only recognize a deferred tax asset for the future benefit attributable to its tax losses and credit carryforwards to the extent that it is “more likely than not” that these assets will be realized. After considering all available positive and negative evidence, the Company has established a valuation allowance against a portion of its remaining deferred tax assets because it is more likely than not that some of its tax losses and credit carryforwards will not be realized. In determining these assets realizability, the Company considered numerous factors including historical profitability, the character and amount of estimated future taxable income, and the industry in which it operates. The valuation allowance increased $50.4 million in fiscal 2012 from fiscal 2011 primarily due to fully reserved tax assets acquired in the Gen-Probe acquisition.

As of September 29, 2012, the Company had $30.7 million, $99.0 million and $108.7 million in gross federal, state and foreign net operating losses respectively, and $0.9 million, $12.6 million and $2.3 million in federal, state and foreign credit carryforwards respectively, that are more likely than not to be realized. These losses and credits expire between 2013 and 2031, except for $53.0 million of losses and $8.7 million of credits that have unlimited carryforward periods. The federal and state net operating losses exclude $1.0 million and $74.0 million, respectively, of net operating losses, which the Company expects will expire unutilized.

The Company had gross unrecognized tax benefits, excluding interest, of $53.1 million as of September 29, 2012 and $31.0 million as of September 24, 2011. At September 29, 2012, $53.1 million represents the unrecognized tax benefits that, if recognized, would reduce the Company’s effective tax rate. In the next twelve months it is reasonably possible that the Company will reduce its unrecognized tax benefits by $1.0 to $2.0 million due to statutes of limitations expiring and favorable settlements with taxing authorities, which would reduce the Company’s effective tax rate.

Activity of the Company’s unrecognized income tax benefits for fiscal 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of fiscal year	$31,026	$31,790
Tax positions related to current year:
Additions	11,673	2,014
Reductions	—	—
Tax positions related to prior years:
Additions related to change in estimate	1,327	5,934
Reductions	307	(700)
Payments	(197)	(1,182)
Lapses in statutes of limitations and settlements	(4,144)	(9,162)
Acquired tax positions:
Additions related to reserves acquired from acquisitions	13,156	2,332

Balance as of the end of the fiscal year	$53,148	$31,026

The Company’s policy is to include accrued interest and penalties related to unrecognized tax benefits and income tax liabilities, when applicable, in income tax expense in its Consolidated Statements of Operations. As of September 29, 2012 and September 24, 2011, accrued interest was $2.6 million and $1.4 million, respectively. As of September 29, 2012, no penalties have been accrued.

The Company and its subsidiaries are subject to various federal, state, and foreign income taxes. The Company’s U.S. Federal income tax returns are no longer subject to examination for years prior to tax year 2009, and its State income tax returns are generally no longer subject to examination for years prior to tax year 2009. The IRS concluded its examination for fiscal years 2007 through 2009, and the Company paid $7.6 million to settle issues raised, substantially all of which had been previously recorded within deferred tax liabilities. The Company is also undergoing a tax audit in Germany for fiscal years 2008 through 2010. The Company has a tax holiday in Costa Rica that currently does not materially impact its effective tax rate and is scheduled to expire in 2015.

The Company intends to reinvest, indefinitely, approximately $50.6 million of unremitted foreign earnings. It is not practical to estimate the additional taxes that might be payable upon repatriating these foreign earnings.

Note 7.	Income Tax

As of June 30, 2012, the Company had total gross unrecognized tax benefits of $13.0 million. The amount of unrecognized tax benefits (net of the federal benefit for state taxes) that would favorably affect the Company’s effective income tax rate, if recognized, was $10.0 million. The Company’s federal tax returns for the 2008 through 2010 tax years, California tax returns for the 2005 through 2010 tax years, and UK tax returns for the 2008 through 2010 tax years are subject to future examination.

Note 11.	Income Tax

The components of earnings before income tax were (in thousands):

	Years Ended December 31,
	2011	2010	2009
United States	$106,093	$159,629	$141,893
Rest of World	(12,936)	(4,418)	(2,091)

	$93,157	$155,211	$139,802

The provision for income tax consists of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current
Federal	$45,610	$47,272	$44,760
State	4,143	5,934	8,370
Rest of World	651	(533)	(55)

	$50,404	$52,673	$53,075

Deferred
Federal	$(3,768)	$(4,812)	$(4,390)
State	(2,173)	463	(406)
Rest of World	(1,430)	(50)	(260)

	(7,371)	(4,399)	(5,056)

Total income tax	$43,033	$48,274	$48,019

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Research tax credit carryforwards	$1,974	$624
License, manufacturing access fees and other intangibles	2,053	1,192
Inventories	2,824	3,618
Deferred revenue	1,438	1,114
Deferred compensation	2,316	2,384
Stock-based compensation	25,060	23,472
Accrued vacation	2,387	2,194
Unrealized loss on marketable securities	14,587	—
Net operating loss carryforwards	10,263	9,968
Other	1,590	968

Total deferred tax assets	64,492	45,534
Valuation allowance	(20,735)	(7,837)

Total net deferred tax assets	$43,757	$37,697

Deferred tax liabilities
Purchased intangibles	$(42,155)	$(45,693)
Capitalized costs expensed for tax	(7,059)	(6,048)
Property, plant and equipment	(3,976)	(2,680)
Unrealized gains on marketable securities	(466)	845

Total deferred tax liabilities	(53,656)	(53,576)

Net deferred tax liability	$(9,899)	$(15,879)

The Company’s UK operations have historically generated tax losses resulting in accumulated totals of approximately $36.0 million as of December 31, 2011. Most of these UK tax losses were assumed as part of the Company’s acquisition of Tepnel in 2009. These UK tax losses do not expire, but the Company has established a $6.1 million valuation allowance against the related deferred tax assets until such time as the Company can reasonably estimate there will be sufficient future profits in the UK to utilize some or all of the accumulated losses.

The Company has not taken any tax benefit for the other-than-temporary impairment loss on its equity investment in Pacific Biosciences recognized in the third quarter of 2011 since the loss, if realized on the Company’s U.S. tax returns, would be a capital loss. This capital loss can only be offset by capital gains. At this time, the Company cannot reasonably determine if sufficient capital gains would be available in the requisite time frame to offset this capital loss since the Company does not know if the loss will ever be realized on its tax returns. Therefore, the Company established a $14.6 million valuation allowance during 2011 related to the other-than-temporary impairment loss.

The Company has research tax credit carryforwards in California and France that do not expire.

The Company has not provided for U.S. income and foreign withholding taxes on an estimated $3.6 million of undistributed earnings from non-U.S. subsidiaries as these earnings are indefinitely invested outside the U.S. Upon distribution of those earnings in the form of dividends or otherwise, the Company would be subject to both U.S. income taxes and withholding taxes payable to the foreign countries, but would also be able to offset unrecognized foreign tax credit carryforwards. It is not practicable for the Company to determine the total amount of unrecognized deferred U.S. income tax liability because of the complexities associated with its hypothetical calculation.

The provision for income tax reconciles to the amount computed by applying the federal statutory rate to income before tax as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Expected income tax provision at federal statutory rate	$32,605	35%	$54,324	35%	$48,931	35%
State income tax provision, net of federal benefit	3,109	3%	6,490	4%	6,092	4%
Tax advantaged interest income	(1,262)	(1)%	(1,497)	(1)%	(3,394)	(2)%
Domestic manufacturing tax benefits	(4,651)	(5)%	(5,005)	(3)%	(2,795)	(2)%
Research tax credits	(4,057)	(4)%	(2,883)	(2)%	(3,100)	(2)%
Non-deductible goodwill impairment	3,063	3%	—	—%	—	—%
Valuation allowance	15,557	17%	1,470	1%	450	—%
Other, net	(1,331)	(2)%	(4,625)	(3)%	1,835	1%

Actual income tax provision	$43,033	46%	$48,274	31%	$48,019	34%

The following is a reconciliation of the cumulative unrecognized tax benefits (in thousands):

Unrecognized tax benefits as of December 31, 2009	$6,981
Increase in unrecognized tax benefits for years prior to 2010	956
Increase in tax position relating to acquisition	778
Increase in unrecognized tax benefits for 2010	1,858
Decrease in unrecognized tax benefits for lapse of statute of limitations	(951)

Unrecognized tax benefits as of December 31, 2010	$9,622
Increase in unrecognized tax benefits for years prior to 2011	243
Increase in unrecognized tax benefits for 2011	2,214
Decrease in unrecognized tax benefits for lapse of statute of limitations	(710)

Unrecognized tax benefits as of December 31, 2011	$11,369

All of the unrecognized tax benefits, if recognized, would affect the Company’s effective tax rate. The Company does not anticipate there will be a significant change in the unrecognized tax benefits within the next 12 months. As of December 31, 2011 and 2010, the Company had $1.4 million and $1.0 million, respectively, in accrued interest related to unrecognized tax benefits. It is the Company’s practice to include interest and penalties that relate to income tax matters as a component of income tax expense.

The Company’s federal tax returns for the 2008 through 2010 tax years, California tax returns for the 2005 through 2010 tax years, and UK tax returns for the 2008 through 2010 tax years are subject to future examination.

The Company increased (decreased) stockholders’ equity relating to employee stock-based compensation by $4.6 million, ($1.0 million), and $2.0 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Stockholders' Equity and Stock-Based Compensation	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Stockholders' Equity and Stock-Based Compensation
9.	Stockholders’ Equity and Stock-Based Compensation

Rights Agreement

On April 2, 2008, the Company entered into an Amended and Restated Rights Agreement (the “Amended and Restated Rights Agreement”) between the Company and American Stock Transfer & Trust Company as Rights Agent (the “Rights Agent”). The Amended and Restated Rights Agreement amends and restates the Company’s rights agreement, dated as of September 17, 2002, as amended on May 21, 2007, between the Company and the Rights Agent.

On April 2, 2008, the Company effected a two-for-one stock split in the form of a stock dividend to stockholders as of March 21, 2008. Pursuant to the Amended and Restated Rights Agreement, the Company amended the terms of the rights issued and issuable under the agreement (“Rights”), effective as of April 3, 2008 (after the stock dividend), to reset the Rights such that each share of Common Stock is entitled to receive one Right, to retain the purchase price of each Right at $60.00 per Right, and to provide that each Right will entitle the holder to purchase one twenty-five thousandth of a share of Series A Junior Participating Preferred Stock (the “Series A Preferred Stock”). Conforming changes have also been made to the Company’s certificate of designation for the Series A Preferred Stock to provide that each share of Series A Preferred Stock carries 25,000 times the dividend, liquidation and voting rights of the Company’s Common Stock. Other modifications have also been made in the Amended and Restated Rights Agreement to update the agreement for certain developments, including the recent amendments to the Company’s by-laws permitting stockholders to hold and transfer shares of the Company’s capital stock in book entry form. The expiration date of the Rights has remained unchanged at January 1, 2013.

Stock-Based Compensation

Equity Compensation Plans

The Company has one share-based compensation plan pursuant to which awards are currently being made—the 2008 Equity Incentive Plan. The Company has four share-based compensation plans pursuant to which outstanding awards have been made, but from which no further awards can or will be made—i) the 1995 Combination Stock Option Plan; ii) the 1997 Employee Equity Incentive Plan; iii) the 1999 Equity Incentive Plan; and iv) the 2000 Acquisition Equity Incentive Plan.

The purpose of the 2008 Equity Plan is to provide stock options, stock issuances and other equity interests in the Company to employees, officers, directors, consultants and advisors of the Company and its parents and subsidiaries, and any other person who is determined by the Board of Directors to have made (or is expected to make) contributions to the Company. The 2008 Equity Plan is administered by the Board of Directors of the Company, and a total of 20 million shares were reserved for issuance under this plan. As of September 29, 2012, the Company had 5.4 million shares available for future grant under the 2008 Equity Plan.

The Company assumed certain other plans in connection with the Gen-Probe, Cytyc and Third Wave acquisitions, and no shares are available for future grant under these plans.

The following presents stock-based compensation expense in the Company’s Consolidated Statement of Operations in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Cost of revenues	$5,722	$4,602	$4,332
Research and development	5,328	4,852	4,011
Selling and marketing	7,355	5,954	5,313
General and administrative	18,667	20,064	20,504
Restructuring	3,500	—	—

	$40,572	$35,472	$34,160

Grant-Date Fair Value

The Company uses a binomial lattice model to determine the fair value of its stock options. The Company considers a number of factors to determine the fair value of options including the assistance of an outside valuation advisor. Information pertaining to stock options granted during fiscal 2012, 2011 and 2010 and related assumptions are noted in the following table:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Options granted	2,259	2,249	2,858
Weighted-average exercise price	$17.21	$17.15	$15.65
Weighted-average grant date fair value	$6.48	$6.16	$5.87
Assumptions:
Risk-free interest rates	0.7%	1.0%	1.8%
Expected life (in years)	4.3	4.2	3.9
Expected volatility	47%	45%	47%
Dividend yield	—	—	—

The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. In projecting expected stock price volatility, the Company uses a combination of historical stock price volatility and implied volatility from observable market prices of similar equity instruments. The Company estimated the expected life of stock options based on historical experience using employee exercise and option expiration data.

Stock-Based Compensation Expense Attribution

The Company uses the straight-line attribution method to recognize stock-based compensation expense for stock options and restricted stock units (“RSU”). The vesting term of stock options is generally five years with annual vesting of 20% per year on the anniversary of the grant date, and RSUs generally vest over four years with annual vesting at 25% per year on the anniversary of the grant date. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest. ASC 718 requires forfeitures to be estimated at the time granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based on an analysis of historical forfeitures, the Company has determined a specific forfeiture rate for certain employee groups and has applied forfeiture rates ranging from 0% to 7% as of September 29, 2012 depending on the specific employee group. This analysis is re-evaluated annually and the forfeiture rate will be adjusted as necessary. Ultimately, the actual stock-based compensation expense recognized will only be for those stock options and RSUs that vest.

Stock-based compensation expense related to stock options was $18.7 million, $15.2 million, and $13.3 million in fiscal 2012, 2011 and 2010, respectively. Stock compensation expense related to RSUs was $21.4 million, $20.3 million, and $20.9 million in fiscal 2012, 2011 and 2010, respectively. The related tax benefit recorded in the Consolidated Statements of Operations was $12.2 million, $14.8 million and $9.9 million in fiscal 2012, 2011 and 2010, respectively. Included within stock-based compensation expense is $3.5 million related to the acceleration of vesting for certain options assumed in the Gen-Probe acquisition related to employees who were terminated in connection with the Company’s restructuring action to consolidate its Diagnostics operations. The original terms of the options provided for acceleration upon a change-in-control and termination within 18 months of the change-in-control. At September 29, 2012, there was $44.9 million and $36.6 million of unrecognized compensation expense related to stock options and RSUs, respectively, to be recognized over a weighted average period of 3.2 years and 2.4 years, respectively.

Share Based Payment Activity

The following table summarizes all stock option activity under the Company’s stock option plans for the year ended September 29, 2012:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at September 24, 2011	15,478	$17.01	4.11	$30,455
Granted	2,258	17.21
Assumed from Gen-Probe Acquisition	3,663	15.28
Cancelled/forfeited	(903)	18.28
Exercised	(2,457)	11.27		$20,399

Options outstanding at September 29, 2012	18,039	$17.40	4.40	$78,962

Options exercisable at September 29, 2012	8,141	$18.73	3.15	$37,574

Options vested and expected to vest at September 29, 2012 (1)	17,385	$17.47	4.33	$75,870

(1)	This represents the number of vested stock options as of September 29, 2012 plus the unvested outstanding options at September 29, 2012 expected to vest in the future, adjusted for estimated forfeitures.

During fiscal 2011 and 2010, the total intrinsic value of options exercised (i.e., the difference between the market price on the date of exercise and the price paid by the employee to exercise the options) was $12.3 million and $7.3 million, respectively.

A summary of the Company’s RSU activity during the year ended September 29, 2012 is presented below:

Non-vested Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 24, 2011	3,112	$15.67
Granted	1,691	17.29
Vested	(997)	15.71
Forfeited	(226)	15.87

Non-vested at September 29, 2012	3,580	$16.41

The number of RSUs vested includes shares withheld on behalf of employees to satisfy minimum statutory tax withholding requirements. The Company pays the minimum statutory tax withholding requirement on behalf of its employees. During fiscal 2012, 2011 and 2010 the total fair value of RSUs vested was $15.7 million, $43.2 million and $7.5 million, respectively.

Employee Stock Purchase Plan

The Company’s 2008 Employee Stock Purchase Plan (the “2008 ESPP”) met the criteria set forth in ASC 718’s definition of a non-compensatory plan and did not give rise to stock-based compensation expense. The ESPP plan period was semi-annual and allowed participants to purchase the Company’s common stock at 95% of the closing price of the stock on the last day of the plan period. A total of 0.4 million shares were authorized for issuance under the 2008 ESPP.

In March 2012, the Company’s stockholders approved the Hologic, Inc. 2012 Employee Stock Purchase Plan (“2012 ESPP”), which provides for the granting of up to 2.5 million shares of the Company’s common stock to eligible employees, and resulted in the termination of the 2008 ESPP. The 2012 ESPP plan period is semi-annual and allows participants to purchase the Company’s common stock at 85% of the lower of (i) the market value per share of the common stock on the first day of the offering period or (ii) the market value per share of the common stock on the purchase date. The first plan period began on July 1, 2012 and no shares have been issued out of the 2012 ESPP as of September 29, 2012. Stock-based compensation expense in fiscal 2012 was $0.4 million.

The Company uses the Black-Scholes model to estimate the fair value of shares to be issued as of the grant date using the following weighted average assumptions:

September 29, 2012
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	0.5
Expected volatility	35%
Dividend yield	—

Note 5.	Stock-based Compensation

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the ESPP, as well as the resulting average fair values:

	Years Ended December 31,
	2011	2010	2009
Stock options
Risk-free interest rate	1.6%	2.0%	2.0%
Volatility	31.1%	32.0%	35.0%
Dividend yield	—	—	—
Expected term (years)	4.3	4.4	4.3
Resulting average fair value	$17.95	$12.85	$12.64
Performance stock awards (1)
Risk-free interest rate	1.3%	—	—
Volatility	33.4%	—	—
Dividend yield	—	—	—
Expected term (years)	2.9	—	—
Resulting average fair value	$82.58	$—	$—
ESPP
Risk-free interest rate	0.1%	0.2%	0.8%
Volatility	28.2%	24.0%	43.0%
Dividend yield	—	—	—
Expected term (years)	0.5	0.5	0.5
Resulting average fair value	$14.83	$9.64	$11.66

(1)	These assumptions apply to the Company’s market condition stock awards granted in February 2011. Performance condition stock awards granted in February 2010 were valued at $42.66 per share based on the closing fair market value of the Company’s common stock on the date of grant.

The risk-free interest rate assumption is based upon observed interest rates appropriate for the terms of the Company’s employee stock options and shares purchasable under the ESPP. The Company uses a blend of historical and implied volatility for the expected volatility assumption. The selection of a blend of historical and implied volatility data to estimate expected volatility was based upon the availability of actively traded options on the Company’s stock and the Company’s assessment that this method of estimating volatility is more representative of future stock price trends than using either historical or implied data individually. The Company has not historically made dividend payments, but is required to assume a dividend yield as an input to the Black-Scholes-Merton model. The dividend yield is based on the Company’s expectation that no dividends will be paid in the foreseeable future. The expected term of employee stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company uses a midpoint scenario method, which assumes that all vested, outstanding options are settled halfway between the date of measurement and their expiration date. The calculation also leverages the history of actual exercises and post-vesting cancellations. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary. The Company assesses the probability of achievement of the performance conditions under performance stock awards on a quarterly basis.

The Company’s unrecognized stock-based compensation expense, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was approximately as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of December 31, 2011
Options	2.5	$25,476
Employee stock purchase plan	0.2	112
Performance stock awards	2.0	3,840
Restricted stock	1.7	2,393
Deferred issuance restricted stock	1.4	302

Total		$32,123

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income (in thousands):

	Years Ended December 31,
	2011	2010	2009
Cost of product sales	$3,170	$3,625	$3,033
Research and development	7,173	6,911	7,071
Marketing and sales	2,443	2,880	3,391
General and administrative	11,955	10,659	9,925

Total	$24,741	$24,075	$23,420

Profit Sharing 401(k) Plan	12 Months Ended
Sep. 29, 2012
Profit Sharing 401(k) Plan
10.	Profit Sharing 401(k) Plan

The Company has a qualified profit sharing plan covering substantially all of its employees. Contributions to the plan are at the discretion of the Company’s Board of Directors. The Company made contributions of $9.4 million, $6.4 million and $5.9 million for fiscal 2012, 2011 and 2010, respectively.

Nonqualified Deferred Compensation Plan	12 Months Ended
Sep. 29, 2012
Nonqualified Deferred Compensation Plan
11.	Nonqualified Deferred Compensation Plan

Effective March 15, 2006, the Company adopted its DCP to provide non-qualified retirement benefits to a select group of executive officers, senior management and highly compensated employees of the Company. Eligible employees may elect to contribute up to 75% of their annual base salary and 100% of their annual bonus to the DCP and such employee contributions are 100% vested. In addition, the Company may elect to make annual discretionary contributions on behalf of participants in the DCP. Each Company contribution is subject to a three-year vesting schedule, such that each contribution vests one third annually. Employee contributions are recorded within accrued expenses.

Upon enrollment into the DCP, employees make investment elections for both their voluntary contributions and discretionary contributions, if any, made by the Company. Earnings and losses on contributions based on these investment elections are recorded as a component of compensation expense in the period earned.

Annually the Compensation Committee of the Board of Directors has approved a discretionary cash contribution to the DCP for each year. Discretionary contributions by the Company to the DCP are held in a Rabbi Trust. The Company is recording compensation expense for the DCP discretionary contributions ratably over the three-year vesting period of each annual contribution, and totaled $2.6 million, $2.7 million and $2.1 million in fiscal 2012, 2011 and 2010, respectively. The full amount of the discretionary contribution, net of forfeitures, along with employee deferrals and the deferred compensation liability assumed from the Gen-Probe acquisition is recorded within accrued expenses and totaled $32.1 million and $17.2 million at September 29, 2012 and September 24, 2011, respectively.

The Company has purchased Company-owned group life insurance contracts, in which both voluntary and discretionary Company DCP contributions are invested, to fund payment of the Company’s obligation to the DCP participants. The total amount invested at September 29, 2012 and September 24, 2011 was $26.0 million and $22.7 million. The values of these life insurance contracts are recorded in other long-term assets. Changes in the cash surrender value of life insurance contracts, which were not significant in fiscal 2012, 2011 and 2010, are recorded within other income (expense), net in the Consolidated Statements of Operations. In addition, the Gen-Probe deferred compensation plan investments of $7.0 million are in mutual funds, which are classified as trading and the gains and losses in these investments are recorded in interest income.

Commitments and Contingencies	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Commitments and Contingencies
12.	Commitments and Contingencies

Contingent Earn-Out Payments

In connection with its acquisitions, the Company has incurred the obligation to make contingent earn-out payments tied to performance criteria, principally revenue growth of the acquired businesses over a specified period. In certain circumstances, such as a change of control, a portion of these obligations may be accelerated. In addition, contractual provisions relating to these contingent earn-out obligations may include covenants to operate the acquired businesses in a manner that may not otherwise be most advantageous to the Company.

These contingent consideration arrangements are recorded as either additional purchase price or compensation expense if continuing employment is required to receive such payments. Pursuant to ASC 805, contingent consideration that is deemed to be part of the purchase price is recorded as a liability based on the estimated fair value of the consideration the Company expects to pay to the former shareholders of the acquired business as of the acquisition date. This liability is re-measured each reporting period with the changes in fair value recorded through a separate line item within the Company’s Consolidated Statements of Operations. Increases or decreases in the fair value of contingent consideration liabilities can result from accretion of the liability for the passage of time, changes in discount rates, and changes in the timing, probabilities and amount of revenue estimates. Contingent consideration arrangements from acquisitions completed prior to the adoption of ASC 805 (effective in fiscal 2010 for the Company) that are deemed to be part of the purchase price of the acquisition are not subject to the fair value measurement requirements of ASC 805 and are recorded as additional purchase price to goodwill.

In connection with the acquisition of Adiana, Inc., the Company has an obligation to the former Adiana shareholders to make contingent payments tied to the achievement of milestones. The milestone payments include potential contingent payments of up to $155.0 million based on worldwide sales of the Adiana Permanent Contraception System in the first year following FDA approval and on annual incremental sales growth thereafter through December 31, 2012. FDA approval of the Adiana system occurred on July 6, 2009, and the Company began accruing contingent consideration in the fourth quarter of fiscal 2009 based on the defined percentage of worldwide sales of the product. Since this contingent consideration obligation arose from an acquisition prior to the adoption of ASC 805, the amounts accrued are recorded as additional purchase price to goodwill. The purchase agreement includes an indemnification provision that provides for the reimbursement of qualifying legal expenses and liabilities associated with legal claims against the Adiana products and intellectual property, and the Company has the right to offset contingent consideration payments to the Adiana shareholders with these qualifying legal costs. The Company made payments of $8.8 million and $19.7 million in fiscal 2012 and 2011, respectively, to the former Adiana shareholders, net of amounts withheld for the legal indemnification provision. The Company had been in litigation with Conceptus regarding certain intellectual property matters related to the Adiana system, and to the extent available, the Company has been recording legal fees related to the Conceptus litigation matter as a reduction to the accrued contingent consideration payments. On October 17, 2011, the jury returned a verdict in the Conceptus litigation matter (see below) in favor of Conceptus awarding damages in the amount of $18.8 million. On April 29, 2012, the Company entered into a license and settlement agreement with Conceptus in which Conceptus agreed to forgo the $18.8 million jury award in consideration of the Company agreeing to a permanent injunction against the manufacture, sale and distribution of the Adiana product. No contingent consideration was earned and recorded in fiscal 2012, and as of the end of the second quarter of fiscal 2012 the Company decided to discontinue the manufacture, marketing and sales of the Adiana system. At September 29, 2012, the Company has accrued $16.8 million for the payment of contingent consideration to the former Adiana shareholders, which is net of amounts withheld for qualifying legal costs.

The Company also has contingent consideration obligations related to its Sentinelle Medical, Interlace, TCT and Healthcome acquisitions. Pursuant to ASC 805, contingent consideration pertaining to Sentinelle Medical and Interlace is required to be recorded as a liability at fair value and totaled $3.4 million and $83.0 million, respectively, at September 29, 2012. Contingent consideration pertaining to TCT and Healthcome is contingent upon future employment and is being recorded as compensation expense as it is earned. As of September 29, 2012, the Company had accrued $39.1 million and $5.0 million, respectively, for these obligations. For additional information pertaining to the Sentinelle Medical, Interlace, TCT and Healthcome acquisitions, contingent consideration terms and the assumptions used to fair value contingent consideration, refer to Note 3.

A summary of amounts recorded to the Consolidated Statement of Operations is as follows:

Statement of Operations Line Item – Fiscal 2012	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	—	$75,459	$5,572	$81,031
Contingent consideration—fair value adjustments	(3,364)	41,830	—	—	38,466

	$(3,364)	$41,830	$75,459	$5,572	$119,497

Statement of Operations Line Item – Fiscal 2011	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	$2,102	$17,581	$319	$20,002
Contingent consideration—fair value adjustments	(14,328)	6,312	—	—	(8,016)

	$(14,328)	$8,414	$17,581	$319	$11,986

Finance Lease Obligations

The Company has two non-cancelable lease agreements for buildings that are primarily used for manufacturing. The Company was responsible for a significant portion of the construction costs, and in accordance with ASC 840, Leases, Subsection 40-15-5, the Company was deemed to be the owner of the respective buildings during the construction period. The Company has recorded the fair market value of the buildings and land aggregating $28.3 million within property and equipment on its Consolidated Balance Sheets. At September 29, 2012, the Company has recorded $2.8 million in accrued expenses and $33.2 million in other long-term liabilities related to these obligations. The term of the leases is for a period of approximately ten and 12 years, respectively, with the option to extend for two consecutive 5-year terms. At the completion of the construction period, the Company reviewed the lease for potential sale-leaseback treatment in accordance with ASC 840, Subsection 40, Sale-Leaseback Transactions. Based on its analysis, the Company determined that the lease did not qualify for sale-leaseback treatment. Therefore, the building, leasehold improvements and associated liabilities remain on the Company’s financial statements throughout the lease term, and the building and leasehold improvements are being depreciated on a straight line basis over their estimated useful lives of 35 years.

Future minimum lease payments, including principal and interest, under these leases were as follows at September 29, 2012:

Fiscal 2013	$2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225

Total minimum payments	17,867
Less-amount representing interest	(4,956)

Total	$12,911

Non-cancelable Purchase and Royalty Commitments

The Company has certain non-cancelable purchase obligations primarily related to inventory purchases and Diagnostics instruments, primarily the TIGRIS and PANTHER systems, and to a lesser extent other operating expense commitments. These obligations are not recorded in the Consolidated Balance Sheet. For reasons of quality assurance, sole source availability or cost effectiveness, certain key components and raw materials and instruments are available only from a sole supplier and the Company has certain long-term supply contracts to assure continuity of supply. At September 29, 2012, purchase commitments aggregated approximately $74.7 million through fiscal 2017 of which $63.7 million relates to fiscal 2013.

In addition, as part of its R&D efforts assumed from the Gen-Probe acquisition, the Company has various license agreements with unrelated parties that provide the Company with rights to develop and market products using certain technology and patent rights. Terms of the various license agreements require the Company to pay royalties ranging from 1% up to 35% of future sales on products using the specified technology. Such agreements generally provide for a term that commences upon execution and continues until expiration of the last patent covering the licensed technology. Under certain of these agreements, the Company is required to pay minimum annual royalty payments. At September 29, 2012, minimum royalty commitments aggregated approximately $14.1 million, of which $2.0 million relates to fiscal 2013.

Concentration of Suppliers

The Company purchases certain components of its products from a single or small number of suppliers. A change in or loss of these suppliers could cause a delay in filling customer orders and a possible loss of sales, which could adversely affect results of operations; however, management believes that suitable replacement suppliers could be obtained in such an event.

Operating Leases

The Company conducts its operations in leased facilities under operating lease agreements that expire through fiscal 2035. Substantially all of the Company’s lease agreements require the Company to maintain the facilities during the term of the lease and to pay all taxes, insurance, utilities and other costs associated with those facilities. The Company makes customary representations and warranties and agrees to certain financial covenants and indemnities. In the event the Company defaults on a lease, typically the landlord may terminate the lease, accelerate payments and collect liquidated damages. As of September 29, 2012, the Company was not in default of any covenants contained in its lease agreements. Certain of the Company’s lease agreements provide for renewal options. Such renewal options are at rates similar to the current rates under the agreements.

Future minimum lease payments under all of the Company’s operating leases at September 29, 2012 are as follows:

Fiscal 2013	$21,415
Fiscal 2014	18,228
Fiscal 2015	13,231
Fiscal 2016	11,425
Fiscal 2017	10,049
Thereafter	42,871

Total	$117,219

Rent expense, net of sublease income, was $18.3 million, $19.3 million, and $17.8 million for fiscal 2012, 2011 and 2010, respectively.

The Company subleases a portion of a building it owns and some of its facilities and has received aggregate rental income of $3.2 million, $3.5 million and $3.5 million in fiscal 2012, 2011 and 2010, respectively, which has been recorded as an offset to rent expense. The future minimum annual rental income payments under these sublease agreements at September 29, 2012 are as follows:

Fiscal 2013	$1,574
Fiscal 2014	1,550
Fiscal 2015	912

Total	$4,036

Workforce Subject to Collective Bargaining Agreements

Approximately 191 of Hitec Imaging’s German employees are represented by a Worker’s Council and are subject to collective bargaining agreements. None of the Company’s other employees are subject to a collective bargaining agreement.

Note 8.	Contingencies

Litigation

The Company is a party to the following litigation and may also be involved in other litigation arising in the ordinary course of business from time to time. The Company intends to vigorously defend its interests in these matters. The Company expects that the resolution of these matters will not have a material adverse effect on its business, financial condition or results of operations. However, due to the uncertainties inherent in litigation, no assurance can be given as to the outcome of these proceedings.

Becton, Dickinson and Company

In October 2009, the Company filed a patent infringement action against Becton, Dickinson and Company (“BD”) in the U.S. District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhoeae (CT/GC) DNA assays used with the Viper XTR testing system infringe two of the Company’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, the Company filed a second complaint for patent infringement against BD in the U.S. District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. There can be no assurances as to the final outcome of this litigation.

Enzo Life Sciences, Inc.

In January 2012, Enzo Life Sciences, Inc. (“Enzo”) filed a patent infringement action against the Company in the United States District Court for the District of Delaware. The complaint alleges that the Company’s manufacture and sale of certain molecular diagnostic assays, including the APTIMA Combo 2 and APTIMA HPV assays, that incorporate the Company’s patented hybridization protection assay technology infringe Enzo’s U.S. patent number 6,992,180. The complaint seeks monetary damages and injunctive relief. The Company intends to vigorously defend the lawsuit. There can be no assurances as to the final outcome of this litigation. The Company has not recorded an accrual as of June 30, 2012 for a contingent liability associated with this legal proceeding based on the Company’s belief that any liability is neither probable nor reasonably possible. In addition, any possible loss or range of loss cannot be reasonably estimated at this time.

Litigation Related to the Proposed Merger with Hologic, Inc.

In the days following the announcement that we had entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Hologic, Inc. (“Hologic”) and Gold Acquisition Corp., a wholly owned subsidiary of Hologic (“Merger Sub”), several purported stockholders of the Company filed lawsuits in connection with the proposed merger. Teamsters Local Union No. 727 Pension Fund v. Gen-Probe Inc., et al., Case No. 37-2012-00096793-CU-BT-CTL (the “California Action”), was filed in the Superior Court of the State of California, San Diego County, against the Company, its directors, and Hologic. Timothy Coyne v. Gen-Probe Inc., et al., Case No. 7495 and Douglas R. Klein v. John W. Brown, et al., Case No. 7528 (the “Delaware Actions”), were filed in the Court of Chancery in the State of Delaware (the “Delaware Court of Chancery”) against the Company, its directors, Hologic, and Merger Sub. Each action was brought as a putative class action and alleges that the Company’s directors breached certain alleged fiduciary duties to the Company’s stockholders by approving the merger agreement and that the Company, Hologic and/or Merger Sub aided and abetted those breaches. The complaints request an injunction of the merger. The Delaware Actions also seek damages in the event the merger is completed. On May 17, 2012, the Delaware Court of Chancery consolidated the Delaware Actions, certified a class of the Company’s stockholders pursuant to a stipulation of the parties and scheduled a hearing on the plaintiffs’ anticipated motion for a preliminary injunction to enjoin the merger for July 27, 2012. On May 21, 2012 and May 22, 2012, respectively, the defendants filed a motion to stay and a demurrer to the California Action. A hearing on those motions was scheduled for November 2, 2012. The Company and the other defendants deny all liability with respect to the facts and claims alleged in the Delaware Actions and the California Action.

On July 18, 2012, the Company entered into a memorandum of understanding (the “MOU”), with the plaintiffs regarding the settlement of the Delaware Actions. The proposed settlement is conditioned upon, among other things, the execution of an appropriate stipulation of settlement, consummation of the merger, and final approval of the proposed settlement by the Delaware Court of Chancery. If the settlement is finally approved by the Delaware Court of Chancery, it will resolve and release all claims in all actions that were or could have been brought challenging any aspect of the proposed merger, the Merger Agreement, and any disclosure made in connection therewith, other than claims for appraisal under Section 262 of the Delaware General Corporation Law. In addition, in connection with the settlement, the parties contemplate that the plaintiffs’ counsel will file a petition in the Delaware Court of Chancery for an award of attorneys’ fees and expenses to be paid by the Company. The Company will pay or cause to be paid any attorneys’ fees and expenses awarded by the Delaware Court of Chancery. The settlement will not affect the merger consideration per share of $82.75 in cash, without interest and less any applicable withholding taxes, that is to be paid subject to the terms and conditions of the Merger Agreement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the Delaware Court of Chancery will approve the settlement even if the parties were to enter into such stipulation. In such event, the proposed settlement as contemplated by the MOU may be terminated.

Note 14.	Commitments and Contingencies

Lease Commitments

The Company leases certain facilities under operating leases that expire at various dates through August 2035. Facility leases generally provide for periodic rent increases, and may contain escalation clauses, rent abatement periods, and renewal options.

As discussed in Note 3, the Company is consolidating its UK locations. As a result, in August 2010, the Company leased additional space at its Manchester, UK site which is being used for manufacturing and laboratory purposes. The new term of the lease runs through August 2035, and provides for an initial 18-month rent abatement period. The Company has the option to terminate the lease after the 15th and 20th year of the lease.

Future minimum payments under operating leases as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$3,210
2013	2,898
2014	2,549
2015	1,589
2016	1,224
Thereafter	19,160

Total	$30,630

Rent expense was $2.9 million, $2.0 million, and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Purchase and Royalty Commitments

The Company has purchase agreements that expire on various dates through 2016, under which it is obligated to purchase instruments and raw materials used in manufacturing from key vendors. In connection with its R&D efforts, the Company has various license agreements with unrelated parties that provide the Company with rights to develop and market products using certain technology and patent rights maintained by the third parties. Terms of the various license agreements require the Company to pay royalties ranging from 1% up to 35% of future sales on products using the specified technology. Such agreements generally provide for a term that commences upon execution and continues until expiration of the last patent covering the licensed technology. Under various license agreements the Company may be required to pay minimum annual royalty payments. During 2011, 2010 and 2009, the Company recorded $9.6 million, $9.7 million, and $9.2 million, respectively, in royalty costs related to its various license agreements, which amounts are included in “Cost of product sales” on the Company’s consolidated statements of income.

Future minimum payments under purchase and royalty commitments as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979

Total (1)	$79,649

(1)	Includes $12.8 million of instrument purchase commitments from third parties.

Contingent Consideration

In connection with its acquisition of Prodesse, the Company was originally obligated to make certain contingent payments to former Prodesse securityholders of up to $25.0 million based on multiple performance measures, including commercial and regulatory milestones. The Company initially recorded $18.0 million as of the date of acquisition as the fair value of this potential contingent consideration liability. In July 2010, the Company received FDA clearance of its ProFAST+ assay, thereby satisfying one of the acquisition-related milestones and triggering a $10.0 million payment to former Prodesse securityholders. No other milestones were satisfied and there is no contingent consideration liability remaining as of December 31, 2011.

Litigation

The Company is a party to the following litigation and may also be involved in other litigation arising in the ordinary course of business from time to time. The Company intends to vigorously defend its interests in these matters. The Company expects that the resolution of these matters will not have a material adverse effect on its business, financial condition or results of operations. However, due to the uncertainties inherent in litigation, no assurance can be given as to the outcome of these proceedings.

Becton, Dickinson and Company

In October 2009, the Company filed a patent infringement action against Becton, Dickinson and Company (“BD”) in the U.S. District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhoeae (CT/GC) DNA assays used with the Viper XTR testing system infringe two of the Company’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, the Company filed a second complaint for patent infringement against BD in the U.S. District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. There can be no assurances as to the final outcome of this litigation.

Enzo Life Sciences, Inc.

In January 2012, the Company was sued by Enzo Life Sciences, Inc. (“Enzo”) in the United States District Court for the District of Delaware. Enzo alleges that the Company has infringed United States patent number 6,992,180 through the manufacture and sale of molecular diagnostic assays that incorporate the Company’s patented hybridization protection assay technology. The products alleged to infringe include the Company’s APTIMA Combo 2 assay and APTIMA HPV assay. The Company intends to vigorously defend the lawsuit. There can be no assurances as to the final outcome of this litigation.

Litigation and Other Matters	12 Months Ended
Sep. 29, 2012
Litigation and Other Matters
13.	Litigation and Other Matters

On May 22, 2009, Conceptus, Inc. filed suit in the United States District Court for the Northern District of California seeking a declaration by the Court that the Company’s planned importation, use, sale or offer to sell of our forthcoming Adiana Permanent Contraception System would infringe five Conceptus patents. On July 9, 2009, Conceptus filed an amended complaint alleging infringement of the same five patents by the Adiana system. The complaint sought preliminary and permanent injunctive relief and unspecified monetary damages. In addition to the amended complaint, Conceptus also filed a motion for preliminary injunction seeking to preliminarily enjoin sales of the Adiana System based on alleged infringement of certain claims of three of the five patents which was subsequently denied by the Court. A trial was held from October 3, 2011 through October 14, 2011 related to the asserted claims. On October 17, 2011, the jury returned a verdict in favor of Conceptus and awarded damages to Conceptus in the amount of $18.8 million. On April 29, 2012, the Company entered into a license and settlement agreement with Conceptus in which Conceptus agreed to forgo the $18.8 million jury award in consideration of the Company agreeing to a permanent injunction against the manufacture, sale and distribution of the Adiana product. The Company also granted Conceptus a royalty bearing license to its intellectual property related to the Adiana product.

On June 9, 2010, Smith & Nephew, Inc. filed suit against Interlace, which the Company acquired on January 6, 2011, in the United States District Court for the District of Massachusetts. In the complaint, it is alleged that the Interlace MyoSure hysteroscopic tissue removal device infringes U.S. patent 7,226,459. The complaint seeks permanent injunctive relief and unspecified damages. A Markman hearing on claim construction was held on November 9, 2010, and a ruling was issued on April 21, 2011. On November 22, 2011, Smith & Nephew, Inc. filed suit against the Company in the United States District Court for the District of Massachusetts. In the complaint, it is alleged that use of the MyoSure hysteroscopic tissue removal system infringes U.S. patent 8,061,359. The complaint seeks preliminary and permanent injunctive relief and unspecified damages. On January 17, 2012, at a hearing on Smith & Nephew’s motion for preliminary injunction with respect to the suit filed on November 22, 2011, the judge did not issue an injunction, consolidated the two matters for a single trial and scheduled a trial on the merits for both claims for June 25, 2012. A case management conference held on February 14, 2012 resulted in the trial being rescheduled to begin on August 20, 2012. On March 15, 2012, the Court heard summary judgment arguments related to the ‘459 patent and claim construction arguments related to the ‘359 patent. On June 5, 2012, the Court denied Smith & Nephew’s request for summary judgment of infringement, denied Smith & Nephew’s request for preliminary injunction, and denied the Company’s requests for summary judgment of non-infringement and invalidity. On September 4, 2012, following a two week trial, the jury returned a verdict of infringement of both the ‘459 and ‘359 patents and assessed damages of $4.0 million. The court has not yet entered judgment adopting the jury’s finding. Based in part on the fact the United States Patent and Trademark Office (“USPTO) has taken up a re-examination of both the ‘359 and ‘459 patents rejecting all previously issued claims, including all claims asserted against the MyoSure product, the Company has filed post trial motions seeking to reverse the jury’s rulings. A bench trial regarding the Company’s assertion of inequitable conduct on the part of Smith & Nephew with regard to the ‘359 originally scheduled for October 29, 2012 was postponed. A new date has not yet been set. The Court has indicated that until ruling on the inequitable conduct issue, it will not consider either party’s post trial motions. At this time, based on available information regarding this litigation, the Company does not believe a loss is probable and is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses, beyond the pending jury verdict. The purchase and sale agreement associated with the acquisition of Interlace includes an indemnification provision that provides for the reimbursement of a portion of legal expenses in defense of the Interlace intellectual property. The Company has the right to collect certain amounts set aside in escrow and, as applicable, offset contingent consideration payments of qualifying legal costs. The Company is recording legal fees incurred for this suit pursuant to the indemnification provision net within accrued expenses.

On February 10, 2012, C.R. Bard (as acquirer of SenoRx, Inc. “SenoRx”) filed suit against the Company in the United States District Court for the District of Delaware. In the complaint, it is alleged that the Company’s MammoSite product infringes SenoRx’s U.S. Patents 8,079,946 and 8,075,469. The complaint seeks permanent injunctive relief and unspecified damages. On September 4, 2012 and October 16, 2012 the USPTO took up a re-examination of the ‘946 and ‘469 patents respectively. With respect to the ‘469 patent, all previously issued claims were rejected and for the ‘846 patent all but four claims were rejected. Based on the actions of the USPTO, the Company has filed a motion seeking to stay all litigation proceedings pending the outcome of the USPTO’s re-examination of both patents in suit. At this time, based on available information regarding this litigation, the Company is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses.

On March 6, 2012, Enzo Life Sciences, Inc. (“Enzo”) filed suit against the Company in the United States District Court for the District of Delaware. In the complaint, it is alleged that certain of the Company’s molecular diagnostics products, including without limitation products based on its proprietary Invader chemistry such as Cervista HPV high risk and Cervista HPV 16/18, infringe Enzo’s U.S. Patent 6,992,180. The complaint seeks permanent injunctive relief and unspecified damages. The Company was formally served with the complaint on July 3, 2012, but no hearing has been scheduled. In January 2012, Enzo filed suit against Gen-Probe in the United States District Court for the District of Delaware. In that complaint, it is alleged that certain of Gen-Probe’s diagnostics products, including products that incorporate Gen-Probe’s patented HPA technology such as the APTIMA Combo 2 and APTIMA HPV assays, infringe Enzo’s U.S. Patent 6,992,180. The complaint seeks permanent injunctive relief and unspecified damages. At this time, based on available information regarding this litigation, the Company is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses.

In October 2009, Gen-Probe filed a patent infringement action against Becton Dickinson (“BD”) in the United States District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of Gen-Probe’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhea (CT/GC) DNA assays used with the Viper XTR testing system infringe two of Gen-Probe’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, Gen-Probe filed a second complaint for patent infringement against BD in the United States District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of Gen-Probe’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. On September 28, 2012, the Court issued rulings on each party’s motions for summary judgment. As part of those rulings the Court found that BD’s accused products infringe nineteen claims of four of the asserted patents. The remaining issues, including BD’s invalidity contentions are scheduled to be heard in a jury trial beginning on December 4, 2012.

A number of lawsuits have been filed against the Company, Gen-Probe, and Gen-Probe’s board of directors. These include: (1) Teamsters Local Union No. 727 Pension Fund v. Gen-Probe Incorporated, et al. (Superior Court of the State of California for the County of San Diego); (2) Timothy Coyne v. Gen-Probe Incorporated, et al. (Delaware Court of Chancery); and (3) Douglas R. Klein v. John W. Brown, et al. (Delaware Chancery Court). The two Delaware actions have been consolidated into a single action titled: In re: Gen-Probe Shareholders Litigation. The suits were filed after the announcement of our acquisition of Gen-Probe on April 30, 2012 as putative stockholder class actions. Each of the actions assert similar claims alleging that Gen-Probe’s board of directors failed to adequately discharge its fiduciary duties to shareholders by failing to adequately value Gen-Probe’s shares and ensure that Gen-Probe’s shareholders received adequate consideration in our acquisition of Gen-Probe, that the acquisition was the product of a flawed sales process, and that the Company aided and abetted the alleged breach of fiduciary duty. The plaintiffs demand, among other things, a preliminary and permanent injunction enjoining our acquisition of Gen-Probe and rescinding the transaction or any part thereof that has been implemented. On May 24, 2012, the plaintiffs in the Delaware action filed an amended complaint, adding allegations that the disclosures in Gen-Probe’s preliminary proxy statement were inadequate. The defendants in the Delaware action answered the complaint on June 4, 2012. On July 18, 2012, the parties in the Delaware action entered into a memorandum of understanding regarding a proposed settlement of the litigation. The proposed settlement is conditioned upon, among other things, the execution of an appropriate stipulation of settlement, consummation of the merger, and final approval of the proposed settlement by the Delaware Court of Chancery. On July 9, 2012, the plaintiffs in the California action filed a motion for voluntary dismissal without prejudice. On July 12, 2012, the California Superior Court entered an order dismissing the California complaint without prejudice.

The Company is a party to various other legal proceedings and claims arising out of the ordinary course of its business. The Company believes that except for those described above there are no other proceedings or claims pending against it the ultimate resolution of which would have a material adverse effect on its financial condition or results of operations. In all cases, at each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under ASC 450, Contingencies. Legal costs are expensed as incurred.

Litigation-related Settlement Charge

On October 5, 2007, Ethicon Endo-Surgery, Inc. (“Ethicon”), a Johnson & Johnson operating company, filed a complaint against Hologic and its wholly-owned subsidiary Suros in the United States District Court for the Southern District of Ohio, Western Division. The complaint alleged that certain of the ATEC biopsy systems manufactured and sold by Suros infringed Ethicon patents, and sought to enjoin Hologic and Suros from conducting acts of unfair competition and infringing the patents as well as the recovery of unspecified damages and costs. On August 6, 2009, Ethicon filed a second complaint against the Company and its wholly-owned subsidiary Suros in the United States District Court for the District of Delaware. The complaint alleged that certain of the Eviva biopsy systems manufactured and sold by Suros infringed Ethicon patents and sought to enjoin Hologic and Suros from infringing the patents as well as recovery of damages and costs resulting from the alleged infringement. On February 17, 2010, the Company entered into a settlement agreement with Ethicon relating to the two lawsuits previously filed by Ethicon, and one previously filed by Hologic against Ethicon. As a result of the settlement agreement, all outstanding litigation between the parties was dismissed, without acknowledgement of liability by either party. While details of the agreement are confidential, under the terms of the settlement agreement, Ethicon agreed to pay Hologic ongoing royalties for sales of its Mammotome magnetic resonance imaging product. In addition, the Company agreed to pay Ethicon a one-time payment of $12.5 million, plus ongoing royalties for sales of its ATEC and EVIVA hand pieces. The Company recorded the $12.5 million charge in the second quarter of fiscal 2010.

In fiscal 2012 and 2011, the Company settled minor litigation cases resulting in charges of $0.5 million and $0.8 million respectively.

Novartis Collaboration Agreement	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Novartis Collaboration Agreement
14.	Novartis Collaboration Agreement

The Company, through its Gen-Probe acquisition, has a collaboration agreement with Novartis. In July 2009, Gen-Probe entered into an amended and restated collaboration agreement with Novartis, which sets forth the current terms of the parties’ blood screening collaboration. The term of the collaboration agreement runs through June 30, 2025, unless terminated earlier pursuant to its terms under certain specified conditions. Under the collaboration agreement, the Company manufactures blood screening products, while Novartis is responsible for marketing, sales and service of those products, which Novartis sells under its trademarks.

Under the amended agreement, the Company is entitled to recover 50% of its manufacturing costs incurred in connection with the collaboration and will receive a percentage of the blood screening assay revenue generated under the collaboration. The Company’s share of revenue from any assay that includes a test for HCV is as follows: 2012-2013, 47%; 2014, 48%; and 2015 through the remainder of the term of the collaboration, 50%. The Company’s share of blood screening assay revenue, from any assay that does not test for HCV is 50%. Novartis is obligated to purchase all of the quantities of assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast.

Novartis has also agreed to provide certain funding to customize the Company’s PANTHER instrument for use in the blood screening market and to pay the Company a milestone payment upon the earlier of certain regulatory approvals or the first commercial sale of the PANTHER instrument for use in the blood screening field. The parties will share equally in any profit attributable to Novartis’ sale or lease of PANTHER instruments under the collaboration.

The Company recognizes product revenue, and collaborative research and license revenue, which is included within services and other revenues, under this collaboration agreement.

Note 15.	Collaborative and License Agreements

Novartis

In July 2009, the Company entered into an amended and restated collaboration agreement with Novartis, which sets forth the current terms of the parties’ blood screening collaboration. The term of the collaboration agreement runs through June 30, 2025, unless terminated earlier pursuant to its terms under certain specified conditions. Under the collaboration agreement, the Company manufactures blood screening products, while Novartis is responsible for marketing, sales and service of those products, which Novartis sells under its trademarks.

Starting in 2009, the Company was entitled to recover 50% of its manufacturing costs incurred in connection with the collaboration and will receive a percentage of the blood screening assay revenue generated under the collaboration. The Company’s share of revenue from any assay that includes a test for HCV is as follows: 2009, 44%; 2010-2011, 46%; 2012-2013, 47%; 2014, 48%; and 2015 through the remainder of the term of the collaboration, 50%. The Company’s share of blood screening assay revenue, from any assay that does not test for HCV, remains at 50%. Novartis has also reduced the amount of time between product sales and payment of the Company’s share of blood screening assay revenue from 45 days to 30 days. Novartis is obligated to purchase all of the quantities of assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast.

Novartis has also agreed to provide certain funding to customize the Company’s PANTHER instrument for use in the blood screening market and to pay the Company a milestone payment upon the earlier of certain regulatory approvals or the first commercial sale of the PANTHER instrument for use in the blood screening field. The parties will share equally in any profit attributable to Novartis’ sale or lease of PANTHER instruments under the collaboration.

During the years ended December 31, 2011, 2010 and 2009, the Company recognized revenues under this collaboration agreement in the following categories (in thousands):

	Years Ended December 31,
	2011	2010	2009
Product sales	$199,411	$203,140	$197,537
Collaborative research revenue	7,362	13,921	6,711
Royalty and license revenue	2,550	2,396	4,202

Total revenue from Novartis	$209,323	$219,457	$208,450

The Company also had $2.1 million in deferred license revenues under this collaboration agreement as of December 31, 2011.

Pacific Biosciences

In June 2010, the Company entered into a collaboration agreement with Pacific Biosciences regarding the research and development of instruments integrating the Company’s sample preparation technologies and Pacific Biosciences’ single-molecule DNA sequencing technologies for use in clinical diagnostics. Subject to customary termination rights, the initial term of the collaboration will end on the earlier of December 15, 2012 or six months after Pacific Biosciences demonstrates the proof of concept of its “V2” single-molecule DNA sequencing system. Each company is responsible for its own costs under the collaboration. The Company incurred $1.6 million and $0.4 million of expenses for the years ended December 31, 2011 and 2010, respectively, in connection with this collaboration agreement.

Business Segments and Geographic Information	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Business Segments and Geographic Information
15.	Business Segments and Geographic Information

The Company reports segment information in accordance with ASC 280, Segment Reporting. Operating segments are identified as components of an enterprise about which separate, discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer, and the Company’s reportable segments have been identified based on the types of products manufactured and the end markets to which the product are sold. Each reportable segment generates revenue from either the sale of medical equipment and related services and/or sale of disposable supplies, primarily used for diagnostic testing and surgical procedures. The Company has four reportable segments: Breast Health, Diagnostics, GYN Surgical and Skeletal Health. Certain reportable segments represent an aggregation of operating units within each segment. The Company measures and evaluates its reportable segments based on segment revenues and operating income (loss) adjusted to exclude the effect of non-cash charges, such as intangible asset amortization expense, contingent consideration charges, restructuring and divestiture charges, and other one-time or unusual items, and related tax effects.

Identifiable assets for the four principal operating segments consist of inventories, intangible assets including goodwill, and property and equipment. The Company fully allocates depreciation expense to its four reportable segments. The Company presents all other identifiable assets as corporate assets. There were no intersegment revenues. Segment information for fiscal 2012, 2011 and 2010 is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Total revenues:
Breast Health	$875,771	$825,551	$755,542
Diagnostics	718,064	571,263	552,501
GYN Surgical	313,089	300,538	283,142
Skeletal Health	95,728	91,997	88,367

	$2,002,652	$1,789,349	$1,679,552

Operating income (loss):
Breast Health	$186,106	$187,970	$(93,623)
Diagnostics	(32,787)	170,693	100,469
GYN Surgical	(51,892)	3,623	53,071
Skeletal Health	12,290	12,159	10,020

	$113,717	$374,445	$69,937

Depreciation and amortization:
Breast Health	$42,924	$45,165	$52,660
Diagnostics	197,274	165,065	169,616
GYN Surgical	103,781	92,587	70,724
Skeletal Health	1,772	1,919	1,768

	$345,751	$304,736	$294,768

Capital expenditures:
Breast Health	$9,821	$12,069	$10,392
Diagnostics	44,939	23,128	18,317
GYN Surgical	12,233	11,467	9,575
Skeletal Health	171	2,198	3,637
Corporate	11,609	6,801	4,737

	$78,773	$55,663	$46,658

Identifiable assets:
Breast Health	$956,134	$985,196	$988,041
Diagnostics	6,170,553	1,770,107	1,802,148
GYN Surgical	1,944,386	2,049,682	1,834,773
Skeletal Health	32,778	31,864	30,293
Corporate	1,373,257	1,171,931	970,579

	$10,477,108	$6,008,780	$5,625,834

As a result of the Company’s long-lived assets impairment test and goodwill impairment test related to MammoSite, a reporting unit in Breast Health, performed as of June 27, 2010, the Company recorded intangible asset impairment charges of $143.5 million to write down intangible assets to fair value and $76.7 million to reduce the reporting unit’s goodwill. These charges are reflected in Breast Health’s operating loss for fiscal 2010. In fiscal 2012, the Company recorded a goodwill impairment charge of $5.8 million related to its MammoSite reporting unit.

Products sold by the Company internationally are manufactured at domestic and international locations. Transfers between the Company and its subsidiaries are generally recorded at amounts similar to the prices paid by unaffiliated foreign dealers. All intercompany profit is eliminated in consolidation.

The Company operates in the following major geographic areas as noted in the below chart. Revenue data is based upon customer location, and internationally totaled $510.5 million, $414.4 million and $344.5 million in fiscal 2012, 2011 and 2010, respectively. The Company’s sales in Europe are predominantly derived from Germany, the United Kingdom and the Netherlands. The Company’s sales in Asia-Pacific are predominantly derived from China, Australia and Japan. The “All others” designation includes Canada, Latin America and the Middle East.

Revenues by geography as a percentage of total revenues are as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
United States	75%	77%	79%
Europe	12%	14%	12%
Asia-Pacific	8%	6%	5%
All others	5%	3%	4%

	100%	100%	100%

The Company’s property and equipment, net are geographically located as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
United States	$405,141	$165,177	$183,383
Costa Rica	30,452	34,107	35,984
Europe	59,927	29,591	28,060
All other countries	12,478	9,791	4,271

	$507,998	$238,666	$251,698

Note 10.	Product Line and Significant Customer Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility.

Product sales by product line for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended June 30,
	2012		2011
	$	%	$	%
Clinical diagnostics	$185,572	62%	$175,764	65%
Blood screening	107,384	36%	89,887	33%
Research products and services	5,043	2%	5,382	2%

Total product sales	$297,999	100%	$271,033	100%

During the six month periods ended June 30, 2012 and 2011, 38% and 34%, respectively, of the Company’s total revenues were from Novartis. No other customer accounted for more than 10% of the Company’s revenues during each of the six month periods ended June 30, 2012 and 2011.

Note 16.	Significant Customers, Product Line and Geographic Information

The Company currently operates in one business segment, the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility.

Product sales by product line were as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Clinical diagnostics	$352,972	63%	$305,816	59%	$274,215	57%
Blood screening	199,411	35%	203,140	39%	197,537	41%
Research products and services	10,205	2%	13,753	3%	12,007	2%

Total product sales	$562,588	100%	$522,709	100%	$483,759	100%

During the years ended December 31, 2011, 2010 and 2009, 36%, 40%, and 42%, respectively, of total revenues were from Novartis. No other customer accounted for more than 10% of the Company’s revenues in 2011, 2010 or 2009. Trade accounts receivable related to Novartis represented 18% of total trade accounts receivable as of December 31, 2011 and 2010.

Total revenues and net long-lived assets by geographic region were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Total revenue
North America	$414,418	$395,824	$369,790
Rest of World	161,816	147,503	128,512

	$576,234	$543,327	$498,302

	Years Ended December 31,
	2011	2010
Net long-lived assets (1)
North America	$147,288	$138,806
Rest of World	28,793	22,057

	$176,081	$160,863

(1)	Net long-lived assets related to the Company’s property, plant and equipment.

Accrued Expenses and Other Long-Term Liabilities	12 Months Ended
Sep. 29, 2012
Accrued Expenses and Other Long-Term Liabilities
16.	Accrued Expenses and Other Long-Term Liabilities

Accrued expenses and other long-term liabilities consist of the following:

	September 29, 2012	September 24, 2011
Accrued Expenses
Compensation and employee benefits	$143,673	$97,747
Contingent consideration	143,881	100,255
Deferred payment to TCT	—	47,949
Income taxes and other taxes	12,424	33,070
Interest	18,422	9,802
Other	53,981	36,504

	$372,381	$325,327

	September 29, 2012	September 24, 2011
Other Long-Term Liabilities
Accrued lease obligation—long-term	$33,256	$32,846
Reserve for income tax uncertainties	38,518	11,202
Pension liabilities	9,397	7,714
Contingent consideration	3,322	48,872
Other	13,757	6,328

	$98,250	$106,962

Pension and Other Employee Benefits	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Pension and Other Employee Benefits
17.	Pension and Other Employee Benefits

The Company has certain defined benefit pension plans covering the employees of its Hitec Imaging German subsidiary (the “Pension Benefits”). As of September 29, 2012 and September 24, 2011, the Company’s pension liability is $9.7 million and $8.1 million, respectively, which is primarily recorded as a component of long-term liabilities in the Consolidated Balance Sheets. Under German law, there are no rules governing investment or statutory supervision of the pension plan. As such, there is no minimum funding requirement imposed on employers. Pension benefits are safeguarded by the Pension Guaranty Fund, a form of compulsory reinsurance that guarantees an employee will receive vested pension benefits in the event of insolvency.

The tables below provide a reconciliation of benefit obligations, plan assets, funded status, and related actuarial assumptions of the Company’s German Pension Benefits.

	Years ended
Change in Benefit Obligation	September 29, 2012	September 24, 2011	September 25, 2010
Benefit obligation at beginning of year	$(8,064)	$(9,093)	$(6,736)
Service cost	—	—	—
Interest cost	(391)	(389)	(401)
Plan participants’ contributions	—	—	—
Actuarial gain (loss)	(2,002)	1,092	(2,814)
Foreign exchange	383	(5)	541
Benefits paid	330	331	317

Benefit obligation at end of year	(9,744)	(8,064)	(9,093)
Plan assets	—	—	—

Funded status	$(9,744)	$(8,064)	$(9,093)

The tables below outline the components of the net periodic benefit cost and related actuarial assumptions of the Company’s German Pension Benefits plan.

	Years ended
Components of Net Periodic Benefit Cost	September 29, 2012	September 24, 2011	September 25, 2010
Service cost	$—	$—	$—
Interest cost	391	389	401
Expected return on plan assets	—	—	—
Amortization of prior service cost	—	—	—
Recognized net actuarial gain	(38)	—	(217)

Net periodic benefit cost	$353	$389	$184

Weighted-Average Net Periodic Benefit Cost Assumptions	2012	2011	2010
Discount rate	3.52%	5.20%	4.35%
Expected return on plan assets	0%	0%	0%
Rate of compensation increase	0%	0%	0%

The projected benefit obligation for the German Pension Benefits plans with projected benefit obligations in excess of plan assets was $9.7 million and $8.1 million at September 29, 2012 and September 24, 2011, respectively, and the accumulated benefit obligation for the German Pension Benefits plans was $9.7 million and $8.1 million at September 29, 2012 and September 24, 2011, respectively.

The Company is also obligated to pay long-term service award benefits. The projected benefit obligation for long-term service awards was $0.6 million at September 29, 2012 and September 24, 2011, respectively.

The table below reflects the total Pension Benefits expected to be paid each fiscal year as of September 29, 2012:

2013	$347
2014	367
2015	384
2016	399
2017	410
2018 to 2022	2,238

The Company also maintains additional contractual pension benefits for its top German executive officers in the form of a defined contribution plan. These contributions were insignificant in fiscal 2012, 2011 and 2010.

Note 17.	Employee Benefit Plans

401(k) Plan

Effective May 1, 1990, the Company established a 401(k) plan covering substantially all of the Company’s employees beginning the month after they are hired. Employees may contribute up to 70% of their compensation per year (subject to a maximum limit imposed by federal tax law). The Company is obligated to make matching contributions equal to a maximum of 50% of the first 6% of compensation contributed by the employee. The 401(k) contributions charged to operations related to the Company’s employees totaled $2.3 million, $2.1 million, and $2.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Compensation Plan

In May 2005, the Company’s Board of Directors approved the adoption of a Deferred Compensation Plan (the “Plan”), which became effective as of June 30, 2005. The Plan allows certain highly compensated management, key employees and directors of the Company to defer up to 80% of annual base salary, director fees and annual bonus compensation. Deferred amounts are credited with gains and losses based on the performance of deemed investment options selected by a committee appointed by the Board of Directors to administer the Plan. The Plan also allows for discretionary contributions to be made by the Company. Participants may receive distributions upon (i) a pre-set date or schedule that is elected during an appropriate election period, (ii) the occurrence of unforeseeable financial emergencies, (iii) termination of employment (including retirement), (iv) death, (v) disability, or (vi) a change in control of the Company, as defined in the Plan. Certain key participants must wait six months following termination of employment to receive distributions. The Plan is subject to Internal Revenue Code Section 409A.

Assets placed in trust by the Company to fund future obligations of the Plan resulting from employee compensation deferrals are subject to the claims of creditors in the event of insolvency or bankruptcy, and participants are general creditors of the Company as to their deferred compensation in the Plan.

The Company may terminate the Plan at any time with respect to participants providing services to the Company. Upon termination of the Plan, participants will be paid out in accordance with their prior distribution elections and otherwise in accordance with the Plan. Upon and for twelve (12) months following a change of control, the Company has the right to terminate the Plan and, notwithstanding any elections made by participants, to pay out all benefits in a lump sum, subject to the provisions of the Internal Revenue Code. As of December 31, 2011, the Company had approximately $6.1 million of accrued deferred compensation liabilities under the Plan. Of that amount, $0.7 million and $5.4 million have been classified as current and non-current liabilities, respectively, within “Accrued salaries and employee benefits” and “Other long-term liabilities” in the Company’s consolidated balance sheets.

Quarterly Statement of Operations Information	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Quarterly Statement of Operations Information
18.	Quarterly Statement of Operations Information (Unaudited)

The following table presents a summary of quarterly results of operations for fiscal 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(2)
Total revenue	$472,711	$471,165	$470,228	$588,548
Gross profit	249,370	226,110	244,640	274,317
Net income (loss) (1)	20,812	(40,273)	23,594	(77,767)
Diluted net income (loss) per common share	$0.08	$(0.15)	$0.09	$(0.29)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$432,571	$438,651	$451,082	$467,045
Gross profit	224,734	220,687	234,561	243,199
Net income (3)	10,940	82,445	36,196	27,569
Diluted net income per common share	$0.04	$0.31	$0.14	$0.10

(1)	Net loss in the second quarter of fiscal 2012 includes a charge for the discontinuance of the Adiana product line of $18.3 million and the loss on debt extinguishment of $42.3 million. See Note 5 for further discussion. Net loss in the fourth quarter of fiscal 2012 includes additional amortization expense from the Gen-Probe acquisition of $29.7 million, direct acquisition transaction costs of $30.7 million, and restructuring charges of $16.7 million, a goodwill impairment charge of $5.8 million and an in-process research and development charge of $4.5 million.
(2)	The fourth quarter was a 14-week quarter compared to all other quarters which were 13-week quarters.
(3)	Net income in the first quarter of fiscal 2011 includes a loss on debt extinguishment of $29.9 million and the second quarter of fiscal 2011 includes a gain on the sale of intellectual property of $84.5 million. See Notes 5 and 7 for further discussion.

Note 18.	Quarterly Information (Unaudited)

The following tables set forth the quarterly results of operations for each quarter within the two-year period ended December 31, 2011. The information for each of these quarters is unaudited and has been prepared on the same basis as the Company’s audited consolidated financial statements. In the opinion of management, all necessary adjustments, consisting only of normal recurring accruals, have been included to fairly present the unaudited quarterly results when read in conjunction with the Company’s audited consolidated financial statements and related notes. The results of operations for any quarter are not necessarily indicative of results for any future period.

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$138,112	$132,921	$136,393	$155,162
Total revenues	143,038	135,898	139,123	158,175
Cost of product sales (excluding acquisition-related intangible amortization)	41,943	39,431	40,529	51,742
Gross profit	96,169	93,490	95,864	103,420
Total operating expenses	108,386	106,086	106,766	128,746
Net income (loss)	23,277	22,344	(15,356)	19,859
Net income (loss) per share (1)
Basic	$0.49	$0.47	$(0.33)	$0.43
Diluted	$0.48	$0.45	$(0.33)	$0.42

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$130,569	$132,734	$128,313	$131,093
Total revenues	135,419	138,649	132,565	136,694
Cost of product sales (excluding acquisition-related intangible amortization)	42,661	44,311	42,146	40,104
Gross profit	87,908	88,423	86,167	90,989
Total operating expenses	104,018	104,456	97,162	99,846
Net income	24,193	28,110	27,396	27,238
Net income per share (1)
Basic	$0.49	$0.57	$0.57	$0.57
Diluted	$0.48	$0.57	$0.56	$0.56

(1)	Amounts shown may reflect rounding adjustments.

Supplemental Guarantor Condensed Consolidating Financials	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Supplemental Guarantor Condensed Consolidating Financials
19.	Supplemental Guarantor Condensed Consolidating Financials

The Company’s Senior Notes issued in August 2012 are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Parent/Issuer”) and certain of its domestic subsidiaries. The following represents the supplemental condensed financial information of Hologic, Inc. and its guarantor and non-guarantor subsidiaries as of September 29, 2012 and September 24, 2011 and for each of the three years ended September 29, 2012, September 24, 2011 and September 25, 2010.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$210,028	$269,416	$80,986	$—	$560,430
Restricted cash	—	—	5,696	—	5,696
Accounts receivable, net	101,538	192,349	115,522	(76)	409,333
Inventories	74,500	223,043	70,180	(532)	367,191
Deferred income tax assets	13,578	—	617	(2,480)	11,715
Prepaid income taxes	20,805	48,429	611	—	69,845
Prepaid expenses and other current assets	18,817	12,816	12,668	—	44,301
Intercompany receivables	—	2,094,017	55,761	(2,149,778)	—
Other current assets—assets held-for-sale	—	67,878	26,625	—	94,503

Total current assets	439,266	2,907,948	368,666	(2,152,866)	1,563,014

Property and equipment, net	26,928	379,702	101,368	—	507,998
Intangible assets, net	24,034	4,162,930	114,286	—	4,301,250
Goodwill	279,956	3,522,474	140,349	—	3,942,779
Other assets	112,339	49,036	2,406	(1,714)	162,067
Investments in subsidiaries	9,782,940	101,615	2,296	(9,886,851)	—

Total assets	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$29,847	$43,339	$14,037	$—	$87,223
Accrued expenses	238,387	86,566	50,052	(2,624)	372,381
Deferred revenue	92,234	10,307	27,147	—	129,688
Current portion of long-term debt	64,435	—	—	—	64,435
Intercompany payables	2,085,339	6,655	66,335	(2,158,329)	—
Other current liabilities—assets held-for-sale	—	5,520	2,102	—	7,622

Total current liabilities	2,510,242	152,387	159,673	(2,160,953)	661,349

Long-term debt, net of current portion	4,971,179	—	—	—	4,971,179
Deferred income tax liabilities	180,916	1,581,833	8,836	—	1,771,585
Deferred service obligations—long-term	7,536	1,160	7,601	(2,583)	13,714
Other long-term liabilities	34,559	30,587	34,504	(1,400)	98,250

Total liabilities	7,704,432	1,765,967	210,614	(2,164,936)	7,516,077
Total stockholders’ equity	2,961,031	9,357,738	518,757	(9,876,495)	2,961,031

Total liabilities and stockholders’ equity	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$644,697	$—	$67,635	$—	$712,332
Restricted cash	—	—	537	—	537
Accounts receivable, net	99,111	121,102	98,486	13	318,712
Inventories	78,512	99,867	52,165	—	230,544
Deferred income tax assets	12,856	26,313	438	—	39,607
Prepaid income taxes	9,525	—	573	—	10,098
Prepaid expenses and other current assets	16,800	4,519	9,751	—	31,070
Intercompany receivables	1,998	1,895,063	12,675	(1,909,736)	—

Total current assets	863,499	2,146,864	242,260	(1,909,723)	1,342,900

Property and equipment, net	27,519	137,400	73,747	—	238,666
Intangible assets, net	31,869	1,944,250	114,688	—	2,090,807
Goodwill	279,957	1,871,242	139,131	—	2,290,330
Other assets	37,600	7,067	1,410	—	46,077
Investments in subsidiaries	5,729,396	67,902	268	(5,797,566)	—

Total assets	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$31,901	$19,694	$11,872	$—	$63,467
Accrued expenses	230,320	35,491	59,516	—	325,327
Deferred revenue	92,205	12,047	16,404	—	120,656
Intercompany payables	1,888,253	—	24,218	(1,912,471)	—

Total current liabilities	2,242,679	67,232	112,010	(1,912,471)	509,450

Long-term debt, net of current portion	1,488,580	—	—	—	1,488,580
Deferred income tax liabilities	236,511	706,877	14,038	—	957,426
Deferred service obligations—long-term	6,000	354	3,113	—	9,467
Other long-term liabilities	59,175	17,664	30,123	—	106,962

Total liabilities	4,032,945	792,127	159,284	(1,912,471)	3,071,885
Total stockholders’ equity	2,936,895	5,382,598	412,220	(5,794,818)	2,936,895

Total liabilities and stockholders’ equity	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$420,960	$1,089,580	$431,689	$(284,501)	$1,657,728
Service and other revenues	307,097	63,313	32,555	(58,041)	344,924

	728,057	1,152,893	464,244	(342,542)	2,002,652

Costs and expenses:
Cost of product sales	211,665	396,747	292,928	(284,501)	616,839
Cost of product sales—amortization of intangible assets	5,226	192,377	4,261	—	201,864
Cost of service and other revenues	155,555	61,285	30,713	(58,041)	189,512
Research and development	28,065	91,199	11,698	—	130,962
Selling and marketing	67,874	170,422	84,018	—	322,314
General and administrative	52,418	136,231	31,393	—	220,042
Amortization of intangible assets	2,709	64,357	4,970	—	72,036
Contingent consideration—compensation expense	81,031	—	—	—	81,031
Contingent consideration—fair value adjustments	38,466	—	—	—	38,466
Impairment of goodwill	—	5,826	—	—	5,826
Gain on sale of intellectual property, net	—	(12,424)	—	—	(12,424)
Litigation settlement charge, net	150	12	290	—	452
Acquired in-process research and development	—	4,500	—	—	4,500
Restructuring and divestiture charges, net	49	16,185	1,281	—	17,515

	643,208	1,126,717	461,552	(342,542)	1,888,935

Income from operations	84,849	26,176	2,692	—	113,717
Investment and interest income	1,950	159	840	(609)	2,340
Interest expense	(137,190)	(1,158)	(1,939)	—	(140,287)
Debt extinguishment loss	(42,347)	—	—	—	(42,347)
Other income, net	3,051	699	557	609	4,916

(Loss) income before income taxes	(89,687)	25,876	2,150	—	(61,661)
Provision for (benefit from) income taxes	9,721	(3,094)	5,346	—	11,973
Equity in earnings (losses) of subsidiaries	25,774	8,415	556	(34,745)	—

Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$411,309	$964,584	$376,575	$(274,128)	$1,478,340
Service and other revenues	274,197	59,026	27,862	(50,076)	311,009

	685,506	1,023,610	404,437	(324,204)	1,789,349

Costs and expenses:
Cost of product sales	200,912	309,910	284,495	(274,128)	521,189
Cost of product sales—amortization of intangible assets	5,224	167,341	4,891	—	177,456
Cost of service and other revenues	143,399	51,888	22,312	(50,076)	167,523
Research and development	28,959	75,437	12,300	—	116,696
Selling and marketing	60,496	166,458	59,776	—	286,730
General and administrative	49,730	85,950	23,113	—	158,793
Amortization of intangible assets	2,709	54,851	774	—	58,334
Contingent consideration—compensation expense	20,002	—	—	—	20,002
Contingent consideration—fair value adjustments	(8,016)	—	—	—	(8,016)
Gain on sale of intellectual property, net	—	(84,502)	—	—	(84,502)
Litigation settlement charge, net	450	320	—	—	770
Restructuring and divestiture charges, net	(353)	—	282	—	(71)

	503,512	827,653	407,943	(324,204)	1,414,904

Income (loss) from operations	181,994	195,957	(3,506)	—	374,445
Investment and interest income	1,495	1	364	—	1,860
Interest expense	(111,583)	(1,357)	(1,906)	—	(114,846)
Debt extinguishment loss	(29,891)	—	—	—	(29,891)
Other (expense) income, net	(1,706)	(2,661)	185	—	(4,182)

Income (loss) before income taxes	40,309	191,940	(4,863)	—	227,386
Provision for (benefit from) income taxes	10,976	60,163	(903)	—	70,236
Equity in earnings (losses) of subsidiaries	127,817	8,699	319	(136,835)	—

Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$370,613	$958,086	$305,677	$(219,476)	$1,414,900
Service and other revenues	232,058	62,564	18,345	(48,315)	264,652

	602,671	1,020,650	324,022	(267,791)	1,679,552

Costs and expenses:
Cost of product sales	200,126	300,482	205,925	(219,476)	487,057
Cost of product sales—amortization of intangible assets	6,704	164,058	685	—	171,447
Cost of product sales—impairment of intangible assets	—	123,350	—	—	123,350
Cost of service and other revenues	139,111	55,242	15,022	(48,315)	161,060
Research and development	29,503	71,132	3,670	—	104,305
Selling and marketing	61,872	141,534	43,968	—	247,374
General and administrative	45,434	86,798	16,108	—	148,340
Amortization of intangible assets	4,852	49,644	362	—	54,858
Impairment of goodwill	—	76,723	—	—	76,723
Impairment of intangible assets	—	20,117	—	—	20,117
Litigation settlement charge, net	—	11,403	—	—	11,403
Acquired in-process research and development	—	2,000	—	—	2,000
Restructuring and divestiture charges, net	—	296	1,285	—	1,581

	487,602	1,102,779	287,025	(267,791)	1,609,615

Income (loss) from operations	115,069	(82,129)	36,997	—	69,937
Investment and interest income	1,118	(15)	175	—	1,278
Interest expense	(123,673)	(1,503)	(1,931)	—	(127,107)
Other income (expense), net	24,450	(2,102)	(21,447)	—	901

(Loss) income before income taxes	16,964	(85,749)	13,794	—	(54,991)
Provision for (benefit from) income taxes	10,095	(7,262)	4,989	—	7,822
Equity in earnings (losses) of subsidiaries	(69,682)	8,142	(261)	61,801	—

Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)
Foreign currency translation adjustment	836	(527)	5,908	—	6,217
Adjustment to minimum pension liability, net of taxes	—	—	(1,484)	—	(1,484)
Unrealized gain on available-for-sale security, net of taxes	—	62	—	—	62

Other comprehensive income (loss)	836	(465)	4,424	—	4,795

Comprehensive (loss) income	$(72,798)	$36,920	$1,784	$(34,745)	$(68,839)

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150
Foreign currency translation adjustment	(1,127)	(121)	2,336	—	1,088
Adjustment to minimum pension liability, net of taxes	—	—	764	—	764

Other comprehensive income (loss)	(1,127)	(121)	3,100	—	1,852

Comprehensive income (loss)	$156,023	$140,355	$(541)	$(136,835)	$159,002

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)
Foreign currency translation adjustment	2	1,105	(5,870)	—	(4,763)
Adjustment to minimum pension liability, net of taxes	—	—	(2,122)	—	(2,122)

Other comprehensive income (loss)	2	1,105	(7,992)	—	(6,885)

Comprehensive (loss) income	$(62,811)	$(69,240)	$552	$61,801	$(69,698)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$236,063	$104,167	$29,992	$—	$370,222

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(3,971,970)	196,771	12,796	—	(3,762,403)
Payment of additional acquisition consideration	(8,858)	—	(926)	—	(9,784)
Proceeds from sale of intellectual property	—	12,500	—	—	12,500
Purchase of property and equipment	(13,247)	(12,444)	(7,458)	—	(33,149)
Increase in equipment under customer usage agreements	—	(30,735)	(14,889)	—	(45,624)
Acquisition of in-process research and development assets	(4,500)	—	—	—	(4,500)
Purchase of cost-method investment	—	(250)	—	—	(250)
Decrease (increase) in restricted cash	—	(38)	(5,121)	—	(5,159)
Increase in other assets	(558)	(2,192)	335	—	(2,415)

Net cash (used in) provided by investing activities	(3,999,133)	163,612	(15,263)	—	(3,850,784)

FINANCING ACTIVITIES
Proceeds from long-term debt	3,476,320	—	—	—	3,476,320
Payment of debt issuance costs	(81,408)	—	—	—	(81,408)
Payment of contingent consideration	(51,680)	—	—	—	(51,680)
Payment of deferred acquisition consideration	(44,223)	—	—	—	(44,223)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594	—	—	—	28,594
Excess tax benefit related to equity awards	6,206	—	—	—	6,206
Payment of employee restricted stock minimum tax withholdings	(5,710)	—	—	—	(5,710)

Net cash provided by financing activities	3,328,099	—	—	—	3,328,099
Effect of exchange rate changes on cash and cash equivalents	302	1,637	(1,378)	—	561

Net increase in cash and cash equivalents	(434,669)	269,416	13,351	—	(151,902)
Cash and cash equivalents, beginning of period	644,697	—	67,635	—	712,332

Cash and cash equivalents, end of period	$210,028	$269,416	$80,986	$—	$560,430

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$431,353	$9,040	$15,631	$—	$456,024

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(240,917)	9,070	33,103	—	(198,744)
Payment of additional acquisition consideration	(19,660)	—	—	—	(19,660)
Divestiture activities, net of cash transferred	1,138	—	1,129	—	2,267
Proceeds from sale of intellectual property	750	12,500	—	—	13,250
Purchase of property and equipment	(11,512)	(8,646)	(7,627)	—	(27,785)
Increase in equipment under customer usage agreements	(1,121)	(17,361)	(9,396)	—	(27,878)
Purchase of licensed technology and other intangible assets	—	(3,021)	—	—	(3,021)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Purchase of cost-method investment	—	(99)	—	—	(99)
Increase in restricted cash	—	—	405	—	405

Net cash (used in) provided by investing activities	(276,644)	(7,557)	17,614	—	(266,587)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	—	(1,362)	—	—	(1,362)
Payment of debt issuance costs	(5,327)	—	—	—	(5,327)
Payment of contingent consideration	(4,294)	—	—	—	(4,294)
Net proceeds from issuance of common stock pursuant to employee stock plans	25,404	—	—	—	25,404
Excess tax benefit related to equity awards	3,652	—	—	—	3,652
Payment of employee restricted stock minimum tax withholdings	(10,399)	—	—	—	(10,399)

Net cash provided by (used in) financing activities	9,036	(1,362)	—	—	7,674
Effect of exchange rate changes on cash and cash equivalents	48	(121)	(331)	—	(404)

Net increase (decrease) in cash and cash equivalents	163,793	—	32,914	—	196,707
Cash and cash equivalents, beginning of period	480,904	—	34,721	—	515,625

Cash and cash equivalents, end of period	$644,697	$—	$67,635	$—	$712,332

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	481,793	(43,634)	18,553	—	456,712

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(84,751)	1	428	—	(84,322)
Divestiture activities, net of cash transferred	—	—	(1,035)	—	(1,035)
Proceeds from sale of intellectual property	3,000	70,000	—	—	73,000
Purchase of property and equipment	(11,509)	(10,126)	(6,375)	—	(28,010)
Increase in equipment under customer usage agreements	(1,421)	(11,392)	(5,835)	—	(18,648)
Purchase of licensed technology and other intangible assets	—	(500)	—	—	(500)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Acquisition of in-process research and development assets	(2,000)	—	—	—	(2,000)
Proceeds from sale of cost method investments	—	—	678	—	678
Purchase of cost-method investment	(325)	(470)	—	—	(795)
Increase in restricted cash	—	—	(26)	—	(26)

Net cash provided by (used in) investing activities	(102,328)	47,513	(12,165)	—	(66,980)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	(174,167)	(1,326)	(1,511)	—	(177,004)
Purchase of non-controlling interest	—	(2,684)	—	—	(2,684)
Net proceeds from issuance of common stock pursuant to employee stock plans	12,594	—	—	—	12,594
Excess tax benefit related to equity awards	2,043	—	—	—	2,043
Payment of employee restricted stock minimum tax withholdings	(2,524)	—	—	—	(2,524)

Net cash used in financing activities	(162,054)	(4,010)	(1,511)	—	(167,575)
Effect of exchange rate changes on cash and cash equivalents	3	131	148	—	282

Net increase in cash and cash equivalents	217,414	—	5,025	—	222,439
Cash and cash equivalents, beginning of period	263,490	—	29,696	—	293,186

Cash and cash equivalents, end of period	$480,904	$—	$34,721	$—	$515,625

Note 11.	Supplemental Guarantor Condensed Consolidating Financials

In connection with Hologic, Inc.’s acquisition of Gen-Probe on August 1, 2012, Hologic completed a private placement of $1.0 billion aggregate principal amount of 6.25% senior notes due 2020 (the “Senior Notes”). The Senior Notes are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Issuer”) and certain of its domestic subsidiaries, including those acquired in its acquisition of Gen-Probe. The following represents the supplemental condensed financial information of Gen-Probe and its guarantor and non-guarantor subsidiaries, as of June 30, 2012 and for the six months ended June 30, 2012.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$158,945	$7,511	$—	$166,456
Marketable securities	—	196,025	—	—	196,025
Trade accounts receivable, net	—	49,594	11,504	—	61,098
Accounts receivable - other	—	6,805	3	—	6,808
Inventories	—	84,058	7,333	(502)	90,889
Deferred income tax	—	8,049	480	—	8,529
Prepaid expenses	—	12,614	1,540	—	14,154
Other current assets	—	3,389	4,121	—	7,510

Total current assets	—	519,479	32,492	(502)	551,469

Marketable securities, net of current portion	—	88,713	—	—	88,713
Property and equipment, net	—	150,168	27,439	—	177,607
Capitalized software, net	—	18,856	—	—	18,856
Patents, net	—	11,021	212	—	11,233
Purchased intangibles, net	—	90,383	10,757	—	101,140
Goodwill	—	140,699	(301)	—	140,398
License, manufacturing access fees and other assets, net	—	55,951	3,800	—	59,751
Investment in subsidiaries	—	52,027	1,690	(53,717)	—

Intercompany receivable	—	17,049	13,478	(30,527)	—

Total assets	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$19,046	$1,174	$—	$20,220
Accrued salaries and employee benefits	—	23,183	1,428	—	24,611
Other accrued expenses	—	13,243	2,733	—	15,976
Income tax payable	—	170	548	(433)	285
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	896	473	—	1,369
Intercompany payables	—	3,499	27,032	(30,531)	—

Total current liabilities	—	308,037	33,388	(30,964)	310,461

Non-current income tax payable	—	10,307	77	—	10,384
Deferred income tax	—	18,940	331	—	19,271
Deferred revenue, net of current portion	—	3,796	242	—	4,038
Other long-term liabilities	—	5,549	1,747	—	7,296

Total liabilities	—	346,629	35,785	(30,964)	351,450

Total stockholders’ equity	—	797,717	53,782	(53,782)	797,717

Total liabilities and stockholders’ equity	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$274,839	$23,222	$(62)	$297,999
Collaborative research revenues	—	7,792	1	—	7,793
Royalty and license revenue	—	3,502	127	—	3,629
Intercompany revenue	—	6,404	6,306	(12,710)

	—	292,537	29,656	(12,772)	309,421

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	94,242	18,358	(9,040)	103,560
Acquisition-related intangible amortization	—	4,902	629	—	5,531
Research and development	—	55,465	1,311	—	56,776
Marketing and sales	—	33,989	8,121	(3,200)	38,910
General and administrative	—	37,844	4,181	(532)	41,493
Asset impairment charges	—	—	783	—	783

Income (loss) from operations	—	66,095	(3,727)	—	62,368
Investment and interest income	—	3,706	7	—	3,713
Interest expense	—	(1,072)	(6)	—	(1,078)
Other (expense) income, net	—	(757)	398	—	(359)

Income before income taxes	—	67,972	(3,328)	—	64,644
Provision for (benefit from) income taxes	—	23,067	(598)	—	22,469
Equity in earnings (loss) of subsidiaries	—	(2,730)	—	2,730	—

Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175
Foreign currency translation adjustment	—	—	(39)	196	157
Change in net unrealized loss on marketable securities, net of income tax benefit	—	(967)	—	—	(967)
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(1,629)	—	—	(1,629)

Comprehensive income (loss)	$—	$39,579	$(2,769)	$2,926	$39,736

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Six Months Ended June 30, 2012

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	67,893	(1,973)	(216)	65,704

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	254,120	—	—	254,120
Purchase of marketable securities	—	(265,447)	—	—	(265,447)
Purchase of property, plant and equipment	—	(11,091)	(4,432)	—	(15,523)
Purchase of capitalized software	—	(3,437)	—	—	(3,437)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(1,527)	32	(32)	(1,527)
Other	—	117	25	248	390

Net cash (used in) provided by investing activities	—	(27,265)	(4,375)	216	(31,424)

FINANCING ACTIVITIES
Proceeds from issuance of common stock and employee stock purchase plan	—	43,161	—	—	43,161
Repurchase and retirement of restricted stock for payment of taxes	—	(1,146)	—	—	(1,146)
Excess tax benefit from employee stock-based compensation	—	3,374	1	—	3,375

Net cash provided by financing activities	—	45,389	1	—	45,390
Effect of exchange rate changes on cash and cash equivalents	—	(2,876)	2,641	—	(235)

Net increase (decrease) in cash and cash equivalents	—	83,141	(3,706)	—	79,435
Cash and cash equivalents, beginning of period	—	75,804	11,217	—	87,021

Cash and cash equivalents, end of period	$—	$158,945	$7,511	$—	$166,456

Note 19.	Supplemental Guarantor Condensed Consolidating Financials

In connection with Hologic, Inc.’s acquisition of Gen-Probe on August 1, 2012, Hologic completed a private placement of $1.0 billion aggregate principal amount of 6.25% senior notes due 2020 (the “Senior Notes”). The Senior Notes are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Issuer”) and certain of its domestic subsidiaries, including those acquired in its acquisition of Gen-Probe. The following represents the supplemental condensed financial information of Gen-Probe and its guarantor and non-guarantor subsidiaries, as of December 31, 2011.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$75,804	$11,217	$—	$87,021
Marketable securities	—	218,789	—	—	218,789
Trade accounts receivable, net	—	49,183	8,584	—	57,767
Accounts receivable - other	—	3,357	89	—	3,446
Inventories	—	69,488	8,676	(278)	77,886
Deferred income tax	—	7,736	452	—	8,188
Prepaid expenses	—	10,095	1,460	—	11,555
Other current assets	—	3,491	1,476	—	4,967

Total current assets	—	437,943	31,954	(278)	469,619

Marketable securities, net of current portion	—	62,237	—	—	62,237
Property and equipment, net	—	151,032	25,049	—	176,081
Capitalized software, net	—	16,958	34	—	16,992
Patents, net	—	11,508	250	—	11,758
Purchased intangibles, net	—	94,622	11,997	—	106,619
Goodwill	—	140,699	(295)	—	140,404
License, manufacturing access fees and other assets, net	—	58,030	3,708	—	61,738
Intercompany receivable	—	8,502	6,070	(14,372)	—
Investments in subsidiaries	—	54,671	1,686	(56,357)	—

Total assets	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$10,802	$1,198	$—	$12,000
Accrued salaries and employee benefits	—	27,106	1,689	—	28,795
Other accrued expenses	—	10,049	2,797	—	12,846
Income tax payable	—	1,281	925	(349)	1,857
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	1,045	193	—	1,238
Intercompany payables	—	—	14,596	(14,596)	—

Total current liabilities	—	298,283	21,398	(14,945)	304,736

Non-current income tax payable	—	9,939	80	—	10,019
Deferred income tax	—	18,930	353	—	19,283
Deferred revenue, net of current portion	—	2,947	290	—	3,237
Other long-term liabilities	—	5,761	2,070	—	7,831

Total liabilities	—	335,860	24,191	(14,945)	345,106

Total stockholders’ equity	—	700,342	56,262	(56,262)	700,342

Total liabilities and stockholders’ equity	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$522,237	$40,349	$2	$562,588
Collaborative research revenues	—	7,679	3	—	7,682
Royalty and license revenue	—	5,948	16	—	5,964
Intercompany revenue	—	18,867	9,380	(28,247)	—

	—	554,731	49,748	(28,245)	576,234

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	170,662	25,705	(22,722)	173,645
Acquisition-related intangible amortization	—	9,778	1,283	—	11,061
Research and development	—	110,253	2,489	—	112,742
Marketing and sales	—	60,027	13,042	(4,673)	68,396
General and administrative	—	60,893	11,351	(850)	71,394
Goodwill and asset impairment charges	—	3,993	8,753	—	12,746

Income (loss) from operations	—	139,125	(12,875)	—	126,250
Investment and interest income	—	9,037	(342)	—	8,695
Interest expense	—	(2,052)	(18)	—	(2,070)
Other-than-temporary impairment loss on equity investment	—	(39,482)	—	—	(39,482)
Other (expense) income, net	—	(481)	245	—	(236)

Income (loss) before income taxes	—	106,147	(12,990)	—	93,157
Provision for (benefit from) income taxes	—	44,049	(1,016)	—	43,033
Equity in earnings (loss) of subsidiaries	—	(11,974)	—	11,974	—

Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124
Foreign currency translation adjustment	—	(454)	(381)	314	(521)
Change in net unrealized loss on marketable securities, net of income tax benefit	—	3,196	(151)	—	3,045
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(3,745)	230	—	(3,515)

Comprehensive income (loss)	$—	$49,121	$(12,276)	$12,288	$49,133

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$182,990	$(1,414)	$(323)	$181,253

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	477,347	11,894	—	489,241
Purchase of marketable securities	—	(395,190)	—	—	(395,190)
Purchase of property, plant and equipment	—	(31,030)	(10,634)	—	(41,664)
Purchase of capitalized software	—	(6,053)	—	—	(6,053)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(2,659)	(2,901)	301	(5,259)
Cash paid for investment in Roka Bioscience	—	(3,980)	—	—	(3,980)
Other	—	(448)	217	22	(209)

Net cash (used in) provided by investing activities	—	37,987	(1,424)	323	(36,886)

FINANCING ACTIVITIES
Repurchase and retirement of common stock	—	(250,000)	—	—	(250,000)
Proceeds from issuance of common stock and employee stock purchase plan	—	49,932	—	—	49,932
Repurchase and retirement of restricted stock for payment of taxes	—	(1,615)	—	—	(1,615)
Excess tax benefit from employee stock-based compensation	—	5,080	—	—	5,080
Borrowings, net	—	8,000	—	—	8,000

Net cash used in financing activities	—	(188,603)	—	—	(188,603)
Effect of exchange rate changes on cash and cash equivalents	—	(5,830)	3,625	—	(2,205)

Net increase in cash and cash equivalents	—	26,544	787	—	27,331
Cash and cash equivalents, beginning of period	—	49,260	10,430	—	59,690

Cash and cash equivalents, end of period	$—	$75,804	$11,217	$—	$87,021

Spin-off of Industrial Testing Assets to Roka Bioscience, Inc. (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Spin-off of Industrial Testing Assets to Roka Bioscience, Inc.
Note 4.	Spin-off of Industrial Testing Assets to Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets, including the Closed Unit Dose Assay (“CUDA”) system, to Roka Bioscience, Inc. (“Roka”), a newly formed private company focused on developing rapid, highly accurate molecular assays for biopharmaceutical production, water and food safety testing, and other applications. In consideration for the contribution of assets valued at $0.7 million, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis.

In addition to the CUDA system, the Company contributed to Roka other industrial assets and the right to use certain of its technologies and related know-how in certain industrial markets. These markets include biopharmaceutical production, water and food safety testing, veterinary testing, environmental testing and bioterrorism testing. Roka also has rights to develop certain infection control tests for use on the CUDA system.

The Company will receive royalties on any potential Roka product sales, and retains rights to use the CUDA system for clinical diagnostic applications. In addition, the Company is providing contract manufacturing and certain other services to Roka. In May 2011, the Company entered into a supply agreement with Roka, pursuant to which Roka has the right to purchase PANTHER instruments from the Company for use in certain industrial markets.

During 2011, the Company invested an additional $4.0 million in Roka, bringing its total investment in Roka to $4.7 million. As of December 31, 2011, the Company owned approximately 14.7% of Roka’s capital stock calculated on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.

Balance Sheet Information (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Balance Sheet Information
Note 3.	Balance Sheet Information

The following tables provide details of selected balance sheet line items as of June 30, 2012 and December 31, 2011 (in thousands):

Inventories

	June 30,	December 31,
	2012	2011
Raw materials and supplies	$24,634	$19,429
Work in process	29,341	27,464
Finished goods	36,914	30,993

Inventories	$90,889	$77,886

Property, Plant and Equipment, Net

	June 30,	December 31,
	2012	2011
Land	$19,360	$19,355
Building	78,317	80,005
Machinery and equipment	220,099	213,729
Building improvements	64,830	60,628
Furniture and fixtures	22,465	21,790
Construction in-progress	1,099	2,789

Property, plant and equipment, at cost	406,170	398,296
Less: accumulated depreciation and amortization	(228,563)	(222,215)

Property, plant and equipment, net	$177,607	$176,081

Purchased Intangibles

	June 30, 2012		December 31, 2011
	Gross	Accumulated Amortization	Gross	Accumulated Amortization
Customer relationships	$76,765	$(18,824)	$77,326	$(15,723)
Developed technology	60,706	(39,432)	59,206	(38,292)
Trademarks	10,551	(1,715)	10,817	(1,487)
Trade names	7,300	(618)	7,300	(435)
In-process research and development	6,407	—	7,907	—

Total purchased intangibles	$161,729	$(60,589)	$162,556	$(55,937)

License, Manufacturing Access Fees and Other Assets, Net

	June 30,	December 31,
	2012	2011
License and manufacturing access fees	$68,889	$67,906
Investment in Qualigen, Inc.	5,404	5,404
Investment in DiagnoCure, Inc.	5,000	5,000
Investment in Roka Bioscience, Inc.	4,705	4,705
Other assets	11,748	11,257

License, manufacturing access fees and other assets, at cost	95,746	94,272
Less: accumulated amortization	(35,995)	(32,534)

License, manufacturing access fees and other assets, net	$59,751	$61,738

Other Accrued Expenses

	June 30,	December 31,
	2012	2011
Research and development	$4,578	$3,554
Professional fees	3,902	1,148
Royalties	2,812	3,047
Marketing and sales	1,455	1,261
Other	3,229	3,836

Other accrued expenses	$15,976	$12,846

Note 6.	Balance Sheet Information

The following tables provide details of selected balance sheet items (in thousands):

Inventories

	December 31, 2011	December 31, 2010
Raw materials and supplies	$19,429	$16,915
Work in process	27,464	21,446
Finished goods	30,993	28,055

Inventories	$77,886	$66,416

Property, Plant and Equipment

	December 31, 2011	December 31, 2010
Land	$19,355	$19,287
Building	80,005	80,010
Machinery and equipment	213,729	195,927
Building improvements	60,628	48,217
Furniture and fixtures	21,790	21,999
Construction in-progress	2,789	1,855

Property, plant and equipment, at cost	398,296	367,295
Less: accumulated depreciation and amortization	(222,215)	(206,432)

Property, plant and equipment, net	$176,081	$160,863

Other Accrued Expenses

	December 31, 2011	December 31, 2010
Royalties	$3,047	$3,978
Research and development	3,454	3,385
Professional fees	1,148	1,182
Marketing	1,261	1,177
Interest	200	233
Warranty	137	373
Other	3,599	3,607

Other accrued expenses	$12,846	$13,935

Marketable Securities (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Marketable Securities
Note 4.	Marketable Securities

The Company’s marketable securities include equity securities, mutual funds and tax advantaged municipal securities. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. The Company’s investment policy limits the effective maturity on individual securities to seven years and an average portfolio maturity to three and one-half years with specified minimum credit ratings based on the nature of the underlying security. As of June 30, 2012, the Company’s portfolio had an average maturity of three years and an average credit quality of AA1 as defined by Moody’s.

The following is a summary of marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
June 30, 2012
Debt securities	$277,363	$523	$(258)	$277,628
Equity securities	10,518	—	(3,408)	7,110
Mutual funds	6,397	189	—	6,586

Total marketable securities	$294,278	$712	$(3,666)	$291,324

December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Equity securities	6,127	16	(88)	6,055

Total marketable securities	$287,390	$1,314	$(1,623)	$287,081

The following table shows the estimated fair values and gross unrealized losses as of June 30, 2012 for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

Less than 12 Months		More than 12 Months
Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
$81,603	$(258)	$—	$—

As of June 30, 2012 and December 31, 2011, the Company had 22 and 18 marketable debt securities, respectively, in an unrealized loss position. Of the 22 debt securities in an unrealized loss position as of June 30, 2012, the average estimated fair value and average unrealized loss was $3.7 million and $12,000, respectively. Of the 18 debt securities in an unrealized loss position at December 31, 2011, the average estimated fair value and average unrealized loss was $2.9 million and $11,000, respectively.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in debt securities with a current unrealized loss position to be other-than-temporarily impaired as of June 30, 2012 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates.

The following table shows the current and non-current classification of the Company’s marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

	June 30,	December 31,
	2012	2011
Current	$196,025	$218,789
Non-current	95,299	68,292

Total marketable securities	$291,324	$287,081

(1)	Deferred compensation plan assets invested in mutual funds are included under the caption “License, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

As of June 30, 2012, the Company held non-current marketable debt and equity securities of $81.6 million and $7.1 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.6 million. As of December 31, 2011, the Company held non-current marketable debt and equity securities of $53.0 million and $9.2 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.1 million. Investments in an unrealized loss position deemed to be temporary as of June 30, 2012 and December 31, 2011 that have a contractual maturity of greater than 12 months have been classified on the Company’s consolidated balance sheets as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity. The Company’s investments in marketable debt and equity securities, other than mutual funds, are classified as available-for-sale.

The following table shows the gross realized gains and losses from the sale of marketable securities, based on the specific identification method during the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Proceeds from sale of marketable securities	$256,626	$225,178

Gross realized gains	$2,614	$2,112
Gross realized losses	(108)	(356)

Net realized (loss) gain	$2,506	$1,756

Note 7.	Marketable Securities

The Company’s marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities and FDIC insured corporate bonds. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. The Company’s investment policy limits the effective maturity on individual securities to six years and an average portfolio maturity to three years with a minimum Moody’s credit rating of A3 or a Standard & Poor’s credit rating of A-. As of December 31, 2011, the Company’s portfolios had an average maturity of two years and an average credit quality of AA1 as defined by Moody’s.

The following is a summary of marketable securities as of December 31, 2011 and 2010 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Mutual funds	6,127	16	(88)	6,055

	$287,390	$1,314	$(1,623)	$287,081

December 31, 2010
Debt securities	$380,242	$561	$(2,968)	$377,835
Equity securities	50,000	2,130	—	52,130

	$430,242	$2,691	$(2,968)	$429,965

The following table shows the estimated fair values and gross unrealized losses for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

	Less than 12 Months		More than 12 Months
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2011	$53,063	$(191)	$—	$—

December 31, 2010	$230,043	$(2,967)	$2,604	$(1)

At December 31, 2011 and 2010, the Company had 18 and 110 marketable debt securities, respectively, in an unrealized loss position. Of the 18 securities in an unrealized loss position at December 31, 2011, the average estimated fair value and average unrealized loss was $2.9 million and $11,000, respectively. Of the 110 securities in an unrealized loss position at December 31, 2010, the average estimated fair value and average unrealized loss was $2.1 million and $27,000, respectively. The decrease in the number of debt securities held in an unrealized loss position from 2010 to 2011 is due to the timing of purchases and sales of the Company’s debt securities in 2011.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in debt securities with a current unrealized loss position to be other-than-temporarily impaired as of December 31, 2011 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates. During the third quarter of 2011, the Company recorded an other-than-temporary impairment loss of $39.5 million related to the Company’s investment in Pacific Biosciences of California, Inc. (“Pacific Biosciences”), which reduced the Company’s cost basis in the Pacific Biosciences’ common stock from $50.0 million to $10.5 million. The loss is recorded within the Company’s other income (expense) section on its consolidated statements of income. The charge to earnings was offset by a reduction in unrealized losses recorded in accumulated other comprehensive income resulting in no impact on the Company’s consolidated stockholders’ equity. In addition to the Company’s investment, the Company continues to collaborate with Pacific Biosciences in the development of third generation sequencing systems for the IVD market.

The following table shows the current and non-current classification of the Company’s marketable securities as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Current	$218,789	$170,648
Non-current	68,292	259,317

Total marketable securities	$287,081	$429,965

As of December 31, 2011, the Company held non-current marketable debt and equity securities of $53.0 million and $9.2 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.1 million. As of December 31, 2010, the Company held non-current marketable debt and equity securities of $207.2 million and $52.1 million, respectively. Investments in an unrealized loss position deemed to be temporary at December 31, 2011 and 2010 and that have a contractual maturity of greater than 12 months have been classified on the Company’s consolidated balance sheets as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity. The Company’s investments in marketable debt and equity securities, other than mutual funds, are classified as available-for-sale.

The following table shows the gross realized gains and losses from the sales of marketable securities, based on the specific identification method, for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Years Ended December 31,
	2011	2010	2009
Proceeds from sales of marketable securities	$494,616	$432,856	$446,333

Gross realized gains	$5,764	$6,728	$10,985
Gross realized losses	(356)	(4)	(467)

Net realized gain	$5,408	$6,724	$10,518

The amortized cost and estimated fair value of available-for-sale marketable debt securities as of December 31, 2011, by contractual maturity, are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Maturities
Within one year	$75,320	$141	$—	$75,461
After one year through five years	150,478	667	(191)	150,954
After five years through ten years	44,947	490	—	45,437

Total marketable debt securities	$270,745	$1,298	$(191)	$271,852

Intangible and Other Assets by Asset Class and Related Accumulated Amortization (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Intangible and Other Assets by Asset Class and Related Accumulated Amortization
Note 9.	Intangible and Other Assets by Asset Class and Related Accumulated Amortization

Intangible assets are recorded at cost, less accumulated amortization. Amortization of intangible assets is provided over their estimated useful lives ranging from 2 to 20 years on a straight-line basis. The Company’s intangible and other assets and related accumulated amortization consisted of the following as of December 31, 2011 and 2010 (in thousands, except number of years):

		Years Ended December 31,
	Weighted	2011			2010
	Average Remaining Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Capitalized software	5	$36,975	$(19,983)	$16,992	$30,931	$(16,950)	$13,981

Goodwill	N/A	$148,081	$(7,677)	$140,404	$157,985	$(7,677)	$150,308

Purchased intangibles	11	$162,556	$(55,937)	$106,619	$166,541	$(46,271)	$120,270

Patents	7	$27,965	$(16,207)	$11,758	$30,520	$(18,070)	$12,450

License, manufacturing access fees and other assets:
License and manufacturing access fees	7	67,906	(29,942)	37,964	64,259	(23,995)	40,264
Investment in Qualigen, Inc.	N/A	5,404	—	5,404	5,404	—	5,404
Investment in DiagnoCure, Inc.	N/A	5,000	—	5,000	5,000	—	5,000
Investment in Roka Bioscience, Inc.	N/A	4,705	—	4,705	725	—	725
Other assets	N/A	11,257	(2,592)	8,665	10,377	(1,595)	8,782

		$94,272	$(32,534)	$61,738	$85,765	$(25,590)	$60,175

As of December 31, 2011, the Company had capitalized $16.4 million, net, in software costs associated with development of the TIGRIS and PANTHER instruments.

In the fourth quarter of 2011, the Company recorded an $8.7 million impairment charge relating to the goodwill from its acquisition of Tepnel. Additionally, in the fourth quarter of 2011 the Company recorded an impairment charge of $4.0 million related to in-process research and development purchased intangibles associated with the acquisition of GTI Diagnostics.

The Company had aggregate amortization expense of $21.0 million, $17.7 million, and $12.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, including $3.0 million in 2011 and $2.6 million relating to capitalized software in each of 2010 and 2009.

The expected future annual amortization expense of the Company’s intangible assets is as follows (in thousands):

Years Ending December 31,
2012	$18,491
2013	21,009
2014	20,691
2015	18,559
2016	15,801
Thereafter	70,446

Total(1)	$164,997

(1)	Excludes $7.9 million and $0.4 million of in-process research and development assets and capitalized software assets, respectively, which had not commenced amortization as of December 31, 2011. These products will commence amortization in the future when the commercial availability of the underlying products can be reliably estimated.

Stockholders' Equity (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Stockholders' Equity
Note 9.	Stockholders’ Equity

Changes in stockholders’ equity for the six months ended June 30, 2012 were as follows (in thousands):

Balance at December 31, 2011	$700,342
Net income	42,175
Other comprehensive loss, net	(2,439)
Proceeds from the issuance of common stock and ESPP shares	43,161
Issuance of common stock to board members	136
Repurchase and retirement of restricted stock for payment of taxes	(1,146)
Stock-based compensation	12,517
Stock-based compensation income tax benefits	2,971

Balance at June 30, 2012	$797,717

Comprehensive Income

All components of comprehensive income, including net income, are reported in the consolidated financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income and other comprehensive income (loss), which includes certain changes in stockholders’ equity, such as foreign currency translation of the Company’s wholly owned subsidiaries’ financial statements and unrealized gains and losses on the Company’s available-for-sale securities, are reported, net of their related tax effect, to arrive at comprehensive income.

Components of comprehensive income, net of income tax, for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended
	June 30,
	2012	2011
Net income, as reported	$42,175	$45,621

Other comprehensive income (loss):
Foreign currency translation adjustment	157	3,173

Unrealized gains (losses)
Change in net unrealized gain on available-for-sale securities during the period	(967)	(10,180)
Realized gain on available-for-sale securities, net of tax	(1,629)	(1,142)

Total unrealized losses	(2,596)	(11,322)
Total other comprehensive loss, net	(2,439)	(8,149)

Comprehensive income	$39,736	$37,472

Stock Options

A summary of the Company’s stock option activity for all equity incentive plans for the six months ended June 30, 2012 is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,513	$50.80
Granted	842	68.72
Exercised	(826)	48.96
Cancelled	(80)	56.54

Outstanding at June 30, 2012	5,449	$53.76	4.0	$155,045

Exercisable at June 30, 2012	3,433	$50.06	3.0	$110,405

Restricted Stock and Deferred Issuance Restricted Stock

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	62	$54.35
Granted	4	63.29
Vested	(6)	56.63
Forfeited	(3)	53.00

Unvested at June 30, 2012	57	$54.78

Performance Stock Awards

A summary of the Company’s performance stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	109	$73.92
Awarded	108	82.00
Vested and issued	(46)	72.33
Cancelled	(5)	76.69

Unvested at June 30, 2012	166	$79.50

Beginning in 2010, the Company transitioned from its historical practice of granting certain senior Company employees annual restricted stock awards with time-based vesting provisions only, to granting these employees the right to receive a designated number of shares of Company common stock based on the achievement of specific performance criteria over a defined performance period (the “Performance Stock Awards”). All Performance Stock Awards have been granted under the Company’s 2003 Incentive Award Plan and are intended to qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code of 1986, as amended.

Note 12.	Stockholders’ Equity

Stock Options, Performance Stock and Restricted Stock Awards

The Company’s equity incentive program is a broad-based, long-term retention program that is intended to attract and retain talented employees and to align stockholder and employee interests. The majority of the Company’s full-time employees have historically participated in the Company’s equity incentive program.

In May 2003, the Company adopted, and the Company’s stockholders subsequently approved, The 2003 Incentive Award Plan (the “2003 Plan”). The 2003 Plan provides for equity incentives for officers, directors, employees and consultants through the granting of incentive and non-statutory stock options, restricted stock, performance stock, stock appreciation rights and certain other equity awards. The exercise price of each stock option granted under the 2003 Plan must be equal to or greater than the fair market value of the Company’s common stock on the grant date. Stock options granted under the 2003 Plan are generally subject to vesting at the rate of 25% one year from the grant date and 1/48 each month thereafter until the options are fully vested. Annual grants to non-employee directors of the Company vest over one year at the rate of 1/12 of the shares vesting monthly.

In May 2006, the Company’s stockholders approved an amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 3,000,000 shares, from 5,000,000 shares to 8,000,000 shares. Pursuant to the amended 2003 Plan, the Board of Directors or Compensation Committee, as applicable, may continue to determine the terms and vesting of all options and other awards granted under the 2003 Plan; however, in no event may the award term exceed seven years (in lieu of ten years under the 2003 Plan prior to its amendment). Further, the number of shares of common stock available for issuance under the amended 2003 Plan are reduced by two shares for each share of common stock issued pursuant to any award granted under the 2003 Plan after May 17, 2006, other than an award of stock appreciation rights or options (in lieu of a reduction of one share under the 2003 Plan prior to its amendment). In May 2009, the Company’s stockholders approved a further amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 2,500,000 shares, from 8,000,000 shares to 10,500,000 shares. In May 2011, the Company’s stockholders approved a further amendment and restatement of the 2003 Plan that increased the aggregate number of shares of common stock authorized for issuance under the 2003 Plan by 2,500,000 shares, from 10,500,000 shares to 13,000,000 shares.

In November 2002, the Company adopted The 2002 New Hire Stock Option Plan (the “2002 Plan”) that authorized the issuance of up to 400,000 shares of common stock for grants under the 2002 Plan. The 2002 Plan provides for the grant of non-statutory stock options only, with exercise price, option term and vesting terms generally the same as those under the 2003 Plan described above. Options may only be granted under the 2002 Plan to newly hired employees of the Company.

A summary of the Company’s stock option activity during 2011 for all equity incentive plans is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	5,700	$46.56
Granted	1,058	65.00
Exercised	(1,073)	41.84
Cancelled	(172)	53.45

Outstanding at December 31, 2011	5,513	$50.80	3.9	$54,095

Exercisable at December 31, 2011	3,686	$48.78	3.0	$41,046

The aggregate intrinsic value of options outstanding represents the difference between the Company’s closing stock price per share on the last trading day of the fiscal period, which was $59.12 as of December 30, 2011, and the exercise price of the underlying options multiplied by the number of options outstanding. The total intrinsic value of options exercised was $28.3 million, $15.2 million, and $8.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The number of shares of common stock available for future grants under all equity incentive plans was approximately 2.8 million as of December 31, 2011.

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	121	$54.41
Granted	21	63.74
Vested and exercised	(75)	56.88
Forfeited	(5)	57.57

Unvested at December 31, 2011	62	$54.35

A summary of the Company’s performance stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	65	$42.66
Awarded	91	82.58
Vested and issued	(12)	42.66
Cancelled	(35)	49.11

Unvested at December 31, 2011	109	$73.92

The fair value of the restricted stock, deferred issuance restricted stock and performance stock awards that vested during the years ended December 31, 2011, 2010, and 2009, respectively, was approximately $4.8 million, $5.5 million and $5.8 million, respectively.

Beginning in 2010, the Company transitioned from its historical practice of granting certain senior Company employees annual restricted stock awards with time-based vesting provisions only, to granting these employees the right to receive a designated number of shares of Company common stock based on the achievement of specific performance criteria over a defined performance period (the “Performance Stock Awards”). All Performance Stock Awards have been granted under the 2003 Plan and are intended to qualify as performance-based compensation under Section 162(m) of the Internal Revenue Code of 1986, as amended.

In February 2010, the Compensation Committee granted certain senior Company employees Performance Stock Awards based on the Company’s 2010 revenues, earnings per share and return on invested capital (collectively, the “2010 Performance Stock Criteria”). Each recipient was eligible to receive between zero and 150% of the target number of shares of Company common stock subject to the applicable award based on actual performance as measured against the 2010 Performance Stock Criteria. In February 2011, the Company issued an aggregate of approximately 37,500 shares of Company common stock to award recipients based on actual performance. One-third of the issued shares vested on the date of issuance, one-third of the shares will vest on the first anniversary of the date of issuance and one-third of the shares will vest on the second anniversary of the date of issuance, as long as the award recipient is employed by the Company on each such vesting date.

In February 2011, the Compensation Committee granted certain senior Company employees Performance Stock Awards based on the Company’s adjusted relative stockholder return in comparison to a defined market index over a three-year performance period (the “2011 Performance Stock Criteria”). Each recipient is eligible to receive between zero and 200% of the target number of shares of Company common stock subject to the applicable award based on actual performance as measured against the 2011 Performance Stock Criteria. Performance under the awards will be measured annually from January 1, 2011 for performance intervals of one, two and three years, with each performance interval representing one-third of the total potential award. Shares issued following each annual performance measurement will be immediately vested upon issuance. Award recipients will be eligible to receive shares issued pursuant to such awards as long as the award recipient is employed by the Company on each such issuance date.

In February 2012, the Compensation Committee approved the issuance of an aggregate of approximately 34,000 shares of Company common stock to award recipients for the first performance interval as measured against the 2011 Performance Stock Criteria.

Employee Stock Purchase Plan

In May 2003, the Company adopted, and the Company’s stockholders subsequently approved, the ESPP that authorized the issuance of up to 1,000,000 shares of the Company’s common stock. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986, as amended, and is for the benefit of qualifying employees as designated by the Board of Directors. Under the terms of the ESPP, purchases are made semi-annually. Participating employees may elect to have a maximum of 15% of their compensation withheld through payroll deductions to purchase shares of common stock under the ESPP. Purchases are limited to $25,000 in fair market value of common stock per calendar year, subject to certain Internal Revenue Code restrictions. The purchase price of the common stock purchased under the ESPP is equal to 85% of the fair market value of the common stock on the offering or “Grant Date” or the exercise or purchase date, whichever is lower. During the years ended December 31, 2011, 2010 and 2009, employees purchased approximately 101,000, 117,000, and 112,000 shares at an average price of $50.02, $37.53, and $36.49 per share, respectively. As of December 31, 2011, approximately 152,000 shares were available for future issuance under the ESPP.

Stock Repurchase Programs

In February 2010, the Company’s Board of Directors authorized the repurchase of up to $100.0 million of the Company’s common stock until December 31, 2010, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in December 2010, repurchasing and retiring approximately 2.2 million shares at an average price of $46.16 per share, or approximately $99.9 million in total.

In February 2011, the Company’s Board of Directors authorized the repurchase of up to $150.0 million of the Company’s common stock until December 31, 2011, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in August 2011, repurchasing and retiring approximately 2.5 million shares at an average price of $60.00 per share, or approximately $150.0 million in total.

In September 2011, the Company’s Board of Directors authorized the repurchase of up to an additional $100.0 million of the Company’s common stock from November 2011 through June 2012, through negotiated or open market transactions. There was no minimum or maximum number of shares to be repurchased under the program. The Company completed the program in December 2011, repurchasing and retiring approximately 1.7 million shares at an average price of $58.83 per share, or approximately $100.0 million in total.

Derivative Financial Instruments (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Derivative Financial Instruments
Note 13.	Derivative Financial Instruments

In 2009, the Company began entering into foreign currency forward contracts to reduce its exposure to foreign currency fluctuations of certain assets and liabilities denominated in foreign currencies. These forward contracts had a maturity of approximately 30 days and were not designated as hedges. Accordingly, these instruments were marked to market at each balance sheet date with changes in fair value recognized in earnings under the caption “Other income (expense).” The Company recorded a $0.9 million loss related to these derivative instruments in 2009. The Company did not enter into any foreign currency forward contracts during 2011 or 2010.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company’s fiscal year ends on the last Saturday in September. Fiscal 2012, 2011 and 2010 ended on September 29, 2012, September 24, 2011 and September 25, 2010, respectively. Fiscal 2012 was a 53 week fiscal period and fiscal 2011 and 2010 were 52 week fiscal periods.

Principles of Consolidation

These unaudited interim consolidated financial statements include the accounts of Gen-Probe as well as its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation. The Company has not identified any interests in variable interest entities that require consolidation.

The Company translates the financial statements of its non-U.S. operations using the end-of-period exchange rates for assets and liabilities and the average exchange rates for each reporting period for results of operations. Net gains and losses resulting from the translation of foreign financial statements and the effect of exchange rates on intercompany receivables and payables of a long-term investment nature are recorded as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” These adjustments will affect net income upon the sale or liquidation of the underlying investment.

Principles of Consolidation

These consolidated financial statements include the accounts of Gen-Probe as well as its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation. The Company has not identified any interests in variable interest entities that require consolidation.

In December 2010, the Company acquired Genetic Testing Institute, Inc. (“GTI Diagnostics”), a privately held Wisconsin corporation now known as Gen-Probe GTI Diagnostics, Inc. GTI Diagnostics has broadened and strengthened the Company’s transplant diagnostics business, and has also provided the Company with access to new products in the specialty coagulation and transfusion-related blood bank markets. GTI Diagnostics’ results of operations have been included in the Company’s consolidated financial statements beginning in December 2010.

In October 2009, the Company acquired Prodesse, Inc. (“Prodesse”), a privately held Wisconsin corporation now known as Gen-Probe Prodesse, Inc. Prodesse develops molecular diagnostic products for a variety of infectious disease applications. Prodesse’s results of operations have been included in the Company’s consolidated financial statements beginning in October 2009.

In April 2009, the Company acquired Tepnel Life Sciences plc (“Tepnel”), a United Kingdom (“UK”) based international life sciences products and services company, now known as Gen-Probe Life Sciences Ltd. Tepnel’s results of operations have been included in the Company’s consolidated financial statements beginning in April 2009.

Management's Estimates and Uncertainties

Management’s Estimates and Uncertainties

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions by management affect the Company’s revenue recognition for multiple element arrangements, allowance for doubtful accounts, the net realizable value of inventory, estimated fair value of cost-method equity investments, valuations, purchase price allocations and contingent consideration related to business combinations, expected future cash flows including growth rates, discount rates, terminal values and other assumptions and estimates used to evaluate the recoverability of long-lived assets and goodwill, estimated fair values of intangible assets and goodwill, amortization methods and periods, warranty reserves, certain accrued expenses, restructuring and other related charges, stock-based compensation, contingent liabilities, tax reserves and recoverability of the Company’s net deferred tax assets and related valuation allowance.

Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances.

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, dependence on third-party reimbursements to support the markets of the Company’s products, early stage of development of certain products, rapid technological changes, recoverability of long-lived assets (including intangible assets and goodwill), competition, stability of world financial markets, ability to obtain regulatory approvals, changes in the regulatory environment, limited number of suppliers, customer concentration, integration of acquisitions, substantial indebtedness, government regulations, future sales or issuances of its common stock, management of international activities, protection of proprietary rights, patent and other litigation and dependence on key individuals.

Cash Equivalents

Cash Equivalents

Cash equivalents are highly liquid investments with insignificant interest rate risk and maturities of three months or less at the time of acquisition. At September 29, 2012 and September 24, 2011, the Company’s cash equivalents consisted of money market accounts.

Cash and Cash Equivalents Cash and cash equivalents consist primarily of highly liquid cash investment funds with original maturities of three months or less when acquired.
Marketable Securities

Marketable Securities

As a result of its acquisition of Gen-Probe, the Company assumed certain marketable securities, which were comprised of an equity security and mutual funds. The equity security is an investment in the common stock of a publicly traded company, and the mutual funds are to fund the Gen-Probe deferred compensation plan. The equity security is classified as available-for-sale and is recorded at fair value with the unrealized gains or losses, net of tax, within accumulated other comprehensive income (loss), which is a component of stockholders’ equity. The mutual funds are classified as trading and are recorded at fair value with unrealized gains and losses recorded in interest income in the Consolidated Statements of Operations.

The Company periodically reviews its marketable equity securities classified as available-for-sale for other-than-temporary declines in fair value below cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of the security; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates. No such impairment appeared to exist at September 29, 2012.

The Company has one investment in a publicly traded security and the following reconciles its cost basis to its fair market value as of September 29, 2012. There were no marketable securities at September 24, 2011.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Equity security	$5,931	$98	$—	$6,029

Marketable Securities

The Company’s marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities and Federal Deposit Insurance Corporation (“FDIC”) insured corporate bonds. The primary objectives of the Company’s marketable debt security investment portfolio are liquidity and safety of principal. Investments are made with the goal of achieving the highest rate of return consistent with these two objectives. The Company’s investment policy limits investments to certain types of debt and money market instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. During the fourth quarter of 2011, the Company converted its deferred compensation plan assets into mutual funds.

All of the Company’s marketable securities, except for mutual funds, are classified as available-for-sale securities. Mutual fund investments are classified as trading securities. Marketable debt and equity securities classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in “Investment and interest income.” The Company’s mutual funds are carried at fair value, with unrealized gains and losses included in “Investment and interest income.”

Interest and dividend income, as well as realized gains and losses on marketable securities, are included in “Investment and interest income.” The cost of securities sold is based on the specific identification method. Declines in value judged to be other-than-temporary on marketable securities are included within the “Other income (expense)” section of the consolidated statements of income.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in marketable debt securities with a current unrealized loss position to be other-than-temporarily impaired at December 31, 2011 and 2010 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost. However, investments in an unrealized loss position deemed to be temporary at December 31, 2011 and 2010 that have a contractual maturity of greater than 12 months have been classified as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents, cost-method equity investments, and trade accounts receivable. The Company invests its cash and cash equivalents with high credit quality financial institutions.

The Company’s customers are principally located in the United States, Europe and Asia. The Company performs ongoing credit evaluations of the financial condition of its customers and generally does not require collateral. Although the Company is directly affected by the overall financial condition of the healthcare industry, as well as global economic conditions, management does not believe significant credit risk exists as of September 29, 2012. The Company generally has not experienced any material losses related to receivables from individual customers or groups of customers in the health care industry. The Company maintains an allowance for doubtful accounts based on accounts past due and historical collection experience.

There were no customers with balances greater than 10% of accounts receivable as of September 29, 2012 and September 24, 2011, nor customers that represented greater than 10% of total revenues for fiscal years 2012, 2011 and 2010.

Concentration of Credit Risk

The Company sells its diagnostic products primarily to established large reference laboratories, public health institutions and hospitals. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, and marketable debt securities. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. The Company generally invests its excess cash in investment grade municipal securities. The Company’s marketable securities are presented in Note 7 of these Notes to Consolidated Financial Statements.

Supplemental Cash Flow Statement Information

Supplemental Cash Flow Statement Information

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Cash paid during the period for income taxes	$166,565	$118,850	$130,486

Cash paid during the period for interest	$55,045	$36,268	$39,382

Non-Cash Investing Activities:
Fair value of stock options assumed in the Gen-Probe acquisition	$2,655	$—	$—

Additional acquisition contingent consideration accrued	$—	$18,924	$32,489

Non-Cash Financing Activities:
Fair value of contingent consideration at acquisition	$—	$86,600	$29,500

Deferred payments for acquisitions	$1,655	$47,258	$—

Inventories

Inventories

Inventories are valued at the lower of cost or market on a first in, first out basis. Work-in-process and finished goods inventories consist of materials, labor and manufacturing overhead. The valuation of inventory requires management to estimate excess and obsolete inventory. The Company employs a variety of methodologies to determine the net realizable value of its inventory. Provisions for excess and obsolete inventory are primarily based on management’s estimates of forecasted net sales and service usage levels. A significant change in the timing or level of demand for the Company’s products as compared to forecasted amounts may result in recording additional provisions for excess and obsolete inventory in the future. The Company records provisions for excess and obsolete inventory as cost of product sales.

Inventories consisted of the following:

	September 29, 2012	September 24, 2011
Raw materials	$134,983	$119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645

	$367,191	$230,544

Inventories

Inventories are stated at the lower of cost or market. Cost, which includes amounts related to materials, labor and overhead, is determined in a manner which approximates the first-in, first-out method. A reserve is recorded for excess and obsolete inventory based on management’s review of inventories on hand, compared to estimated future usage and sales, shelf-life and assumptions about the likelihood of obsolescence.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost less allowances for depreciation. The straight-line method of depreciation is used for all property and equipment. Repair and maintenance costs are expensed as incurred. Property and equipment are depreciated over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Building and improvements	35–40 years
Equipment and software	3–10 years
Equipment under customer usage agreements	3–8 years
Furniture and fixtures	5–7 years
Leasehold improvements	Shorter of the Original Term of Lease or Estimated Useful Life

Equipment under customer usage agreements primarily consists of diagnostic instrumentation and medical imaging equipment located at customer sites but owned by the Company. Generally, the customer has the right to use it for a period of time provided they meet certain agreed to conditions. The Company recovers the cost of providing the equipment from the sale of disposables. The depreciation costs associated with equipment under customer usage agreements are charged to cost of product sales over the estimated useful life of the equipment. The costs to maintain the equipment in the field are charged to cost of product sales as incurred.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is provided using the straight-line method over the estimated useful lives of the assets as follows:

Years
Building	10-50
Machinery and equipment	3-8
Furniture and fixtures	3

Depreciation expense was $25.6 million, $26.8 million, and $27.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of building improvements is provided over the shorter of the remaining life of the lease or the estimated useful life of the asset.

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets, which includes property and equipment and identifiable intangible assets (see below for discussion of intangible assets), for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10-35-15, Property, Plant and Equipment—Impairment or Disposal of Long-Lived Assets (ASC 360). Recoverability of these assets is evaluated by comparing the carrying value of the assets to the undiscounted cash flows estimated to be generated by those assets over their remaining economic life. If the undiscounted cash flows are not sufficient to recover the carrying value of the assets, the assets are considered impaired. The impairment loss is measured by comparing the fair value of the assets to their carrying value. Fair value is determined by either a quoted market price, if any, or a value determined by a discounted cash flow technique. At the end of the second quarter of fiscal 2012, the Company decided to cease manufacturing, marketing and selling its Adiana system, which was a product line within the Company’s GYN Surgical reporting segment, determining that the product was not financially viable and would not become so in the foreseeable future. As a result, in fiscal 2012, the Company recorded charges of $19.5 million of which $6.5 million was recorded within cost of product sales to write down certain manufacturing equipment and equipment placed at customer sites to its fair value that had no further utility. There were no material impairment charges related to property and equipment in fiscal 2011 and 2010.

Business Combinations and Acquisition of Intangible Assets

Business Combinations and Acquisition of Intangible Assets

The Company records tangible and intangible assets acquired in business combinations under the purchase method of accounting. The Company accounts for acquisitions in accordance with ASC 805, Business Combinations. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their fair values at the dates of acquisition. The Company allocates the purchase price in excess of the fair value of the net tangible assets acquired to identifiable intangible assets, including purchased research and development, based on detailed valuations that use certain information and assumptions provided by management. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill. The use of alternative valuation assumptions, including estimated cash flows and discount rates, and alternative useful life assumptions could result in different purchase price allocations and intangible asset amortization expense in current and future periods.

The valuation of purchased research and development as part of a business combination represents the estimated fair value at the dates of acquisition related to in-process projects. The Company’s purchased research and development represents the value of in-process projects that have not yet reached technological feasibility and have no alternative future uses as of the date of acquisition. As required by ASC 805, the Company capitalizes the value attributable to these in-process projects at the time of the acquisition pursuant to ASC 805. Subsequent to acquisition, in-process research and development is evaluated as an indefinite-lived intangible asset, consistent with the accounting treatment of goodwill. No additional amounts are capitalized and once the project is completed the asset is amortized over its estimated useful life. If the projects are not successful or completed in a timely manner, the Company may not realize the financial benefits expected for these projects or for the acquisitions as a whole and impairments may result.

The Company uses the income approach to determine the fair value of its purchased research and development acquired in a business combination. This approach determines fair value by estimating the after-tax cash flows attributable to an in-process project over its useful life and then discounting these after-tax cash flows back to a present value. The Company bases its revenue assumptions on estimates of relevant market sizes, expected market growth rates, expected trends in technology and expected product introductions by competitors. In arriving at the value of the in-process projects, the Company considers, among other factors, the in-process projects’ stage of completion, the complexity of the work completed as of the acquisition date, the costs already incurred, the projected costs to complete, the contribution of core technologies and other acquired assets, the expected introduction date and the estimated useful life of the technology. The Company bases the discount rate used to arrive at a present value as of the date of acquisition on the time value of money and medical technology investment risk factors. The Company believes that the estimated purchased research and development amounts so determined represent the fair value at the date of acquisition and do not exceed the amount a third-party would pay for the projects.

The Company also uses the income approach, as described above, to determine the estimated fair value of certain other identifiable intangible assets including developed technology, customer relationships, trade names and business licenses. Developed technology represents patented and unpatented technology and know-how. Customer relationships represent established relationships with customers, which provide a ready channel for the sale of additional products and services. Trade names represent acquired company and product names.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

Intangible Assets

Intangible assets are initially recorded at fair value and stated net of accumulated amortization and impairments. The Company amortizes its intangible assets that have finite lives using either the straight-line method, or if reliably determinable, based on the pattern in which the economic benefit of the asset is expected to be utilized. Amortization is recorded over the estimated useful lives ranging from 2 to 30 years. The Company evaluates the realizability of its definite lived intangible assets whenever events or changes in circumstances or business conditions indicate that the carrying value of these assets may not be recoverable based on expectations of future undiscounted cash flows for each asset group. If the carrying value of an asset or asset group exceeds its undiscounted cash flows, the Company estimates the fair of the assets, generally utilizing a discounted cash flow analysis based on the present value of estimated future cash flows to be generated by the assets using a risk-adjusted discount rate. To estimate the fair value of the assets, the Company uses market participant assumptions pursuant to ASC 820, Fair Value Measurements.

During the fourth quarter of fiscal 2012 in connection with the company-wide annual budgeting and strategic planning process, the Company determined that indicators of impairment existed in its MammoSite reporting unit, which is included in the Breast Health reportable segment. The impairment indicators were due to a reduction in the Company’s revenue projections and long-term growth rates as a result of the continuing deterioration of the brachytherapy market and competition from existing technologies. The Company’s cash flow estimates were based upon historical cash flows, as well as future projected cash flows derived from the company-wide annual planning process. The analysis indicated that MammoSite’s long-lived assets were recoverable based on the undiscounted cash flows over the remaining life of the predominant long-lived asset. The Company believes that its procedures for estimating future cash flows were reasonable and consistent with market conditions at the measurement date.

During the fourth quarter of fiscal 2010 in connection with the company-wide annual budgeting and strategic planning process, the Company determined that indicators of impairment existed in its MammoSite reporting unit. The impairment indicators were due to changing market conditions for the breast brachytherapy market, including downward pressure on procedure volumes due to the continuing adverse economic environment and current trends in breast cancer management, as well as competitive pricing pressures and competition from existing and alternative new technologies. These factors resulted in the Company lowering its financial projections for MammoSite. As a result, the Company performed the first step in the long-lived assets impairment test pursuant to ASC 360 and compared MammoSite’s forecasted undiscounted cash flows to the carrying value of its net assets. These cash flows were insufficient to recover MammoSite’s carrying value. Therefore, the Company determined the fair value of MammoSite’s long-lived assets, which are primarily intangible assets, using a discounted cash flow technique. The expected future cash flows are Level 3 inputs under ASC 820 and are those expected to be generated by market participants. Based on the estimated fair value of the long-lived assets, the Company recorded an aggregate impairment charge of $143.5 million to write down these intangible assets to their fair value. The charge was comprised of $123.4 million related to developed technology, which was recorded in cost of product sales in the Consolidated Statement of Operations, $11.8 million related to customer relationships and $8.3 million related to trade names, which were recorded in impairment of intangible assets in the Consolidated Statements of Operations. In addition, the Company recorded a goodwill impairment charge of $76.7 million (see below for further discussion).

During the fourth quarter of fiscal 2012 and 2010, the Company acquired certain in-process research and development assets that were not part of a business acquisition. Since these assets had no alternative future use, the Company recorded in-process research and development charges of $4.5 million and $2.0 million in fiscal 2012 and 2010, respectively.

Intangible assets consist of the following:

	As of September 29, 2012		As of September 24, 2011
Description	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Developed technology	$3,784,689	$788,274	$2,215,323	$586,647
In-process research and development	227,000	—	840	—
Customer relationships and contracts	1,097,842	205,612	507,974	150,039
Trade names	240,092	60,318	142,799	44,267
Patents	11,417	7,906	9,937	7,752
Business licenses	2,577	344	2,535	81
Non-compete agreements	310	223	297	112

	$5,363,927	$1,062,677	$2,879,705	$788,898

During 2012, the in-process research and development project from the Healthcome acquisition was completed and transferred to developed technology. In October 2012, one of the in-process research and development projects from the Gen-Probe acquisition, valued at $7.0 million, was completed.

Amortization expense related to developed technology and patents is classified as a component of cost of product sales—amortization of intangible assets in the Consolidated Statements of Operations. Amortization expense related to customer relationships and contracts, trade names, business licenses and non-competes is classified as a component of amortization of intangible assets in the Consolidated Statements of Operations.

The estimated amortization expense at September 29, 2012 for each of the five succeeding fiscal years is as follows:

Fiscal 2013	$413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	361,061

Goodwill

In accordance with ASC 350, Intangibles—Goodwill and Other (ASC 350), the Company tests goodwill at the reporting unit level for impairment on an annual basis and between annual tests if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate or operational performance of the business, and an adverse action or assessment by a regulator.

In performing the impairment test, the Company utilizes the two-step approach prescribed under ASC 350. The first step requires a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of its reporting units for Step 1, the Company primarily utilizes the income approach. The income approach is based on a discounted cash flow analysis (“DCF”) and calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF require significant judgment, including judgment about appropriate discount rates and terminal values, growth rates, and the amount and timing of expected future cash flows. The forecasted cash flows are based on the Company’s most recent budget and for years beyond the budget, the Company’s estimates are based on assumed growth rates. The Company believes its assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted-average cost of capital (“WACC”) of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before interest, taxes, depreciation and amortization (“EBITDA”) and is primarily used as a corroborative analysis to the results of the DCF. The Company believes its assumptions used to determine the fair value of its respective reporting units are reasonable. If different assumptions were used, particularly with respect to forecasted cash flows, terminal values, WACCs, or market multiples, different estimates of fair value may result and there could be the potential that an impairment charge could result. Actual operating results and the related cash flows of the reporting units could differ from the estimated operating results and related cash flows.

If the carrying value of a reporting unit exceeds its estimated fair value, the Company is required to perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is derived by performing a hypothetical purchase price allocation for each reporting unit as of the measurement date and allocating the reporting unit’s estimated fair value to its assets and liabilities. The residual amount from performing this allocation represents the implied fair value of goodwill. To the extent this amount is below the carrying value of goodwill, an impairment charge is recorded.

The Company conducted its fiscal 2012 annual impairment test on the first day of the fourth quarter. The Company utilized DCF and market approaches to estimate the fair value of its reporting units as of June 24, 2012, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it has used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples. In addition, using a DCF requires the use of a risk-adjusted discount rate for which the Company based its rate on the WACC of market participants. As a result of completing Step 1, all of the Company’s reporting units, except MammoSite, had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required. MammoSite’s fair value has declined from fiscal 2011 primarily due to a reduction in the Company’s revenue projections and long-term growth rates. The changes in MammoSite’s financial projections were a result of the continuing deterioration of the brachytherapy market, and competition from existing technologies. The Company performed the Step 2 analysis for MammoSite, consistent with the procedures described above, and recorded a $5.8 million goodwill impairment charge, resulting in no remaining goodwill for this reporting unit.

For the Company’s other reporting units, if their respective fair values had been lower by 10%, each reporting unit would have still passed Step 1 of the goodwill impairment test. Since, the fair value of the reporting units was determined by use of the DCF, and the key assumptions that drive the fair value in this model are the WACC, terminal values, growth rates, and the amount and timing of expected future cash flows, significant judgment is applied in determining fair value. If the current economic environment were to deteriorate, this would likely result in a higher WACC because market participants would require a higher rate of return. In the DCF as the WACC increases, the fair value decreases. The other significant factor in the DCF is our projected financial information (i.e., amount and timing of expected future cash flows and growth rates) and if these assumptions were to be adversely impacted, this could result in a reduction of the fair values of these reporting units.

The Company previously had ongoing litigation with Conceptus regarding potential patent infringement of a Conceptus patent by the Company’s Adiana system. In the first quarter of fiscal 2012, the jury returned a verdict in favor of Conceptus and awarded Conceptus $18.8 million in damages. Post trial motions were filed, and Conceptus sought to enjoin the Company from further sales of the Adiana system. At the time, the Company was appealing the jury verdict. The jury verdict in the first quarter of fiscal 2012 and related subsequent litigation status was an indicator of impairment for the Company’s GYN Surgical reporting unit, and a reduction in the anticipated future cash flows of the GYN Surgical reporting unit could result in a material impairment charge. Accordingly, the Company performed an interim goodwill impairment analysis of the GYN Surgical reporting unit as of December 24, 2011, updating its cash flow projections and related assumptions from its fiscal 2011 annual impairment test, including the WACC, under various potential scenarios. The Company applied the weighted average probability approach to these scenarios to estimate the fair value of the GYN Surgical reporting unit. As a result of completing Step 1, GYN Surgical’s fair value exceeded its carrying value. Therefore, Step 2 of the impairment test was not required as of December 24, 2011. The Company believed it used reasonable estimates and assumptions about future revenue, cost projections, cash flows, probabilities of cash flow scenarios, and market multiples as of that measurement date.

In connection with the Company’s decision to discontinue the Adiana product line in the second quarter of fiscal 2012 and the Company’s updated lower forecast for the GYN Surgical reporting unit, the Company concluded that potential goodwill impairment indicators existed as of March 24, 2012. As such, the Company performed another interim goodwill impairment test of the GYN Surgical reporting unit as of March 24, 2012, updating its cash flow projections and related assumptions from the analysis performed as of December 24, 2011. As a result of completing Step 1, GYN Surgical’s fair value exceeded its carrying value. Therefore, Step 2 of the impairment test was not required as of March 24, 2012. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows, probabilities of cash flow scenarios, and market multiples as of that measurement date.

The Company conducted its fiscal 2011 annual impairment test on the first day of the fourth quarter, and as noted above used DCF and market approaches to estimate the fair value of its reporting units as of June 26, 2011, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples as of the measurement date. As a result of completing Step 1, all of the Company’s reporting units had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required. For illustrative purposes, had the fair value of each reporting unit been lower by 10%, each reporting unit would have still passed Step 1 of the goodwill impairment test.

The Company conducted its fiscal 2010 annual impairment test on the first day of the fourth quarter. The Company utilized DCF and market approaches to estimate the fair value of its reporting units as of June 27, 2010, and ultimately used the fair value determined by the DCF in making its impairment test conclusions. The Company believes it used reasonable estimates and assumptions about future revenue, cost projections, cash flows and market multiples as of the measurement date. As a result of completing Step 1, all of the Company’s reporting units, except MammoSite, had fair values exceeding their carrying values, and as such, Step 2 of the impairment test was not required for these reporting units. MammoSite’s fair value declined from fiscal 2009 primarily due to a reduction in its long-term growth rates. The changes in MammoSite’s financial projections were a result of changing market conditions for the brachytherapy market, including downward pressure on procedure volumes due to the continuing adverse economic environment and current trends in breast cancer management, as well as competitive pricing pressures and competition from existing and alternative new technologies. The DCF calculation of fair value was positively impacted by a reduction in the discount rate to 11.0% from 12.5% used in the fiscal 2009 annual impairment test due to slight overall improvements in economic conditions and changes in the financial projections.

The Company performed the Step 2 analysis for MammoSite and recorded a $76.7 million impairment charge. For illustrative purposes had the fair value of MammoSite been 10% lower, the charge would have been higher by $2.5 million. If the fair value of the Company’s other reporting units had been lower by 10%, one reporting unit would have failed Step 1 requiring a Step 2 analysis. This reporting unit is in the Breast Health reportable segment and had a fair value at the annual impairment measurement date that exceeded its carrying value by 4% with goodwill of $256.5 million. The fair value of the reporting unit was determined by use of the DCF, and the key assumptions that drive the fair value in this model are the WACC, terminal values, growth rates, and the amount and timing of expected future cash flows. At September 25, 2010, for the Company’s other reporting units with goodwill aggregating $1.85 billion, the Company believed that these reporting units were not at risk of failing Step 1 of the goodwill impairment test.

The Company believes that the procedures performed and the estimates and assumptions used in the Step 1 and Step 2 analyses for each reporting unit are reasonable and in accordance with U.S. generally accepted accounting principles. The estimate of fair value requires significant judgment. The impairment testing process is subjective and requires judgment at many points throughout the analysis. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for these assets not previously recorded.

A rollforward of goodwill activity by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Skeletal Health	Total
Balance at September 24, 2011	$638,887	$633,319	$1,009,973	$8,151	$2,290,330
Gen-Probe acquisition	—	1,652,546	—	—	1,652,546
Impairment charge	(5,826)	—	—	—	(5,826)
Tax adjustments	—	(1,315)	6,212	—	4,897
Foreign currency	2,082	907	325	(26)	3,288
Other adjustments	598	(2,010)	(1,044)	—	(2,456)

Balance at September 29, 2012	$635,741	$2,283,447	$1,015,466	$8,125	$3,942,779

A rollforward of accumulated goodwill impairment losses by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Total
Balance at September 24, 2011	$342,593	$908,349	$1,165,804	$2,416,746
Impairment charge	5,826	—	—	5,826

Balance at September 29, 2012	$348,419	$908,349	$1,165,804	$2,422,572

Goodwill and Intangible Assets

The Company capitalizes license fee payments that relate to approved products and acquired intangibles with alternative future uses.

The Company capitalizes manufacturing access fees that it pays when (i) the fee embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (ii) the Company can obtain the benefit and control others’ access to it, and (iii) the transaction or other event giving rise to the entity’s right to or control of the benefit has already occurred.

Intangible assets that the Company acquires are initially recognized and measured based on their fair value. The Company uses the present value technique of estimated future cash flows to measure the fair value of assets at the date of acquisition. Those cash flow estimates incorporate assumptions based on historical experience with selling similar products in the marketplace. The useful life of an intangible asset to an entity is the period over which the asset is expected to contribute directly or indirectly to the future cash flows of that entity. The Company amortizes its capitalized intangible assets over the remaining economic life of the relevant technology using the straight-line method, which currently ranges from 2 to 20 years, as the cash flows generated by these intangible assets cannot be reliably determined.

The Company’s business acquisitions typically result in the recording of goodwill and other intangible assets, and the recorded values of those assets may become impaired in the future. The Company also acquires intangible assets in other types of transactions. As of December 31, 2011, the Company’s goodwill and intangible assets (excluding capitalized software), net of accumulated amortization, were $140.4 million and $156.3 million, respectively. Of the $140.4 million of goodwill recorded at December 31, 2011, $62.0 million, $33.0 million, and $26.8 million related to the acquisitions of Tepnel, Prodesse and GTI Diagnostics, respectively.

The valuation of intangible assets requires management to make estimates and assumptions that affect the Company’s consolidated financial statements. For intangible assets purchased in a business combination, the estimated fair values of the assets acquired are used to establish their recorded values. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. An estimate of fair value can be affected by many assumptions which require significant judgment. For example, the income approach requires assumptions related to the appropriate business model to be used to estimate cash flows, total addressable market, pricing and share forecasts, competition, technology obsolescence, future tax rates and discount rates. The Company’s estimates of the fair value of certain assets, or its conclusion that the value of certain assets is not reliably estimable, may differ materially from determinations made by others who use different assumptions or utilize different valuation models. New information may arise in the future that affects the Company’s fair value estimates and could result in adjustments to its estimates in the future, which could have an adverse impact on its results of operations.

The Company assesses the impairment of goodwill and intangible assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is reviewed at least annually at the reporting unit level, and occurs at the same time in the fourth quarter of each year, unless circumstances indicate that impairment has occurred before the fourth quarter of any given year. The Company utilizes a discounted cash flow analysis to estimate the fair value of each reporting unit. The evaluation includes management estimates of cash flow projections based on an internal strategic review. Key assumptions from this strategic review include revenue growth, gross and operating margin growth, and the Company’s weighted average cost of capital. The Company uses specific discount rates to determine the estimated value of each reporting unit. The Company may supplement its discounted cash flow analysis with other acceptable valuation techniques, when deemed necessary. If actual results are not consistent with the Company’s estimates and assumptions used in estimating future cash flows and asset fair values, the Company may be exposed to losses that could be material.

Factors the Company considers important that could trigger impairment include the following:

•	significant under performance relative to historical or projected future operating results;

•	significant changes in the manner of the Company’s use of the acquired assets or the strategy for its overall business;

•	significant negative industry or economic trends;

•	significant declines in the Company’s stock price for a sustained period; and

•	decreased market capitalization relative to net book value.

When there is an indication that the carrying value of goodwill or an intangible asset may not be recoverable based upon the existence of one or more of the above indicators or other factors, an impairment loss is recognized if the carrying amount exceeds its fair value. Any resulting impairment loss could have an adverse impact on the Company’s operating expenses.

In the fourth quarter of 2011, the Company recorded impairment charges related to goodwill and intangible assets acquired in business combinations. See Note 2 of these Notes to Consolidated Financial Statements for further details.

Other Assets

Other Assets

Other assets consist of the following:

	September 29, 2012	September 24, 2011
Other Assets
Deferred financing costs	$82,760	$11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995	—
Marketable security	6,029	—
Manufacturing access fees	18,323	—
Cost-method equity investments	15,976	4,608
Other	6,006	6,815

	$162,067	$46,077

Deferred financing costs are related to the Company’s Convertible Notes, Credit Agreement and Senior Notes (see Note 5 for further discussion). The Company is amortizing amounts related to each debt issuance using the effective interest rate method over the period of earliest redemption or the term of such debt. Life insurance contracts were purchased in connection with the Company’s Nonqualified Deferred Compensation Plan (“DCP”) and are recorded at their cash surrender value (see Note 11 for further discussion). The marketable security represents a publicly traded equity security, and the mutual funds are the underlying investments related to the deferred compensation liabilities the Company assumed in connection with the Gen-Probe acquisition. The manufacturing access fees are related to a manufacturing supply and purchase agreement for our HPV products acquired in the Gen-Probe acquisition, and these fees are being amortized over the term of the agreement.

The Company’s cost-method equity investments are generally carried at cost as the Company owns less than 20% of the voting equity and does not have the ability to exercise significant influence over these companies. The Company regularly evaluates the carrying value of its cost-method equity investments for impairment and whether any events or circumstances are identified that would significantly harm the fair value of the investment. The primary indicators the Company utilizes to identify these events and circumstances are the investee’s ability to remain in business, such as the investee’s liquidity and rate of cash use, and the investee’s ability to secure additional funding and the value of that additional funding. In the event a decline in fair value is judged to be other-than-temporary, the Company will record an other-than-temporary impairment charge in other income (expense), net in the Consolidated Statements of Operations. During fiscal 2011 and 2010, the Company recorded other-than-temporary impairment charges of $2.4 million and $1.1 million, respectively, related to certain of its cost-method equity investments to adjust their carrying amounts to fair value. No such charges were recorded in fiscal 2012.

Research and Software Development Costs

Research and Software Development Costs

Costs incurred for the research and development of the Company’s products are expensed as incurred. Nonrefundable advance payments for goods or services to be received in the future by the Company for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed. If the Company’s expectations change such that it does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments are recorded to expense in that period.

The Company accounts for the development costs of software embedded in the Company’s products in accordance with ASC 985, Software. Costs incurred in the research, design and development of software embedded in products to be sold to customers are charged to expense until technological feasibility of the ultimate product to be sold is established. The Company’s policy is that technological feasibility is achieved when a working model, with the key features and functions of the product, is available for customer testing. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs eligible for capitalization have not been significant to date.

Research and Development

Research and development expenses consist of costs incurred for internal and collaborative research and development. Expenditures relating to research and development are expensed in the period incurred.

The Company does not separately track all of the costs applicable to collaborative research revenue, as the Company does not distinguish between the Company’s internal development activities and the development efforts made pursuant to agreements with third parties. The costs associated with collaborative research revenue are based on fully burdened full time equivalent rates and are reflected in the Company’s consolidated statements of income under the captions “Research and development,” “Marketing and sales,” and “General and administrative,” based on the nature of the costs.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of the Company’s foreign subsidiaries are translated in accordance with ASC 830, Foreign Currency Matters. The reporting currency for the Company is the U.S. dollar. With the exception of its Costa Rica subsidiary, whose functional currency is the U.S. dollar, the functional currency of the Company’s foreign subsidiaries is their local currency. Accordingly, assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each balance sheet date. Before translation, the Company re-measures foreign currency denominated assets and liabilities, including inter-company accounts receivable and payable, into the functional currency of the respective entity, resulting in unrealized gains or losses recorded in other income (expense), net in the Consolidated Statement of Operations. Revenues and expenses are translated using average exchange rates during the respective period. Foreign currency translation adjustments are accumulated as a component of other comprehensive income (loss) as a separate component of stockholders’ equity. Gains and losses arising from transactions denominated in foreign currencies are included in other income (expense), net in the Consolidated Statements of Operations and to date have not been material.

Foreign Currencies

The Company translates the financial statements of its non-U.S. operations using the end-of-period exchange rates for assets and liabilities and the average exchange rates for each reporting period for results of operations. Net gains and losses resulting from the translation of foreign financial statements and the effect of exchange rates on intercompany receivables and payables of a long-term investment nature are recorded as a separate component of stockholders’ equity under the caption “Accumulated other comprehensive income (loss).” These adjustments will affect net income upon the sale or liquidation of the underlying investment.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

Other comprehensive income (loss) includes certain transactions that have generally been reported in the statement of stockholders’ equity. The components of accumulated other comprehensive income consisted of the following:

	September 29, 2012	September 24, 2011
Foreign currency translation adjustment	$7,211	$994
Unrealized gains on available-for-sale securities, net of tax of $36	62	—
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001

	$6,790	$1,995

Accumulated Other Comprehensive Income (Loss)

All components of comprehensive income, including net income, are reported in the consolidated financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net income and other comprehensive income (loss), which includes certain changes in stockholders’ equity, such as foreign currency translation of the Company’s wholly owned subsidiaries’ financial statements and unrealized gains and losses on its available-for-sale securities, are reported, net of their related tax effect, to arrive at comprehensive income.

Certain 2011 prior year components of comprehensive income have been corrected. The clerical errors identified and corrected were equal and offsetting in nature, and did not change the presentation of the total unrealized gains (losses) for the prior period. Additionally, the change in presentation had no impact on comprehensive income or accumulated other comprehensive income (loss) for the 2011 or any other prior period presented.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the sale of its products, primarily medical imaging systems and diagnostic and surgical disposable products, and related services, which are primarily support and maintenance services on its medical imaging systems.

The Company recognizes product revenue upon shipment provided that there is persuasive evidence of an arrangement, there are no uncertainties regarding acceptance, the sales price is fixed or determinable, no right of return exists and collection of the resulting receivable is reasonably assured. Generally, the Company’s product arrangements for capital equipment sales, primarily in its Breast Health and Skeletal Health reporting segments, are multiple-element arrangements, including services, such as installation and training, and multiple products. Based on the terms and conditions of the product arrangements, the Company believes that these services and undelivered products can be accounted for separately from the delivered product element as the Company’s delivered products have value to its customers on a stand-alone basis. Accordingly, revenue for services not yet performed at the time of product shipment are deferred and recognized as such services are performed. The relative selling price of any undelivered products is also deferred at the time of shipment and recognized as revenue when these products are delivered. There is no customer right of return in the Company’s sales agreements.

Service revenues primarily consist of amounts recorded under service and maintenance contracts and repairs not covered under warranty, installation and training, and shipping and handling costs billed to customers. Service and maintenance contract revenues are recognized ratably over the term of the contract. Other service revenues are recognized as the services are performed.

For revenue arrangements with multiple deliverables, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, and if the arrangement includes a general right of return relative to the delivered items, the delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. Some of the Company’s products have both software and non-software components that function together to deliver the product’s essential functionality. The Company determined that except for its computer-aided detection (“CAD”) products, the software element in its other products is incidental in accordance with the software revenue recognition rules and are not within the scope of the software revenue recognition rules, ASC 985-605, Software—Revenue Recognition. The Company determined that given the significance of the software component’s functionality to its CAD systems, which are sold by its Breast Health segment, these products are within the scope of the software revenue recognition rules. The Company evaluated the appropriate revenue recognition treatment of its other hardware products, including its Dimensions digital mammography systems, which have both software and non-software components that function together to deliver the products’ essential functionality (i.e., it is a tangible product), and determined they are not within the scope of ASC 985-605.

The Company is required to allocate revenue to its multiple element arrangements based on the relative fair value of each element’s selling price. The Company typically determines the selling price of its products based on its best estimate of selling prices (“ESP”) and services based on vendor-specific objective evidence of selling price (“VSOE”). The Company determines VSOE based on its normal pricing and discounting practices for the specific product or service when sold on a stand-alone basis. In determining VSOE, the Company’s policy requires a substantial majority of selling prices for a product or service to be within a reasonably narrow range. The Company also considers the class of customer, method of distribution, and the geographies into which its products and services are sold when determining VSOE. The Company typically has had VSOE for its products and services. If VSOE cannot be established, which may occur in instances when a product or service has not been sold separately, stand-alone sales are too infrequent, or product pricing is not within a narrow range, the Company attempts to establish the selling price based on third-party evidence of selling price (“TPE”). TPE is determined based on competitor prices for similar deliverables when sold separately. When the Company cannot determine VSOE or TPE, it uses ESP in its allocation of arrangement consideration. The objective of ESP is to determine the price at which the Company would typically transact a stand-alone sale of the product or service. ESP is determined by considering a number of factors including Company pricing policies, internal costs and gross margin objectives, method of distribution, information gathered from experience in customer negotiations, market research and information, recent technological trends, competitive landscape and geographies.

For those arrangements accounted for under the software revenue recognition rules, ASC 985-605 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on their relative VSOE of fair value. If VSOE does not exist for a delivered element, the residual method is applied in which the arrangement consideration is allocated to the undelivered elements based on their VSOE with the remaining consideration recognized as revenue for the delivered elements. For multiple-element software arrangements where VSOE of fair value of Post-Contract Customer Support (“PCS”) has been established, the Company recognizes revenue using the residual method at the time all other revenue recognition criteria have been met.

As part of the Diagnostics reporting segment and as a result of the Gen-Probe, acquisition, the Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). The Company’s agreement provides that it shares a portion of Novartis’s revenue from screening blood donations. Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon fixed transfer price, which is not refundable, and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user in excess of the transfer price revenues recognized is not known until it is reported to the Company by Novartis. On a monthly basis, Novartis reports net revenue generated during the prior month and remits an additional corresponding net payment to the Company, which is recorded as revenue at that time. This payment combined with the transfer price revenues previously recognized represents the Company’s ultimate share of net revenue under the agreement.

Within its Diagnostics business, and to a lesser extent, its GYN Surgical business, the Company provides its instrumentation (for example, the ThinPrep Processor, ThinPrep Imaging System, PANTHER and TIGRIS systems) and certain other hardware to customers without requiring them to purchase the equipment or enter into a lease. Instead, the Company recovers the cost of providing the instrumentation and equipment in the amount it charges for its diagnostic tests and assays and other disposables. Customers enter into a customer usage agreement, and the Company installs the equipment at customer sites and customers commit to purchasing minimum quantities of disposable products at a stated price over a defined contract term, which is typically between three and five years. Revenue is recognized over the term of the customer usage agreement as tests, assays and other disposable products are shipped. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet the Company’s specifications and the specifications of the United States Food and Drug Administration (“FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

Revenue Recognition

The Company records shipments of its clinical diagnostic products as product sales when the product is shipped, title and risk of loss have passed to the customer, the consideration is fixed and determinable, and collection of the resulting receivable is reasonably assured.

The Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon transfer price and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user in excess of the transfer price revenues recognized is not known until reported to the Company by Novartis. On a monthly basis, Novartis reports net revenue generated during the prior month and remits an additional corresponding net payment to the Company which, when taken together with the transfer price revenues previously recognized, represents the Company’s ultimate share of net revenue under the collaboration.

In most cases, the Company provides its instrumentation to its clinical diagnostics customers without requiring them to purchase the equipment or enter into an equipment lease. Instead, the Company recovers the cost of providing the instrumentation in the amount it charges for its diagnostic assays. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet Gen-Probe’s specifications and the specifications of the United States Food and Drug Administration (the “FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

The Company records revenue for its research products and services in the period during which the related costs are incurred or the services are provided. This revenue consists of outsourcing services for the pharmaceutical, biotechnology and healthcare industries, including nucleic acid purification and analysis services, as well as the sale of monoclonal antibodies.

Revenue arrangements with multiple deliverables are evaluated for proper accounting treatment. In these arrangements, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, if the arrangement includes a general right of return relative to the delivered items, and if delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. Beginning in 2011, arrangement consideration is allocated at the inception of the arrangement to all deliverables using the relative selling price method that is based on a three-tier hierarchy. The relative selling price method requires that the estimated selling price for each deliverable be based on vendor-specific objective evidence (“VSOE”) of fair value, which represents the price charged for each deliverable when it is sold separately or, for a deliverable not yet being sold separately, the price established by management. When VSOE of fair value is not available, third-party evidence (“TPE”) of fair value is acceptable, or a best estimate of the selling price if neither VSOE nor TPE is available. A best estimate of the selling price should be consistent with the objective of determining the price at which the Company would transact if the deliverable were sold regularly on a stand-alone basis and should also take into account market conditions and company-specific factors.

The Company recognizes collaborative research revenue over the term of various collaboration agreements, as negotiated monthly contracted amounts are earned or reimbursable costs are incurred related to those agreements. Negotiated monthly contracted amounts are earned in relative proportion to the performance required under the applicable contracts. Non-refundable license fees with stand-alone value are recognized at the time that the Company has satisfied all performance obligations. License fees without stand-alone value are recognized in combination with any undelivered performance obligations. Milestone consideration that is contingent upon achievement of a milestone in its entirety is recorded as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. These criteria include: (i) the consideration being earned should be commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration being earned should relate solely to past performance; (iii) the consideration being earned should be reasonable relative to all deliverables and payment terms in the arrangement; and (iv) the milestone should be considered in its entirety and cannot be bifurcated into substantive and non-substantive components. Any amounts received prior to satisfying the Company’s revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheets. In the second quarter of 2012, the Company recognized a $5.0 million milestone from Novartis relating to the CE marking of the PANTHER instrument and the Ultrio Elite assay for the blood screening market. The milestone has been recorded within “Collaborative research revenue” in the Company’s consolidated statements of income.

Royalty and license revenue is recognized in connection with the sale or use of the Company’s products or technologies under license agreements with third parties. For those arrangements where royalties are reasonably estimable, the Company recognizes revenue based on estimates of royalties earned during the applicable period and adjusts for differences between the estimated and actual royalties in the following period. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, the Company recognizes revenue upon receipt of royalty statements from the applicable licensee.

Revenue Recognition

The Company records shipments of its clinical diagnostic products as product sales when the product is shipped, title and risk of loss have passed to the customer, the consideration is fixed and determinable, and collection of the resulting receivable is reasonably assured.

The Company manufactures blood screening products according to demand schedules provided by its collaboration partner, Novartis Vaccines and Diagnostics, Inc. (“Novartis”). Upon shipment to Novartis, the Company recognizes blood screening product sales at an agreed upon transfer price and records the related cost of products sold. Based on the terms of the Company’s collaboration agreement with Novartis, the Company’s ultimate share of the net revenue from sales to the end user is not known until reported to the Company by Novartis. The Company then adjusts blood screening product sales upon receipt of customer revenue reports and a net payment from Novartis of amounts reflecting the Company’s ultimate share of net sales by Novartis for these products, less the transfer price revenues previously recognized.

In most cases, the Company provides its instrumentation to its clinical diagnostics customers without requiring them to purchase the equipment or enter into an equipment lease. Instead, the Company recovers the cost of providing the instrumentation in the amount it charges for its diagnostic assays. The depreciation costs associated with an instrument are charged to cost of product sales on a straight-line basis over the estimated life of the instrument. The costs to maintain these instruments in the field are charged to cost of product sales as incurred.

The Company sells its instruments to Novartis for use in blood screening and records these instrument sales upon delivery since Novartis is responsible for the placement, maintenance and repair of the units with its customers. The Company also sells instruments to its clinical diagnostics customers and records sales of these instruments upon delivery and customer acceptance. For certain customers with non-standard payment terms, instrument sales are recorded based upon expected cash collection. Prior to delivery, each instrument is tested to meet Gen-Probe’s specifications and the specifications of the United States Food and Drug Administration (“FDA”), and is shipped fully assembled. Customer acceptance of the Company’s clinical diagnostic instrument systems requires installation and training by the Company’s technical service personnel. Installation is a standard process consisting principally of uncrating, calibrating and testing the instrumentation.

The Company records revenue on its research products and services in the period during which the related costs are incurred or the services are provided. This revenue consists of outsourcing services for the pharmaceutical, biotechnology and healthcare industries, including nucleic acid purification and analysis services, as well as the sale of monoclonal antibodies.

Revenue arrangements with multiple deliverables are evaluated for proper accounting treatment. In these arrangements, the Company records revenue as separate units of accounting if the delivered items have value to the customer on a stand-alone basis, if the arrangement includes a general right of return relative to the delivered items, and if delivery or performance of the undelivered items is considered probable and substantially within the Company’s control. For transactions entered into prior to 2011, consideration was allocated to each unit of accounting based on its relative fair value when objective and reliable evidence of fair value existed for all units of accounting in an arrangement. The fair value of an item was the price charged for the product, if the item was sold on a stand-alone basis. When the Company was unable to establish fair value for delivered items or when fair value of undelivered items had not been established, revenue was deferred until all elements were delivered and services had been performed or until fair value could be objectively determined for any undelivered elements. Beginning in 2011, arrangement consideration is allocated at the inception of the arrangement to all deliverables using the relative selling price method that is based on a three-tier hierarchy. The relative selling price method requires that the estimated selling price for each deliverable be based on vendor-specific objective evidence (“VSOE”) of fair value, which represents the price charged for each deliverable when it is sold separately or, for a deliverable not yet being sold separately, the price established by management. When VSOE of fair value is not available, third-party evidence (“TPE”) of fair value is acceptable, or a best estimate of selling price if neither VSOE nor TPE are available. A best estimate of selling price should be consistent with the objective of determining the price at which the Company would transact if the deliverable were sold regularly on a stand-alone basis and should also take into account market conditions and company-specific factors.

The Company recognizes collaborative research revenue over the term of various collaboration agreements, as negotiated monthly contracted amounts are earned or reimbursable costs are incurred related to those agreements. Negotiated monthly contracted amounts are earned in relative proportion to the performance required under the applicable contracts. Non-refundable license fees with stand-alone value are recognized at the time that the Company has satisfied all performance obligations. License fees without stand-alone value are recognized in combination with any undelivered performance obligations. Milestone consideration that is contingent upon achievement of a milestone in its entirety is recorded as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. These criteria include: (i) the consideration being earned should be commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the Company’s performance to achieve the milestone; (ii) the consideration being earned should relate solely to past performance; (iii) the consideration being earned should be reasonable relative to all deliverables and payment terms in the arrangement; and (iv) the milestone should be considered in its entirety and cannot be bifurcated into substantive and non-substantive components. Any amounts received prior to satisfying the Company’s revenue recognition criteria are recorded as deferred revenue on the Company’s consolidated balance sheets.

Royalty and license revenue is recognized related to the sale or use of the Company’s products or technologies under license agreements with third parties. For those arrangements where royalties are reasonably estimable, the Company recognizes revenue based on estimates of royalties earned during the applicable period and adjusts for differences between the estimated and actual royalties in the following period. Historically, these adjustments have not been material. For those arrangements where royalties are not reasonably estimable, the Company recognizes revenue upon receipt of royalty statements from the applicable licensee.

Accounting Standards Update 2011-04

Accounting Standards Update 2011-04

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) on fair value measurement. The ASU expands the disclosure requirements of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC Topic 820”), for fair value measurements and makes other amendments. Specifically, the ASU clarifies the accounting guidance for highest-and-best-use and valuation-premise concepts for non-financial assets, application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk, premiums or discounts in fair value measurement, and fair value of an instrument classified in an entity’s stockholders’ equity. Additionally, the ASU expands the disclosure requirements under ASC Topic 820, particularly for Level 3 inputs. The ASU was effective for interim and annual reporting periods of the Company beginning January 1, 2012. Upon adoption, the guidance did not have a material impact on the Company’s consolidated financial statements and is not expected to have a material impact on its future operating results.

Accounting Standards Update 2011-04

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) on fair value measurement. The ASU expands the disclosure requirements of ASC Topic 820 for fair value measurements and makes other amendments. Specifically, the ASU clarifies the accounting guidance for highest-and-best-use and valuation-premise concepts for non-financial assets, application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk, premiums or discounts in fair value measurement, and fair value of an instrument classified in an entity’s stockholders’ equity. Additionally, the ASU expands the disclosure requirements under ASC Topic 820, particularly for Level 3 inputs. The ASU is effective for interim and annual reporting periods of the Company beginning January 1, 2012. Early adoption is not permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Accounts Receivable and Reserves

Accounts Receivable and Reserves

The Company records reserves for doubtful accounts based upon a specific review of all outstanding invoices, known collection issues and historical experience. The Company regularly evaluates the collectability of its trade accounts receivables and performs ongoing credit evaluations of its customers and adjusts credit limits based upon payment history and its assessment of the customer’s current credit worthiness. These estimates are based on specific facts and circumstances of particular orders, analysis of credit memo data and other known factors.

Accounts receivable reserve activity for fiscal 2012, 2011 and 2010 is as follows:

	Balance at Beginning of Period	Charged to Costs and Expenses	Write- offs and Payments	Balance at End of Period
Period Ended:
September 29, 2012	$6,516	$3,270	$(3,390)	$6,396
September 24, 2011	$7,769	$1,614	$(2,867)	$6,516
September 25, 2010	$7,279	$1,895	$(1,405)	$7,769

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and are non-interest bearing. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Credit losses historically have been minimal and within management’s expectations. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of the customers’ ability to make payments, additional allowances would be required.

Accounting Standards Update 2011-05 and 2011-12

Accounting Standards Update 2011-05 and 2011-12

In June 2011, the FASB issued ASU 2011-05 on the presentation of comprehensive income. The ASU removes the presentation options in ASC Topic 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income (loss) and does not require any incremental disclosures in addition to those already required under existing accounting guidance. The ASU was effective for interim and annual reporting periods of the Company beginning January 1, 2012. For the six months ended June 30, 2012, the Company has applied the provisions of ASU 2011-05 by presenting comprehensive income in statements separate from the consolidated statements of income.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Accounting Standards Update 2011-05 and 2011-12

In June 2011, the FASB issued ASU 2011-05 on the presentation of comprehensive income. The ASU removes the presentation options in ASC Topic 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income (loss) and does not require any incremental disclosures in addition to those already required under existing accounting guidance. The ASU is effective for interim and annual reporting periods of the Company beginning January 1, 2012. The guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Company has adopted this guidance beginning January 1, 2012. The adoption of this guidance did not have any effect on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Cost of Service and Other Revenues

Cost of Service and Other Revenues

Cost of service and other revenues primarily represents payroll and related costs associated with the Company’s professional services’ employees, consultants, infrastructure costs and overhead allocations, including depreciation and rent and materials consumed in providing the service.

Accounting Standards Update 2011-08

Accounting Standards Update 2011-08

In September 2011, the FASB issued an ASU on performing goodwill impairment testing. The ASU amends the guidance in ASU Topic 350-20, Goodwill. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, does not revise the requirement to test goodwill annually for impairment, and does not amend the requirement to test goodwill for impairment between annual tests if events and circumstances warrant. The ASU provides examples of events and circumstances to consider for qualitative assessment. The amendments were effective for annual and interim goodwill impairment tests performed by the Company beginning January 1, 2012. The Company adopted this guidance in the first quarter of 2012 for its goodwill impairment testing. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Accounting Standards Update 2011-08

In September 2011, the FASB issued ASU 2011-08 on performing goodwill impairment testing. The ASU amends the guidance in ASC Topic 350-20, Goodwill. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, does not revise the requirement to test goodwill annually for impairment, and does not amend the requirement to test goodwill for impairment between annual tests if events and circumstances warrant. The ASU provides examples of events and circumstances to consider for qualitative assessment. The amendments are effective for annual and interim goodwill impairment tests performed by the Company beginning January 1, 2012. Early adoption is permitted. The Company plans to adopt this guidance in the first quarter of 2012 for its goodwill impairment testing. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based payments in accordance with ASC 718, Stock Compensation. As such, all share-based payments to employees, including grants of stock options and restricted stock units and shares issued under the Company’s employee stock purchase plan, are recognized in the Consolidated Statements of Operations based on their fair values on the date of grant.

Stock-based Compensation

Stock-based compensation expense is recognized for restricted stock, deferred issuance restricted stock, performance stock awards, which include awards subject to performance conditions and/or market conditions, stock options, and shares purchasable under the Company’s Employee Stock Purchase Plan (“ESPP”). Certain of these costs are capitalized into inventory on the Company’s consolidated balance sheets, and are recognized as an expense when the related products are sold.

The Company uses the Black-Scholes-Merton option pricing model to value stock options granted. The determination of the fair value of stock option awards on the date of grant using the Black-Scholes-Merton model is affected by the Company’s stock price and the implied volatility on its traded options, as well as the input of other subjective assumptions. These assumptions include, but are not limited to, the expected term of stock options and the Company’s expected stock price volatility over the term of the awards.

Stock-based compensation expense for restricted stock, deferred issuance restricted stock, and performance condition stock awards is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation expense for market condition stock awards is measured based on the fair value of the award on the date of grant using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple point variables that determine the probability of satisfying the market condition stipulated in the grant and calculates the fair value of the award.

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the Company’s ESPP, as well as the resulting average fair values:

	Six Months Ended June 30,
	2012	2011
Stock option plans
Risk-free interest rate	0.7%	1.7%
Volatility	34.4%	30.9%
Dividend yield	—	—
Expected term (years)	4.3	4.3
Resulting average fair value	$19.61	$18.05
Performance stock awards (1)
Risk-free interest rate	0.4%	1.3%
Volatility	30.1%	33.4%
Dividend yield	—	—
Resulting average fair value	$81.96	$82.58
Employee stock purchase plan
Risk-free interest rate	0.1%	0.2%
Volatility	38.7%	21.5%
Dividend yield	—	—
Expected term (years)	0.5	0.5
Resulting average fair value	$15.27	$12.27

The Company’s unrecognized stock-based compensation expense as of June 30, 2012, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of June 30, 2012
Stock Options	2.9	$33,228
Performance stock awards	2.4	9,019
Restricted stock	1.9	1,342
Deferred issuance restricted stock	0.9	193
Employee stock purchase plan	0.2	114

Total		$43,896

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income for the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Cost of product sales	$1,792	$1,582
Research and development	3,628	3,853
Marketing and sales	1,481	1,346
General and administrative	5,690	6,078

Total	$12,591	$12,859

Stock-based Compensation

The Company uses the Black-Scholes-Merton option pricing model to value stock options granted. The determination of the fair value of stock option awards on the date of grant using the Black-Scholes-Merton model is affected by the Company’s stock price and the implied volatility on its traded options, as well as the input of other subjective assumptions. These assumptions include, but are not limited to, the expected term of stock options and the Company’s expected stock price volatility over the term of the awards.

Stock-based compensation expense is recognized for restricted stock, deferred issuance restricted stock, performance stock awards, which include awards subject to performance conditions and/or market conditions, stock options, and shares purchasable under the Company’s Employee Stock Purchase Plan (“ESPP”). Stock-based compensation expense for restricted stock, deferred issuance restricted stock, and performance condition stock awards is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation expense for market condition stock awards is measured based on the fair value of the award on the date of grant using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple point variables that determine the probability of satisfying the market condition stipulated in the grant and calculates the fair value of the award. Certain of these costs are capitalized into inventory on the Company’s consolidated balance sheets, and are recognized as an expense when the related products are sold.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares and the dilutive effect of potential future issuances of common stock from outstanding stock options, restricted stock units and convertible debt determined by applying the treasury stock method. In accordance with ASC 718, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of in-the-money stock options and restricted stock units. This results in the assumed buyback of additional shares, thereby reducing the dilutive impact of stock options.

The Company applies the provisions of ASC 260, Earnings Per Share, Subsection 10-45-44, to determine the diluted weighted average shares outstanding as it relates to its Convertible Notes, and due to the type of debt instrument issued, the Company applies the treasury stock method and not the if-converted method. The dilutive impact of the Company’s Convertible Notes is based on the difference between the Company’s current period average stock price and the conversion price of the Convertible Notes, provided there is a premium. Pursuant to this accounting standard, there is no dilution from the accreted principal of the Convertible Notes.

A calculation of net income (loss) per share and a reconciliation of basic and diluted share amounts for fiscal 2012, 2011, and 2010 is as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
Numerator:
Net (loss) income	$(73,634)	$157,150	$(62,813)

Denominator:
Basic weighted average common shares outstanding	264,041	261,099	258,743
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units	—	3,206	—

Diluted weighted average common shares outstanding	264,041	264,305	258,743

Basic net (loss) income per common share	$(0.28)	$0.60	$(0.24)

Diluted net (loss) income per common share	$(0.28)	$0.59	$(0.24)

Weighted-average anti-dilutive shares related to:
Outstanding stock options	10,491	7,747	13,260
Restricted stock units	1,378	—	1,427

In those reporting periods in which the Company has reported net income, anti-dilutive shares generally are comprised of those stock options that either have an exercise price above the average stock price for the period or the stock options’ combined exercise price, average unrecognized stock compensation expense and assumed tax benefits upon exercise is greater than the average stock price for the period. In those reporting periods in which the Company has a net loss, anti-dilutive shares are comprised of the impact of those number of shares that would have been dilutive had the Company had net income plus the number of common stock equivalents that would be anti-dilutive had the company had net income.

Net Income Per Share

Diluted net income per share is reported based on the more dilutive of the treasury stock or the two-class method. Under the two-class method, net income is allocated to common stock and participating securities. The Company’s restricted stock, deferred issuance restricted stock and performance stock awards meet the definition of participating securities. Basic net income per share under the two-class method is computed by dividing net income, adjusted for earnings allocated to unvested stockholders for the period, by the weighted average number of common shares outstanding during the period. Diluted net income per share under the two-class method is computed by dividing net income, adjusted for earnings allocated to unvested stockholders for the period, by the weighted average number of common and common equivalent shares outstanding during the period. The Company excludes stock options from the calculation of diluted net income per share when the combined exercise price, unrecognized stock-based compensation expense and assumed tax benefits upon exercise are greater than the average market price for the Company’s common stock because their effect is anti-dilutive. Potentially dilutive securities totaling approximately 1.5 million and 0.8 million shares for the six month periods ended June 30, 2012 and 2011, respectively, were excluded from the calculations of diluted earnings per share (“EPS”) below because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted EPS for the six month periods ended June 30, 2012 and 2011 (in thousands, except per share amounts):

	Six Months Ended
	June 30,
	2012	2011
Basic Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(50)	(72)

Net income allocated to common stockholders	42,125	45,549

Weighted average common shares outstanding - basic	45,351	47,873

Net income per share - basic	$0.93	$0.95

Diluted Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(49)	(70)

Net income allocated to common stockholders	42,126	45,551

Weighted average common shares outstanding - basic	45,351	47,873
Dilutive securities	1,199	1,323

Weighted average common shares outstanding - diluted	46,550	49,196

Net income per share - diluted	$0.91	$0.93

Net Income Per Share

Diluted net income per share is reported based on the more dilutive of the treasury stock or the two-class method. Under the two-class method, net income is allocated to common stock and participating securities. The Company’s restricted stock, deferred issuance restricted stock and performance stock awards meet the definition of participating securities. Basic net income per share under the two-class method is computed by dividing net income adjusted for earnings allocated to unvested stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income per share under the two-class method is computed by dividing net income adjusted for earnings allocated to unvested stockholders for the period by the weighted average number of common and common equivalent shares outstanding during the period. The Company excludes stock options from the calculation of diluted net income per share when the combined exercise price, unrecognized stock-based compensation and assumed tax benefits upon exercise are greater than the average market price for the Company’s common stock because their effect is anti-dilutive. Potentially dilutive securities totaling approximately 1.0 million, 3.8 million and 3.9 million for the years ended December 31, 2011, 2010 and 2009, respectively, were excluded from the calculations of diluted earnings per share (“EPS”) below because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted EPS for the years ended December 31, 2011, 2010 and 2009 (in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Basic Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(60)	(273)	(335)

Net income allocated to common stockholders	$50,064	$106,664	$91,448

Weighted average common shares outstanding - basic	47,254	48,560	50,356

Net income per share - basic	$1.06	$2.20	$1.82

Diluted Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(59)	(270)	(331)

Net income allocated to common stockholders	$50,065	$106,667	$91,452

Weighted average common shares outstanding - basic	47,254	48,560	50,356
Dilutive securities	1,133	473	609

Weighted average common shares outstanding - diluted	48,387	49,033	50,965

Net income per share - diluted	$1.04	$2.18	$1.79

Product Warranties

Product Warranties

The Company generally offers a one-year warranty for its products. The Company provides for the estimated cost of product warranties at the time product revenue is recognized. Factors that affect the Company’s warranty reserves include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of the warranty reserve and adjusts the amount as necessary.

Product warranty activity for fiscal 2012 and 2011 is as follows:

	Balance at Beginning of Period	Provisions	Acquired	Settlements/ adjustments	Balance at End of Period
Period ended:
September 29, 2012	$4,448	$9,535	$230	$(8,034)	$6,179
September 24, 2011	$2,830	$5,535	$657	$(4,574)	$4,448

Advertising Costs

Advertising Costs

Advertising costs are charged to operations as incurred. The Company does not have any direct-response advertising. Advertising costs, which include trade shows and conventions, were approximately $29.8 million, $29.0 million and $15.3 million for fiscal 2012, 2011 and 2010, respectively, and were included in selling and marketing expense in the Consolidated Statements of Operations.

Advertising Costs

Advertising costs are expensed as incurred and are recorded within marketing and sales expenses. Advertising costs were $1.2 million, $0.6 million, and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 amended ASC 210, Balance Sheet, to converge the presentation of offsetting assets and liabilities between U.S. GAAP and IFRS. ASU 2011-11 requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning after January 1, 2013, which is the Company’s fiscal year 2014. The Company is currently evaluating the impact of the adoption of ASU 2011-11 on its consolidated financial statements.

Presentation of Comprehensive Income

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 does not change any of the components of comprehensive income, but it eliminates the option to present the components of other comprehensive income as part of the statement of stockholders equity. ASU 2011-05 is effective for the Company in the first quarter of fiscal 2013 and should be applied retrospectively. The Company elected to early-adopt ASU 2011-05 in fiscal 2012 and has provided a separate statement of comprehensive income (loss) in its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, deferring certain provisions of ASU 2011-05. One of the provisions of ASU 2011-05 required entities to present reclassification adjustments out of accumulated other comprehensive income (loss) by component in both the statement in which net income is presented and the statement in which other comprehensive income (loss) is presented (for both interim and annual financial statements). This requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements

In May 2011, the FASB issued ASU No. 2011-04—Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for level 3 fair value measurements. ASU 2011-04 was effective for the Company in its second quarter of fiscal 2012 and should be applied prospectively. The adoption of ASU 2011-04 did not have a material impact on the Company’s consolidated financial statements.

Business Combinations

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations. ASU 2010-29 requires a public entity to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the prior year. It also requires a description of the nature and amount of material, nonrecurring adjustments directly attributable to the business combination included in the reported revenue and earnings. The new disclosure was effective for the Company’s first quarter of fiscal 2012 and did not have a material impact on the Company’s consolidated financial statements.

Intangibles-Goodwill and Other

Intangibles—Goodwill and Other

In December 2010, the FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. ASU 2010-28 is effective for the Company in fiscal 2012. The adoption of ASU 2010-28 is not expected to have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 allows entities to first assess qualitatively whether it is necessary to perform the two-step goodwill impairment test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative two-step impairment test is required; otherwise, no further testing is required. ASU 2011-08 is effective for the Company beginning in fiscal 2013, although early adoption is permitted. The Company does not believe that ASU 2011-08 will have a material impact on its consolidated financial statements.

Organization and Basis of Presentation

Basis of Presentation

The accompanying interim consolidated financial statements of Gen-Probe Incorporated (“Gen-Probe” or the “Company”) as of June 30, 2012, and for the six month periods ended June 30, 2012 and 2011, are unaudited and have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments, consisting only of normal recurring accruals, necessary to state fairly the financial information therein in accordance with U.S. GAAP. Interim results are not necessarily indicative of the results that may be reported for any other interim period or for the year ending December 31, 2012.

These unaudited interim consolidated financial statements and related footnotes should be read in conjunction with the audited consolidated financial statements and related footnotes contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Organization and Basis of Presentation

Gen-Probe Incorporated (“Gen-Probe” or the “Company”) is a global leader in the development, manufacture and marketing of rapid, accurate and cost-effective molecular diagnostic products and services that are used primarily to diagnose human diseases, screen donated human blood, and ensure transplant compatibility. The Company’s molecular diagnostic products are designed to detect diseases more rapidly and/or accurately than older tests, and are among the fastest-growing categories of the in vitro diagnostics (“IVD”) industry.

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications did not affect total revenues, income from operations or net income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements. These estimates include assessing the collectability of accounts receivable, the recognition of revenues, and the valuation of the following: stock-based compensation; marketable securities; equity investments in publicly and privately held companies; income tax; accrued liabilities; inventories; and goodwill and long-lived assets, including patent costs, capitalized software, purchased intangibles and licenses and manufacturing access fees. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with United States (“U.S.”) generally accepted accounting principles (“GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements. These estimates include assessing the collectability of accounts receivable, recognition of revenues, and the valuation of the following: stock-based compensation; marketable securities; equity investments in publicly and privately held companies; income tax; accrued liabilities; inventories; and goodwill and long-lived assets, including patent costs, capitalized software, purchased intangibles and licenses and manufacturing access fees. Actual results could differ from those estimates

Segment Information

Segment Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility. Although the Company’s products comprise distinct product lines to serve different end markets within molecular diagnostics, the Company does not operate its business in operating segments. The Company is managed by a single functionally- based management team that manages all aspects of the Company’s business and reports directly to the Chief Executive Officer. For all periods presented, the Company operated in a single business segment. Product sales by product line are presented in Note 10 of these Notes to Consolidated Financial Statements.

Segment Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility. Although the Company’s products comprise distinct product lines to serve different end markets within molecular diagnostics, the Company does not operate its business in operating segments. The Company is managed by a single functionally-based management team that manages all aspects of the Company’s business and reports directly to the Chief Executive Officer. For all periods presented, the Company operated in a single business segment. Product sales by product line and geographic location are presented in Note 16 of these Notes to Consolidated Financial Statements.

Cost of Product Sales

Cost of Product Sales

Cost of product sales reflects the costs applicable to products shipped for which product sales revenue is recognized in accordance with the Company’s revenue recognition policy. The Company manufactures products for commercial sale as well as development stage products for internal use or clinical evaluation. The Company classifies costs for commercial products to “Cost of product sales” and costs for internal use or clinical evaluations to “Research and development” costs.

Shipping and Handling Expenses

Shipping and Handling Expenses

Shipping and handling expenses included in cost of product sales totaled approximately $10.5 million, $7.9 million, and $7.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Contingencies

Contingencies

Contingent gains are not recorded in the Company’s consolidated financial statements since this accounting treatment could result in the recognition of gains that might never be realized. Contingent losses are only recorded in the Company’s consolidated financial statements if it is probable that a loss will result from a contingency and the amount can be reasonably estimated.

Income Tax

Income Tax

The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. The impact of tax law and rate changes is reflected in income in the period such changes are enacted. As needed, the Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized based on expected future taxable income.

The Company’s income tax returns are based on calculations and assumptions that are subject to examination by various tax authorities. While the Company believes it has appropriate support for the positions taken on its tax returns, the Company regularly assesses the potential outcomes of these examinations and any future examinations in determining the adequacy of its provision for income taxes. As part of its assessment of potential adjustments to its tax returns, the Company increases its tax liabilities or decreases its deferred tax assets to the extent a tax position taken on the Company’s return is not more likely than not to be sustained based upon its technical merits. The Company reviews, at least quarterly, the likelihood and amount of potential adjustments and adjusts the income tax provision, the current tax liability and deferred taxes in the period in which credible new information causes the Company to change its assessment of the likelihood of a tax position being sustained.

Fair Value Measurements

Fair Value Measurements

For details on the assets and liabilities subject to fair value measurements and the related valuation techniques used, refer to Note 8 of these Notes to Consolidated Financial Statements.

The Company accounts for assets and liabilities at fair value in accordance with Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value and establishes a framework for measuring fair value based on a three tiered valuation approach. The Company periodically reviews and evaluates the application of these valuation techniques to its assets and liabilities.

Asset Retirement Obligations

Asset Retirement Obligations

Obligations recorded are associated with the retirement of tangible long-lived assets related to leased facilities and the associated asset retirement costs. The Company records the fair value of a liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. In addition, the asset retirement cost is capitalized as part of the asset’s carrying value and subsequently expensed over the asset’s useful life. The Company’s consolidated balance sheets at December 31, 2011 and 2010 included asset retirement obligations of $1.1 million and $0.5 million, respectively.

Patent Costs

Patent Costs

The Company capitalizes the costs incurred to file and prosecute patent applications. The Company amortizes these costs on a straight-line basis over the lesser of the remaining useful life of the related technology or eight years. Capitalized patent costs are included in “License, manufacturing access fees and other assets, net” on the consolidated balance sheets. All costs related to abandoned patent applications are recorded as “General and administrative” expenses.

Capitalized Software Costs

Capitalized Software Costs

The Company capitalizes costs incurred in the development of computer software related to products under development after establishment of technological feasibility. These capitalized costs are recorded at the lower of unamortized cost or net realizable value and are amortized over the shorter of the estimated life of the related product or ten years.

Self-insurance Reserves

Self-insurance Reserves

The Company’s consolidated balance sheets as of December 31, 2011 and 2010 include approximately $2.6 million and $1.3 million, respectively, of liabilities associated with employee medical costs that are retained by the Company. The Company estimates the liability for such claims on an undiscounted basis based upon various assumptions which include, but are not limited to, the Company’s historical loss experience and projected loss development factors. The estimated liability is also subject to adjustment in the future based upon changes in claims experience, including changes in the number of incidents (frequency) and change in the ultimate cost per incident (severity).

Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Marketable Securities

The Company has one investment in a publicly traded security and the following reconciles its cost basis to its fair market value as of September 29, 2012. There were no marketable securities at September 24, 2011.

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Equity security	$5,931	$98	$—	$6,029

The following table shows the current and non-current classification of the Company’s marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

	June 30, 2012	December 31, 2011
Current	$196,025	$218,789
Non-current	95,299	68,292

Total marketable securities	$291,324	$287,081

(1)	Deferred compensation plan assets invested in mutual funds are included under the caption “License, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

The following table shows the current and non-current classification of the Company’s marketable securities as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Current	$218,789	$170,648
Non-current	68,292	259,317

Total marketable securities	$287,081	$429,965

Supplemental Cash Flow Statement Information

Supplemental Cash Flow Statement Information

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Cash paid during the period for income taxes	$166,565	$118,850	$130,486

Cash paid during the period for interest	$55,045	$36,268	$39,382

Non-Cash Investing Activities:
Fair value of stock options assumed in the Gen-Probe acquisition	$2,655	$—	$—

Additional acquisition contingent consideration accrued	$—	$18,924	$32,489

Non-Cash Financing Activities:
Fair value of contingent consideration at acquisition	$—	$86,600	$29,500

Deferred payments for acquisitions	$1,655	$47,258	$—

Schedule of Inventories	Inventories consisted of the following:

	September 29, 2012	September 24, 2011
Raw materials	$134,983	$119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645

	$367,191	$230,544

Inventories

	June 30,	December 31,
	2012	2011
Raw materials and supplies	$24,634	$19,429
Work in process	29,341	27,464
Finished goods	36,914	30,993

Inventories	$90,889	$77,886

Inventories

	December 31, 2011	December 31, 2010
Raw materials and supplies	$19,429	$16,915
Work in process	27,464	21,446
Finished goods	30,993	28,055

Inventories	$77,886	$66,416

Estimated Useful Lives of Property and Equipments

Property and equipment are depreciated over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Building and improvements	35–40 years
Equipment and software	3–10 years
Equipment under customer usage agreements	3–8 years
Furniture and fixtures	5–7 years
Leasehold improvements	Shorter of the Original Term of Lease or Estimated Useful Life

Depreciation of property, plant and equipment is provided using the straight-line method over the estimated useful lives of the assets as follows:

Years
Building	10-50
Machinery and equipment	3-8
Furniture and fixtures	3

Schedule of Estimated Amortization Expense

The estimated amortization expense at September 29, 2012 for each of the five succeeding fiscal years is as follows:

Fiscal 2013	$413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	361,061

Rollforward of Goodwill Activity by Reportable Segment

A rollforward of goodwill activity by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Skeletal Health	Total
Balance at September 24, 2011	$638,887	$633,319	$1,009,973	$8,151	$2,290,330
Gen-Probe acquisition	—	1,652,546	—	—	1,652,546
Impairment charge	(5,826)	—	—	—	(5,826)
Tax adjustments	—	(1,315)	6,212	—	4,897
Foreign currency	2,082	907	325	(26)	3,288
Other adjustments	598	(2,010)	(1,044)	—	(2,456)

Balance at September 29, 2012	$635,741	$2,283,447	$1,015,466	$8,125	$3,942,779

Rollforward of Accumulated Goodwill Impairment Losses by Reportable Segment

A rollforward of accumulated goodwill impairment losses by reportable segment from September 24, 2011 to September 29, 2012 is as follows:

	Breast Health	Diagnostics	GYN Surgical	Total
Balance at September 24, 2011	$342,593	$908,349	$1,165,804	$2,416,746
Impairment charge	5,826	—	—	5,826

Balance at September 29, 2012	$348,419	$908,349	$1,165,804	$2,422,572

Schedule of Other Assets

Other assets consist of the following:

	September 29, 2012	September 24, 2011
Other Assets
Deferred financing costs	$82,760	$11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995	—
Marketable security	6,029	—
Manufacturing access fees	18,323	—
Cost-method equity investments	15,976	4,608
Other	6,006	6,815

	$162,067	$46,077

Components of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income consisted of the following:

	September 29, 2012	September 24, 2011
Foreign currency translation adjustment	$7,211	$994
Unrealized gains on available-for-sale securities, net of tax of $36	62	—
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001

	$6,790	$1,995

Accounts Receivable Reserve Activity

Accounts receivable reserve activity for fiscal 2012, 2011 and 2010 is as follows:

	Balance at Beginning of Period	Charged to Costs and Expenses	Write- offs and Payments	Balance at End of Period
Period Ended:
September 29, 2012	$6,516	$3,270	$(3,390)	$6,396
September 24, 2011	$7,769	$1,614	$(2,867)	$6,516
September 25, 2010	$7,279	$1,895	$(1,405)	$7,769

Schedule of Reconciliation of Basic and Diluted Share Amounts

A calculation of net income (loss) per share and a reconciliation of basic and diluted share amounts for fiscal 2012, 2011, and 2010 is as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
Numerator:
Net (loss) income	$(73,634)	$157,150	$(62,813)

Denominator:
Basic weighted average common shares outstanding	264,041	261,099	258,743
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units	—	3,206	—

Diluted weighted average common shares outstanding	264,041	264,305	258,743

Basic net (loss) income per common share	$(0.28)	$0.60	$(0.24)

Diluted net (loss) income per common share	$(0.28)	$0.59	$(0.24)

Weighted-average anti-dilutive shares related to:
Outstanding stock options	10,491	7,747	13,260
Restricted stock units	1,378	—	1,427

The following table sets forth the computation of basic and diluted EPS for the six month periods ended June 30, 2012 and 2011 (in thousands, except per share amounts):

	Six Months Ended
	June 30,
	2012	2011
Basic Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(50)	(72)

Net income allocated to common stockholders	42,125	45,549

Weighted average common shares outstanding - basic	45,351	47,873

Net income per share - basic	$0.93	$0.95

Diluted Net Income per Share
Net income	42,175	45,621
Less: income allocated to participating securities	(49)	(70)

Net income allocated to common stockholders	42,126	45,551

Weighted average common shares outstanding - basic	45,351	47,873
Dilutive securities	1,199	1,323

Weighted average common shares outstanding - diluted	46,550	49,196

Net income per share - diluted	$0.91	$0.93

The following table sets forth the computation of basic and diluted EPS for the years ended December 31, 2011, 2010 and 2009 (in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010	2009
Basic Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(60)	(273)	(335)

Net income allocated to common stockholders	$50,064	$106,664	$91,448

Weighted average common shares outstanding - basic	47,254	48,560	50,356

Net income per share - basic	$1.06	$2.20	$1.82

Diluted Net Income per Share
Net income	$50,124	$106,937	$91,783
Less: income allocated to participating securities	(59)	(270)	(331)

Net income allocated to common stockholders	$50,065	$106,667	$91,452

Weighted average common shares outstanding - basic	47,254	48,560	50,356
Dilutive securities	1,133	473	609

Weighted average common shares outstanding - diluted	48,387	49,033	50,965

Net income per share - diluted	$1.04	$2.18	$1.79

Schedule of Product Warranty Activity

Product warranty activity for fiscal 2012 and 2011 is as follows:

	Balance at Beginning of Period	Provisions	Acquired	Settlements/ adjustments	Balance at End of Period
Period ended:
September 29, 2012	$4,448	$9,535	$230	$(8,034)	$6,179
September 24, 2011	$2,830	$5,535	$657	$(4,574)	$4,448

Schedule of Stock-Based Compensation Expense

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income for the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Cost of product sales	$1,792	$1,582
Research and development	3,628	3,853
Marketing and sales	1,481	1,346
General and administrative	5,690	6,078

Total	$12,591	$12,859

Intangible and Other Assets by Asset Class and Related Accumulated Amortization (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]
Amortization Expense for Acquired Intangible Assets

The expected future annual amortization expense of the Company’s intangible assets is as follows (in thousands):

Years Ending December 31,
2012	$18,491
2013	21,009
2014	20,691
2015	18,559
2016	15,801
Thereafter	70,446

Total(1)	$164,997

(1)	Excludes $7.9 million and $0.4 million of in-process research and development assets and capitalized software assets, respectively, which had not commenced amortization as of December 31, 2011. These products will commence amortization in the future when the commercial availability of the underlying products can be reliably estimated.

The estimated amortization expense for the acquired identifiable intangible assets over future periods, excluding the in-process research and development assets due to uncertainty with respect to the commercialization of such assets, is as follows (in thousands):

Years Ending December 31,
2012	$1,981
2013	1,981
2014	1,981
2015	1,981
2016	1,981
Thereafter	8,300

Total	$18,205

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,966
2013	4,966
2014	4,966
2015	4,948
2016	4,752
Thereafter	23,445

Total	$48,043

The estimated amortization expense for the acquired identifiable intangible assets over future periods is as follows (in thousands):

Years Ending December 31,
2012	$4,163
2013	4,163
2014	4,097
2015	4,075
2016	4,075
Thereafter	21,586

Total	$42,159

Amortization of Intangible Assets Provided over Their Estimated Useful Lives

Intangible assets consist of the following:

	As of September 29, 2012		As of September 24, 2011
Description	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Developed technology	$3,784,689	$788,274	$2,215,323	$586,647
In-process research and development	227,000	—	840	—
Customer relationships and contracts	1,097,842	205,612	507,974	150,039
Trade names	240,092	60,318	142,799	44,267
Patents	11,417	7,906	9,937	7,752
Business licenses	2,577	344	2,535	81
Non-compete agreements	310	223	297	112

	$5,363,927	$1,062,677	$2,879,705	$788,898

 The Company’s intangible and other assets and related accumulated amortization consisted of the following as of December 31, 2011 and 2010 (in thousands, except number of years):

		Years Ended December 31,
	Weighted	2011			2010
	Average Remaining Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Capitalized software	5	$36,975	$(19,983)	$16,992	$30,931	$(16,950)	$13,981

Goodwill	N/A	$148,081	$(7,677)	$140,404	$157,985	$(7,677)	$150,308

Purchased intangibles	11	$162,556	$(55,937)	$106,619	$166,541	$(46,271)	$120,270

Patents	7	$27,965	$(16,207)	$11,758	$30,520	$(18,070)	$12,450

License, manufacturing access fees and other assets:
License and manufacturing access fees	7	67,906	(29,942)	37,964	64,259	(23,995)	40,264
Investment in Qualigen, Inc.	N/A	5,404	—	5,404	5,404	—	5,404
Investment in DiagnoCure, Inc.	N/A	5,000	—	5,000	5,000	—	5,000
Investment in Roka Bioscience, Inc.	N/A	4,705	—	4,705	725	—	725
Other assets	N/A	11,257	(2,592)	8,665	10,377	(1,595)	8,782

		$94,272	$(32,534)	$61,738	$85,765	$(25,590)	$60,175

Business Combinations (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Purchase Price Consideration	The purchase price consideration was as follows:

Cash paid	$3,967,866
Deferred payment	1,655
Fair value of stock options exchanged	2,655

Total purchase price	$3,972,176

Components of Purchase Price Allocation

The components of the preliminary purchase price allocation are as follows:

Cash	$205,463
Accounts receivable	80,301
Inventory	153,416
Property, plant and equipment	274,095
Other assets	191,868
Assets held-for-sale, net	87,465
Accounts payable	(19,671)
Accrued expenses	(131,102)
Other liabilities	(19,255)
Identifiable intangible assets:
Developed technology	1,565,000
In-process research and development	227,000
Customer contract	585,000
Trade names	97,000
Deferred income taxes, net	(976,950)
Goodwill	1,652,546

Purchase Price	$3,972,176

Assets Groups Classified as Held For Sale

The following represents the components of the asset groups classified as held-for-sale as of September 29, 2012:

Assets:
Cash	$2,563
Accounts receivable	8,520
Inventory	15,680
Property, plant and equipment	13,259
Other assets	3,083
Intangible assets and goodwill	51,398

Total assets held-for-sale	$94,503

Liabilities:
Accrued liabilities	(7,622)

Net assets held-for-sale	$86,881

Schedule of Unaudited Pro Forma Information, Assumptions

The following unaudited pro forma information presents the combined financial results for the Company and Gen-Probe as if the acquisition of Gen-Probe had been completed at the beginning of the prior fiscal year, September 26, 2010:

	Year Ended September 29, 2012	Year Ended September 24, 2011

Revenue	$2,526,336	$2,310,384
Net loss	$(164,539)	$(127,240)
Basic and diluted net loss per common share	$(0.62)	$(0.49)

Changes in Goodwill

Changes in goodwill for the years ended December 31, 2011 and 2010 were as follows (in thousands):

Goodwill balance as of December 31, 2009	$122,680
Additional goodwill recognized	28,005
Changes due to foreign currency translation	(377)

Goodwill balance as of December 31, 2010	150,308
Purchase accounting adjustments to goodwill	(1,203)
Impairment loss on goodwill recognized	(8,752)
Changes due to foreign currency translation	51

Goodwill balance as of December 31, 2011	$140,404

GEN-PROBE INCORPORATED [Member] | GTI Diagnostics [Member]
Components of Purchase Price Allocation

The final purchase price allocation for the Company’s acquisition of GTI Diagnostics is as follows (in thousands):

Total purchase price	$53,000

Net working capital	$7,882
Fixed assets	922
Goodwill	26,801
Deferred tax liabilities	(10,862)
Other intangible assets	32,100
Liabilities assumed	(3,843)

Allocated purchase price	$53,000

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives included in the final purchase price allocation are as follows (in thousands):

Patents	$10,600
In-process research and development	11,900
Customer relationships	3,500
Trade secrets	6,100

Total	$32,100

GEN-PROBE INCORPORATED [Member] | Prodesse [Member]
Components of Purchase Price Allocation

The final allocation of the purchase price for the acquisition of Prodesse is as follows (in thousands):

Total purchase price	$62,005

Net working capital	$10,240
Fixed assets	644
Goodwill	32,981
Deferred tax liabilities	(21,369)
Other intangible assets	58,570
Liabilities assumed	(1,067)
Contingent consideration	(17,994)

Allocated purchase price	$62,005

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

In-process research and development	$1,070
Developed technology	24,500
Customer relationships	31,800
Trademarks / trade names	1,200

Total	$58,570

GEN-PROBE INCORPORATED [Member] | Tepnel Life Sciences Plc [Member]
Components of Purchase Price Allocation

The final allocation of the purchase price for the acquisition of Tepnel is as follows (in thousands):

Total purchase price	$137,093
Exchange rate differences (1)	(568)

Allocated purchase price	$136,525

Net working capital	$14,811
Fixed assets	11,352
Goodwill	70,395
Deferred tax liabilities	(14,148)
Other intangible assets	57,497
Liabilities assumed	(3,382)

Allocated purchase price	$136,525

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

Patents	$294
Software	441
Customer relationships	45,439
Trademarks / trade names	11,323

Total	$57,497

Sentinelle Medical Inc. [Member]
Purchase Price Consideration	The purchase price was as follows:

Cash	$84,751
Contingent consideration	29,500

Total purchase price	$114,251

Components of Purchase Price Allocation

The components and allocation of the purchase price consisted of the following:

Cash	$429
Inventory, including fair value adjustments	9,899
Other tangible assets	7,247
Accounts payable and accrued expenses	(6,304)
Deferred revenue, including fair value adjustments	(2,056)
Developed technology	60,900
In-process research and development	4,800
Trade names	1,600
Non-compete agreements	300
Deferred taxes, net	(11,181)
Goodwill	48,617

Purchase Price	$114,251

TCT International Co., Ltd. [Member]
Components of Purchase Price Allocation

The components of the purchase price allocation consisted of the following:

Cash	$27,961
Accounts receivable	17,811
Inventory	5,301
Property and equipment	4,710
Other tangible assets	1,082
Accrued taxes	(14,874)
Accounts payable and accrued expenses	(6,641)
Customer relationships	45,780
Business licenses	2,500
Trade names	2,110
Deferred taxes, net	(12,473)
Goodwill	75,161

Purchase Price	$148,428

Interlace Medical, Inc [Member]
Purchase Price Consideration	The purchase price consideration was as follows:

Cash	$126,798
Contingent consideration	86,600

Total purchase price	$213,398

Components of Purchase Price Allocation

The components of the purchase price allocation consisted of the following:

Cash	$9,070
Inventory, including fair value adjustments	1,795
Other tangible assets	1,291
Accounts payable and accrued expenses	(1,988)
Developed technology	158,741
Trade names	1,750
Deferred taxes, net	(45,342)
Goodwill	88,081

Purchase Price	$213,398

Restructuring and Divestiture Charges (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Table of Charges Taken Related to Restructuring Actions

The following table displays charges taken related to restructuring actions in fiscal 2012 and a rollforward of the charges to the accrued balances at September 29, 2012. Such initiatives were not significant in fiscal 2011 and 2010.

Statement of Operations	Abandonment of Adiana Product Line	Consolidation of Diagnostics Operations	Closure of Indianapolis Facility	Other Operating Cost Reductions	Total

Non-cash impairment charge	$16,316	$585	$—	$—	$16,901
Purchase orders and other contractual obligations	3,099	—	—	—	3,099
Workforce reductions	128	14,202	879	40	15,249
Facility closure costs	—	—	—	430	430
Other	—	—	900	—	900

Total charges	$19,543	$14,787	$1,779	$470	$36,579

Recorded to cost of product sales	$19,064	$—	$—	$—	$19,064

Recorded to restructuring	$479	$14,787	$1,779	$470	$17,515

Rollforward of Accrued Restructuring

Total charges	$19,543	$14,787	$1,779	$470	$36,579
Non-cash impairment charges	(16,316)	(585)	—	—	(16,901)
Stock compensation	—	(3,500)	—	—	(3,500)
Severance payments	(128)	(2,423)	—	(78)	(2,629)
Purchase orders and other contractual obligations payments	(2,572)	—	—	—	(2,572)
Other payments	—	—	—	(430)	(430)
Acquired	—	83	—	—	83
Foreign exchange and other adjustments	—	22	—	91	113

Balance at September 29, 2012	$527	$8,384	$1,779	$53	$10,743

Schedule of Restructuring Activities

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the six months ended June 30, 2012, as well as the remaining restructuring accrual on the Company’s consolidated balance sheets as of June 30, 2012 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves at December 31, 2011	$267	$440	$707
Charged to expenses	707	473	1,180
Amounts paid	(543)	(569)	(1,112)
Foreign currency translation	5	3	8

Restructuring reserves at June 30, 2012	$436	$347	$783

The following table summarizes the restructuring activities accounted for under ASC Topic 420 for the years ended December 31, 2011 and 2010, as well as the remaining restructuring accrual recorded on the Company’s consolidated balance sheets as of December 31, 2011 (in thousands):

	Termination Costs	Site Closure Costs	Total
Restructuring reserves as of December 31, 2009	$—	$—	$—
Charged to expenses	496	625	1,121
Amounts paid	(207)	(547)	(754)
Foreign currency translation	(2)	—	(2)

Restructuring reserves at December 31, 2010	287	78	365
Charged to expenses	805	1,916	2,721
Amounts paid	(834)	(1,529)	(2,363)
Foreign currency translation	9	(25)	(16)

Restructuring reserves as of December 31, 2011	$267	$440	$707

Borrowings and Credit Arrangements (Tables)	12 Months Ended
Sep. 29, 2012
Company's Borrowings

The Company’s borrowings consisted of the following at September 29, 2012 and September 24, 2011:

	2012	2011
Current debt obligations, net of debt discount:
Term Loan A	$49,582	$—
Term Loan B	14,853	—

Total current debt obligations	64,435	—

Long-term debt obligations, net of debt discount:
Term Loan A	942,065	—
Term Loan B	1,470,454	—
Senior Notes	1,000,000	—

	3,412,519	—
Convertible Notes (principal of $1,725,000)	1,558,660	1,488,580

Total long-term debt obligations	4,971,179	1,488,580

Total debt obligations	$5,035,614	$1,488,580

Debt Maturity Schedule for Components of Company's Obligations

The debt maturity schedule for the components of the Company’s obligations as of September 29, 2012 is as follows:

	2013	2014	2015	2016	2017	2018 and Thereafter	Total

Term Loan A	$50,000	$50,000	$100,000	$200,000	$600,000	$—	$1,000,000
Term Loan B	15,000	15,000	15,000	15,000	15,000	1,425,000	1,500,000
Senior Notes	—	—	—	—	—	1,000,000	1,000,000
Convertible Notes (1)	—	775,000	—	—	450,000	500,000	1,725,000

	$65,000	$840,000	$115,000	$215,000	$1,065,000	$2,925,000	$5,225,000

(1)	Classified based on the earliest date of redemption for each respective issuance.

Convertible Notes and Related Equity Components

As of September 29, 2012 and September 24, 2011, the Convertible Notes and related equity components (recorded in additional paid-in-capital, net of deferred taxes) consisted of the following:

	2012	2011
2007 Notes principal amount	$775,000	$1,275,000
Unamortized discount	(50,591)	(147,287)

Net carrying amount	$724,409	$1,127,713

Equity component, net of taxes	$233,353	$259,000

2010 Notes principal amount	$450,000	$450,000
Unamortized discount	(74,062)	(89,133)

Net carrying amount	$375,938	$360,867

Equity component, net of taxes	$60,054	$60,054

2012 Notes principal amount	$500,000	$—
Unamortized discount	(41,687)	—

Net carrying amount	$458,313	$—

Equity component, net of taxes	$49,195	$—

Interest Expense Under Convertible Notes

Interest expense under the Convertible Notes is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Amortization of debt discount	$68,532	$72,908	$73,130
Amortization of deferred financing costs	3,828	3,906	4,092

Non-cash interest expense	72,360	76,814	77,222

2.00% accrued interest	34,898	34,427	34,500

	$107,258	$111,241	$111,722

Fair Value Measurements (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Fair Value Assets And Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis consisted of the following:

		Fair Value Measurements at September 29, 2012
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$315	$315	$—	$—
Marketable securities:
Equity security	6,029	6,029	—	—
Mutual funds	6,995	6,995	—	—

Total	$13,339	$13,339	$—	$—

Liabilities:
Deferred compensation liabilities	$32,082	$32,082	$—	$—
Contingent consideration	86,368	—	—	86,368

Total	$118,450	$32,082	$—	$86,368

		Fair Value Measurements at September 24, 2011
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$314	$314	$—	$—

Total	$314	$314	$—	$—

Liabilities:
Deferred compensation liabilities	$17,168	$17,168	$—	$—
Contingent consideration	103,790	—	—	103,790

Total	$120,958	$17,168	$—	$103,790

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of June 30, 2012 and December 31, 2011 (in thousands):

	Fair Value Measurements at June 30, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$92,704	$—	$92,704
Marketable securities
Equity securities	7,110	—	—	7,110
Municipal securities	—	277,628	—	277,628
Municipal securities	6,586	—	—	6,586

Total marketable securities	13,696	277,628	—	291,324

Total assets at fair value	$13,696	$370,332	$—	$384,028

Liabilities:
Deferred compensation plan liabilities	$6,586	$—	$—	$6,586

Total liabilities at fair value	$6,586	$—	$—	$6,586

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities:
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

The following table presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of December 31, 2011 and 2010 (in thousands):

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

	Fair Value Measurements at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$1,211	$—	$1,211
Marketable securities
Equity securities	52,130	—	—	52,130
Treasury securities	—	7,891	—	7,891
Municipal securities	—	366,300	—	366,300
Corporate obligations	—	3,644	—	3,644

Total marketable securities	52,130	377,835	—	429,965
Deferred compensation plan assets	—	6,298	—	6,298

Total assets at fair value	$52,130	$385,344	$—	$437,474

Liabilities
Deferred compensation plan liabilities	$—	$6,246	$—	$6,246

Total liabilities at fair value	$—	$6,246	$—	$6,246

Changes in Fair Value of Recurring Fair Value Measurements, Consisting of Contingent Consideration Liabilities, Using Significant Unobservable Inputs (Level 3)

Changes in the fair value of recurring fair value measurements, which solely consisted of contingent consideration liabilities, using significant unobservable inputs (Level 3) during the years ended September 29, 2012 and September 24, 2011 were as follows:

	2012	2011
Beginning balance	$103,790	$29,500
Contingent consideration liabilities recorded at fair value at acquisition	—	86,600
Fair value adjustments	38,466	(8,016)
Payments made	(55,888)	(4,294)

Ending balance	$86,368	$103,790

Schedule of Estimated Fair Value of Intangible Assets, Goodwill and Cost-Method Equity Investment Measured on Nonrecurring Basis

The following chart depicts the level of inputs within the fair value hierarchy used to estimate the fair value of equipment, intangible assets, goodwill and cost-method equity investments measured on a nonrecurring basis for which the Company recorded impairment charges:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Fiscal 2012:
Equipment	$—			$—	$(6,452)
Goodwill	—			—	(5,826)

					$(12,278)

Fiscal 2011:
Cost-method equity investments	$345			$345	$(2,445)

Fiscal 2010:
Intangible assets	$24,290			$24,290	$(143,467)
Goodwill	5,826			5,826	(76,723)
Cost-method equity investment	—			—	(1,100)

					$(221,290)

Estimated Fair Values of Convertible Notes

The estimated fair values of the Company’s Convertible Notes as of September 29, 2012 and September 24, 2011 are as follows:

	2012	2011
2007 Notes	$771,600	$1,200,000
2010 Notes	505,600	468,700
2012 Notes	490,700	—

	$1,767,900	$1,668,700

Activity Between and Within Levels of the Fair Value Hierarchy

The following roll-forward summarizes the activity for the year ended December 31, 2010 (in thousands):

Level 3 contingent consideration liability as of December 31, 2009	$17,994
Payment of milestone	(10,000)
Gain on contingent consideration	(7,994)

Level 3 contingent consideration liability as of December 31, 2010	$—

Assets And Liabilities Held for Sale

Assets and liabilities held for sale are reflected in the Company’s consolidated balance sheets under the captions “Other current assets” and “Other accrued expenses.” The Company has the following assets and liabilities held for sale as of June 30, 2012 (in thousands):

Assets
Cash	$338
Receivables and inventory	1,281
Other current assets	228
Property, plant and equipment, net	960
Purchased intangibles, net	634
Other assets	33

Total assets held for sale	$3,474

Liabilities
Other accrued expenses	$964

Net assets held for sale	$2,510

Income Taxes (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Income (Loss) Before Income Taxes

The Company’s (loss) income before income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Domestic	$(46,018)	$235,204	$(70,750)
Foreign	(15,643)	(7,818)	15,759

	$(61,661)	$227,386	$(54,991)

The components of earnings before income tax were (in thousands):

	Years Ended December 31,
	2011	2010	2009
United States	$106,093	$159,629	$141,893
Rest of World	(12,936)	(4,418)	(2,091)

	$93,157	$155,211	$139,802

Provision for Income Taxes

The provision for income taxes consisted of the following:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Federal:
Current	$146,164	$97,834	$105,664
Deferred	(143,582)	(33,808)	(108,002)

	2,582	64,026	(2,338)

State:
Current	15,348	15,739	18,334
Deferred	(10,186)	(5,909)	(11,501)

	5,162	9,830	6,833

Foreign:
Current	5,653	4,770	5,550
Deferred	(1,424)	(8,390)	(2,223)

	4,229	(3,620)	3,327

	$11,973	$70,236	$7,822

The provision for income tax consists of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current
Federal	$45,610	$47,272	$44,760
State	4,143	5,934	8,370
Rest of World	651	(533)	(55)

	$50,404	$52,673	$53,075

Deferred
Federal	$(3,768)	$(4,812)	$(4,390)
State	(2,173)	463	(406)
Rest of World	(1,430)	(50)	(260)

	(7,371)	(4,399)	(5,056)

Total income tax	$43,033	$48,274	$48,019

Reconciliation of Income Taxes at the U.S. Federal Statutory Rate to the Company's Effective Tax Rate

A reconciliation of income taxes at the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Income tax provision at federal statutory rate	(35.0)%	35.0%	(35.0)%
Increase (decrease) in tax resulting from:
Goodwill impairment	3.3	—	48.7
Section 199 manufacturing deduction	(20.3)	(4.1)	(11.6)
State income taxes, net of federal benefit	5.3	3.6	2.7
Research and investment tax credits	(1.6)	(3.2)	(6.9)
Unrecognized tax benefits	13.5	(3.3)	7.2
Contingent consideration	59.8	1.5	—
Nondeductible transaction expenses	7.5	—	—
Cessation of Adiana	(28.6)	—	—
Executive compensation	2.3	(1.1)	6.1
Foreign rate differential	3.1	0.8	(1.0)
Change in valuation allowance	5.4	—	(0.6)
Other	4.7	1.7	4.6

	19.4%	30.9%	14.2%

The provision for income tax reconciles to the amount computed by applying the federal statutory rate to income before tax as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Expected income tax provision at federal statutory rate	$32,605	35%	$54,324	35%	$48,931	35%
State income tax provision, net of federal benefit	3,109	3%	6,490	4%	6,092	4%
Tax advantaged interest income	(1,262)	(1)%	(1,497)	(1)%	(3,394)	(2)%
Domestic manufacturing tax benefits	(4,651)	(5)%	(5,005)	(3)%	(2,795)	(2)%
Research tax credits	(4,057)	(4)%	(2,883)	(2)%	(3,100)	(2)%
Non-deductible goodwill impairment	3,063	3%	—	—%	—	—%
Valuation allowance	15,557	17%	1,470	1%	450	—%
Other, net	(1,331)	(2)%	(4,625)	(3)%	1,835	1%

Actual income tax provision	$43,033	46%	$48,274	31%	$48,019	34%

Significant Components of the Company's Deferred Tax Assets and Liabilities

The Company’s significant deferred tax assets and liabilities are as follows:

	September 29, 2012	September 24, 2011
Deferred tax assets
Net operating loss carryforwards	$47,472	$56,641
Capital losses	46,750	—
Nondeductible accruals	22,198	17,767
Nondeductible reserves	10,346	8,400
Stock-based compensation	31,437	23,826
Research and other credits	11,392	13,207
Convertible notes issuance costs	811	1,283
Nonqualified deferred compensation plan	12,007	7,324
Other temporary differences	3,000	4,267

	185,413	132,715
Less: valuation allowance	(64,337)	(13,930)

	$121,076	$118,785

	September 29, 2012	September 24, 2011
Deferred tax liabilities
Depreciation and amortization	$(1,635,043)	$(771,504)
Debt discounts and deferrals	(209,011)	(258,593)
Fair value adjustments to current assets and liabilities	(28,413)	—
Investment in subsidiary	(8,479)	(6,507)

	$(1,880,946)	$(1,036,604)

	$(1,759,870)	$(917,819)

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2011 and 2010 are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Research tax credit carryforwards	$1,974	$624
License, manufacturing access fees and other intangibles	2,053	1,192
Inventories	2,824	3,618
Deferred revenue	1,438	1,114
Deferred compensation	2,316	2,384
Stock-based compensation	25,060	23,472
Accrued vacation	2,387	2,194
Unrealized loss on marketable securities	14,587	—
Net operating loss carryforwards	10,263	9,968
Other	1,590	968

Total deferred tax assets	64,492	45,534
Valuation allowance	(20,735)	(7,837)

Total net deferred tax assets	$43,757	$37,697

Deferred tax liabilities
Purchased intangibles	$(42,155)	$(45,693)
Capitalized costs expensed for tax	(7,059)	(6,048)
Property, plant and equipment	(3,976)	(2,680)
Unrealized gains on marketable securities	(466)	845

Total deferred tax liabilities	(53,656)	(53,576)

Net deferred tax liability	$(9,899)	$(15,879)

Activity of the Company's Unrecognized Income Tax Benefits

Activity of the Company’s unrecognized income tax benefits for fiscal 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of fiscal year	$31,026	$31,790
Tax positions related to current year:
Additions	11,673	2,014
Reductions	—	—
Tax positions related to prior years:
Additions related to change in estimate	1,327	5,934
Reductions	307	(700)
Payments	(197)	(1,182)
Lapses in statutes of limitations and settlements	(4,144)	(9,162)
Acquired tax positions:
Additions related to reserves acquired from acquisitions	13,156	2,332

Balance as of the end of the fiscal year	$53,148	$31,026

The following is a reconciliation of the cumulative unrecognized tax benefits (in thousands):

Unrecognized tax benefits as of December 31, 2009	$6,981
Increase in unrecognized tax benefits for years prior to 2010	956
Increase in tax position relating to acquisition	778
Increase in unrecognized tax benefits for 2010	1,858
Decrease in unrecognized tax benefits for lapse of statute of limitations	(951)

Unrecognized tax benefits as of December 31, 2010	$9,622
Increase in unrecognized tax benefits for years prior to 2011	243
Increase in unrecognized tax benefits for 2011	2,214
Decrease in unrecognized tax benefits for lapse of statute of limitations	(710)

Unrecognized tax benefits as of December 31, 2011	$11,369

Stockholders' Equity and Stock-Based Compensation (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Schedule of Unrecognized Stock-Based Compensation Expense Before Income Taxes and Adjusted for Estimated Forfeitures

The Company’s unrecognized stock-based compensation expense as of June 30, 2012, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of June 30, 2012
Stock Options	2.9	$33,228
Performance stock awards	2.4	9,019
Restricted stock	1.9	1,342
Deferred issuance restricted stock	0.9	193
Employee stock purchase plan	0.2	114

Total		$43,896

The Company’s unrecognized stock-based compensation expense, before income taxes and adjusted for estimated forfeitures, related to outstanding unvested share-based payment awards was approximately as follows (in thousands, except number of years):

Awards	Weighted Average Remaining Expense Life (Years)	Unrecognized Expense as of December 31, 2011
Options	2.5	$25,476
Employee stock purchase plan	0.2	112
Performance stock awards	2.0	3,840
Restricted stock	1.7	2,393
Deferred issuance restricted stock	1.4	302

Total		$32,123

Stock-Based Compensation Expense in Consolidated Statement of Operations

The following presents stock-based compensation expense in the Company’s Consolidated Statement of Operations in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Cost of revenues	$5,722	$4,602	$4,332
Research and development	5,328	4,852	4,011
Selling and marketing	7,355	5,954	5,313
General and administrative	18,667	20,064	20,504
Restructuring	3,500	—	—

	$40,572	$35,472	$34,160

The following table summarizes the stock-based compensation expense that the Company recorded in its consolidated statements of income (in thousands):

	Years Ended December 31,
	2011	2010	2009
Cost of product sales	$3,170	$3,625	$3,033
Research and development	7,173	6,911	7,071
Marketing and sales	2,443	2,880	3,391
General and administrative	11,955	10,659	9,925

Total	$24,741	$24,075	$23,420

Information Pertaining to Stock Options Granted and Related Assumptions

Information pertaining to stock options granted during fiscal 2012, 2011 and 2010 and related assumptions are noted in the following table:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Options granted	2,259	2,249	2,858
Weighted-average exercise price	$17.21	$17.15	$15.65
Weighted-average grant date fair value	$6.48	$6.16	$5.87
Assumptions:
Risk-free interest rates	0.7%	1.0%	1.8%
Expected life (in years)	4.3	4.2	3.9
Expected volatility	47%	45%	47%
Dividend yield	—	—	—

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the Company’s ESPP, as well as the resulting average fair values:

	Six Months Ended June 30,
	2012	2011
Stock option plans
Risk-free interest rate	0.7%	1.7%
Volatility	34.4%	30.9%
Dividend yield	—	—
Expected term (years)	4.3	4.3
Resulting average fair value	$19.61	$18.05
Performance stock awards (1)
Risk-free interest rate	0.4%	1.3%
Volatility	30.1%	33.4%
Dividend yield	—	—
Resulting average fair value	$81.96	$82.58
Employee stock purchase plan
Risk-free interest rate	0.1%	0.2%
Volatility	38.7%	21.5%
Dividend yield	—	—
Expected term (years)	0.5	0.5
Resulting average fair value	$15.27	$12.27

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock options and performance stock awards granted under the Company’s equity incentive plans and the shares purchasable under the ESPP, as well as the resulting average fair values:

	Years Ended December 31,
	2011	2010	2009
Stock options
Risk-free interest rate	1.6%	2.0%	2.0%
Volatility	31.1%	32.0%	35.0%
Dividend yield	—	—	—
Expected term (years)	4.3	4.4	4.3
Resulting average fair value	$17.95	$12.85	$12.64
Performance stock awards (1)
Risk-free interest rate	1.3%	—	—
Volatility	33.4%	—	—
Dividend yield	—	—	—
Expected term (years)	2.9	—	—
Resulting average fair value	$82.58	$—	$—
ESPP
Risk-free interest rate	0.1%	0.2%	0.8%
Volatility	28.2%	24.0%	43.0%
Dividend yield	—	—	—
Expected term (years)	0.5	0.5	0.5
Resulting average fair value	$14.83	$9.64	$11.66

(1)	These assumptions apply to the Company’s market condition stock awards granted in February 2011. Performance condition stock awards granted in February 2010 were valued at $42.66 per share based on the closing fair market value of the Company’s common stock on the date of grant.

Stock Option Activity

The following table summarizes all stock option activity under the Company’s stock option plans for the year ended September 29, 2012:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options outstanding at September 24, 2011	15,478	$17.01	4.11	$30,455
Granted	2,258	17.21
Assumed from Gen-Probe Acquisition	3,663	15.28
Cancelled/forfeited	(903)	18.28
Exercised	(2,457)	11.27		$20,399

Options outstanding at September 29, 2012	18,039	$17.40	4.40	$78,962

Options exercisable at September 29, 2012	8,141	$18.73	3.15	$37,574

Options vested and expected to vest at September 29, 2012 (1)	17,385	$17.47	4.33	$75,870

(1)	This represents the number of vested stock options as of September 29, 2012 plus the unvested outstanding options at September 29, 2012 expected to vest in the future, adjusted for estimated forfeitures.

Restricted Stock Unit Activity

A summary of the Company’s RSU activity during the year ended September 29, 2012 is presented below:

Non-vested Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at September 24, 2011	3,112	$15.67
Granted	1,691	17.29
Vested	(997)	15.71
Forfeited	(226)	15.87

Non-vested at September 29, 2012	3,580	$16.41

Black-Scholes Model Weighted Average Assumptions Used to Estimate Fair Value of Shares to Be Issued as of Grant Date

The Company uses the Black-Scholes model to estimate the fair value of shares to be issued as of the grant date using the following weighted average assumptions:

September 29, 2012
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	0.5
Expected volatility	35%
Dividend yield	—

Commitments and Contingencies (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Contingent Consideration Charges Recorded to Consolidated Statement of Operations

A summary of amounts recorded to the Consolidated Statement of Operations is as follows:

Statement of Operations Line Item – Fiscal 2012	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	—	$75,459	$5,572	$81,031
Contingent consideration—fair value adjustments	(3,364)	41,830	—	—	38,466

	$(3,364)	$41,830	$75,459	$5,572	$119,497

Statement of Operations Line Item – Fiscal 2011	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	$2,102	$17,581	$319	$20,002
Contingent consideration—fair value adjustments	(14,328)	6,312	—	—	(8,016)

	$(14,328)	$8,414	$17,581	$319	$11,986

Future Minimum Lease Payments, Including Principal and Interest

Future minimum lease payments, including principal and interest, under these leases were as follows at September 29, 2012:

Fiscal 2013	$2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225

Total minimum payments	17,867
Less-amount representing interest	(4,956)

Total	$12,911

Future Minimum Lease Payments Under All Operating Leases

Future minimum lease payments under all of the Company’s operating leases at September 29, 2012 are as follows:

Fiscal 2013	$21,415
Fiscal 2014	18,228
Fiscal 2015	13,231
Fiscal 2016	11,425
Fiscal 2017	10,049
Thereafter	42,871

Total	$117,219

Future minimum payments under operating leases as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$3,210
2013	2,898
2014	2,549
2015	1,589
2016	1,224
Thereafter	19,160

Total	$30,630

Future Minimum Annual Rental Income Payments Under Sublease Agreements	The future minimum annual rental income payments under these sublease agreements at September 29, 2012 are as follows:

Fiscal 2013	$1,574
Fiscal 2014	1,550
Fiscal 2015	912

Total	$4,036

Future Minimum Payments Under Purchase and Royalty Commitments

Future minimum payments under purchase and royalty commitments as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979

Total (1)	$79,649

(1)	Includes $12.8 million of instrument purchase commitments from third parties.

Business Segments and Geographic Information (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Segment Reporting Information

Segment information for fiscal 2012, 2011 and 2010 is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Total revenues:
Breast Health	$875,771	$825,551	$755,542
Diagnostics	718,064	571,263	552,501
GYN Surgical	313,089	300,538	283,142
Skeletal Health	95,728	91,997	88,367

	$2,002,652	$1,789,349	$1,679,552

Operating income (loss):
Breast Health	$186,106	$187,970	$(93,623)
Diagnostics	(32,787)	170,693	100,469
GYN Surgical	(51,892)	3,623	53,071
Skeletal Health	12,290	12,159	10,020

	$113,717	$374,445	$69,937

Depreciation and amortization:
Breast Health	$42,924	$45,165	$52,660
Diagnostics	197,274	165,065	169,616
GYN Surgical	103,781	92,587	70,724
Skeletal Health	1,772	1,919	1,768

	$345,751	$304,736	$294,768

Capital expenditures:
Breast Health	$9,821	$12,069	$10,392
Diagnostics	44,939	23,128	18,317
GYN Surgical	12,233	11,467	9,575
Skeletal Health	171	2,198	3,637
Corporate	11,609	6,801	4,737

	$78,773	$55,663	$46,658

Identifiable assets:
Breast Health	$956,134	$985,196	$988,041
Diagnostics	6,170,553	1,770,107	1,802,148
GYN Surgical	1,944,386	2,049,682	1,834,773
Skeletal Health	32,778	31,864	30,293
Corporate	1,373,257	1,171,931	970,579

	$10,477,108	$6,008,780	$5,625,834

Product Sales by Product Line

Product sales by product line for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended June 30,
	2012		2011
	$	%	$	%
Clinical diagnostics	$185,572	62%	$175,764	65%
Blood screening	107,384	36%	89,887	33%
Research products and services	5,043	2%	5,382	2%

Total product sales	$297,999	100%	$271,033	100%

Product sales by product line were as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Clinical diagnostics	$352,972	63%	$305,816	59%	$274,215	57%
Blood screening	199,411	35%	203,140	39%	197,537	41%
Research products and services	10,205	2%	13,753	3%	12,007	2%

Total product sales	$562,588	100%	$522,709	100%	$483,759	100%

Revenues by Geography

Revenues by geography as a percentage of total revenues are as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
United States	75%	77%	79%
Europe	12%	14%	12%
Asia-Pacific	8%	6%	5%
All others	5%	3%	4%

	100%	100%	100%

Schedule of Geographically Located Property and Equipment, Net

The Company’s property and equipment, net are geographically located as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
United States	$405,141	$165,177	$183,383
Costa Rica	30,452	34,107	35,984
Europe	59,927	29,591	28,060
All other countries	12,478	9,791	4,271

	$507,998	$238,666	$251,698

Total revenues and net long-lived assets by geographic region were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Total revenue
North America	$414,418	$395,824	$369,790
Rest of World	161,816	147,503	128,512

	$576,234	$543,327	$498,302

	Years Ended December 31,
	2011	2010
Net long-lived assets (1)
North America	$147,288	$138,806
Rest of World	28,793	22,057

	$176,081	$160,863

(1)	Net long-lived assets related to the Company’s property, plant and equipment.

Accrued Expenses and Other Long-Term Liabilities (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Schedule of Accrued Expenses

Accrued expenses and other long-term liabilities consist of the following:

	September 29, 2012	September 24, 2011
Accrued Expenses
Compensation and employee benefits	$143,673	$97,747
Contingent consideration	143,881	100,255
Deferred payment to TCT	—	47,949
Income taxes and other taxes	12,424	33,070
Interest	18,422	9,802
Other	53,981	36,504

	$372,381	$325,327

Other Accrued Expenses

	June 30,	December 31,
	2012	2011
Research and development	$4,578	$3,554
Professional fees	3,902	1,148
Royalties	2,812	3,047
Marketing and sales	1,455	1,261
Other	3,229	3,836

Other accrued expenses	$15,976	$12,846

Other Accrued Expenses

	December 31, 2011	December 31, 2010
Royalties	$3,047	$3,978
Research and development	3,454	3,385
Professional fees	1,148	1,182
Marketing	1,261	1,177
Interest	200	233
Warranty	137	373
Other	3,599	3,607

Other accrued expenses	$12,846	$13,935

Schedule of Other Long-Term Liabilities
September 29, 2012		September 24, 2011
Other Long-Term Liabilities
Accrued lease obligation—long-term	$33,256		$32,846
Reserve for income tax uncertainties	38,518		11,202
Pension liabilities	9,397		7,714
Contingent consideration	3,322		48,872
Other	13,757		6,328

	$98,250		$106,962

Pension and Other Employee Benefits (Tables)	12 Months Ended
Sep. 29, 2012
Schedule of Reconciliation of Benefit Obligations, Plan Assets, Funded Status and Related Actuarial Assumptions

The tables below provide a reconciliation of benefit obligations, plan assets, funded status, and related actuarial assumptions of the Company’s German Pension Benefits.

	Years ended
Change in Benefit Obligation	September 29, 2012	September 24, 2011	September 25, 2010
Benefit obligation at beginning of year	$(8,064)	$(9,093)	$(6,736)
Service cost	—	—	—
Interest cost	(391)	(389)	(401)
Plan participants’ contributions	—	—	—
Actuarial gain (loss)	(2,002)	1,092	(2,814)
Foreign exchange	383	(5)	541
Benefits paid	330	331	317

Benefit obligation at end of year	(9,744)	(8,064)	(9,093)
Plan assets	—	—	—

Funded status	$(9,744)	$(8,064)	$(9,093)

Components of Net Periodic Benefit Cost and Related Actuarial Assumptions

The tables below outline the components of the net periodic benefit cost and related actuarial assumptions of the Company’s German Pension Benefits plan.

	Years ended
Components of Net Periodic Benefit Cost	September 29, 2012	September 24, 2011	September 25, 2010
Service cost	$—	$—	$—
Interest cost	391	389	401
Expected return on plan assets	—	—	—
Amortization of prior service cost	—	—	—
Recognized net actuarial gain	(38)	—	(217)

Net periodic benefit cost	$353	$389	$184

Schedule of Weighted-Average Net Periodic Benefit Cost Assumptions
Weighted-Average Net Periodic Benefit Cost Assumptions	2012	2011	2010
Discount rate	3.52%	5.20%	4.35%
Expected return on plan assets	0%	0%	0%
Rate of compensation increase	0%	0%	0%

Schedule of Expected Pension Benefit	The table below reflects the total Pension Benefits expected to be paid each fiscal year as of September 29, 2012:

2013	$347
2014	367
2015	384
2016	399
2017	410
2018 to 2022	2,238

Quarterly Statement of Operations Information (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Summary of Quarterly Results of Operations

The following table presents a summary of quarterly results of operations for fiscal 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(2)
Total revenue	$472,711	$471,165	$470,228	$588,548
Gross profit	249,370	226,110	244,640	274,317
Net income (loss) (1)	20,812	(40,273)	23,594	(77,767)
Diluted net income (loss) per common share	$0.08	$(0.15)	$0.09	$(0.29)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$432,571	$438,651	$451,082	$467,045
Gross profit	224,734	220,687	234,561	243,199
Net income (3)	10,940	82,445	36,196	27,569
Diluted net income per common share	$0.04	$0.31	$0.14	$0.10

(1)	Net loss in the second quarter of fiscal 2012 includes a charge for the discontinuance of the Adiana product line of $18.3 million and the loss on debt extinguishment of $42.3 million. See Note 5 for further discussion. Net loss in the fourth quarter of fiscal 2012 includes additional amortization expense from the Gen-Probe acquisition of $29.7 million, direct acquisition transaction costs of $30.7 million, and restructuring charges of $16.7 million, a goodwill impairment charge of $5.8 million and an in-process research and development charge of $4.5 million.
(2)	The fourth quarter was a 14-week quarter compared to all other quarters which were 13-week quarters.
(3)	Net income in the first quarter of fiscal 2011 includes a loss on debt extinguishment of $29.9 million and the second quarter of fiscal 2011 includes a gain on the sale of intellectual property of $84.5 million. See Notes 5 and 7 for further discussion.

The following tables set forth the quarterly results of operations for each quarter within the two-year period ended December 31, 2011. The information for each of these quarters is unaudited and has been prepared on the same basis as the Company’s audited consolidated financial statements. In the opinion of management, all necessary adjustments, consisting only of normal recurring accruals, have been included to fairly present the unaudited quarterly results when read in conjunction with the Company’s audited consolidated financial statements and related notes. The results of operations for any quarter are not necessarily indicative of results for any future period.

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$138,112	$132,921	$136,393	$155,162
Total revenues	143,038	135,898	139,123	158,175
Cost of product sales (excluding acquisition-related intangible amortization)	41,943	39,431	40,529	51,742
Gross profit	96,169	93,490	95,864	103,420
Total operating expenses	108,386	106,086	106,766	128,746
Net income (loss)	23,277	22,344	(15,356)	19,859
Net income (loss) per share (1)
Basic	$0.49	$0.47	$(0.33)	$0.43
Diluted	$0.48	$0.45	$(0.33)	$0.42

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$130,569	$132,734	$128,313	$131,093
Total revenues	135,419	138,649	132,565	136,694
Cost of product sales (excluding acquisition-related intangible amortization)	42,661	44,311	42,146	40,104
Gross profit	87,908	88,423	86,167	90,989
Total operating expenses	104,018	104,456	97,162	99,846
Net income	24,193	28,110	27,396	27,238
Net income per share (1)
Basic	$0.49	$0.57	$0.57	$0.57
Diluted	$0.48	$0.57	$0.56	$0.56

(1)	Amounts shown may reflect rounding adjustments.

Supplemental Guarantor Condensed Consolidating Financials (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Supplemental Condensed Consolidating Balance Sheet

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$210,028	$269,416	$80,986	$—	$560,430
Restricted cash	—	—	5,696	—	5,696
Accounts receivable, net	101,538	192,349	115,522	(76)	409,333
Inventories	74,500	223,043	70,180	(532)	367,191
Deferred income tax assets	13,578	—	617	(2,480)	11,715
Prepaid income taxes	20,805	48,429	611	—	69,845
Prepaid expenses and other current assets	18,817	12,816	12,668	—	44,301
Intercompany receivables	—	2,094,017	55,761	(2,149,778)	—
Other current assets—assets held-for-sale	—	67,878	26,625	—	94,503

Total current assets	439,266	2,907,948	368,666	(2,152,866)	1,563,014

Property and equipment, net	26,928	379,702	101,368	—	507,998
Intangible assets, net	24,034	4,162,930	114,286	—	4,301,250
Goodwill	279,956	3,522,474	140,349	—	3,942,779
Other assets	112,339	49,036	2,406	(1,714)	162,067
Investments in subsidiaries	9,782,940	101,615	2,296	(9,886,851)	—

Total assets	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$29,847	$43,339	$14,037	$—	$87,223
Accrued expenses	238,387	86,566	50,052	(2,624)	372,381
Deferred revenue	92,234	10,307	27,147	—	129,688
Current portion of long-term debt	64,435	—	—	—	64,435
Intercompany payables	2,085,339	6,655	66,335	(2,158,329)	—
Other current liabilities—assets held-for-sale	—	5,520	2,102	—	7,622

Total current liabilities	2,510,242	152,387	159,673	(2,160,953)	661,349

Long-term debt, net of current portion	4,971,179	—	—	—	4,971,179
Deferred income tax liabilities	180,916	1,581,833	8,836	—	1,771,585
Deferred service obligations—long-term	7,536	1,160	7,601	(2,583)	13,714
Other long-term liabilities	34,559	30,587	34,504	(1,400)	98,250

Total liabilities	7,704,432	1,765,967	210,614	(2,164,936)	7,516,077
Total stockholders’ equity	2,961,031	9,357,738	518,757	(9,876,495)	2,961,031

Total liabilities and stockholders’ equity	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$644,697	$—	$67,635	$—	$712,332
Restricted cash	—	—	537	—	537
Accounts receivable, net	99,111	121,102	98,486	13	318,712
Inventories	78,512	99,867	52,165	—	230,544
Deferred income tax assets	12,856	26,313	438	—	39,607
Prepaid income taxes	9,525	—	573	—	10,098
Prepaid expenses and other current assets	16,800	4,519	9,751	—	31,070
Intercompany receivables	1,998	1,895,063	12,675	(1,909,736)	—

Total current assets	863,499	2,146,864	242,260	(1,909,723)	1,342,900

Property and equipment, net	27,519	137,400	73,747	—	238,666
Intangible assets, net	31,869	1,944,250	114,688	—	2,090,807
Goodwill	279,957	1,871,242	139,131	—	2,290,330
Other assets	37,600	7,067	1,410	—	46,077
Investments in subsidiaries	5,729,396	67,902	268	(5,797,566)	—

Total assets	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$31,901	$19,694	$11,872	$—	$63,467
Accrued expenses	230,320	35,491	59,516	—	325,327
Deferred revenue	92,205	12,047	16,404	—	120,656
Intercompany payables	1,888,253	—	24,218	(1,912,471)	—

Total current liabilities	2,242,679	67,232	112,010	(1,912,471)	509,450

Long-term debt, net of current portion	1,488,580	—	—	—	1,488,580
Deferred income tax liabilities	236,511	706,877	14,038	—	957,426
Deferred service obligations—long-term	6,000	354	3,113	—	9,467
Other long-term liabilities	59,175	17,664	30,123	—	106,962

Total liabilities	4,032,945	792,127	159,284	(1,912,471)	3,071,885
Total stockholders’ equity	2,936,895	5,382,598	412,220	(5,794,818)	2,936,895

Total liabilities and stockholders’ equity	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$158,945	$7,511	$—	$166,456
Marketable securities	—	196,025	—	—	196,025
Trade accounts receivable, net	—	49,594	11,504	—	61,098
Accounts receivable - other	—	6,805	3	—	6,808
Inventories	—	84,058	7,333	(502)	90,889
Deferred income tax	—	8,049	480	—	8,529
Prepaid expenses	—	12,614	1,540	—	14,154
Other current assets	—	3,389	4,121	—	7,510

Total current assets	—	519,479	32,492	(502)	551,469

Marketable securities, net of current portion	—	88,713	—	—	88,713
Property and equipment, net	—	150,168	27,439	—	177,607
Capitalized software, net	—	18,856	—	—	18,856
Patents, net	—	11,021	212	—	11,233
Purchased intangibles, net	—	90,383	10,757	—	101,140
Goodwill	—	140,699	(301)	—	140,398
License, manufacturing access fees and other assets, net	—	55,951	3,800	—	59,751
Investment in subsidiaries	—	52,027	1,690	(53,717)	—

Intercompany receivable	—	17,049	13,478	(30,527)	—

Total assets	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$19,046	$1,174	$—	$20,220
Accrued salaries and employee benefits	—	23,183	1,428	—	24,611
Other accrued expenses	—	13,243	2,733	—	15,976
Income tax payable	—	170	548	(433)	285
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	896	473	—	1,369
Intercompany payables	—	3,499	27,032	(30,531)	—

Total current liabilities	—	308,037	33,388	(30,964)	310,461

Non-current income tax payable	—	10,307	77	—	10,384
Deferred income tax	—	18,940	331	—	19,271
Deferred revenue, net of current portion	—	3,796	242	—	4,038
Other long-term liabilities	—	5,549	1,747	—	7,296

Total liabilities	—	346,629	35,785	(30,964)	351,450

Total stockholders’ equity	—	797,717	53,782	(53,782)	797,717

Total liabilities and stockholders’ equity	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$75,804	$11,217	$—	$87,021
Marketable securities	—	218,789	—	—	218,789
Trade accounts receivable, net	—	49,183	8,584	—	57,767
Accounts receivable - other	—	3,357	89	—	3,446
Inventories	—	69,488	8,676	(278)	77,886
Deferred income tax	—	7,736	452	—	8,188
Prepaid expenses	—	10,095	1,460	—	11,555
Other current assets	—	3,491	1,476	—	4,967

Total current assets	—	437,943	31,954	(278)	469,619

Marketable securities, net of current portion	—	62,237	—	—	62,237
Property and equipment, net	—	151,032	25,049	—	176,081
Capitalized software, net	—	16,958	34	—	16,992
Patents, net	—	11,508	250	—	11,758
Purchased intangibles, net	—	94,622	11,997	—	106,619
Goodwill	—	140,699	(295)	—	140,404
License, manufacturing access fees and other assets, net	—	58,030	3,708	—	61,738
Intercompany receivable	—	8,502	6,070	(14,372)	—
Investments in subsidiaries	—	54,671	1,686	(56,357)	—

Total assets	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$10,802	$1,198	$—	$12,000
Accrued salaries and employee benefits	—	27,106	1,689	—	28,795
Other accrued expenses	—	10,049	2,797	—	12,846
Income tax payable	—	1,281	925	(349)	1,857
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	1,045	193	—	1,238
Intercompany payables	—	—	14,596	(14,596)	—

Total current liabilities	—	298,283	21,398	(14,945)	304,736

Non-current income tax payable	—	9,939	80	—	10,019
Deferred income tax	—	18,930	353	—	19,283
Deferred revenue, net of current portion	—	2,947	290	—	3,237
Other long-term liabilities	—	5,761	2,070	—	7,831

Total liabilities	—	335,860	24,191	(14,945)	345,106

Total stockholders’ equity	—	700,342	56,262	(56,262)	700,342

Total liabilities and stockholders’ equity	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

Supplemental Condensed Consolidating Statement of Operations

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$420,960	$1,089,580	$431,689	$(284,501)	$1,657,728
Service and other revenues	307,097	63,313	32,555	(58,041)	344,924

	728,057	1,152,893	464,244	(342,542)	2,002,652

Costs and expenses:
Cost of product sales	211,665	396,747	292,928	(284,501)	616,839
Cost of product sales—amortization of intangible assets	5,226	192,377	4,261	—	201,864
Cost of service and other revenues	155,555	61,285	30,713	(58,041)	189,512
Research and development	28,065	91,199	11,698	—	130,962
Selling and marketing	67,874	170,422	84,018	—	322,314
General and administrative	52,418	136,231	31,393	—	220,042
Amortization of intangible assets	2,709	64,357	4,970	—	72,036
Contingent consideration—compensation expense	81,031	—	—	—	81,031
Contingent consideration—fair value adjustments	38,466	—	—	—	38,466
Impairment of goodwill	—	5,826	—	—	5,826
Gain on sale of intellectual property, net	—	(12,424)	—	—	(12,424)
Litigation settlement charge, net	150	12	290	—	452
Acquired in-process research and development	—	4,500	—	—	4,500
Restructuring and divestiture charges, net	49	16,185	1,281	—	17,515

	643,208	1,126,717	461,552	(342,542)	1,888,935

Income from operations	84,849	26,176	2,692	—	113,717
Investment and interest income	1,950	159	840	(609)	2,340
Interest expense	(137,190)	(1,158)	(1,939)	—	(140,287)
Debt extinguishment loss	(42,347)	—	—	—	(42,347)
Other income, net	3,051	699	557	609	4,916

(Loss) income before income taxes	(89,687)	25,876	2,150	—	(61,661)
Provision for (benefit from) income taxes	9,721	(3,094)	5,346	—	11,973
Equity in earnings (losses) of subsidiaries	25,774	8,415	556	(34,745)	—

Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$411,309	$964,584	$376,575	$(274,128)	$1,478,340
Service and other revenues	274,197	59,026	27,862	(50,076)	311,009

	685,506	1,023,610	404,437	(324,204)	1,789,349

Costs and expenses:
Cost of product sales	200,912	309,910	284,495	(274,128)	521,189
Cost of product sales—amortization of intangible assets	5,224	167,341	4,891	—	177,456
Cost of service and other revenues	143,399	51,888	22,312	(50,076)	167,523
Research and development	28,959	75,437	12,300	—	116,696
Selling and marketing	60,496	166,458	59,776	—	286,730
General and administrative	49,730	85,950	23,113	—	158,793
Amortization of intangible assets	2,709	54,851	774	—	58,334
Contingent consideration—compensation expense	20,002	—	—	—	20,002
Contingent consideration—fair value adjustments	(8,016)	—	—	—	(8,016)
Gain on sale of intellectual property, net	—	(84,502)	—	—	(84,502)
Litigation settlement charge, net	450	320	—	—	770
Restructuring and divestiture charges, net	(353)	—	282	—	(71)

	503,512	827,653	407,943	(324,204)	1,414,904

Income (loss) from operations	181,994	195,957	(3,506)	—	374,445
Investment and interest income	1,495	1	364	—	1,860
Interest expense	(111,583)	(1,357)	(1,906)	—	(114,846)
Debt extinguishment loss	(29,891)	—	—	—	(29,891)
Other (expense) income, net	(1,706)	(2,661)	185	—	(4,182)

Income (loss) before income taxes	40,309	191,940	(4,863)	—	227,386
Provision for (benefit from) income taxes	10,976	60,163	(903)	—	70,236
Equity in earnings (losses) of subsidiaries	127,817	8,699	319	(136,835)	—

Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$370,613	$958,086	$305,677	$(219,476)	$1,414,900
Service and other revenues	232,058	62,564	18,345	(48,315)	264,652

	602,671	1,020,650	324,022	(267,791)	1,679,552

Costs and expenses:
Cost of product sales	200,126	300,482	205,925	(219,476)	487,057
Cost of product sales—amortization of intangible assets	6,704	164,058	685	—	171,447
Cost of product sales—impairment of intangible assets	—	123,350	—	—	123,350
Cost of service and other revenues	139,111	55,242	15,022	(48,315)	161,060
Research and development	29,503	71,132	3,670	—	104,305
Selling and marketing	61,872	141,534	43,968	—	247,374
General and administrative	45,434	86,798	16,108	—	148,340
Amortization of intangible assets	4,852	49,644	362	—	54,858
Impairment of goodwill	—	76,723	—	—	76,723
Impairment of intangible assets	—	20,117	—	—	20,117
Litigation settlement charge, net	—	11,403	—	—	11,403
Acquired in-process research and development	—	2,000	—	—	2,000
Restructuring and divestiture charges, net	—	296	1,285	—	1,581

	487,602	1,102,779	287,025	(267,791)	1,609,615

Income (loss) from operations	115,069	(82,129)	36,997	—	69,937
Investment and interest income	1,118	(15)	175	—	1,278
Interest expense	(123,673)	(1,503)	(1,931)	—	(127,107)
Other income (expense), net	24,450	(2,102)	(21,447)	—	901

(Loss) income before income taxes	16,964	(85,749)	13,794	—	(54,991)
Provision for (benefit from) income taxes	10,095	(7,262)	4,989	—	7,822
Equity in earnings (losses) of subsidiaries	(69,682)	8,142	(261)	61,801	—

Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$274,839	$23,222	$(62)	$297,999
Collaborative research revenues	—	7,792	1	—	7,793
Royalty and license revenue	—	3,502	127	—	3,629
Intercompany revenue	—	6,404	6,306	(12,710)

	—	292,537	29,656	(12,772)	309,421

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	94,242	18,358	(9,040)	103,560
Acquisition-related intangible amortization	—	4,902	629	—	5,531
Research and development	—	55,465	1,311	—	56,776
Marketing and sales	—	33,989	8,121	(3,200)	38,910
General and administrative	—	37,844	4,181	(532)	41,493
Asset impairment charges	—	—	783	—	783

Income (loss) from operations	—	66,095	(3,727)	—	62,368
Investment and interest income	—	3,706	7	—	3,713
Interest expense	—	(1,072)	(6)	—	(1,078)
Other (expense) income, net	—	(757)	398	—	(359)

Income before income taxes	—	67,972	(3,328)	—	64,644
Provision for (benefit from) income taxes	—	23,067	(598)	—	22,469
Equity in earnings (loss) of subsidiaries	—	(2,730)	—	2,730	—

Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$522,237	$40,349	$2	$562,588
Collaborative research revenues	—	7,679	3	—	7,682
Royalty and license revenue	—	5,948	16	—	5,964
Intercompany revenue	—	18,867	9,380	(28,247)	—

	—	554,731	49,748	(28,245)	576,234

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	170,662	25,705	(22,722)	173,645
Acquisition-related intangible amortization	—	9,778	1,283	—	11,061
Research and development	—	110,253	2,489	—	112,742
Marketing and sales	—	60,027	13,042	(4,673)	68,396
General and administrative	—	60,893	11,351	(850)	71,394
Goodwill and asset impairment charges	—	3,993	8,753	—	12,746

Income (loss) from operations	—	139,125	(12,875)	—	126,250
Investment and interest income	—	9,037	(342)	—	8,695
Interest expense	—	(2,052)	(18)	—	(2,070)
Other-than-temporary impairment loss on equity investment	—	(39,482)	—	—	(39,482)
Other (expense) income, net	—	(481)	245	—	(236)

Income (loss) before income taxes	—	106,147	(12,990)	—	93,157
Provision for (benefit from) income taxes	—	44,049	(1,016)	—	43,033
Equity in earnings (loss) of subsidiaries	—	(11,974)	—	11,974	—

Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124

Supplemental Condensed Consolidating Statements of Comprehensive (Loss) Income

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)
Foreign currency translation adjustment	836	(527)	5,908	—	6,217
Adjustment to minimum pension liability, net of taxes	—	—	(1,484)	—	(1,484)
Unrealized gain on available-for-sale security, net of taxes	—	62	—	—	62

Other comprehensive income (loss)	836	(465)	4,424	—	4,795

Comprehensive (loss) income	$(72,798)	$36,920	$1,784	$(34,745)	$(68,839)

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150
Foreign currency translation adjustment	(1,127)	(121)	2,336	—	1,088
Adjustment to minimum pension liability, net of taxes	—	—	764	—	764

Other comprehensive income (loss)	(1,127)	(121)	3,100	—	1,852

Comprehensive income (loss)	$156,023	$140,355	$(541)	$(136,835)	$159,002

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)
Foreign currency translation adjustment	2	1,105	(5,870)	—	(4,763)
Adjustment to minimum pension liability, net of taxes	—	—	(2,122)	—	(2,122)

Other comprehensive income (loss)	2	1,105	(7,992)	—	(6,885)

Comprehensive (loss) income	$(62,811)	$(69,240)	$552	$61,801	$(69,698)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175
Foreign currency translation adjustment	—	—	(39)	196	157
Change in net unrealized loss on marketable securities, net of income tax benefit	—	(967)	—	—	(967)
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(1,629)	—	—	(1,629)

Comprehensive income (loss)	$—	$39,579	$(2,769)	$2,926	$39,736

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124
Foreign currency translation adjustment	—	(454)	(381)	314	(521)
Change in net unrealized loss on marketable securities, net of income tax benefit	—	3,196	(151)	—	3,045
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(3,745)	230	—	(3,515)

Comprehensive income (loss)	$—	$49,121	$(12,276)	$12,288	$49,133

Consolidating Statement of Cash Flows

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$236,063	$104,167	$29,992	$—	$370,222

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(3,971,970)	196,771	12,796	—	(3,762,403)
Payment of additional acquisition consideration	(8,858)	—	(926)	—	(9,784)
Proceeds from sale of intellectual property	—	12,500	—	—	12,500
Purchase of property and equipment	(13,247)	(12,444)	(7,458)	—	(33,149)
Increase in equipment under customer usage agreements	—	(30,735)	(14,889)	—	(45,624)
Acquisition of in-process research and development assets	(4,500)	—	—	—	(4,500)
Purchase of cost-method investment	—	(250)	—	—	(250)
Decrease (increase) in restricted cash	—	(38)	(5,121)	—	(5,159)
Increase in other assets	(558)	(2,192)	335	—	(2,415)

Net cash (used in) provided by investing activities	(3,999,133)	163,612	(15,263)	—	(3,850,784)

FINANCING ACTIVITIES
Proceeds from long-term debt	3,476,320	—	—	—	3,476,320
Payment of debt issuance costs	(81,408)	—	—	—	(81,408)
Payment of contingent consideration	(51,680)	—	—	—	(51,680)
Payment of deferred acquisition consideration	(44,223)	—	—	—	(44,223)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594	—	—	—	28,594
Excess tax benefit related to equity awards	6,206	—	—	—	6,206
Payment of employee restricted stock minimum tax withholdings	(5,710)	—	—	—	(5,710)

Net cash provided by financing activities	3,328,099	—	—	—	3,328,099
Effect of exchange rate changes on cash and cash equivalents	302	1,637	(1,378)	—	561

Net increase in cash and cash equivalents	(434,669)	269,416	13,351	—	(151,902)
Cash and cash equivalents, beginning of period	644,697	—	67,635	—	712,332

Cash and cash equivalents, end of period	$210,028	$269,416	$80,986	$—	$560,430

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$431,353	$9,040	$15,631	$—	$456,024

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(240,917)	9,070	33,103	—	(198,744)
Payment of additional acquisition consideration	(19,660)	—	—	—	(19,660)
Divestiture activities, net of cash transferred	1,138	—	1,129	—	2,267
Proceeds from sale of intellectual property	750	12,500	—	—	13,250
Purchase of property and equipment	(11,512)	(8,646)	(7,627)	—	(27,785)
Increase in equipment under customer usage agreements	(1,121)	(17,361)	(9,396)	—	(27,878)
Purchase of licensed technology and other intangible assets	—	(3,021)	—	—	(3,021)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Purchase of cost-method investment	—	(99)	—	—	(99)
Increase in restricted cash	—	—	405	—	405

Net cash (used in) provided by investing activities	(276,644)	(7,557)	17,614	—	(266,587)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	—	(1,362)	—	—	(1,362)
Payment of debt issuance costs	(5,327)	—	—	—	(5,327)
Payment of contingent consideration	(4,294)	—	—	—	(4,294)
Net proceeds from issuance of common stock pursuant to employee stock plans	25,404	—	—	—	25,404
Excess tax benefit related to equity awards	3,652	—	—	—	3,652
Payment of employee restricted stock minimum tax withholdings	(10,399)	—	—	—	(10,399)

Net cash provided by (used in) financing activities	9,036	(1,362)	—	—	7,674
Effect of exchange rate changes on cash and cash equivalents	48	(121)	(331)	—	(404)

Net increase (decrease) in cash and cash equivalents	163,793	—	32,914	—	196,707
Cash and cash equivalents, beginning of period	480,904	—	34,721	—	515,625

Cash and cash equivalents, end of period	$644,697	$—	$67,635	$—	$712,332

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	481,793	(43,634)	18,553	—	456,712

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(84,751)	1	428	—	(84,322)
Divestiture activities, net of cash transferred	—	—	(1,035)	—	(1,035)
Proceeds from sale of intellectual property	3,000	70,000	—	—	73,000
Purchase of property and equipment	(11,509)	(10,126)	(6,375)	—	(28,010)
Increase in equipment under customer usage agreements	(1,421)	(11,392)	(5,835)	—	(18,648)
Purchase of licensed technology and other intangible assets	—	(500)	—	—	(500)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Acquisition of in-process research and development assets	(2,000)	—	—	—	(2,000)
Proceeds from sale of cost method investments	—	—	678	—	678
Purchase of cost-method investment	(325)	(470)	—	—	(795)
Increase in restricted cash	—	—	(26)	—	(26)

Net cash provided by (used in) investing activities	(102,328)	47,513	(12,165)	—	(66,980)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	(174,167)	(1,326)	(1,511)	—	(177,004)
Purchase of non-controlling interest	—	(2,684)	—	—	(2,684)
Net proceeds from issuance of common stock pursuant to employee stock plans	12,594	—	—	—	12,594
Excess tax benefit related to equity awards	2,043	—	—	—	2,043
Payment of employee restricted stock minimum tax withholdings	(2,524)	—	—	—	(2,524)

Net cash used in financing activities	(162,054)	(4,010)	(1,511)	—	(167,575)
Effect of exchange rate changes on cash and cash equivalents	3	131	148	—	282

Net increase in cash and cash equivalents	217,414	—	5,025	—	222,439
Cash and cash equivalents, beginning of period	263,490	—	29,696	—	293,186

Cash and cash equivalents, end of period	$480,904	$—	$34,721	$—	$515,625

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Six Months Ended June 30, 2012

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	67,893	(1,973)	(216)	65,704

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	254,120	—	—	254,120
Purchase of marketable securities	—	(265,447)	—	—	(265,447)
Purchase of property, plant and equipment	—	(11,091)	(4,432)	—	(15,523)
Purchase of capitalized software	—	(3,437)	—	—	(3,437)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(1,527)	32	(32)	(1,527)
Other	—	117	25	248	390

Net cash (used in) provided by investing activities	—	(27,265)	(4,375)	216	(31,424)

FINANCING ACTIVITIES
Proceeds from issuance of common stock and employee stock purchase plan	—	43,161	—	—	43,161
Repurchase and retirement of restricted stock for payment of taxes	—	(1,146)	—	—	(1,146)
Excess tax benefit from employee stock-based compensation	—	3,374	1	—	3,375

Net cash provided by financing activities	—	45,389	1	—	45,390
Effect of exchange rate changes on cash and cash equivalents	—	(2,876)	2,641	—	(235)

Net increase (decrease) in cash and cash equivalents	—	83,141	(3,706)	—	79,435
Cash and cash equivalents, beginning of period	—	75,804	11,217	—	87,021

Cash and cash equivalents, end of period	$—	$158,945	$7,511	$—	$166,456

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$182,990	$(1,414)	$(323)	$181,253

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	477,347	11,894	—	489,241
Purchase of marketable securities	—	(395,190)	—	—	(395,190)
Purchase of property, plant and equipment	—	(31,030)	(10,634)	—	(41,664)
Purchase of capitalized software	—	(6,053)	—	—	(6,053)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(2,659)	(2,901)	301	(5,259)
Cash paid for investment in Roka Bioscience	—	(3,980)	—	—	(3,980)
Other	—	(448)	217	22	(209)

Net cash (used in) provided by investing activities	—	37,987	(1,424)	323	(36,886)

FINANCING ACTIVITIES
Repurchase and retirement of common stock	—	(250,000)	—	—	(250,000)
Proceeds from issuance of common stock and employee stock purchase plan	—	49,932	—	—	49,932
Repurchase and retirement of restricted stock for payment of taxes	—	(1,615)	—	—	(1,615)
Excess tax benefit from employee stock-based compensation	—	5,080	—	—	5,080
Borrowings, net	—	8,000	—	—	8,000

Net cash used in financing activities	—	(188,603)	—	—	(188,603)
Effect of exchange rate changes on cash and cash equivalents	—	(5,830)	3,625	—	(2,205)

Net increase in cash and cash equivalents	—	26,544	787	—	27,331
Cash and cash equivalents, beginning of period	—	49,260	10,430	—	59,690

Cash and cash equivalents, end of period	$—	$75,804	$11,217	$—	$87,021

Balance Sheet Information (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Schedule of Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

	June 30,	December 31,
	2012	2011
Land	$19,360	$19,355
Building	78,317	80,005
Machinery and equipment	220,099	213,729
Building improvements	64,830	60,628
Furniture and fixtures	22,465	21,790
Construction in-progress	1,099	2,789

Property, plant and equipment, at cost	406,170	398,296
Less: accumulated depreciation and amortization	(228,563)	(222,215)

Property, plant and equipment, net	$177,607	$176,081

Property, Plant and Equipment

	December 31, 2011	December 31, 2010
Land	$19,355	$19,287
Building	80,005	80,010
Machinery and equipment	213,729	195,927
Building improvements	60,628	48,217
Furniture and fixtures	21,790	21,999
Construction in-progress	2,789	1,855

Property, plant and equipment, at cost	398,296	367,295
Less: accumulated depreciation and amortization	(222,215)	(206,432)

Property, plant and equipment, net	$176,081	$160,863

Schedule of Purchased Intangibles

Purchased Intangibles

	June 30, 2012		December 31, 2011
	Gross	Accumulated Amortization	Gross	Accumulated Amortization
Customer relationships	$76,765	$(18,824)	$77,326	$(15,723)
Developed technology	60,706	(39,432)	59,206	(38,292)
Trademarks	10,551	(1,715)	10,817	(1,487)
Trade names	7,300	(618)	7,300	(435)
In-process research and development	6,407	—	7,907	—

Total purchased intangibles	$161,729	$(60,589)	$162,556	$(55,937)

Schedule of License, Manufacturing Access Fees and Other Assets, Net

License, Manufacturing Access Fees and Other Assets, Net

	June 30,	December 31,
	2012	2011
License and manufacturing access fees	$68,889	$67,906
Investment in Qualigen, Inc.	5,404	5,404
Investment in DiagnoCure, Inc.	5,000	5,000
Investment in Roka Bioscience, Inc.	4,705	4,705
Other assets	11,748	11,257

License, manufacturing access fees and other assets, at cost	95,746	94,272
Less: accumulated amortization	(35,995)	(32,534)

License, manufacturing access fees and other assets, net	$59,751	$61,738

Marketable Securities (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Company's Marketable Securities

The following is a summary of marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
June 30, 2012
Debt securities	$277,363	$523	$(258)	$277,628
Equity securities	10,518	—	(3,408)	7,110
Mutual funds	6,397	189	—	6,586

Total marketable securities	$294,278	$712	$(3,666)	$291,324

December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Equity securities	6,127	16	(88)	6,055

Total marketable securities	$287,390	$1,314	$(1,623)	$287,081

The following is a summary of marketable securities as of December 31, 2011 and 2010 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Mutual funds	6,127	16	(88)	6,055

	$287,390	$1,314	$(1,623)	$287,081

December 31, 2010
Debt securities	$380,242	$561	$(2,968)	$377,835
Equity securities	50,000	2,130	—	52,130

	$430,242	$2,691	$(2,968)	$429,965

Estimated Fair Values and Gross Unrealized Losses for Company's Investments in Individual Debt Securities

The following table shows the estimated fair values and gross unrealized losses as of June 30, 2012 for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

Less than 12 Months		More than 12 Months
Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
$81,603	$(258)	$—	$—

The following table shows the estimated fair values and gross unrealized losses for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

	Less than 12 Months		More than 12 Months
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2011	$53,063	$(191)	$—	$—

December 31, 2010	$230,043	$(2,967)	$2,604	$(1)

Gross Realized Gains and Losses from Sales of Marketable Securities

The following table shows the gross realized gains and losses from the sale of marketable securities, based on the specific identification method during the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Proceeds from sale of marketable securities	$256,626	$225,178

Gross realized gains	$2,614	$2,112
Gross realized losses	(108)	(356)

Net realized (loss) gain	$2,506	$1,756

The following table shows the gross realized gains and losses from the sales of marketable securities, based on the specific identification method, for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Years Ended December 31,
	2011	2010	2009
Proceeds from sales of marketable securities	$494,616	$432,856	$446,333

Gross realized gains	$5,764	$6,728	$10,985
Gross realized losses	(356)	(4)	(467)

Net realized gain	$5,408	$6,724	$10,518

Amortized Cost and Estimated Fair Value of Available-for-Sale Marketable Securities by Contractual Maturity

The amortized cost and estimated fair value of available-for-sale marketable debt securities as of December 31, 2011, by contractual maturity, are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Maturities
Within one year	$75,320	$141	$—	$75,461
After one year through five years	150,478	667	(191)	150,954
After five years through ten years	44,947	490	—	45,437

Total marketable debt securities	$270,745	$1,298	$(191)	$271,852

Stockholders' Equity (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Schedule of Stock Option Activity

A summary of the Company’s stock option activity for all equity incentive plans for the six months ended June 30, 2012 is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,513	$50.80
Granted	842	68.72
Exercised	(826)	48.96
Cancelled	(80)	56.54

Outstanding at June 30, 2012	5,449	$53.76	4.0	$155,045

Exercisable at June 30, 2012	3,433	$50.06	3.0	$110,405

A summary of the Company’s stock option activity during 2011 for all equity incentive plans is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	5,700	$46.56
Granted	1,058	65.00
Exercised	(1,073)	41.84
Cancelled	(172)	53.45

Outstanding at December 31, 2011	5,513	$50.80	3.9	$54,095

Exercisable at December 31, 2011	3,686	$48.78	3.0	$41,046

Restricted Stock and Deferred Issuance Restricted Stock

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	62	$54.35
Granted	4	63.29
Vested	(6)	56.63
Forfeited	(3)	53.00

Unvested at June 30, 2012	57	$54.78

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	121	$54.41
Granted	21	63.74
Vested and exercised	(75)	56.88
Forfeited	(5)	57.57

Unvested at December 31, 2011	62	$54.35

Schedule of Performance Stock Awards

A summary of the Company’s performance stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	109	$73.92
Awarded	108	82.00
Vested and issued	(46)	72.33
Cancelled	(5)	76.69

Unvested at June 30, 2012	166	$79.50

A summary of the Company’s performance stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	65	$42.66
Awarded	91	82.58
Vested and issued	(12)	42.66
Cancelled	(35)	49.11

Unvested at December 31, 2011	109	$73.92

Schedule of Stockholders' Equity

Changes in stockholders’ equity for the six months ended June 30, 2012 were as follows (in thousands):

Balance at December 31, 2011	$700,342
Net income	42,175
Other comprehensive loss, net	(2,439)
Proceeds from the issuance of common stock and ESPP shares	43,161
Issuance of common stock to board members	136
Repurchase and retirement of restricted stock for payment of taxes	(1,146)
Stock-based compensation	12,517
Stock-based compensation income tax benefits	2,971

Balance at June 30, 2012	$797,717

Schedule of Comprehensive Income (Loss)

Components of comprehensive income, net of income tax, for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended
	June 30,
	2012	2011
Net income, as reported	$42,175	$45,621

Other comprehensive income (loss):
Foreign currency translation adjustment	157	3,173

Unrealized gains (losses)
Change in net unrealized gain on available-for-sale securities during the period	(967)	(10,180)
Realized gain on available-for-sale securities, net of tax	(1,629)	(1,142)

Total unrealized losses	(2,596)	(11,322)
Total other comprehensive loss, net	(2,439)	(8,149)

Comprehensive income	$39,736	$37,472

Novartis Collaboration Agreement (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Recognized Revenues Under Collaboration Agreement

During the years ended December 31, 2011, 2010 and 2009, the Company recognized revenues under this collaboration agreement in the following categories (in thousands):

	Years Ended December 31,
	2011	2010	2009
Product sales	$199,411	$203,140	$197,537
Collaborative research revenue	7,362	13,921	6,711
Royalty and license revenue	2,550	2,396	4,202

Total revenue from Novartis	$209,323	$219,457	$208,450

Operations - Additional Information (Detail) (Gen-Probe Incorporated [Member], USD $) In Billions, unless otherwise specified	Sep. 24, 2012
Gen-Probe Incorporated [Member]
Nature Of Operations [Line Items]
Debt obtained by the Company to finance the acquisition	$ 3.5

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended									12 Months Ended	3 Months Ended			12 Months Ended					6 Months Ended		12 Months Ended
	Oct. 17, 2011	Oct. 17, 2011	Jun. 27, 2010	Sep. 29, 2012 Customer	Sep. 25, 2010	Sep. 29, 2012 Customer	Sep. 24, 2011 Customer	Sep. 25, 2010	Sep. 29, 2012 Mammosite [Member]	Sep. 25, 2010 Mammosite [Member]	Sep. 26, 2009 Mammosite [Member]	Sep. 29, 2012 Breast Health [Member]	Sep. 25, 2010 Breast Health [Member]	Sep. 24, 2011 Breast Health [Member]	Sep. 25, 2010 Other reporting units [Member]	Sep. 25, 2010 Developed technology [Member]	Sep. 25, 2010 Customer relationships [Member]	Sep. 25, 2010 Trade names [Member]	Sep. 29, 2012 Accounts receivable [Member]	Sep. 24, 2011 Accounts receivable [Member]	Sep. 29, 2012 Total revenues [Member]	Sep. 24, 2011 Total revenues [Member]	Sep. 25, 2010 Total revenues [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalent maturity period						three months or less
Number of customers with balance greater than specified percentage				0		0	0
Concentration risk, percentage																			10.00%	10.00%	10.00%	10.00%	10.00%
Impairment charges on tangible assets						$ 19,500,000
Impairment charges on long lived assets						6,500,000
Property plant and equipment not material charge							0	0
Intangible assets useful life, minimum						2 years																				2 years
Intangible assets useful life, maximum						30 years																				20 years
Intangible assets impairment charge			143,500,000		143,500,000	0	0	20,117,000								123,400,000	11,800,000	8,300,000
Impairment of goodwill			76,723,000	5,826,000		5,826,000	0	76,723,000	5,826,000			5,826,000														8,752,000
Acquired In-process research and development charges				4,500,000	2,000,000	4,500,000	0	2,000,000
In-process research and development, value																													7,000,000
Damage awarded by jury	18,800,000	18,800,000				18,800,000
Change in discount rate in goodwill impairment test										11.00%	12.50%
Discount rate assumption for fair value measurement of reporting unit										10.00%
Estimated change in impairment charges with respect to change in the fair value of reporting unit								2,500,000
Percentage used to provide additional disclosure of potential goodwill impairment in the future								10.00%
Percent of reporting unit fair value exceed carrying value								4.00%
Reporting unit's goodwill value for a reporting unit that passed step 1 by less than 10%													256,500,000
Reporting unit's goodwill															1,850,000,000
Percentage of equity ownership at which cost-method investments would not qualify for cost-method accounting						20.00%
Other-than-temporary impairment charges							2,400,000	1,100,000
Defined contract term						3 years
Defined contract term						5 years
Product warranty period
Advertising cost						29,800,000	29,000,000	15,300,000																		1,200,000	600,000	800,000
Shipping and handling expenses included in cost of product sales																										10,500,000	7,900,000	7,300,000
Anti-dilutive securities excluded from computation of earnings per share																								1,500	800	1,000	3,800	3,900
Minimum contractual maturity period for investments classified as non-current marketable securities																										greater than 12 months	greater than 12 months
Depreciation expense						71,851,000	68,946,000	68,463,000																		25,600,000	26,800,000	27,600,000
Asset retirement obligations																										1,100,000	500,000
Capitalized software cost amortization period																										10 years
Goodwill				3,942,779,000		3,942,779,000	2,290,330,000					635,741,000		638,887,000										140,398,000		140,404,000	150,308,000	122,680,000		62,000,000	33,000,000	26,800,000
Acquired intangible assets, excluding capitalized software																										156,300,000
Liabilities associated with employee medical costs																										$ 2,600,000	$ 1,300,000
Deferred revenue																								5.0

Summary of Significant Accounting Policies - Summary of Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Schedule Of Marketable Securities [Line Items]
Fair Value	$ 6,029
Equity security [Member]
Schedule Of Marketable Securities [Line Items]
Cost	5,931
Gross Unrealized Gains	98
Gross Unrealized Losses
Fair Value	$ 6,029

Summary of Significant Accounting Policies - Supplemental Cash Flow Statement Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Supplemental Cash Flow Information [Line Items]
Cash paid during the period for income taxes	$ 166,565	$ 118,850	$ 130,486
Cash paid during the period for interest	55,045	36,268	39,382
Fair value of stock options assumed in the Gen-Probe acquisition	2,655
Additional acquisition contingent consideration accrued		18,924	32,489
Fair value of contingent consideration at acquisition		86,600	29,500
Deferred payments for acquisitions	$ 1,655	$ 47,258

Summary of Significant Accounting Policies - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Components Of Inventory [Line Items]
Raw materials	$ 134,983	$ 119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645
Inventories	$ 367,191	$ 230,544

Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipments (Detail)	12 Months Ended
	Sep. 29, 2012 Building and improvements [Member] Minimum [Member]	Sep. 29, 2012 Building and improvements [Member] Maximum [Member]	Sep. 29, 2012 Equipment and software [Member] Minimum [Member]	Sep. 29, 2012 Equipment and software [Member] Maximum [Member]	Sep. 29, 2012 Equipment under customer usage agreements [Member] Minimum [Member]	Sep. 29, 2012 Equipment under customer usage agreements [Member] Maximum [Member]	Sep. 29, 2012 Furniture and fixtures [Member] Minimum [Member]	Sep. 29, 2012 Furniture and fixtures [Member] Maximum [Member]	Dec. 31, 2011 Furniture and fixtures [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Building [Member] GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 Building [Member] GEN-PROBE INCORPORATED [Member] Maximum [Member]	Dec. 31, 2011 Machinery and equipment [Member] GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 Machinery and equipment [Member] GEN-PROBE INCORPORATED [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	35 years	40 years	3 years	10 years	3 years	8 years	5 years	7 years	3 years		10 years	50 years	3 years	8 years
Property and equipment, estimated useful life										Shorter of the Original Term of Lease or Estimated Useful Life

Summary of Significant Accounting Policies - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 5,363,927	$ 2,879,705
Accumulated Amortization	1,062,677	788,898
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,784,689	2,215,323
Accumulated Amortization	788,274	586,647
In-process research and development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	227,000	840
Customer relationships and contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,097,842	507,974
Accumulated Amortization	205,612	150,039
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	240,092	142,799
Accumulated Amortization	60,318	44,267
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	11,417	9,937
Accumulated Amortization	7,906	7,752
Business licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,577	2,535
Accumulated Amortization	344	81
Non-competition agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	310	297
Accumulated Amortization	$ 223	$ 112

Summary of Significant Accounting Policies - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Estimated Amortization Expense [Line Items]
Fiscal 2013	$ 413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	$ 361,061

Summary of Significant Accounting Policies - Rollforward of Goodwill Activity by Reportable Segment (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill [Line Items]
Beginning Balance, Goodwill			$ 2,290,330,000
Gen-Probe acquisition			1,652,546,000
Impairment charge	76,723,000	5,826,000	5,826,000	0	76,723,000
Tax adjustments			4,897,000
Foreign currency			3,288,000
Other adjustments			(2,456,000)
Ending Balance, Goodwill		3,942,779,000	3,942,779,000	2,290,330,000
Breast Health [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			638,887,000
Impairment charge			5,826,000
Foreign currency			2,082,000
Other adjustments			598,000
Ending Balance, Goodwill		635,741,000	635,741,000
Diagnostics [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			633,319,000
Gen-Probe acquisition			1,652,546,000
Tax adjustments			(1,315,000)
Foreign currency			907,000
Other adjustments			(2,010,000)
Ending Balance, Goodwill		2,283,447,000	2,283,447,000
GYN Surgical [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			1,009,973,000
Tax adjustments			6,212,000
Foreign currency			325,000
Other adjustments			(1,044,000)
Ending Balance, Goodwill		1,015,466,000	1,015,466,000
Skeletal Health [Member]
Goodwill [Line Items]
Beginning Balance, Goodwill			8,151,000
Foreign currency			(26,000)
Ending Balance, Goodwill		$ 8,125,000	$ 8,125,000

Summary of Significant Accounting Policies - Rollforward of Accumulated Goodwill Impairment Losses by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Goodwill [Line Items]
Balance at September 24, 2011			$ 2,416,746
Impairment charge	76,723	5,826	5,826	0	76,723
Balance at September 29, 2012		2,422,572	2,422,572	2,416,746
Breast Health [Member]
Goodwill [Line Items]
Balance at September 24, 2011			342,593
Impairment charge			5,826
Balance at September 29, 2012		348,419	348,419
Diagnostics [Member]
Goodwill [Line Items]
Balance at September 29, 2012		908,349	908,349	908,349
GYN Surgical [Member]
Goodwill [Line Items]
Balance at September 29, 2012		$ 1,165,804	$ 1,165,804	$ 1,165,804

Summary of Significant Accounting Policies - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Other Noncurrent Assets [Line Items]
Deferred financing costs	$ 82,760	$ 11,918
Life insurance contracts	25,978	22,736
Mutual funds	6,995
Marketable security	6,029
Manufacturing access fees	18,323
Cost-method equity investments	15,976	4,608
Other	6,006	6,815
Other assets	$ 162,067	$ 46,077

Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ 7,211	$ 994
Unrealized gains on available-for-sale securities, net of tax of $36	62
Minimum pension liability, net of tax of $207 and $300, respectively	(483)	1,001
Accumulated other comprehensive income	$ 6,790	$ 1,995

Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Unrealized gains on available-for-sale securities, tax effect	$ 36
Minimum pension liability, tax	$ 207	$ 300

Summary of Significant Accounting Policies - Accounts Receivable Reserve Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Balance at Beginning of Period	$ 6,516	$ 7,769	$ 7,279
Charged to Costs and Expenses	3,270	1,614	1,895
Write- offs and Payments	(3,390)	(2,867)	(1,405)
Balance at End of Period	$ 6,396	$ 6,516	$ 7,769

Summary of Significant Accounting Policies - Schedule of Reconciliation of Basic and Diluted Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended									3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Outstanding stock options [Member]	Sep. 24, 2011 Outstanding stock options [Member]	Sep. 25, 2010 Outstanding stock options [Member]	Sep. 29, 2012 Restricted stock units [Member]	Sep. 24, 2011 Restricted stock units [Member]	Sep. 25, 2010 Restricted stock units [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Basic Net Income per Share
Net income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)							$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Less: income allocated to participating securities																										(50)	(72)	(60)	(273)	(335)
Net income allocated to common stockholders																										42,125	45,549	50,064	106,664	91,448
Numerator:
Net (loss) income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)							19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Weighted average common shares outstanding - basic									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Denominator:
Basic weighted average common shares outstanding									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock units										3,206
Diluted weighted average common shares outstanding									264,041	264,305	258,743															46,550	49,196	48,387	49,033	50,965
Basic net (loss) income per common share									$ (0.28)	$ 0.6	$ (0.24)							$ 0.43	$ (0.33)	$ 0.47	$ 0.49	$ 0.57	$ 0.57	$ 0.57	$ 0.49	$ 0.93	$ 0.95	$ 1.06	$ 2.2	$ 1.82
Diluted Net Income per Share
Net income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)							19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Less: income allocated to participating securities																										(49)	(70)	(59)	(270)	(331)
Net income allocated to common stockholders																										$ 42,126	$ 45,551	$ 50,065	$ 106,667	$ 91,452
Weighted average common shares outstanding - basic									264,041	261,099	258,743															45,351	47,873	47,254	48,560	50,356
Dilutive securities																										1,199	1,323	1,133	473	609
Diluted weighted average common shares outstanding									264,041	264,305	258,743															46,550	49,196	48,387	49,033	50,965
Diluted net (loss) income per common share	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.1	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)							$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Weighted-average anti-dilutive shares related to:
Weighted-average anti-dilutive shares												10,491	7,747	13,260	1,378		1,427									1,500	800	1,000	3,800	3,900

Summary of Significant Accounting Policies - Schedule of Product Warranty Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Product Warranty Liability [Line Items]
Balance at Beginning of Period	$ 4,448	$ 2,830
Provisions	9,535	5,535
Acquired	230	657
Settlements/adjustments	(8,034)	(4,574)
Balance at End of Period	$ 6,179	$ 4,448

Business Combinations - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended			636 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended															1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended							1 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Jun. 27, 2010 USD ($)	Sep. 29, 2012 USD ($)	Sep. 29, 2012 USD ($)	Sep. 24, 2011 USD ($)	Sep. 25, 2010 USD ($)	Sep. 29, 2012 Property, plant and equipment [Member] USD ($)	Sep. 29, 2012 Land and buildings [Member] USD ($)	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Jul. 31, 2010 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Oct. 31, 2009 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] GBP (£)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Maximum [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] GBP (£)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Customer contract [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] In-process research and development [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Minimum [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Maximum [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trade secrets [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Developed technology [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Computer Software, Intangible Asset [Member] Tepnel Life Sciences Plc [Member]	Jun. 01, 2011 TCT International Co., Ltd. [Member] USD ($) Y	Sep. 29, 2012 TCT International Co., Ltd. [Member] USD ($) Y	Sep. 24, 2011 TCT International Co., Ltd. [Member] USD ($)	Dec. 24, 2011 TCT International Co., Ltd. [Member] USD ($)	Sep. 29, 2012 TCT International Co., Ltd. [Member] Trade names [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member] Customer relationships [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member] Business licenses [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member] USD ($)	Mar. 24, 2012 Interlace Medical, Inc [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] USD ($)	Sep. 24, 2011 Interlace Medical, Inc [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] First measurement period [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] Second measurement period [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] Developed technology [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member] Trade names [Member]	Sep. 29, 2012 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Sep. 24, 2011 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Minimum [Member]	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Maximum [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Developed technology [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Trade names [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] In-process research and development [Member] USD ($)	Aug. 05, 2012 Sentinelle Medical Inc. [Member] USD ($)	Sep. 29, 2012 Sentinelle Medical Inc. [Member] USD ($)	Sep. 24, 2011 Sentinelle Medical Inc. [Member] USD ($)	Aug. 05, 2010 Sentinelle Medical Inc. [Member] USD ($)	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Minimum [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Maximum [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Developed technology [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Trade names [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] In-process research and development [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Non-competition agreements [Member]
Business Acquisition [Line Items]
Cash paid per share								$ 82.75
Amount paid to share holders								$ 3,800,000,000
Amount paid to equity award holders								169,000,000
Net debt obtained by the Company to finance the acquisition								3,480,000,000
Direct transaction costs incurred								34,300,000
Remaining fair value of stock options assumed to be recognized as compensation expense											23,200,000
Vesting period											3 years 6 months
Risk-free interest rate			0.70%	1.00%	1.80%						0.41%
Expected volatility											39.90%
Expected life											3 years 7 months 6 days
Dividend, rate											0.00%
Weighted average fair value of stock options											$ 7.07
Discount rate used to present value intangible assets and/or contingent consideration																									10.00%		12.00%																							12.50%		15.60%		12.70%									27.00%	30.00%					17.00%		16.50%	15.00%	16.00%			17.00%
In-process research and development expense											227,000,000
In-process research and development, value											7,000,000
Total cost of completion of IPR&D projects											54,200,000
Discount rate											12.00%
Estimated useful lives												11 years												2 years		20 years				12 years 6 months	13 years	11 years	5 years	10 years	6 years	9 years	10 years	12 years	12 years	20 years	12 years	20 years	20 years	5 years														15 years	13 years						13 years	7 years											3 years
Fair value adjustment to increase the carrying amount						107,900,000	70,600,000
Revenue earned by Gen-Probe post-acquisition											89,500,000
Pre-tax income (loss) from Gen-Probe post-acquisition											47,700,000
Acquisition of equity interest, percentage																																													100.00%							100.00%										100.00%									100.00%
Total purchase price								3,972,176,000						53,000,000	53,000,000					62,005,000	137,093,000	137,093,000																							148,428,000							213,398,000																			114,251,000
Cash portion of purchase price																																													135,000,000																	8,800,000
Acquisition on a net-cash basis								3,967,866,000								53,000,000												137,100,000	92,800,000																100,000,000			900,000				126,798,000																			84,751,000
Deferred payment		1,655,000	1,655,000	47,258,000																																									35,000,000	47,500,000
Estimated working capital adjustment																																													13,200,000
Deferred payment, period deferred (Years)																																													1
Payments of Working Capital																																														8,500,000
Number of annual contingent payments																																														2
Maximum contingent earn-out payment																																														200,000,000
Compensation expense																																														75,500,000	17,600,000
Payment of contingent consideration			51,680,000	4,294,000	0				10,000,000				10,000,000				10,000,000																													54,000,000										51,800,000													4,100,000	4,300,000
Accrued contingent consideration																																														39,100,000
Finite-lived intangible assets, weighted average useful life, years																																																	12 years	12 years 8 months 12 days	10 years																							19 years	9 years
Additional cash payment with the company may require to pay to security holders																		25,000,000						0		25,000,000																										225,000,000												7,100,000							250,000,000
Contingent consideration arrangements recorded as compensation expense			81,031,000	20,002,000	0																																									75,459,000	17,581,000					2,100,000			2,102,000					5,600,000	300,000
Contingent consideration liability, fair value																																																						86,600,000														29,500,000
Contingent consideration obligation, fair value																																																						41,800,000			83,000,000												3,400,000
Contingent consideration - fair value adjustments			38,466,000	(8,016,000)	0					(783,000)			(7,994,000)																																									41,830,000	6,312,000														(3,364,000)	(14,328,000)
Payment of contingent consideration classified in the financing section of the statement of cash flows																																																					47,600,000
Finite-lived intangible assets, weighted average useful life, amount									106,619,000			106,619,000	120,270,000																																																				3,300,000	200,000	900,000
The excess of the purchase price over the fair value recorded to goodwill								1,652,546,000						26,801,000	26,801,000					32,981,000	70,395,000	70,395,000																							75,161,000							88,081,000										6,400,000									48,617,000
Original purchase price allocated to goodwill														28,000,000	28,000,000
Net decrease in goodwill															1,200,000
Business acquisition purchase price allocation amortizable research and development assets														11,900,000
Impairment charge														4,000,000
Revised fair value of acquired research and development asset														7,900,000	7,900,000
Purchase consideration, subject to a designed pre-closing operating income adjustment																		60,000,000
classified as in-process research and development																			1.1
Ordinary share cancelled and converted into rights to receive cash																						0.4	27.1
Goodwill impairment charge	$ 76,723,000	$ 5,826,000	$ 5,826,000	$ 0	$ 76,723,000							$ 8,752,000									$ 8,700,000
Weighted average cost of capital																					10.00%
Long-term growth rate																					3.00%

Business Combinations - Purchase Price Consideration (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash paid				$ 3,967,866,000	$ 126,798,000	$ 84,751,000
Deferred payment				1,655,000
Contingent consideration		86,600,000	29,500,000		86,600,000	29,500,000
Fair value of stock options exchanged	2,655,000			2,655,000
Total purchase price				$ 3,972,176,000	$ 213,398,000	$ 114,251,000

Business Combinations - Components of Purchase Price Allocation (Detail) (USD $)	Sep. 24, 2011	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]	Jun. 01, 2011 TCT International Co., Ltd. [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash		$ 205,463,000							$ 27,961,000	$ 9,070,000	$ 429,000
Accounts receivable		80,301,000							17,811,000
Inventory		153,416,000							5,301,000	1,795,000	9,899,000
Property plant and equipment		274,095,000				922,000	644,000	11,352,000	4,710,000
Other assets		191,868,000							1,082,000	1,291,000	7,247,000
Assets held-for-sale, net		87,465,000
Accrued taxes									(14,874,000)
Accounts payable		(19,671,000)
Accounts payable and accrued expenses									(6,641,000)	(1,988,000)	(6,304,000)
Accrued expenses		(131,102,000)
Deferred revenue, including fair value adjustments											(2,056,000)
Other liabilities		(19,255,000)
Developed technology		1,565,000,000								158,741,000	60,900,000
In-process research and development		227,000,000									4,800,000
Customer contract		585,000,000							45,780,000
Business licenses									2,500,000
Trade names		97,000,000							2,110,000	1,750,000	1,600,000
Non-compete agreements											300,000
Deferred income taxes, net		(976,950,000)				(10,862,000)	(21,369,000)	(14,148,000)	(12,473,000)	(45,342,000)	(11,181,000)
Goodwill		1,652,546,000				26,801,000	32,981,000	70,395,000	75,161,000	88,081,000	48,617,000
Purchase Price		3,972,176,000				53,000,000	62,005,000	137,093,000	148,428,000	213,398,000	114,251,000
Net working capital						7,882,000	10,240,000	14,811,000
Exchange rate differences								(568,000)
Other intangible assets						32,100,000	58,570,000	57,497,000
Liabilities assumed						(3,843,000)	(1,067,000)	(3,382,000)
Contingent consideration	(86,600,000)		(18,000,000)		(17,994,000)		(17,994,000)
Allocated purchase price						53,000,000	62,005,000	136,525,000
Allocated purchase price						$ 53,000,000	$ 62,005,000	$ 136,525,000

Business Combinations - Assets Groups Classified as Held For Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Jun. 30, 2012
Assets:
Other assets	$ 94,503
GEN-PROBE INCORPORATED [Member]
Assets:
Cash	2,563
Accounts receivable	8,520
Inventory	15,680	1,281
Property, plant and equipment	13,259	960
Other assets	3,083	228
Intangible assets and goodwill	51,398
Total assets held-for-sale	94,503
Liabilities:
Accrued liabilities	(7,622)
Net assets held-for-sale	$ 86,881

Business Combinations - Schedule of Unaudited Pro Forma Information, Assumptions (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 2,526,336	$ 2,310,384
Net loss	$ (164,539)	$ (127,240)
Basic and diluted net loss per common share	$ (0.62)	$ (0.49)

Restructuring and Divestiture Charges - Table of Charges Taken Related to Restructuring Actions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	$ 16,901	$ 0	$ 0
Purchase orders and other contractual obligations	3,099
Workforce reductions	15,249
Facility closure costs	430
Other	900
Total charges	36,579
Recorded to cost of product sales	19,064
Recorded to restructuring	17,515
Total charges	36,579
Non-cash impairment charges	16,901	0	0
Stock compensation	(3,500)
Severance payments	(2,629)
Purchase orders and other contractual obligations payments	(2,572)
Other payments	(430)
Acquired	83
Foreign exchange and other adjustments	113
Balance at September 29, 2012	10,743
Abandonment of Adiana Product Line [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	16,316
Purchase orders and other contractual obligations	3,099
Workforce reductions	128
Total charges	19,543
Recorded to cost of product sales	19,064
Recorded to restructuring	479
Total charges	19,543
Non-cash impairment charges	16,316
Severance payments	(128)
Purchase orders and other contractual obligations payments	(2,572)
Balance at September 29, 2012	527
Consolidation of Diagnostics Operations [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	585
Workforce reductions	14,202
Total charges	14,787
Recorded to restructuring	14,787
Total charges	14,787
Non-cash impairment charges	585
Stock compensation	(3,500)
Severance payments	(2,423)
Acquired	83
Foreign exchange and other adjustments	22
Balance at September 29, 2012	8,384
Closure of Indianapolis Facility [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	879
Other	900
Total charges	1,779
Recorded to restructuring	1,779
Total charges	1,779
Balance at September 29, 2012	1,779
Other Operating Cost Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	40
Facility closure costs	430
Total charges	470
Recorded to restructuring	470
Total charges	470
Severance payments	(78)
Other payments	(430)
Foreign exchange and other adjustments	91
Balance at September 29, 2012	$ 53

Restructuring and Divestiture Charges - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 29, 2012	Mar. 24, 2012	Sep. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Indiana [Member ]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 23, 2012 Abandonment of Adiana Product Line [Member]	Mar. 24, 2012 Abandonment of Adiana Product Line [Member]	Sep. 29, 2012 Abandonment of Adiana Product Line [Member]	Sep. 29, 2012 Consolidation of Diagnostics Operations [Member]	Sep. 29, 2012 Consolidation of Diagnostics Operations [Member]	Sep. 29, 2012 Closure of Indianapolis Facility [Member]	Sep. 29, 2012 Consolidation of Selenium Panel Coating Production [Member] Minimum [Member]	Sep. 29, 2012 Consolidation of Selenium Panel Coating Production [Member] Maximum [Member]	Sep. 29, 2012 Other Operating Cost Reductions [Member]	Mar. 24, 2012 Other Operating Cost Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Divestiture charges		$ 18,300,000											$ 19,500,000	$ 18,300,000
Restructuring charges - cost of product sales															19,100,000
Other restructuring charges															400,000
Impairment charges related to inventory															9,900,000
Impairment charges related to manufacturing equipment															6,500,000
Charges related to outstanding contractual obligations															2,700,000
Severance charges	300,000		900,000												100,000	13,300,000	900,000	900,000	1,200,000	1,400,000	100,000
Restructuring charges not recorded in cost of product sales															300,000
Stock-based compensation expense				40,572,000	35,472,000	34,160,000		12,591,000	12,859,000	24,741,000	24,075,000	23,420,000				3,500,000
Additional severance charges																1,100,000
Estimated aggregate severance charges																	6,400,000	7,000,000
Exiting charges						700,000											600,000
State of Indiana employee credits accrual							900,000
Charges related to termination of lease																						400,000
Proceeds from sale of minor non-core product line	1,100,000
Net gain on sale of minor non-core product line	400,000
Estimated expenses related to consolidation								4,500,000		4,500,000
Cumulative termination costs								1,200,000		2,700,000	1,100,000
Cost incurred to date								$ 5,000,000

Borrowings and Credit Arrangements - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 10, 2010	Mar. 24, 2012 USD ($)	Dec. 25, 2010 USD ($)	Sep. 29, 2012 USD ($) D	Sep. 24, 2011 USD ($)	Sep. 25, 2010 USD ($)	Sep. 29, 2012 2007 Notes [Member] USD ($)	Sep. 29, 2012 2010 Notes [Member] USD ($)	Sep. 24, 2011 2010 Notes [Member] USD ($)	Sep. 29, 2012 2012 Notes [Member] USD ($)	Aug. 01, 2012 Credit Agreement [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] USD ($) Ratio	Sep. 29, 2012 Credit Agreement [Member] Minimum [Member]	Sep. 29, 2012 Credit Agreement [Member] Maximum [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Percentage Added To Base Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Percentage Added To Eurodollar Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Minimum [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan A [Member] Maximum [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] USD ($)	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Percentage Added To Base Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Percentage Added To Eurodollar Rate [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Base Rate Floor [Member]	Sep. 29, 2012 Credit Agreement [Member] Term Loan B [Member] Eurodollar Rate Floor [Member]	Sep. 29, 2012 Credit Agreement [Member] Revolving Facility [Member] USD ($)	Aug. 01, 2012 Senior Notes [Member] USD ($)	Dec. 10, 2007 Convertible Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] USD ($)	Mar. 24, 2012 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Nov. 18, 2010 Convertible Notes [Member] November 18, 2010 [Member] USD ($)	Dec. 24, 2011 Convertible Notes [Member] November 18, 2010 [Member] USD ($)	Nov. 18, 2010 Convertible Notes [Member] November 18, 2010 [Member] 2007 Notes [Member] USD ($)	Feb. 29, 2012 Convertible Notes [Member] February 29, 2012 [Member] USD ($)	Mar. 24, 2012 Convertible Notes [Member] February 29, 2012 [Member] USD ($)	Feb. 29, 2012 Convertible Notes [Member] February 29, 2012 [Member] 2007 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Dec. 10, 2010 Convertible Notes [Member] 2007 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2010 Notes [Member] USD ($)	Sep. 29, 2012 Convertible Notes [Member] 2012 Notes [Member] USD ($)	Feb. 28, 2009 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] GBP (£)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GBP (£)	Jul. 31, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Mar. 31, 2009 GEN-PROBE INCORPORATED [Member] USD ($)	Feb. 28, 2009 Letter of Credit [Member] GEN-PROBE INCORPORATED [Member] USD ($)
Schedule Of Borrowings [Line Items]
Carrying value of debt				$ 4,971,179,000	$ 1,488,580,000
Credit facilities maximum borrowings															1,000,000,000					1,500,000,000					300,000,000															180,000,000						250,000,000	10,000,000
Debt instrument maturity date															Aug 1, 2017					Aug 1, 2019					Aug 1, 2017	Aug 1, 2020	Dec 15, 2037			Dec 15, 2037			Mar 1, 2042
Face value											2,800,000,000															1,000,000,000	1,725,000,000		775,000,000	450,000,000		450,000,000	500,000,000		500,000,000
Borrowed principal under credit agreement											2,500,000,000	2,500,000,000
Net proceeds											2,410,000,000															987,400,000	1,690,000,000
Guarantors capital stock												65.00%
Principal payments under Term Loan																		12,500,000	50,000,000	3,750,000
Debt instrument base rate																2.00%	3.00%				2.50%	3.50%	2.00%	1.00%
Commitment fee percentage												0.50%
Interest rates under Term Loans												4.00%	3.23%	4.50%
Interest expense												18,400,000														10,700,000
Non-cash interest expense-amortization of debt discount and deferred financing costs				74,974,000	76,814,000	86,638,000						2,400,000														300,000
Total net leverage ratio												7
Decrease in leverage ratio												4
Interest coverage ratio												3.25
Increase in interest coverage ratio												3.75
Interest rate				2.00%																						6.25%	2.00%			2.00%			2.00%			2.00%		2.00%	2.00%
Maturity period																										2020
Offering price of principal amount																										100.00%
Principal amounts redeemed, percentage																										35.00%
Redemption price equal to the aggregate principal amount so redeemed plus accrued and unpaid interest, percentage																										106.25%
Redemption price of notes on or after: August 1, 2015 through July 31, 2016 of par value , percentage																										103.13%
Redemption price of notes on or after: August 1, 2016 through July 31, 2017 of par value, percentage																										102.08%
Redemption price of notes on or after: August 1, 2017 through July 31, 2018 of par value, percentage																										101.04%
Redemption Price of notes on or after: August 1, 2018 and thereafter of par value, percentage																										100.00%
Percentage price of principal amount for repurchase of Senior notes in a change-in-control																										101.00%
Loss on debt extinguishment		42,300,000	29,900,000	42,347,000	29,891,000	0			29,900,000	42,300,000																					29,900,000			42,300,000
Repurchase price as percentage of redemption price																												100.00%
Aggregate annual yield to maturity, percentage																																				2.00%		2.00%	2.00%
Percent by which trading price of notes exceeds accreted principal resulting in contingent interest																																				120.00%		120.00%	120.00%
Conversion price of common stock																																				$ 38.59		$ 23.03	$ 31.175
Percent by which common stock sales price exceeds convertible notes conversion price																																				130.00%
Minimum number of days the sales price exceeds conversion price																																				20		20	20
Consecutive number of trading days the common stock sales price exceeds convertible notes conversion price																																				30		30	30
Percent that the trading price per note is less than product of the common stock price and conversion rate, allowing holders to convert notes to common shares																																				98.00%		98.00%	98.00%
Percent by which common stock sales price exceeds convertible notes conversion price																																						130.00%	130.00%
Cash paid to satisfy conversion obligations																												$ 1,000
Fair value of liability component of convertible notes at issuance								349,000,000		454,200,000																											1,256,000,000
Estimated effective interest rate	7.62%							6.52%		3.72%
Fair value of equity conversion feature recorded in stockholders' equity							468,900,000	97,300,000		79,700,000
Notes exchange loss on debt								26,000,000		39,700,000
Write-off of debt issuance costs								3,900,000		2,600,000
Debt Instrument, effective interest rate								5.46%		2.89%
Allocation to the reacquisition of the equity component								39,900,000		41,600,000
Additional discount								3,700,000
Number of days to remedy of the convertible notes				90
Extension fee percentage				0.25%
Common shares to convertible note holders				75.6
Term of senior secured revolving credit facility																																								1 year
Line of Credit Facility Interest Rate Description																																									(i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America's prime rate and (iii) the London Interbank Offered Rate ("LIBOR") plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company	(i) the federal funds rate plus a margin equal to 0.50%, (ii) Bank of America's prime rate and (iii) the London Interbank Offered Rate ("LIBOR") plus a margin equal to 1.00%); or LIBOR plus a margin equal to 0.60%, in each case for interest periods of 1, 2, 3 or 6 months as selected by the Company
Margin rate under condition one of base rate																																									0.50%	0.50%
Margin rate under condition three of base rate																																									1.00%	1.00%
Margin rate above LIBOR under option two																																									0.60%	0.60%
Stand by Letter of Credit Value																																									1,200,000	1,200,000
Total principal amount outstanding under the revolving credit facility																																												248,000,000	248,000,000
Approximate interest rate payable on outstanding amount																																												0.88%	0.84%
Repayment of total principal amount under revolving credit facility																																											$ 248,000,000

Borrowings and Credit Arrangements - Company's Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	$ 64,435
Long-term debt obligations, net of debt discount	3,412,519
Convertible Notes (principal of $1,725,000)	1,558,660	1,488,580
Total long-term debt obligations	4,971,179	1,488,580
Total debt obligations	5,035,614	1,488,580
Term Loan A [Member]
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	49,582
Long-term debt obligations, net of debt discount	942,065
Term Loan B [Member]
Schedule Of Borrowings [Line Items]
Current debt obligations, net of debt discount	14,853
Long-term debt obligations, net of debt discount	1,470,454
Senior Notes [Member]
Schedule Of Borrowings [Line Items]
Long-term debt obligations, net of debt discount	$ 1,000,000

Borrowings and Credit Arrangements - Company's Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Borrowings [Line Items]
Convertible Notes, principal	$ 1,725,000	$ 1,725,000

Borrowings and Credit Arrangements - Debt Maturity Schedule for Components of Company's Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Schedule Of Borrowings [Line Items]
2013	$ 65,000
2014	840,000
2015	115,000
2016	215,000
2017	1,065,000
2018 and Thereafter	2,925,000
Total	5,225,000
Term Loan A [Member]
Schedule Of Borrowings [Line Items]
2013	50,000
2014	50,000
2015	100,000
2016	200,000
2017	600,000
2018 and Thereafter
Total	1,000,000
Term Loans B [Member]
Schedule Of Borrowings [Line Items]
2013	15,000
2014	15,000
2015	15,000
2016	15,000
2017	15,000
2018 and Thereafter	1,425,000
Total	1,500,000
Senior Notes [Member]
Schedule Of Borrowings [Line Items]
2013
2014
2015
2016
2017
2018 and Thereafter	1,000,000
Total	1,000,000
Convertible Notes [Member]
Schedule Of Borrowings [Line Items]
2013
2014	775,000
2015
2016
2017	450,000
2018 and Thereafter	500,000
Total	$ 1,725,000

Borrowings and Credit Arrangements - Convertible Notes and Related Equity Components (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011
2007 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	$ 775,000,000	$ 1,275,000,000
Unamortized discount	(50,591,000)	(147,287,000)
Net carrying amount	724,409,000	1,127,713,000
Equity component, net of taxes	233,353,000	259,000,000
2010 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	450,000,000	450,000,000
Unamortized discount	(74,062,000)	(89,133,000)
Net carrying amount	375,938,000	360,867,000
Equity component, net of taxes	60,054,000	60,054,000
2012 Notes [Member]
Schedule Of Borrowings [Line Items]
Notes principal amount	500,000,000
Unamortized discount	(41,687,000)
Net carrying amount	458,313,000
Equity component, net of taxes	$ 49,195,000

Borrowings and Credit Arrangements - Interest Expense under Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Debt Conversion [Line Items]
Amortization of debt discount	$ 68,532	$ 72,908	$ 73,130
Amortization of deferred financing costs	3,828	3,906	4,092
Non-cash interest expense	72,360	76,814	77,222
2.00% accrued interest	34,898	34,427	34,500
Interest expense, net	$ 107,258	$ 111,241	$ 111,722

Borrowings and Credit Arrangements - Interest Expense under Convertible Notes (Parenthetical) (Detail)	Sep. 29, 2012
Debt Conversion [Line Items]
Percentage of accrued interest on Convertible Notes	2.00%

Fair Value Measurements - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended													1 Months Ended				1 Months Ended	3 Months Ended						12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 24, 2012	Sep. 25, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2009 GEN-PROBE INCORPORATED [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Deferred compensation plan assets [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Deferred compensation plan assets [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Apr. 30, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Sep. 30, 2009 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Sep. 29, 2012 Credit Agreement [Member]	Aug. 01, 2012 Credit Agreement [Member]	Sep. 29, 2012 Mammosite [Member]
Fair Value Measurement [Line Items]
Cash and cash equivalents, fair value		$ 300,000			$ 300,000	$ 300,000		$ 28,364,000	$ 28,364,000	$ 1,211,000	$ 92,704,000
Intangible assets impairment charges							143,500,000
Impairment of goodwill	76,723,000	5,826,000			5,826,000	0	76,723,000		8,752,000																								5,826,000
Cost-method equity investments in non-publicly traded securities		16,000,000			16,000,000	4,600,000
Impairment of cost-method investment			2,445,000	1,100,000	0	2,445,000	1,100,000
Borrowed principal under credit agreement																															2,500,000,000	2,500,000,000
Cost method investment, asset						345,000					5,000,000			5,000,000						5,000,000	5,000,000	4,000,000	4,700,000	4,700,000		50,000,000			5,400,000	5,400,000
Total purchase of preferred stock as a participant in preferred stock																						20,000,000				109,000,000
Other-than-temporary impairment loss on equity investment									39,482,000																		39,500,000
Investment in equity before impairment																											50,000,000
Investment in equity after impairment																											10,500,000
Investment at fair value								287,081,000	287,081,000	429,965,000	291,324,000								6,298,000									9,200,000
Fair value transfer of deferred compensation plan assets and liabilities																	6,100,000	6,100,000
Adjusted maximum and minimum contingent consideration															0	25,000,000
Fair value of contingent consideration						86,600,000		18,000,000	18,000,000			17,994,000
Payment of contingent consideration					$ 51,680,000	$ 4,294,000	$ 0	$ 10,000,000		$ 10,000,000
Cost method								14.70%	14.70%				19.90%										14.70%	14.70%	19.90%

Fair Value Measurements - Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Equity security [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Mutual Funds [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual Funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member]	Jun. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money market funds [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Money market funds [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual funds [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Contingent consideration [Member]	Sep. 24, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Contingent consideration [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member]	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Equity security [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Money market funds [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Money market funds [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Mutual funds [Member]	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Other Observable Inputs (Level 2) [Member] Contingent consideration [Member]	Sep. 24, 2011 Significant Other Observable Inputs (Level 2) [Member] Contingent consideration [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Equity security [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Municipal securities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation liabilities [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Money market funds [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Money market funds [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Mutual funds [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member] Mutual funds [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Significant Unobservable Inputs (Level 3) [Member] Contingent consideration [Member]	Sep. 24, 2011 Significant Unobservable Inputs (Level 3) [Member] Contingent consideration [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Treasury securities [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Corporate obligations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Deferred compensation plan assets [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Carrying Value [Member]	Sep. 24, 2011 Carrying Value [Member]	Sep. 29, 2012 Carrying Value [Member] Equity security [Member]	Sep. 29, 2012 Carrying Value [Member] Deferred compensation liabilities [Member]	Sep. 24, 2011 Carrying Value [Member] Deferred compensation liabilities [Member]	Sep. 29, 2012 Carrying Value [Member] Money market funds [Member]	Sep. 24, 2011 Carrying Value [Member] Money market funds [Member]	Sep. 29, 2012 Carrying Value [Member] Mutual funds [Member]	Sep. 29, 2012 Carrying Value [Member] Contingent consideration [Member]	Sep. 24, 2011 Carrying Value [Member] Contingent consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 300	$ 300	$ 92,704	$ 28,364	$ 1,211																																											$ 92,704	$ 28,364	$ 1,211
Assets measured at fair value on a recurring basis			291,324	287,081	429,965	7,110	9,174	52,130	277,628	271,852	366,300	6,586				6,055	7,891	3,644	6,298	13,339	314	13,696	15,229	52,130	6,029	7,110	9,174	52,130			6,586						315	314	6,995	6,055								277,628	271,852	377,835			277,628	271,852	366,300											7,891	3,644	6,298																							13,339	314	6,029			315	314	6,995
Assets measured at fair value on a recurring basis			384,028	315,445	437,474																	13,696	15,229	52,130																								370,332	300,216	385,344
Contingent consideration			6,586	6,055	6,246								6,586	6,055	6,246					32,082	17,168	6,586	6,055									32,082	17,168	6,586	6,055															6,246									6,246										86,368	103,790																86,368	103,790				118,450	120,958		32,082	17,168				86,368	103,790
Cash equivalents	300	300	92,704	28,364	1,211																																											92,704	28,364	1,211
Deferred compensation plan liabilities			6,586	6,055	6,246								6,586	6,055	6,246					32,082	17,168	6,586	6,055									32,082	17,168	6,586	6,055															6,246									6,246										86,368	103,790																86,368	103,790				118,450	120,958		32,082	17,168				86,368	103,790
Investment at fair value on a recurring basis			291,324	287,081	429,965	7,110	9,174	52,130	277,628	271,852	366,300	6,586				6,055	7,891	3,644	6,298	13,339	314	13,696	15,229	52,130	6,029	7,110	9,174	52,130			6,586						315	314	6,995	6,055								277,628	271,852	377,835			277,628	271,852	366,300											7,891	3,644	6,298																							13,339	314	6,029			315	314	6,995
Assets measured at fair value on a recurring basis			$ 384,028	$ 315,445	$ 437,474																	$ 13,696	$ 15,229	$ 52,130																								$ 370,332	$ 300,216	$ 385,344

Fair Value Measurements - Changes in Fair Value of Recurring Fair Value Measurements Consisting of Contingent Consideration Liabilities Using Significant Unobservable Inputs Level 3 (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 103,790	$ 29,500
Contingent consideration liabilities recorded at fair value at acquisition		86,600
Fair value adjustments	38,466	(8,016)	0
Payments made	(55,888)	(4,294)
Ending balance	$ 86,368	$ 103,790	$ 29,500

Fair Value Measurements - Schedule of Estimated Fair Value of Intangible Assets, Goodwill and Cost-Method Equity Investment Measured on Nonrecurring Basis (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 24, 2012	Sep. 25, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Fair Value Measurements Of Financial Instruments [Line Items]
Intangible assets, Total Gains (Losses)					$ 0	$ 0	$ (143,467,000)
Equipment, Total Gains (Losses)					(6,452,000)
Equipment
Goodwill, Total Gains (Losses)	(76,723,000)	(5,826,000)			(5,826,000)	0	(76,723,000)
Cost-method equity investment, Total Gains (Losses)			(2,445,000)	(1,100,000)	0	(2,445,000)	(1,100,000)
Total Gains (Losses)					(12,278,000)		(221,290,000)
Intangible assets							24,290,000
Goodwill							5,826,000
Cost-method equity investment						345,000
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Equipment
Intangible assets							24,290,000
Goodwill							5,826,000
Cost-method equity investment						$ 345,000

Fair Value Measurements - Estimated Fair Values of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Estimated fair values of debt instruments	$ 1,767,900	$ 1,668,700
2007 Notes [Member]
Estimated fair values of debt instruments	771,600	1,200,000
2010 Notes [Member]
Estimated fair values of debt instruments	505,600	468,700
2012 Notes [Member]
Estimated fair values of debt instruments	$ 490,700

Sale of Makena - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 03, 2011	Jan. 16, 2008	Mar. 24, 2012	Mar. 26, 2011	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Sale Of Intellectual Property [Line Items]
Transaction price of sale of intellectual property assets		$ 82,000,000
Amended transaction price as a result of executing amendment					199,500,000
Amount received upon FDA approval	12,500,000
Gain on sale of intellectual property, net			12,500,000	84,500,000	12,424,000	84,502,000	0
Scheduled amounts received			12,500,000
Additional amounts to be received under the amended agreement					95,000,000
Royalty on sales due	5.00%
Previously received [Member] | Parent Company [Member]
Sale Of Intellectual Property [Line Items]
Transaction price amounts received	$ 79,500,000
Minimum [Member]
Sale Of Intellectual Property [Line Items]
Period sales price is due from FDA approval, months					18
Maximum [Member]
Sale Of Intellectual Property [Line Items]
Period sales price is due from FDA approval, months					30

Income Taxes - Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic	$ (46,018)	$ 235,204	$ (70,750)		$ 106,093	$ 159,629	$ 141,893
Foreign	(15,643)	(7,818)	15,759		(12,936)	(4,418)	(2,091)
(Loss) income before income taxes	$ (61,661)	$ 227,386	$ (54,991)	$ 64,644	$ 93,157	$ 155,211	$ 139,802

Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Federal:
Federal, Current	$ 146,164	$ 97,834	$ 105,664		$ 45,610	$ 47,272	$ 44,760
Federal, Deferred	(143,582)	(33,808)	(108,002)		(3,768)	(4,812)	(4,390)
Federal, Total	2,582	64,026	(2,338)
Current
Federal	146,164	97,834	105,664		45,610	47,272	44,760
State	15,348	15,739	18,334		4,143	5,934	8,370
Rest of World	5,653	4,770	5,550		651	(533)	(55)
Current Income Tax Expense (Benefit), Total					50,404	52,673	53,075
State:
State, Current	15,348	15,739	18,334		4,143	5,934	8,370
State, Deferred	(10,186)	(5,909)	(11,501)		(2,173)	463	(406)
State, Total	5,162	9,830	6,833
Deferred
Federal	(143,582)	(33,808)	(108,002)		(3,768)	(4,812)	(4,390)
State	(10,186)	(5,909)	(11,501)		(2,173)	463	(406)
Rest of World	(1,424)	(8,390)	(2,223)		(1,430)	(50)	(260)
Net provision for income tax deferred					(7,371)	(4,399)	(5,056)
Actual income tax provision	11,973	70,236	7,822	22,469	43,033	48,274	48,019
Foreign:
Foreign, Current	5,653	4,770	5,550		651	(533)	(55)
Foreign, Deferred	(1,424)	(8,390)	(2,223)		(1,430)	(50)	(260)
Foreign, Total	4,229	(3,620)	3,327
Actual income tax provision	$ 11,973	$ 70,236	$ 7,822	$ 22,469	$ 43,033	$ 48,274	$ 48,019

Income Taxes - Reconciliation of Income Taxes at U.S. Federal Statutory Rate to Company's Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Expected income tax provision at federal statutory rate	(35.00%)	35.00%	(35.00%)		35.00%	35.00%	35.00%
Increase (decrease) in tax resulting from:
Goodwill impairment	3.30%		48.70%
Section 199 manufacturing deduction	(20.30%)	(4.10%)	(11.60%)
State income taxes, net of federal benefit	5.30%	3.60%	2.70%		3.00%	4.00%	4.00%
Research and investment tax credits	(1.60%)	(3.20%)	(6.90%)
Unrecognized tax benefits	13.50%	(3.30%)	7.20%
Contingent consideration	59.80%	1.50%
Nondeductible transaction expenses	7.50%
Cessation of Adiana	(28.60%)
Executive compensation	2.30%	(1.10%)	6.10%
Foreign rate differential	3.10%	0.80%	(1.00%)
Change in valuation allowance	5.40%		(0.60%)		17.00%	1.00%
Other	4.70%	1.70%	4.60%		(2.00%)	(3.00%)	1.00%
Effective income tax rate	19.40%	30.90%	14.20%		46.00%	31.00%	34.00%
State income tax provision, net of federal benefit	5.30%	3.60%	2.70%		3.00%	4.00%	4.00%
Expected income tax provision at federal statutory rate					$ 32,605	$ 54,324	$ 48,931
Tax advantaged interest income					(1.00%)	(1.00%)	(2.00%)
State income tax provision, net of federal benefit					3,109	6,490	6,092
Domestic manufacturing tax benefits					(5.00%)	(3.00%)	(2.00%)
Tax advantaged interest income					(1,262)	(1,497)	(3,394)
Research tax credits					(4.00%)	(2.00%)	(2.00%)
Domestic manufacturing tax benefits					(4,651)	(5,005)	(2,795)
Non-deductible goodwill impairment					3.00%
Research tax credits					(4,057)	(2,883)	(3,100)
Valuation allowance	5.40%		(0.60%)		17.00%	1.00%
Non-deductible goodwill impairment					3,063
Other, net	4.70%	1.70%	4.60%		(2.00%)	(3.00%)	1.00%
Valuation allowance					15,557	1,470	450
Actual income tax provision	19.40%	30.90%	14.20%		46.00%	31.00%	34.00%
Other, net					(1,331)	(4,625)	1,835
Actual income tax provision	$ 11,973	$ 70,236	$ 7,822	$ 22,469	$ 43,033	$ 48,274	$ 48,019

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended		636 Months Ended			12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 29, 2012	Sep. 29, 2012 Minimum [Member]	Sep. 29, 2012 Maximum [Member]	Sep. 29, 2012 Net operating losses carryforwards [Member]	Sep. 29, 2012 Tax credit carryforward [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] UK Tax [Member]
Income Taxes [Line Items]
Reversal of income tax reserves	$ 9,100,000
Increase in valuation allowance	50,400,000
Federal net operating losses	30,700,000		30,700,000
State net operating losses	99,000,000		99,000,000
Foreign net operating losses	108,700,000		108,700,000
Federal credit carry forwards	900,000		900,000
State credit carry forwards	12,600,000		12,600,000
Foreign credit carry forwards	2,300,000		2,300,000
Operating losses and credits expiration period	Losses and credits expire between 2013 and 2031
Amount with unlimited carry forward periods						53,000,000	8,700,000
Federal net operating loss expected to be expired unutilized							1,000,000
State net operating losses expected to be expired unutilized							74,000,000
Gross unrecognized tax benefits, excluding interest	53,100,000	31,000,000	53,100,000								13,000,000
Unrecognized tax benefit if recognize would result in reduction of effective tax rate	53,100,000		53,100,000								10,000,000
Amount of unrecognized tax benefits that are reasonably possible of being reduced in the next twelve months				1,000,000	2,000,000
Interest accrued on unrecognized tax benefits		1,400,000	2,600,000
Payment to settle audit	7,600,000
Income tax holiday expiration date	2015
Unremitted foreign earnings	50,600,000		50,600,000
Total accumulated tax losses from foreign subsidiaries								36,000,000
Valuation allowance against the related deferred tax	64,337,000	13,930,000	64,337,000					20,735,000	7,837,000			6,100,000
Valuation allowance amount on other than temporary impairment loss								14,600,000
Undistributed earnings from foreign subsidiaries								3,600,000
Significant change in the unrecognized tax benefits								Next 12 months
Accrued interest related to unrecognized tax benefits								1,400,000	1,000,000
Increased (decreased) stockholders' equity relating to employee stock-based compensation								$ 4,600,000	$ (1,000,000)	$ 2,000,000

Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Deferred tax assets
Research tax credit carryforwards			$ 1,974	$ 624
License, manufacturing access fees and other intangibles			2,053	1,192
Inventories			2,824	3,618
Deferred revenue			1,438	1,114
Deferred compensation			2,316	2,384
Stock-based compensation	31,437	23,826	25,060	23,472
Accrued vacation			2,387	2,194
Unrealized loss on marketable securities			14,587
Net operating loss carryforwards	47,472	56,641	10,263	9,968
Capital losses	46,750
Nondeductible accruals	22,198	17,767
Nondeductible reserves	10,346	8,400
Research and other credits	11,392	13,207
Convertible notes issuance costs	811	1,283
Nonqualified deferred compensation plan	12,007	7,324
Other	3,000	4,267	1,590	968
Deferred tax assets, gross	185,413	132,715	64,492	45,534
Less: valuation allowance	(64,337)	(13,930)	(20,735)	(7,837)
Deferred tax assets, net	121,076	118,785	43,757	37,697
Deferred tax liabilities
Purchased intangibles			(42,155)	(45,693)
Capitalized costs expensed for tax			(7,059)	(6,048)
Property, plant and equipment			(3,976)	(2,680)
Unrealized gains on marketable securities			(466)	845
Total deferred tax liabilities	(1,880,946)	(1,036,604)	(53,656)	(53,576)
Deferred tax liabilities
Depreciation and amortization	(1,635,043)	(771,504)
Debt discounts and deferrals	(209,011)	(258,593)
Fair value adjustments to current assets and liabilities	(28,413)
Investment in subsidiary	(8,479)	(6,507)
Deferred tax liabilities, net	(1,880,946)	(1,036,604)	(53,656)	(53,576)
Net deferred tax liabilities	$ (1,759,870)	$ (917,819)	$ (9,899)	$ (15,879)

Income Taxes - Activity of Company's Unrecognized Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	$ 31,026	$ 31,790		$ 6,981
Tax positions related to current year:
Additions	11,673	2,014	2,214	1,858
Reductions
Increase in unrecognized tax benefits for years prior to 2010	1,327	5,934	243	956
Tax positions related to prior years:
Additions related to change in estimate	1,327	5,934	243	956
Reductions	307	(700)
Payments	(197)	(1,182)
Lapses in statutes of limitations and settlements	(4,144)	(9,162)	(710)	(951)
Increase in tax position relating to acquisition				778
Acquired tax positions:
Additions related to reserves acquired from acquisitions	13,156	2,332
Increase in unrecognized tax benefits for 2010	11,673	2,014	2,214	1,858
Decrease in unrecognized tax benefits for lapse of statute of limitations	(4,144)	(9,162)	(710)	(951)
Balance as of the end of the fiscal year	$ 53,148	$ 31,026	$ 11,369	$ 9,622

Stockholders' Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Apr. 03, 2008	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Amended and Restated Rights Agreement [Member]	Sep. 29, 2012 2008 Equity Plan [Member]	Sep. 29, 2012 Stock options [Member]	Sep. 24, 2011 Stock options [Member]	Sep. 25, 2010 Stock options [Member]	Dec. 31, 2011 Stock options [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Restricted stock units [Member]	Sep. 24, 2011 Restricted stock units [Member]	Sep. 25, 2010 Restricted stock units [Member]	Mar. 31, 2012 2012 Employee Stock Purchase Plan [Member]	Sep. 29, 2012 2012 Employee Stock Purchase Plan [Member]	Sep. 29, 2012 2008 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Series A Preferred Stock [Member] Times	Apr. 03, 2008 Series A Preferred Stock [Member]
Purchase price of each Right				$ 60
Share portion entitled to purchase by Rights																							One twenty-five thousandth
Preferred stock that carries dividend, liquidation and voting rights																						25,000
Expiration date of the Right									January 1, 2013
Shares reserved for issuance										20,000,000
Shares available for grant										5,400,000
Stock-based compensation, period of vest term granted to employees, years											Five
Percentage of vesting for stock granted to employees											20.00%
Percentage of vesting for stock granted to employees															25.00%
RSU, period of vest term granted to employees, years															Four
Percentage of forfeiture rate, minimum	0.00%
Percentage of forfeiture rate, maximum	7.00%
Stock-based compensation expense											18,700,000	15,200,000	13,300,000		21,400,000	20,300,000	20,900,000		400,000
Tax benefit related to stock-based compensation	12,200,000	14,800,000	9,900,000
Expense related to the acceleration of vesting for certain options assumed in acquisition	3,500,000
Unrecognized compensation expense					43,896,000	32,123,000					44,900,000			25,476,000	36,600,000						3,840,000
Weighted average period of unrecognized stock-based compensation, years					0 years						3 years 2 months 12 days			2 years 6 months	2 years 4 months 24 days						2 years
Intrinsic value of option exercised	20,399,000	12,300,000	7,300,000			28,300,000	15,200,000	8,700,000
Fair value of RSUs vested															$ 15,700,000	$ 43,200,000	$ 7,500,000
Number of shares that may be issued under Employee Stock Purchase Plan																		2,500,000
Percentage of common stock price for ESPP																		85.00%
Percent of exercise price to last reported closing price																				95.00%
Common stock, shares authorized	750,000,000	750,000,000			200,000,000	200,000,000	200,000,000													400,000
Performance condition stock awards granted in 2010																					$ 42.66

Stockholders' Equity and Stock-Based Compensation - Stock-Based Compensation Expense in Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended															6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Cost of revenues [Member]	Sep. 24, 2011 Cost of revenues [Member]	Sep. 25, 2010 Cost of revenues [Member]	Sep. 29, 2012 Research and development [Member]	Sep. 24, 2011 Research and development [Member]	Sep. 25, 2010 Research and development [Member]	Dec. 31, 2011 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Research and development [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Selling and marketing [Member]	Sep. 24, 2011 Selling and marketing [Member]	Sep. 25, 2010 Selling and marketing [Member]	Jun. 30, 2012 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 General and administrative [Member]	Sep. 24, 2011 General and administrative [Member]	Sep. 25, 2010 General and administrative [Member]	Jun. 30, 2012 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Restructuring [Member]	Jun. 30, 2012 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 40,572	$ 35,472	$ 34,160	$ 12,591	$ 12,859	$ 24,741	$ 24,075	$ 23,420	$ 5,722	$ 4,602	$ 4,332	$ 5,328	$ 4,852	$ 4,011	$ 7,173	$ 6,911	$ 7,071	$ 7,355	$ 5,954	$ 5,313	$ 1,481	$ 1,346	$ 2,443	$ 2,880	$ 3,391	$ 18,667	$ 20,064	$ 20,504	$ 5,690	$ 6,078	$ 11,955	$ 10,659	$ 9,925	$ 3,500	$ 1,792	$ 1,582	$ 3,170	$ 3,625	$ 3,033

Stockholders' Equity and Stock-Based Compensation - Information Pertaining to Stock Options Granted and Related Assumptions (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,259	2,249	2,858	842		1,058
Weighted-average exercise price	$ 17.21	$ 17.15	$ 15.65
Weighted-average grant date fair value	$ 6.48	$ 6.16	$ 5.87
Assumptions:
Performance stock awards (1) Risk-free interest rate	0.70%	1.00%	1.80%		0.41%		1.60%	2.00%	2.00%	1.30%			0.10%	0.20%	0.80%
Volatility					39.90%		31.10%	32.00%	35.00%	33.40%			28.20%	24.00%	43.00%
Dividend yield					0.00%
Expected life (in years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days				4 years 3 months 18 days	4 years 4 months 24 days	4 years 3 months 18 days	2 years 10 months 24 days			6 months	6 months	6 months
Expected volatility	47.00%	45.00%	47.00%
Resulting average fair value							$ 17.95	$ 12.85	$ 12.64	$ 82.58			$ 14.83	$ 9.64	$ 11.66
Dividend yield

Stockholders' Equity and Share-Based Compensation - Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011 Y	Sep. 25, 2010
Schedule Of Share Based Compensation Arrangements [Line Items]
Number of Shares, Options outstanding	15,478
Number of Shares, Granted	2,259	2,249	2,858
Number of Shares, Assumed from Gen-Probe Acquisition	3,663
Number of Shares, Cancelled/Forfeited	(903)
Number of Shares, Exercised	(2,457)
Number of Shares, Options outstanding	18,039	15,478
Number of Shares, Options exercisable at September 29, 2012	8,141
Number of Shares, Options vested and expected to vest at September 29, 2012	17,385
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 17.01
Weighted-Average Exercise Price, Granted	$ 17.21
Weighted-Average Exercise Price, Assumed from Gen-Probe Acquisition	$ 15.28
Weighted-Average Exercise Price, Cancelled/Forfeited	$ 18.28
Weighted-Average Exercise Price, Exercised	$ 11.27
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 17.4	$ 17.01
Weighted-Average Exercise Price, Options exercisable at September 29, 2012	$ 18.73
Weighted-Average Exercise Price, Options vested and expected to vest at September 29, 2012	$ 17.47
Weighted-Average Remaining Contractual Life in Years, Options outstanding	4.11
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	4.4	4.11
Weighted-Average Remaining Contractual Life in Years, Options exercisable at September 29, 2012	3.15
Weighted-Average Remaining Contractual Life in Years, Options vested and expected to vest at September 29, 2012	4.33
Aggregate Intrinsic Value, Options outstanding, Beginning balance	$ 30,455
Aggregate Intrinsic Value, Exercised	20,399	12,300	7,300
Aggregate Intrinsic Value, Options outstanding, Ending balance	78,962	30,455
Aggregate Intrinsic Value, Options exercisable at September 29, 2012	37,574
Aggregate Intrinsic Value, Options vested and expected to vest at September 29, 2012	$ 75,870

Stockholders' Equity and Stock-Based Compensation - Restricted Stock Unit Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 29, 2012
Number of Shares, Non-vested, Beginning balance	3,112
Number of Shares, Granted	1,691
Number of Shares, Vested	(997)
Number of Shares, Forfeited	(226)
Number of Shares, Non-vested, Ending balance	3,580
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 15.67
Weighted-Average Grant-Date Fair Value, Granted	$ 17.29
Weighted-Average Grant-Date Fair Value, Vested	$ 15.71
Weighted-Average Grant-Date Fair Value, Forfeited	$ 15.87
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41

Stockholders' Equity and Stock-Based Compensation - Black-Scholes Model Weighted Average Assumptions Used to Estimate Fair Value of Shares to Be Issued as of Grant Date (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Assumptions:
Risk-free interest rates	0.70%	1.00%	1.80%
Expected life (in years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days
Expected volatility	47.00%	45.00%	47.00%
Dividend yield
Employee stock purchase plan [Member]
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	6 months
Expected volatility	35.00%
Dividend yield

Profit Sharing 401(k) Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Retirement Plans [Line Items]
Contributions made by company	$ 9.4	$ 6.4	$ 5.9

Nonqualified Deferred Compensation Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011	Sep. 25, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Discretionary contribution, net of forfeitures	$ 32.1	$ 17.2
Deferred compensation plan investments	7
Nonqualified Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Maximum employee contributions from base salary, percentage	75.00%
Maximum employee contributions from annual bonus, percentage	100.00%
Employee contributions vested, percentage	100.00%
Contributions, vesting period, years	3
Compensation expense for the DCP discretionary contributions	2.6	2.7	2.1
Investment in group life insurance contracts	$ 26	$ 22.7

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended																12 Months Ended		1 Months Ended	12 Months Ended							12 Months Ended
	Oct. 17, 2011	Oct. 17, 2011	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Finance Leases [Member] Times Lease	Sep. 29, 2012 Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Minimum [Member]	Sep. 29, 2012 Minimum [Member] Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Maximum [Member]	Sep. 29, 2012 Maximum [Member] Alajuela, Costa Rica [Member] Y	Sep. 29, 2012 Adiana, Inc [Member]	Sep. 24, 2011 Adiana, Inc [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member]	Sep. 24, 2011 Sentinelle Medical Inc. [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member]	Sep. 29, 2012 Healthcome [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 24, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 25, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] License Agreement Terms [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member]
Loss Contingencies [Line Items]
Maximum potential contingent payments to former Adiana shareholders												$ 155,000,000				$ 250,000,000		$ 225,000,000														$ 0	$ 25,000,000
Payment of contingent consideration			51,680,000	4,294,000	0							8,800,000	19,700,000	4,100,000	4,300,000				54,000,000		10,000,000				10,000,000
Damages awarded by jury	18,800,000	18,800,000	18,800,000
Accrued contingent consideration obligation												16,800,000							39,100,000	5,000,000
Contingent consideration obligations, fair value														3,400,000			83,000,000
Number of lease agreements						2
Fair market value of building and land							28,300,000
Accrued expenses			372,381,000	325,327,000			2,800,000
Other long-term liabilities			98,250,000	106,962,000			33,200,000														7,831,000		7,831,000		6,654,000			7,296,000
Optional lease extension period									10		12
Lease extension terms							5
Consecutive lease extension terms						2
Estimated useful lives of building in years							35 years
Purchase commitments			74,700,000
Purchase commitments related to fiscal 2013			63,700,000
Purchase commitments, last aggregated year			2017
Royalties to be paid on future sales on products								1.00%		35.00%																						1.00%	35.00%
Aggregated minimum royalty commitments			14,100,000
Minimum royalty commitments for 2013			2,000,000
Operating lease agreements, expiration year			2035
Rent expense, net of sublease income																						18,300,000		19,300,000		17,800,000
Rental income from subleases																						3,200,000		3,500,000		3,500,000
Rent abatement period																							1 year 6 months
Rent expense																							2,900,000		2,000,000		1,300,000
Royalty costs																													9,600,000	9,700,000	9,200,000
Maximum amount of contingent consideration																					25,000,000		25,000,000
Fair value of contingent consideration				$ 86,600,000																	$ 18,000,000		$ 18,000,000				$ 17,994,000
Merger consideration per share																												$ 82.75

Commitments and Contingencies - Summary of Contingent Consideration Charges Recorded to Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Sentinelle Medical Inc. [Member]	Sep. 24, 2011 Sentinelle Medical Inc. [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member]	Sep. 24, 2011 Interlace Medical, Inc [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member]	Sep. 24, 2011 TCT International Co., Ltd. [Member]	Sep. 29, 2012 Healthcome [Member]	Sep. 24, 2011 Healthcome [Member]
Other Contingencies And Commitments [Line Items]
Contingent consideration-compensation expense	$ 81,031	$ 20,002	$ 0			$ 2,100		$ 2,102	$ 75,459	$ 17,581	$ 5,572	$ 319
Contingent consideration-fair value adjustments	38,466	(8,016)	0	(3,364)	(14,328)		41,830	6,312
Contingent consideration total	$ 119,497	$ 11,986		$ (3,364)	$ (14,328)		$ 41,830	$ 8,414	$ 75,459	$ 17,581	$ 5,572	$ 319

Commitments and Contingencies - Future Minimum Lease Payments, Including Principal and Interest (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Commitments [Line Items]
Fiscal 2013	$ 2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225
Total minimum payments	17,867
Less-amount representing interest	(4,956)
Total	$ 12,911

Commitments and Contingencies - Future Minimum Lease Payments Under All Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
Fiscal 2013	$ 21,415	$ 3,210
Fiscal 2014	18,228	2,898
Fiscal 2015	13,231	2,549
Fiscal 2016	11,425	1,589
Fiscal 2017	10,049	1,224
Thereafter	42,871	19,160
Total	$ 117,219	$ 30,630

Commitments and Contingencies - Future Minimum Annual Rental Income Payments Under Sublease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
Fiscal 2013	$ 1,574
Fiscal 2014	1,550
Fiscal 2015	912
Total	$ 4,036

Litigation and Other Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 04, 2012	Oct. 17, 2011	Oct. 17, 2011	Mar. 27, 2010	Sep. 29, 2012	Sep. 24, 2011
Business Acquisition, Contingent Consideration [Line Items]
Damages awarded by jury		$ 18.8	$ 18.8		$ 18.8
Assessed damages	4
One-time payment to Ethicon for sales of ATEC and EVIVA hand pieces				12.5
Litigation-related settlement charge for minor litigation cases					$ 0.5	$ 0.8

Novartis Collaboration Agreement - Additional Information (Detail) (Collaboration agreement [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009 Novartis [Member] Blood screening [Member)	Sep. 26, 2009 Novartis [Member] Blood screening [Member)	Sep. 26, 2009 2012-2013 [Member] Novartis [Member]	Sep. 26, 2009 2014 [Member] Novartis [Member]	Sep. 26, 2009 2015 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member] Blood screening [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2014 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2015 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2009 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2010-2011 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2012-2013 [Member] Novartis [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration agreement maturity date	2025-06-30
Manufacturing costs entitled to recover		50.00%					50.00%
Share of revenue from any assay that includes a test for HCV			47.00%	48.00%	50.00%		50.00%			48.00%	50.00%	44.00%	46.00%	47.00%
Share of revenue from assay that includes test for HCV		50.00%
Time period for product sales and payment of blood screening assay revenue						Novartis has also reduced the amount of time between product sales and payment of the Company’s share of blood screening assay revenue from 45 days to 30 days. Novartis is obligated to purchase all of the quantities of these assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast
Deferred license revenues						$ 2.1
Expenses incurred by company in connection with collaboration agreement								$ 1.6	$ 0.4

Business Segments and Geographic Information - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 25, 2010	Sep. 29, 2012 Segment	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Customer	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Customer	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Customer	Sep. 29, 2012 Mammosite [Member]	Jun. 30, 2012 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Novartis [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Novartis [Member] GEN-PROBE INCORPORATED [Member]
Segment Reporting Disclosure [Line Items]
Number of reportable segments				4
Intangible assets impairment charge	$ 143,500,000		$ 143,500,000	$ 0	$ 0	$ 20,117,000
Impairment of goodwill	76,723,000	5,826,000		5,826,000	0	76,723,000			8,752,000			5,826,000
International product sales, total				$ 510,500,000	$ 414,400,000	$ 344,500,000
Entity-wide revenue, major customer, percentage				100.00%	100.00%	100.00%							38.00%	34.00%	36.00%	40.00%	42.00%
Number of other customers having revenue more that 10%							0	0	0	0	0
Total revenue from major customer							10.00%	10.00%	10.00%	10.00%	10.00%
Portions of trade accounts receivable									18.00%	18.00%

Business Segments and Geographic Information - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Operating Statistics [Line Items]
Revenues	$ 588,548	$ 470,228	$ 471,165	$ 472,711	$ 467,045	$ 451,082	$ 438,651	$ 432,571	$ 2,002,652	$ 1,789,349	$ 1,679,552
Operating income (loss)									113,717	374,445	69,937
Depreciation and amortization									345,751	304,736	294,768
Capital expenditures									78,773	55,663	46,658
Identifiable assets	10,477,108				6,008,780				10,477,108	6,008,780	5,625,834
Breast Health [Member]
Operating Statistics [Line Items]
Revenues									875,771	825,551	755,542
Operating income (loss)									186,106	187,970	(93,623)
Depreciation and amortization									42,924	45,165	52,660
Capital expenditures									9,821	12,069	10,392
Identifiable assets	956,134				985,196				956,134	985,196	988,041
Diagnostics [Member]
Operating Statistics [Line Items]
Revenues									718,064	571,263	552,501
Operating income (loss)									(32,787)	170,693	100,469
Depreciation and amortization									197,274	165,065	169,616
Capital expenditures									44,939	23,128	18,317
Identifiable assets	6,170,553				1,770,107				6,170,553	1,770,107	1,802,148
GYN Surgical [Member]
Operating Statistics [Line Items]
Revenues									313,089	300,538	283,142
Operating income (loss)									(51,892)	3,623	53,071
Depreciation and amortization									103,781	92,587	70,724
Capital expenditures									12,233	11,467	9,575
Identifiable assets	1,944,386				2,049,682				1,944,386	2,049,682	1,834,773
Skeletal Health [Member]
Operating Statistics [Line Items]
Revenues									95,728	91,997	88,367
Operating income (loss)									12,290	12,159	10,020
Depreciation and amortization									1,772	1,919	1,768
Capital expenditures									171	2,198	3,637
Identifiable assets	32,778				31,864				32,778	31,864	30,293
Corporate [Member]
Operating Statistics [Line Items]
Capital expenditures									11,609	6,801	4,737
Identifiable assets	$ 1,373,257				$ 1,171,931				$ 1,373,257	$ 1,171,931	$ 970,579

Business Segments and Geographic Information - Revenues by Geography (Detail)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Schedule Of Geographical Segments [Line Items]
Revenues	100.00%	100.00%	100.00%
United States [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	75.00%	77.00%	79.00%
Europe [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	12.00%	14.00%	12.00%
Asia [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	8.00%	6.00%	5.00%
All others [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	5.00%	3.00%	4.00%

Business Segments and Geographic Information - Schedule of Geographically Located Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	$ 507,998	$ 238,666	$ 251,698
United States [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	405,141	165,177	183,383
Costa Rica [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	30,452	34,107	35,984
Europe [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	59,927	29,591	28,060
All others [Member]
Geographic Information For Property Plant And Equipment [Line Items]
Property and equipment	$ 12,478	$ 9,791	$ 4,271

Accrued Expenses and Other Long-Term Liabilities - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Accrued Expenses
Compensation and employee benefits	$ 143,673	$ 97,747
Contingent consideration	143,881	100,255
Deferred payment to TCT	1,655	47,258
Income taxes and other taxes	12,424	33,070
Interest	18,422	9,802
Other	53,981	36,504
Total	372,381	325,327
TCT International Co., Ltd. [Member]
Accrued Expenses
Deferred payment to TCT		$ 47,949

Accrued Expenses and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Other Long-Term Liabilities
Accrued lease obligation-long-term	$ 33,256	$ 32,846
Reserve for income tax uncertainties	38,518	11,202
Pension liabilities	9,397	7,714
Contingent consideration	3,322	48,872
Other	13,757	6,328
Total	$ 98,250	$ 106,962

Pension and Other Employee Benefits - Additional Information (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 29, 2012 German Pension Plan [Member]	Sep. 24, 2011 German Pension Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Pension And Other Employee Benefit Plans [Line Items]
Pension liability	$ 9,700,000	$ 8,100,000
Projected benefit obligations in excess of plan assets	9,744,000	8,064,000	9,093,000	6,736,000
Accumulated benefit obligation					9,700,000	8,100,000
Projected benefit obligation for long-term service awards	600,000	600,000
Employees contribution of compensation per year							70.00%
Employers obligation for matching contribution							50.00%
First compensation contributed by employee							6.00%
Company's contribution							2,300,000	2,100,000	2,000,000
Compensation deferral limit							80.00%
Period for right to terminate the plan							12 months
Accrued deferred compensation liabilities							6,100,000
Amount classified as current liabilities within Accrued salaries and employee benefits							700,000
Amount classified as non current liabilities within Other long-term liabilities							$ 5,400,000

Pension and Other Employee Benefits - Schedule of Reconciliation of Benefit Obligations, Plan Assets, Funded Status, and Related Actuarial Assumptions (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Pension And Other Employee Benefit Plans [Line Items]
Benefit obligation at beginning of year	$ (8,064)	$ (9,093)	$ (6,736)
Service cost
Interest cost	(391)	(389)	(401)
Plan participants' contributions
Actuarial gain (loss)	(2,002)	1,092	(2,814)
Foreign exchange	383	(5)	541
Benefits paid	330	331	317
Benefit obligation at end of year	(9,744)	(8,064)	(9,093)
Plan assets
Funded status	$ (9,744)	$ (8,064)	$ (9,093)

Pension and Other Employee Benefits - Components of Net Periodic Benefit Cost and Related Actuarial Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Pension And Other Employee Benefit Plans [Line Items]
Service cost
Interest cost	391	389	401
Expected return on plan assets
Amortization of prior service cost
Recognized net actuarial gain	(38)		(217)
Net periodic benefit cost	$ 353	$ 389	$ 184

Pension and Other Employee Benefits - Schedule of Weighted-Average Net Periodic Benefit Cost Assumptions (Detail)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Pension And Other Employee Benefit Plans [Line Items]
Discount rate	3.52%	5.20%	4.35%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pension and Other Employee Benefits - Schedule of Expected Pension Benefit (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Pension And Other Employee Benefit Plans [Line Items]
2013	$ 347
2014	367
2015	384
2016	399
2017	410
2018 to 2022	$ 2,238

Quarterly Statement of Operations Information - Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Quarterly Operating Results Unaudited [Line Items]
Product sales									$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759
Total revenue	588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571	2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421		576,234	543,327	498,302
Cost of product sales (excluding acquisition-related intangible amortization)									616,839	521,189	487,057	51,742	40,529	39,431	41,943	40,104	42,146	44,311	42,661	103,560		173,645
Gross profit	274,317	244,640	226,110	249,370	243,199	234,561	220,687	224,734				103,420	95,864	93,490	96,169	90,989	86,167	88,423	87,908
Total operating expenses									1,888,935	1,414,904	1,609,615	128,746	106,766	106,086	108,386	99,846	97,162	104,456	104,018
Net income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Net income (loss) per share
Basic									$ (0.28)	$ 0.6	$ (0.24)	$ 0.43	$ (0.33)	$ 0.47	$ 0.49	$ 0.57	$ 0.57	$ 0.57	$ 0.49	$ 0.93	$ 0.95	$ 1.06	$ 2.2	$ 1.82
Diluted	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.1	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)	$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Diluted	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.1	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)	$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79

Quarterly Statement of Operations Information - Additional Information (Parenthetical) (Detail) (USD $)	1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Mar. 24, 2012	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Quarterly Operating Results Unaudited [Line Items]
Loss on debt extinguishment			$ 42,300,000		$ 29,900,000	$ 42,347,000	$ 29,891,000	$ 0
Impairment of goodwill	76,723,000	5,826,000				5,826,000	0	76,723,000
In-process research and development expense		4,500,000				4,500,000	0	2,000,000
Direct acquisition transaction costs		30,700,000
Divestiture charges			18,300,000
Amortization expense from the Gen-Probe acquisition		29,700,000
Restructuring charges		16,700,000				17,515,000	(71,000)	1,581,000
Gain on the sale of intellectual property				$ 84,500,000

Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2008 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 26, 2009 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Sep. 26, 2009 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Current assets:
Cash and cash equivalents	$ 560,430,000	$ 712,332,000	$ 515,625,000	$ 293,186,000		$ 166,456,000	$ 87,021,000	$ 176,719,000	$ 59,690,000	$ 82,616,000	$ 60,122,000	$ 210,028,000	$ 644,697,000	$ 480,904,000	$ 263,490,000	$ 269,416,000		$ 158,945,000	$ 75,804,000	$ 49,260,000	$ 80,986,000	$ 67,635,000	$ 34,721,000	$ 29,696,000	$ 7,511,000	$ 11,217,000	$ 10,430,000	$ 0	$ 0
Marketable securities						196,025,000	218,789,000		170,648,000									196,025,000	218,789,000
Restricted cash	5,696,000	537,000					38,000		16,000												5,696,000	537,000
Accounts receivable, net	409,333,000	318,712,000				61,098,000	57,767,000		54,739,000			101,538,000	99,111,000			192,349,000	121,102,000	49,594,000	49,183,000		115,522,000	98,486,000			11,504,000	8,584,000		(76,000)	13,000
Accounts receivable - other						6,808,000	3,446,000		5,493,000									6,805,000	3,357,000						3,000	89,000
Inventories	367,191,000	230,544,000				90,889,000	77,886,000		66,416,000			74,500,000	78,512,000			223,043,000	99,867,000	84,058,000	69,488,000		70,180,000	52,165,000			7,333,000	8,676,000		(532,000)		(502,000)	(278,000)
Deferred income tax assets	11,715,000	39,607,000				8,529,000	8,188,000		13,634,000			13,578,000	12,856,000				26,313,000	8,049,000	7,736,000		617,000	438,000			480,000	452,000		(2,480,000)
Prepaid expenses						14,154,000	11,555,000		14,665,000									12,614,000	10,095,000						1,540,000	1,460,000
Prepaid income taxes	69,845,000	10,098,000										20,805,000	9,525,000			48,429,000					611,000	573,000
Other current assets						7,510,000	4,967,000		5,148,000									3,389,000	3,491,000						4,121,000	1,476,000
Prepaid expenses and other current assets	44,301,000	31,070,000										18,817,000	16,800,000			12,816,000	4,519,000				12,668,000	9,751,000
Intercompany receivables													1,998,000			2,094,017,000	1,895,063,000				55,761,000	12,675,000						(2,149,778,000)	(1,909,736,000)
Other current assets-assets held-for-sale	94,503,000				3,083,000	228,000										67,878,000					26,625,000
Total current assets	1,563,014,000	1,342,900,000				551,469,000	469,619,000		390,433,000			439,266,000	863,499,000			2,907,948,000	2,146,864,000	519,479,000	437,943,000		368,666,000	242,260,000			32,492,000	31,954,000		(2,152,866,000)	(1,909,723,000)	(502,000)	(278,000)
Marketable securities, net of current portion						88,713,000	62,237,000		259,317,000									88,713,000	62,237,000
Property and equipment, net	507,998,000	238,666,000	251,698,000			177,607,000	176,081,000		160,863,000			26,928,000	27,519,000			379,702,000	137,400,000	150,168,000	151,032,000		101,368,000	73,747,000			27,439,000	25,049,000
Capitalized software, net						18,856,000	16,992,000		13,981,000									18,856,000	16,958,000							34,000
Patents, net						11,233,000	11,758,000		12,450,000									11,021,000	11,508,000						212,000	250,000
Intangible assets, net	4,301,250,000	2,090,807,000				101,140,000	106,619,000		120,270,000			24,034,000	31,869,000			4,162,930,000	1,944,250,000	90,383,000	94,622,000		114,286,000	114,688,000			10,757,000	11,997,000
Goodwill	3,942,779,000	2,290,330,000				140,398,000	140,404,000		150,308,000	122,680,000		279,956,000	279,957,000			3,522,474,000	1,871,242,000	140,699,000	140,699,000		140,349,000	139,131,000			(301,000)	(295,000)
License, manufacturing access fees and other assets, net						59,751,000	61,738,000		60,175,000									55,951,000	58,030,000						3,800,000	3,708,000
Other assets	162,067,000	46,077,000				11,748,000	11,257,000					112,339,000	37,600,000			49,036,000	7,067,000				2,406,000	1,410,000						(1,714,000)
Intercompany receivable																			8,502,000							6,070,000					(14,372,000)
Investment in subsidiaries												9,782,940,000	5,729,396,000			101,615,000	67,902,000	52,027,000	54,671,000		2,296,000	268,000			1,690,000	1,686,000		(9,886,851,000)	(5,797,566,000)	(53,717,000)	(56,357,000)
Intercompany receivable																		17,049,000							13,478,000					(30,527,000)
Total assets	10,477,108,000	6,008,780,000	5,625,834,000			1,149,167,000	1,045,448,000		1,167,797,000			10,665,463,000	6,969,840,000			11,123,705,000	6,174,725,000	1,144,346,000	1,036,202,000		729,371,000	571,504,000			89,567,000	80,453,000		(12,041,431,000)	(7,707,289,000)	(84,746,000)	(71,207,000)
Current liabilities:
Accounts payable	87,223,000	63,467,000				20,220,000	12,000,000		14,614,000			29,847,000	31,901,000			43,339,000	19,694,000	19,046,000	10,802,000		14,037,000	11,872,000			1,174,000	1,198,000
Accrued salaries and employee benefits						24,611,000	28,795,000		26,825,000									23,183,000	27,106,000						1,428,000	1,689,000
Accrued expenses	372,381,000	325,327,000										238,387,000	230,320,000			86,566,000	35,491,000				50,052,000	59,516,000						(2,624,000)
Other accrued expenses	53,981,000	36,504,000				15,976,000	12,846,000		13,935,000									13,243,000	10,049,000						2,733,000	2,797,000
Income tax payable						285,000	1,857,000		634,000									170,000	1,281,000						548,000	925,000				(433,000)	(349,000)
Short-term borrowings						248,000,000	248,000,000		240,000,000									248,000,000	248,000,000
Deferred revenue	129,688,000	120,656,000				1,369,000	1,238,000		1,166,000			92,234,000	92,205,000			10,307,000	12,047,000	896,000	1,045,000		27,147,000	16,404,000			473,000	193,000
Current portion of long-term debt	64,435,000											64,435,000
Intercompany payables												2,085,339,000	1,888,253,000			6,655,000		3,499,000			66,335,000	24,218,000			27,032,000	14,596,000		(2,158,329,000)	(1,912,471,000)	(30,531,000)	(14,596,000)
Other current liabilities-assets held-for-sale	7,622,000															5,520,000					2,102,000
Total current liabilities	661,349,000	509,450,000				310,461,000	304,736,000		297,174,000			2,510,242,000	2,242,679,000			152,387,000	67,232,000	308,037,000	298,283,000		159,673,000	112,010,000			33,388,000	21,398,000		(2,160,953,000)	(1,912,471,000)	(30,964,000)	(14,945,000)
Non-current income tax payable						10,384,000	10,019,000		8,315,000									10,307,000	9,939,000						77,000	80,000
Long-term debt, net of current portion	4,971,179,000	1,488,580,000										4,971,179,000	1,488,580,000
Deferred income tax	1,771,585,000	957,426,000				19,271,000	19,283,000		29,775,000			180,916,000	236,511,000			1,581,833,000	706,877,000	18,940,000	18,930,000		8,836,000	14,038,000			331,000	353,000
Deferred revenue, net of current portion	13,714,000	9,467,000				4,038,000	3,237,000		2,500,000			7,536,000	6,000,000			1,160,000	354,000	3,796,000	2,947,000		7,601,000	3,113,000			242,000	290,000		(2,583,000)
Other long-term liabilities	98,250,000	106,962,000				7,296,000	7,831,000		6,654,000			34,559,000	59,175,000			30,587,000	17,664,000	5,549,000	5,761,000		34,504,000	30,123,000			1,747,000	2,070,000		(1,400,000)
Total liabilities	7,516,077,000	3,071,885,000				351,450,000	345,106,000					7,704,432,000	4,032,945,000			1,765,967,000	792,127,000	346,629,000	335,860,000		210,614,000	159,284,000			35,785,000	24,191,000		(2,164,936,000)	(1,912,471,000)	(30,964,000)	(14,945,000)
Total stockholders' equity	2,961,031,000	2,936,895,000	2,698,549,000	2,725,977,000		797,717,000	700,342,000		823,379,000	767,175,000	813,760,000	2,961,031,000	2,936,895,000			9,357,738,000	5,382,598,000	797,717,000	700,342,000		518,757,000	412,220,000			53,782,000	56,262,000		(9,876,495,000)	(5,794,818,000)	(53,782,000)	(56,262,000)
Total liabilities and stockholders' equity	$ 10,477,108,000	$ 6,008,780,000				$ 1,149,167,000	$ 1,045,448,000		$ 1,167,797,000			$ 10,665,463,000	$ 6,969,840,000			$ 11,123,705,000	$ 6,174,725,000	$ 1,144,346,000	$ 1,036,202,000		$ 729,371,000	$ 571,504,000			$ 89,567,000	$ 80,453,000		$ (12,041,431,000)	$ (7,707,289,000)	$ (84,746,000)	$ (71,207,000)

Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Sep. 25, 2010 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Revenues:
Product sales											$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 420,960	$ 411,309	$ 370,613	$ 1,089,580	$ 964,584	$ 958,086	$ 274,839	$ 522,237	$ 431,689	$ 376,575	$ 305,677	$ 23,222	$ 40,349	$ (284,501)	$ (274,128)	$ (219,476)	$ (62)	$ 2
Service and other revenues											344,924	311,009	264,652														307,097	274,197	232,058	63,313	59,026	62,564			32,555	27,862	18,345			(58,041)	(50,076)	(48,315)
Collaborative research revenues																						7,793		7,682									7,792	7,679				1	3
Royalty and license revenue																						3,629		5,964									3,502	5,948				127	16
Intercompany revenue																																	6,404	18,867				6,306	9,380				(12,710)	(28,247)
Total revenues		588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571		2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421		576,234	543,327	498,302	728,057	685,506	602,671	1,152,893	1,023,610	1,020,650	292,537	554,731	464,244	404,437	324,022	29,656	49,748	(342,542)	(324,204)	(267,791)	(12,772)	(28,245)
Costs and expenses:
Cost of product sales											616,839	521,189	487,057	51,742	40,529	39,431	41,943	40,104	42,146	44,311	42,661	103,560		173,645			211,665	200,912	200,126	396,747	309,910	300,482	94,242	170,662	292,928	284,495	205,925	18,358	25,705	(284,501)	(274,128)	(219,476)	(9,040)	(22,722)
Cost of product sales-amortization of intangible assets											201,864	177,456	171,447														5,226	5,224	6,704	192,377	167,341	164,058			4,261	4,891	685
Acquisition-related intangible amortization																						5,531		11,061									4,902	9,778				629	1,283
Cost of product sales-impairment of intangible assets											0	0	123,350																			123,350
Cost of service and other revenues											189,512	167,523	161,060														155,555	143,399	139,111	61,285	51,888	55,242			30,713	22,312	15,022			(58,041)	(50,076)	(48,315)
Research and development											130,962	116,696	104,305									56,776		112,742			28,065	28,959	29,503	91,199	75,437	71,132	55,465	110,253	11,698	12,300	3,670	1,311	2,489
Marketing and sales											322,314	286,730	247,374									38,910		68,396			67,874	60,496	61,872	170,422	166,458	141,534	33,989	60,027	84,018	59,776	43,968	8,121	13,042				(3,200)	(4,673)
General and administrative											220,042	158,793	148,340									41,493		71,394			52,418	49,730	45,434	136,231	85,950	86,798	37,844	60,893	31,393	23,113	16,108	4,181	11,351				(532)	(850)
Amortization of intangible assets											72,036	58,334	54,858											21,000	17,700	12,800	2,709	2,709	4,852	64,357	54,851	49,644			4,970	774	362
Goodwill and asset impairment charges																								12,746										3,993					8,753
Asset impairment charges											16,901	0	0									783																783
Contingent consideration-compensation expense											81,031	20,002	0														81,031	20,002
Contingent consideration-fair value adjustments											38,466	(8,016)	0									(783)			(7,994)		38,466	(8,016)
Impairment of goodwill	76,723	5,826									5,826	0	76,723											8,752						5,826		76,723
Gain on sale of intellectual property, net				(12,500)				(84,500)			(12,424)	(84,502)	0																	(12,424)	(84,502)
Impairment of intangible assets	143,500									143,500	0	0	20,117																			20,117
Litigation settlement charge, net											452	770	11,403														150	450		12	320	11,403			290
Acquired in-process research and development		4,500				0				2,000	4,500	0	2,000																	4,500		2,000
Restructuring and divestiture charges, net		16,700									17,515	(71)	1,581									(1,180)		(2,721)	(1,121)		49	(353)		16,185		296			1,281	282	1,285
Costs and expenses, total											1,888,935	1,414,904	1,609,615	128,746	106,766	106,086	108,386	99,846	97,162	104,456	104,018						643,208	503,512	487,602	1,126,717	827,653	1,102,779			461,552	407,943	287,025			(342,542)	(324,204)	(267,791)
Income (loss) from operations											113,717	374,445	69,937									62,368		126,250			84,849	181,994	115,069	26,176	195,957	(82,129)	66,095	139,125	2,692	(3,506)	36,997	(3,727)	(12,875)
Investment and interest income											2,340	1,860	1,278														1,950	1,495	1,118	159	1	(15)			840	364	175			(609)
Investment and interest income																						3,713		8,695									3,706	9,037				7	(342)
Interest expense											(140,287)	(114,846)	(127,107)									(1,078)		(2,070)			(137,190)	(111,583)	(123,673)	(1,158)	(1,357)	(1,503)	(1,072)	(2,052)	(1,939)	(1,906)	(1,931)	(6)	(18)
Debt extinguishment loss				(42,300)					(29,900)		(42,347)	(29,891)	0														(42,347)	(29,891)
Other-than-temporary impairment loss on equity investment																								(39,482)										(39,482)
Other (expense) income, net											4,916	(4,182)	901									(359)		(236)			3,051	(1,706)	24,450	699	(2,661)	(2,102)	(757)	(481)	557	185	(21,447)	398	245	609
(Loss) income before income taxes											(61,661)	227,386	(54,991)									64,644		93,157	155,211	139,802	(89,687)	40,309	16,964	25,876	191,940	(85,749)	(67,972)	106,147	2,150	(4,863)	13,794	(3,328)	(12,990)
Provision for (benefit from) income taxes											11,973	70,236	7,822									22,469		43,033	48,274	48,019	9,721	10,976	10,095	(3,094)	60,163	(7,262)	23,067	44,049	5,346	(903)	4,989	(598)	(1,016)
Equity in earnings (losses) of subsidiaries																											25,774	127,817	(69,682)	8,415	8,699	8,142	(2,730)	(11,974)	556	319	(261)			(34,745)	(136,835)	61,801	2,730	11,974
Net (loss) income		$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940		$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783	$ (73,634)	$ 157,150	$ (62,813)	$ 37,385	$ 140,476	$ (70,345)	$ 42,175	$ 50,124	$ (2,640)	$ (3,641)	$ 8,544	$ (2,730)	$ (11,974)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,730	$ 11,974

Supplemental Guarantor Condensed Consolidating Financials - Supplemental Condensed Consolidating Statements of Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Jun. 30, 2012 Parent/Issuer [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Parent/Issuer [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Sep. 24, 2011 Eliminations [Member]	Sep. 25, 2010 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Net (loss) income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783	$ (73,634)	$ 157,150	$ (62,813)			$ 37,385	$ 140,476	$ (70,345)	$ 42,175	$ 50,124	$ (2,640)	$ (3,641)	$ 8,544	$ (2,730)	$ (11,974)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,730	$ 11,974
Foreign currency translation adjustment									6,217	1,088	(4,763)									157		(521)	(1,665)	2,705	836	(1,127)	2			(527)	(121)	1,105		(454)	5,908	2,336	(5,870)	(39)	(381)	0			196	314
Adjustment to minimum pension liability, net of taxes									(1,484)	764	(2,122)																								(1,484)	764	(2,122)			0
Change in net unrealized loss on marketable securities, net of income tax benefit																				(967)	(10,180)	3,045	2,097	5,693									(967)	3,196					(151)
Unrealized gain on available-for-sale security, net of taxes									62											(2,596)	(11,322)	3,045	2,097	5,693						62										0
Reclassification of net realized gain on marketable securities, net of income tax expense																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)									(1,629)	(3,745)					230
Other comprehensive income (loss)									4,795	1,852	(6,885)											(991)	(3,938)	1,561	836	(1,127)	2			(465)	(121)	1,105			4,424	3,100	(7,992)			0		0
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344	$ (72,798)	$ 156,023	$ (62,811)	$ 0	$ 0	$ 36,920	$ 140,355	$ (69,240)	$ 39,579	$ 49,121	$ 1,784	$ (541)	$ 552	$ (2,769)	$ (12,276)	$ (34,745)	$ (136,835)	$ 61,801	$ 2,926	$ 12,288

Supplemental Guarantor Condensed Consolidating Financials - Consolidating Statements of Cash Flows (Detail) (USD $)	12 Months Ended			6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Operating activities
Net cash provided by (used in) operating activities	$ 370,222,000	$ 456,024,000	$ 456,712,000	$ 65,704,000	$ 85,514,000	$ 181,253,000	$ 169,566,000	$ 145,031,000	$ 236,063,000	$ 431,353,000	$ 481,793,000	$ 104,167,000	$ 9,040,000	$ (43,634,000)	$ 67,893,000	$ 182,990,000	$ 29,992,000	$ 15,631,000	$ 18,553,000	$ (1,973,000)	$ (1,414,000)	$ 0	$ (323,000)
Investing activities
Acquisition of business, net of cash acquired	(3,762,403,000)	(198,744,000)	(84,322,000)				(53,000,000)	(183,725,000)	(3,971,970,000)	(240,917,000)	(84,751,000)	196,771,000	9,070,000	1,000			12,796,000	33,103,000	428,000			0
Proceeds from sale and maturities of marketable securities				254,120,000	223,439,000	489,241,000	427,821,000	438,601,000							254,120,000	477,347,000					11,894,000
Payment of additional acquisition consideration	(9,784,000)	(19,660,000)	0						(8,858,000)	(19,660,000)							(926,000)					0
Purchase of marketable securities				(265,447,000)	(162,258,000)	(395,190,000)	(401,434,000)	(419,019,000)							(265,447,000)	(395,190,000)
Divestiture activities, net of cash transferred	0	2,267,000	(1,035,000)					6,357,000		1,138,000								1,129,000	(1,035,000)
Proceeds from sale of intellectual property	12,500,000	13,250,000	73,000,000							750,000	3,000,000	12,500,000	12,500,000	70,000,000								0
Purchase of property and equipment	(33,149,000)	(27,785,000)	(28,010,000)	(15,523,000)	(23,245,000)	(41,664,000)	(30,716,000)	(32,364,000)	(13,247,000)	(11,512,000)	(11,509,000)	(12,444,000)	(8,646,000)	(10,126,000)	(11,091,000)	(31,030,000)	(7,458,000)	(7,627,000)	(6,375,000)	(4,432,000)	(10,634,000)	0
Increase in equipment under customer usage agreements	(45,624,000)	(27,878,000)	(18,648,000)							(1,121,000)	(1,421,000)	(30,735,000)	(17,361,000)	(11,392,000)			(14,889,000)	(9,396,000)	(5,835,000)			0
Purchase of capitalized software				(3,437,000)	(2,547,000)	(6,053,000)	(3,891,000)	(1,290,000)							(3,437,000)	(6,053,000)
Purchase of licensed technology and other intangible assets	0	(3,021,000)	(500,000)	(1,527,000)	(4,424,000)	(5,259,000)	(2,513,000)	(7,341,000)					(3,021,000)	(500,000)	(1,527,000)	(2,659,000)				32,000	(2,901,000)		301,000
Purchase of insurance contracts	0	(5,322,000)	(5,322,000)							(5,322,000)	(5,322,000)
Acquisition of in-process research and development assets	(4,500,000)	0	(2,000,000)						(4,500,000)		(2,000,000)											0
Proceeds from sale of cost method investments	0	0	678,000																678,000
Purchase of cost-method investment	(250,000)	(99,000)	(795,000)		(3,980,000)	(3,980,000)					(325,000)	(250,000)	(99,000)	(470,000)		(3,980,000)						0
Decrease (increase) in restricted cash	(5,159,000)	405,000	(26,000)									(38,000)					(5,121,000)	405,000	(26,000)			0
Other				390,000	(348,000)	(209,000)	(738,000)	403,000							117,000	(448,000)				25,000	217,000		22,000
Increase in other assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)	(558,000)			(2,192,000)					335,000					0
Net cash (used in) provided by investing activities	(3,850,784,000)	(266,587,000)	(66,980,000)	(31,424,000)	26,637,000	36,886,000	(114,471,000)	(198,378,000)	(3,999,133,000)	(276,644,000)	(102,328,000)	163,612,000	(7,557,000)	47,513,000	(27,265,000)	37,987,000	(15,263,000)	17,614,000	(12,165,000)	(4,375,000)	(1,424,000)	0	323,000
Financing activities
Proceeds from long-term debt	3,476,320,000	0	0						3,476,320,000													0
Repayment of long-term debt and notes payable	0	(1,362,000)	(177,004,000)								(174,167,000)		(1,362,000)	(1,326,000)					(1,511,000)
Repurchase and retirement of common stock					(47,972,000)	(250,000,000)	(99,935,000)	(174,847,000)								(250,000,000)
Purchase of non-controlling interest	0	0	(2,684,000)											(2,684,000)
Proceeds from issuance of common stock and employee stock purchase plan				43,161,000	40,727,000	49,932,000	31,830,000	10,923,000							43,161,000	49,932,000
Payment of debt issuance costs	(81,408,000)	(5,327,000)	0						(81,408,000)	(5,327,000)												0
Repurchase and retirement of restricted stock for payment of taxes				(1,146,000)	(363,000)	(1,615,000)	(1,257,000)	(1,716,000)							(1,146,000)	(1,615,000)
Payment of contingent consideration	(51,680,000)	(4,294,000)	0				(10,000,000)		(51,680,000)	(4,294,000)												0
Payment of deferred acquisition consideration	(44,223,000)	0	0						(44,223,000)													0
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594,000	25,404,000	12,594,000						28,594,000	25,404,000	12,594,000											0
Excess tax benefit from employee stock-based compensation	6,206,000	3,652,000	2,043,000	3,375,000	3,916,000	5,080,000	3,692,000	2,005,000	6,206,000	3,652,000	2,043,000				3,374,000	5,080,000				1,000		0
Payment of employee restricted stock minimum tax withholdings	(5,710,000)	(10,399,000)	(2,524,000)						(5,710,000)	(10,399,000)	(2,524,000)											0
Borrowings, net					8,000,000	8,000,000	(228,000)	238,450,000								8,000,000
Net cash provided by (used in) financing activities	3,328,099,000	7,674,000	(167,575,000)	45,390,000	4,308,000	(188,603,000)	(75,898,000)	74,815,000	3,328,099,000	9,036,000	(162,054,000)		(1,362,000)	(4,010,000)	45,389,000	(188,603,000)			(1,511,000)	1,000		0
Effect of exchange rate changes on cash and cash equivalents	561,000	(404,000)	282,000	(235,000)	570,000	(2,205,000)	(2,123,000)	1,026,000	302,000	48,000	3,000	1,637,000	(121,000)	131,000	(2,876,000)	(5,830,000)	(1,378,000)	(331,000)	148,000	2,641,000	3,625,000	0
Net increase (decrease) in cash and cash equivalents	(151,902,000)	196,707,000	222,439,000	79,435,000	117,029,000	27,331,000	(22,926,000)	22,494,000	(434,669,000)	163,793,000	217,414,000	269,416,000			83,141,000	26,544,000	13,351,000	32,914,000	5,025,000	(3,706,000)	787,000	0
Cash and cash equivalents at the beginning of period	712,332,000	515,625,000	293,186,000	87,021,000	59,690,000		82,616,000	60,122,000	644,697,000	480,904,000	263,490,000				75,804,000		67,635,000	34,721,000	29,696,000	11,217,000		0
Cash and cash equivalents at the end of period	$ 560,430,000	$ 712,332,000	$ 515,625,000	$ 166,456,000	$ 176,719,000	$ 87,021,000	$ 59,690,000	$ 82,616,000	$ 210,028,000	$ 644,697,000	$ 480,904,000	$ 269,416,000			$ 158,945,000	$ 75,804,000	$ 80,986,000	$ 67,635,000	$ 34,721,000	$ 7,511,000	$ 11,217,000	$ 0

Business Combinations - Fair Values of the Acquired Identifiable Intangible Assets (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	$ 32,100
Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	58,570
Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	57,497
Patents [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	10,600
Patents [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	294
In-process research and development [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	11,900
In-process research and development [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	1,070
Customer relationships [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	3,500
Customer relationships [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	31,800
Customer relationships [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	45,439
Trade secrets [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	6,100
Developed technology [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	24,500
Trademarks / trade names (Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	1,200
Trademarks / trade names (Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	11,323
Software [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	$ 441

Business Combinations - Amortization Expense for Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]
2012	$ 413,310	$ 18,491	$ 1,981	$ 4,966	$ 4,163
2013	398,747	21,009	1,981	4,966	4,163
2014	383,914	20,691	1,981	4,966	4,097
2015	370,106	18,559	1,981	4,948	4,075
2016	361,061	15,801	1,981	4,752	4,075
Thereafter			8,300	23,445	21,586
Total		$ 164,997	$ 18,205	$ 48,043	$ 42,159

Business Combinations - Changes in Goodwill (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]
Purchase accounting adjustments to goodwill						$ (1,203,000)
Beginning Balance, Goodwill			2,290,330,000				122,680,000	140,398,000
Goodwill impairment charge	(76,723,000)	(5,826,000)	(5,826,000)	0	(76,723,000)	(8,752,000)
Additional goodwill recognized			1,652,546,000				28,005,000
Changes due to foreign currency translation						51,000	(377,000)
Ending Balance, Goodwill		$ 3,942,779,000	$ 3,942,779,000	$ 2,290,330,000		$ 140,404,000	$ 150,308,000	$ 140,398,000

Restructuring and Divestiture Charges - Schedule of Restructuring Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Termination Costs [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Site Closure Costs [Member]
Schedule Of Restructuring Reserve [Line Items]
Restructuring reserves beginning balance					$ 707			$ 267			$ 440
Charged to expenses	(16,700)	(17,515)	71	(1,581)	1,180	2,721	1,121	707	805	496	473	1,916	625
Amounts paid		(2,572)			(1,112)	(2,363)	(754)	(543)	(834)	(207)	(569)	(1,529)	(547)
Foreign currency translation					8	(16)	(2)	5	9	(2)	3	(25)
Restructuring reserves ending balance	$ 10,743	$ 10,743			$ 783	$ 707	$ 365	$ 436	$ 267	$ 287	$ 347	$ 440	$ 78

Spin-off of Industrial Testing Assets to Roka Bioscience, Inc. - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Business Acquisition [Line Items]
Assets contribution to variable interest entity	$ 0.7
Percentage of preferred stock representing of Roka's capital stock in consideration for the contribution of assets	19.9
Additional investment in variable interest entity		4
Total investment in variable interest entity		$ 4.7
Percentage of Roka's capital owned	19.90%	14.70%

Stockholders' Equity and Stock-Based Compensation - Unrecognized Stock Based Compensation Expense Before Income Taxes and Adjusted for Estimated (Detail) (USD $)
In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Stock options [Member]	Dec. 31, 2011 Stock options [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Deferred issuance restricted stock [Member] GEN-PROBE INCORPORATED [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted average remaining expense life(Years)	0 years		3 years 2 months 12 days	2 years 6 months	2 months 12 days	2 years	1 year 8 months 12 days	1 year 4 months 24 days
Unrecognized expense	$ 43,896	$ 32,123	$ 44,900	$ 25,476	$ 112	$ 3,840	$ 2,393	$ 302

Balance Sheet Information - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Inventory [Line Items]
Raw materials and supplies			$ 24,634	$ 19,429	$ 16,915
Work in process			29,341	27,464	21,446
Finished goods			36,914	30,993	28,055
Inventories	$ 367,191	$ 230,544	$ 90,889	$ 77,886	$ 66,416

Balance Sheet Information - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Land [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Land [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Land [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Building [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Building [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Building [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Machinery and equipment [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Building improvements [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Furniture and fixtures [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Construction in-progress [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 848,001	$ 519,792		$ 406,170	$ 398,296	$ 367,295	$ 19,360	$ 19,355	$ 19,287	$ 78,317	$ 80,005	$ 80,010	$ 220,099	$ 213,729	$ 195,927	$ 64,830	$ 60,628	$ 48,217	$ 22,465	$ 21,790	$ 21,999	$ 1,099	$ 2,789	$ 1,855
Less: accumulated depreciation and amortization	(340,003)	(281,126)		(228,563)	(222,215)	(206,432)
Property, plant and equipment, net	$ 507,998	$ 238,666	$ 251,698	$ 177,607	$ 176,081	$ 160,863

Balance Sheet Information - Schedule of Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Accrued Liabilities [Line Items]
Royalties			$ 2,812	$ 3,047	$ 3,978
Research and development			4,578	3,454	3,385
Professional fees			3,902	1,148	1,182
Marketing and sales			1,455	1,261	1,177
Interest	18,422	9,802		200	233
Warranty				137	373
Other			3,229	3,599	3,607
Other accrued expenses	$ 53,981	$ 36,504	$ 15,976	$ 12,846	$ 13,935

Marketable Securities - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $)	6 Months Ended	12 Months Ended										6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2012 Investment Y	Dec. 31, 2011 Investment Y	Dec. 31, 2010 Investment	Jun. 30, 2012 Deferred compensation plan assets [Member]	Dec. 31, 2011 Deferred compensation plan assets [Member]	Jun. 30, 2012 Debt Securities [Member]	Dec. 31, 2011 Debt Securities [Member]	Dec. 31, 2010 Debt Securities [Member]	Jun. 30, 2012 Equity security [Member]	Dec. 31, 2011 Equity security [Member]	Dec. 31, 2010 Equity security [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Moody's, A3 Rating [Member]	Dec. 31, 2011 Standard & Poor's, A- Rating [Member]	Jun. 30, 2012 Moody's, Aa1 Rating [Member]	Dec. 31, 2011 Moody's, Aa1 Rating [Member]	Sep. 30, 2011 Pacific Biosciences [Member)	Dec. 31, 2011 Pacific Biosciences [Member)
Schedule Of Marketable Securities [Line Items]
Investment policy limit on the effective maturity term for individual securities	7 years	6 years
Investment policy limit on the effective maturity term for average portfolio	3 years 6 months	3 years
Company's portfolios average maturity term	3	2
Minimum credit rating by credit agency														A3	A-
Company's portfolio average credit quality																AA1	AA1
Debt securities in an unrealized loss position	22	18	110
Average estimated fair value	$ 3,700,000	$ 2,900,000	$ 2,100,000
Average unrealized loss	12,000	11,000	27,000
Other-than-temporary impairment loss on equity investment		39,482,000																39,500,000
Investment in equity before impairment																			50,000,000
Investment in equity after impairment																			10,500,000
Marketable securities, net of current portion	88,713,000	62,237,000	259,317,000			81,600,000	53,000,000	207,200,000	7,100,000	9,200,000	52,100,000
Non-current deferred compensation plan assets invested in mutual funds				$ 6,600,000	$ 6,100,000
Contractual maturity term classified as non-current marketable securities		12 months										12 months	12 months

Marketable Securities - Company's Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Marketable Securities [Line Items]
Amortized Cost	$ 294,278	$ 287,390	$ 430,242
Gross Unrealized Gains	712	1,314	2,691
Gross Unrealized Losses	(3,666)	(1,623)	(2,968)
Estimated Fair Value	291,324	287,081	429,965
Debt Securities [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	277,363	270,745	380,242
Gross Unrealized Gains	523	1,298	561
Gross Unrealized Losses	(258)	(191)	(2,968)
Estimated Fair Value	277,628	271,852	377,835
Equity security [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	10,518	10,518	50,000
Gross Unrealized Gains			2,130
Gross Unrealized Losses	(3,408)	(1,344)
Estimated Fair Value	7,110	9,174	52,130
Mutual funds [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	6,397	6,127
Gross Unrealized Gains	189	16
Gross Unrealized Losses		(88)
Estimated Fair Value	$ 6,586	$ 6,055

Marketable Securities - Estimated Fair Values and Gross Unrealized Losses for Company's Investments in Individual Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Investment Securities [Line Items]
Estimated Fair Value, Less than 12 Months	$ 81,603	$ 53,063	$ 230,043
Unrealized Losses, Less than 12 Months	(258)	(191)	(2,967)
Estimated Fair Value, More than 12 Months			2,604
Unrealized Losses, More than 12 Months			$ 1

Marketable Securities - Summary of Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Schedule Of Marketable Securities [Line Items]
Current	$ 196,025	$ 218,789	$ 170,648
Non-current	95,299	68,292	259,317
Total marketable securities	$ 291,324	$ 287,081	$ 429,965

Marketable Securities - Gross Realized Gains and Losses from Sales of Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GEN-PROBE INCORPORATED [Member]
Marketable Securities [Line Items]
Proceeds from sale of marketable securities	$ 256,626	$ 225,178	$ 494,616	$ 432,856	$ 446,333
Gross realized gains	2,614	2,112	5,764	6,728	10,985
Gross realized losses	(108)	(356)	(356)	(4)	(467)
Net realized gain	$ 2,506	$ 1,756	$ 5,408	$ 6,724	$ 10,518

Marketable Securities - Amortized Cost and Estimated Fair Value of Available-for-Sale Marketable Securities by Contractual Maturity (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Unrealized Loss And Fair Value Available For Sale Securities [Line Items]
Amortized cost within one year	$ 75,320
Gross unrealized gains within one year	141
Gross unrealized losses within one year
Estimated fair value within one year	75,461
Amortized cost after one year through five years	150,478
Gross unrealized gains after one year through five years	667
Gross unrealized losses after one year through five years	(191)
Estimated fair value after one year through five years	150,954
Amortized cost after five years through ten years	44,947
Gross unrealized gains after five years through ten years	490
Gross unrealized losses after five years through ten years
Estimated fair value after five years through ten years	45,437
Amortized cost of total marketable debt securities	270,745
Gross unrealized gains on total marketable debt securities	1,298
Gross unrealized losses on total marketable debt securities	(191)
Estimated fair value of total marketable debt securities	$ 271,852

Fair Value Measurements - Activity Between and Within Levels of the Fair Value Hierarchy (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Level 3 contingent consideration liability beginning balance	$ 86,600,000				$ 17,994,000
Payment of contingent consideration	(51,680,000)	(4,294,000)	0	(10,000,000)	(10,000,000)
Gain on contingent consideration					(7,994,000)
Level 3 contingent consideration liability ending balance		$ 86,600,000		$ 18,000,000

Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended			12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tigris And Panther Instruments [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Software Development [Member]	Dec. 31, 2011 Minimum [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Maximum [Member] GEN-PROBE INCORPORATED [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful lives						11 years										2 years	20 years
Capitalized software, net						$ 16,992,000	$ 13,981,000		$ 18,856,000			$ 16,400,000
Goodwill impairment charge	76,723,000	5,826,000	5,826,000	0	76,723,000	8,752,000				8,700,000
Impairment charge related to in-process research and development purchased intangibles					143,500,000						4,000,000
Amortization expense including capitalized software			$ 72,036,000	$ 58,334,000	$ 54,858,000	$ 21,000,000	$ 17,700,000	$ 12,800,000					$ 3,000,000	$ 2,600,000	$ 2,600,000

Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Amortization of Intangible Assets Provided over Their Estimated Useful Lives (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Y	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] License and manufacturing access fees [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] License and manufacturing access fees [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Other assets [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Other assets [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Capitalized software, weighted average remaining life			5
Purchased intangibles, weighted average remaining life			11 years
Patents, weighted average remaining life			7
License and manufacturing access fees, weighted average remaining life			7
Capitalized software, gross			$ 36,975,000		$ 30,931,000
Goodwill, gross			148,081,000		157,985,000
Purchased intangibles, gross	5,363,927,000	2,879,705,000	162,556,000	161,729,000	166,541,000
Patents, gross			27,965,000		30,520,000
License and manufacturing access fees, gross							67,906,000	64,259,000	5,404,000	5,404,000	5,000,000	5,000,000	4,705,000	725,000	11,257,000	10,377,000
License and manufacturing access fees, gross			94,272,000		85,765,000
Capitalized software, Accumulated Amortization			(19,983,000)		(16,950,000)
Goodwill, Accumulated Amortization	(2,422,572,000)	(2,416,746,000)	(7,677,000)		(7,677,000)
Purchased intangibles, Accumulated Amortization	(1,062,677,000)	(788,898,000)	(55,937,000)	(60,589,000)	(46,271,000)
Patents, Accumulated Amortization			(16,207,000)		(18,070,000)
License manufacturing access fees and other assets, Accumulated Amortization			(32,534,000)	(35,995,000)			(29,942,000)	(23,995,000)							(2,592,000)	(1,595,000)
License manufacturing access fees patents and other assets, Accumulated Amortization			(32,534,000)		(25,590,000)
Capitalized software, net			16,992,000	18,856,000	13,981,000
Goodwill, Net	3,942,779,000	2,290,330,000	140,404,000	140,398,000	150,308,000	122,680,000
Purchased intangibles, Net			106,619,000		120,270,000
Patents, net			11,758,000	11,233,000	12,450,000
License manufacturing access fees and other assets, Net			61,738,000	59,751,000	60,175,000		37,964,000	40,264,000	5,404,000	5,404,000	5,000,000	5,000,000	4,705,000	725,000	8,665,000	8,782,000
License manufacturing access fees patents and other assets, Net			$ 61,738,000		$ 60,175,000

Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Amortization Expense for Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
2012	$ 413,310	$ 18,491
2013	398,747	21,009
2014	383,914	20,691
2015	370,106	18,559
2016	361,061	15,801
Thereafter		70,446
Total		$ 164,997

Intangible and Other Assets by Asset Class and Related Accumulated Amortization - Amortization Expense for Acquired Intangible Assets (Parenthetical) (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
In-process research and development assets which had not commenced amortization		$ 7.9
Capitalized software assets which had not commenced amortization	$ 0.4

Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] 2011 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] 2010 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2010 GEN-PROBE INCORPORATED [Member] 2010 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2012 GEN-PROBE INCORPORATED [Member] 2011 Performance Stock Criteria Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Equity incentive plans[Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2006 [Member]	May 31, 2006 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2006 [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan [Member]	May 31, 2006 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan [Member]	May 31, 2009 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2009 [Member]	May 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2011 [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2002 New Hire Stock Option Plan [Member]	Nov. 30, 2002 GEN-PROBE INCORPORATED [Member] 2002 New Hire Stock Option Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Feb. 28, 2012 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Feb. 28, 2010 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	May 31, 2003 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options plan, terms of award														Stock options are subject to vesting at the rate of 25% one year from the grant date and 1/48 each month thereafter until the options are fully vested. Annual grants to non-employee directors of the Company vest over one year at the rate of 1/12 of the shares vesting monthly				The 2002 Plan provides for the grant of non-statutory stock options only, with exercise price, option term and vesting terms generally the same as those under the 2003 Plan. Options may only be granted under the 2002 Plan to newly hired employees of the Company
Increase by plan amendment of the aggregate number of shares of common stock authorized													3,000,000			2,500,000	2,500,000
Share-based compensation arrangement by share-based payment award, number of shares authorized													8,000,000		5,000,000	10,500,000	13,000,000		400,000
Stock options plan, terms of plan modification												In no event may the award term exceed seven years (in lieu of ten years under the 2003 Plan prior to its amendment). Further, the number of shares of common stock available for issuance under the amended 2003 Plan are reduced by two shares for each share
Closing stock price per share on last trading day				$ 59.12
Total intrinsic value of options exercised	$ 20,399,000	$ 12,300,000	$ 7,300,000	$ 28,300,000	$ 15,200,000	$ 8,700,000
Common stock equity incentive plan											2,800,000
Fair value of shares restricted stock																				4,800,000	5,500,000	5,800,000
Maximum number of shares each recipient may receive under Performance Stock Award agreement							Between zero and up to 200% of the target number of shares		Between zero and up to 150% of the target number of shares
Share-based compensation arrangement by Share-based payment award, shares issued for award								37,500		34,000
Stock repurchase authorized value under program																							1,000,000	100,000,000	150,000,000	100,000,000
Maximum employee compensation per calendar year period that can be with held through payroll deduction																											15.00%
Maximum restricted purchase amount of common stock per year																											25,000
Percentage of fair value of common stock purchase																											85.00%
Purchase of common stock through employee stock purchase plan, Shares																												101,000	117,000	112,000
Stock purchase plan average price																												$ 50.02	$ 37.53	$ 36.49
Shares available for future issuance under the ESPP																												152,000
Repurchase and retirement of common stock, shares																								1,700,000	2,500,000	2,200,000
Repurchase and retirement of common stock, value				$ (250,000,000)	$ (99,935,000)	$ (174,847,000)																		$ 100,000,000	$ 150,000,000	$ 99,900,000
Repurchase and retiring common shares, average price																								$ 58.83	$ 60	$ 46.16

Stockholders' Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011 Y	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Y	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Y	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Options outstanding, Ending balance	$ 78,962	$ 30,455		$ 155,045	$ 54,095
Aggregate Intrinsic Value, Exercisable, Ending Balance	$ 37,574			$ 110,405	$ 41,046
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	4.4	4.11		4	3.9
Weighted Average Remaining Contractual Life (Years)	3.15			3	3
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 17.01			$ 50.8		$ 46.56
Weighted Average Exercise Price, Granted	$ 17.21			$ 68.72	$ 65
Weighted Average Exercise Price, Exercised				$ 48.96	$ 41.84
Weighted Average Exercise Price, Cancelled				$ 56.54	$ 53.45
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 17.4	$ 17.01		$ 53.76	$ 50.8	$ 46.56
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 18.73			$ 50.06	$ 48.78
Number of Shares, Options outstanding	15,478			5,513		5,700
Number of Shares, Granted	2,259	2,249	2,858	842	1,058
Number of Shares, Exercised	2,457			(826)	1,073
Number of Shares, Cancelled	903			(80)	172
Number of Shares, Options outstanding	18,039	15,478		5,449	5,513	5,700
Number of shares, Exercisable, Ending Balance	8,141			3,433	3,686

Stockholders' Equity - Schedule of Restricted Stock and Deferred Issuance Restricted Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 15.67	$ 54.35		$ 54.41
Weighted Average Grant Date Fair Value, Granted	$ 17.29	$ 63.29	$ 63.74
Weighted Average Grant Date Fair Value, Vested and Exercised	$ 15.71	$ 56.63	$ 56.88
Weighted Average Grant Date Fair Value, Forfeited	$ 15.87	$ 53	$ 57.57
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41	$ 54.78	$ 54.35	$ 54.41
Number of Shares, Non-vested, Beginning balance	3,112	62		121
Number of Shares, Awarded	1,691	4	21
Number of Shares, Vested and exercised	997	(6)	75
Number of Shares, Forfeited	226	(3)	5
Number of Shares, Non-vested, Ending balance	3,580	57	62	121

Stockholders' Equity - Schedule of Performance Stock Awards (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]
Stock Based Awards [Line Items]
Number of Shares, Non-vested, Beginning balance	3,580	3,112	57	62	121	109		65
Number of Shares, Awarded						108	91
Number of Shares, Vested and issued						(46)	(12)
Number of Shares, Cancelled						(5)	(35)
Number of Shares, Non-vested, Ending balance	3,580	3,112	57	62	121	166	109	65
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 16.41	$ 15.67	$ 54.78	$ 54.35	$ 54.41	$ 73.92
Weighted Average Grant Date Fair Value, Awarded						$ 82	$ 82.58
Performance condition stock awards granted in 2010						$ 72.33	$ 42.66
Weighted Average Grant Date Fair Value, Cancelled						$ 76.69	$ 49.11
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41	$ 15.67	$ 54.78	$ 54.35	$ 54.41	$ 79.5	$ 73.92

Derivative Financial Instruments - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
GEN-PROBE INCORPORATED [Member]
Derivative Instruments [Line Items]
Forward contracts maturity of approximately	30 days
Derivative instruments loss	$ 0.9

Commitments and Contingencies - Future Minimum Payments Under Purchase and Royalty Commitments (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Contingencies And Commitments [Line Items]
2012	$ 52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979
Total	$ 79,649

Commitments and Contingencies - Future Minimum Payments Under Purchase and Royalty Commitments (Parenthetical) (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Contingencies And Commitments [Line Items]
Instrument purchase commitments from third parties	$ 12.8

Novartis Collaboration Agreement - Recognized Revenues Under Collaboration Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Novartis [Member] Collaboration agreement [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Product sales									$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 199,411	$ 203,140	$ 197,537
Collaborative research revenue																				7,793		7,682			7,362	13,921	6,711
Royalty and license revenue																				3,629		5,964			2,550	2,396	4,202
Total revenues	$ 588,548	$ 470,228	$ 471,165	$ 472,711	$ 467,045	$ 451,082	$ 438,651	$ 432,571	$ 2,002,652	$ 1,789,349	$ 1,679,552	$ 158,175	$ 139,123	$ 135,898	$ 143,038	$ 136,694	$ 132,565	$ 138,649	$ 135,419	$ 309,421		$ 576,234	$ 543,327	$ 498,302	$ 209,323	$ 219,457	$ 208,450

Business Segments and Geographic Information - Product Sales by Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Clinical diagnostics [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Blood screening [Member)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Research products and services [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Research products and services [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Product sales, value	$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759	$ 185,572	$ 175,764	$ 352,972	$ 305,816	$ 274,215	$ 107,384	$ 89,887	$ 199,411	$ 203,140	$ 197,537	$ 5,043	$ 5,382	$ 10,205	$ 13,753	$ 12,007
Product sales, percentage												100.00%	100.00%	100.00%	100.00%	100.00%	62.00%	65.00%	63.00%	59.00%	57.00%	36.00%	33.00%	35.00%	39.00%	41.00%	2.00%	2.00%	2.00%	3.00%	2.00%

Business Segments and Geographic Information - Total Revenues and Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Total revenue
North America																					$ 414,418	$ 395,824	$ 369,790
Rest of World																					161,816	147,503	128,512
Total revenues	588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571	2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421	576,234	543,327	498,302
Net long-lived assets
North America												147,288				138,806					147,288	138,806
Rest of World												28,793				22,057					28,793	22,057
Property and equipment, net	$ 507,998				$ 238,666				$ 507,998	$ 238,666	$ 251,698	$ 176,081				$ 160,863				$ 177,607	$ 176,081	$ 160,863

Supplemental Guarantor Condensed Consolidating Financials - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Aug. 01, 2012	Aug. 01, 2012
Acquisition date of Gen-Probe	Aug 1, 2012	Aug 1, 2012
6.25% Senior notes due 2020 [Member]
Private placement	1	1
Interest rate	6.25%	6.25%
Maturity Year	2020	2020

Summary of Significant Accounting Policies - Schedule of Fair Value of Stock Options and Performance Stock Awards (Detail) (USD $)	12 Months Ended				6 Months Ended				12 Months Ended	6 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Stock option plans [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Stock option plans [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Employee stock purchase plan [Member]	Jun. 30, 2012 Employee stock purchase plan [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Employee stock purchase plan [Member] GEN-PROBE INCORPORATED [Member]
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Employee stock purchase plan Risk-free interest rate	0.70%	1.00%	1.80%	0.41%	0.70%	1.70%	0.40%	1.30%	0.16%	0.10%	0.20%
Volatility				39.90%	34.40%	30.90%	30.10%	33.40%		38.70%	21.50%
Dividend yield				0.00%
Expected term (years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days		4 years 3 months 18 days	4 years 3 months 18 days			6 months	6 months	6 months
Resulting average fair value	$ 6.48	$ 6.16	$ 5.87		$ 19.61	$ 18.05	$ 81.96	$ 82.58		$ 15.27	$ 12.27

Summary of Significant Accounting Policies - Unrecognized Stock-Based Compensation Expense Before Income Taxes and Adjusted for Estimated Forfeitures (Detail) (GEN-PROBE INCORPORATED [Member], USD $)
In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	0 years
Unrecognized expense	$ 43,896	$ 32,123
Stock option plans [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 years 10 months 24 days
Unrecognized expense	33,228
Performance stock awards [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 years 4 months 24 days
Unrecognized expense	9,019
Restricted stock units [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	1 year 10 months 24 days
Unrecognized expense	1,342
Deferred issuance restricted stock [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	10 months 24 days
Unrecognized expense	193
Employee stock purchase plan [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted Average Remaining Expense years	2 months 12 days
Unrecognized expense	$ 114

Summary of Significant Accounting Policies - Schedule of Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Cost of product sales [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 Research and Development [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Research and Development [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Selling and marketing [Member]	Sep. 24, 2011 Selling and marketing [Member]	Sep. 25, 2010 Selling and marketing [Member]	Jun. 30, 2012 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 Selling and marketing [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 General and administrative [Member]	Sep. 24, 2011 General and administrative [Member]	Sep. 25, 2010 General and administrative [Member]	Jun. 30, 2012 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 General and administrative [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 General and administrative [Member] GEN-PROBE INCORPORATED [Member]
Stock Based Compensation [Line Items]
Stock-based compensation	$ 40,572	$ 35,472	$ 34,160	$ 12,591	$ 12,859	$ 24,741	$ 24,075	$ 23,420	$ 1,792	$ 1,582	$ 3,170	$ 3,625	$ 3,033	$ 3,628	$ 3,853	$ 7,355	$ 5,954	$ 5,313	$ 1,481	$ 1,346	$ 2,443	$ 2,880	$ 3,391	$ 18,667	$ 20,064	$ 20,504	$ 5,690	$ 6,078	$ 11,955	$ 10,659	$ 9,925

Balance Sheet Information - Schedule of Purchased Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 29, 2012 Trade names [Member]	Sep. 24, 2011 Trade names [Member]	Sep. 29, 2012 In-process research and development [Member]	Sep. 24, 2011 In-process research and development [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Customer relationships [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] In-process research and development [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchased intangible, Gross	$ 5,363,927	$ 2,879,705	$ 240,092	$ 142,799	$ 227,000	$ 840	$ 161,729	$ 162,556	$ 166,541	$ 76,765	$ 77,326	$ 60,706	$ 59,206	$ 10,551	$ 10,817	$ 7,300	$ 7,300	$ 6,407	$ 7,907
Purchased intangible, Accumulated Amortization	$ (1,062,677)	$ (788,898)	$ (60,318)	$ (44,267)			$ (60,589)	$ (55,937)	$ (46,271)	$ (18,824)	$ (15,723)	$ (39,432)	$ (38,292)	$ (1,715)	$ (1,487)	$ (618)	$ (435)

Balance Sheet Information - Schedule of License, Manufacturing Access Fees and Other Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]
Intangibles And Other Assets Net [Line Items]
License and manufacturing access fees			$ 68,889	$ 67,906
Investment						5,404	5,404		5,000	5,000		4,705	4,705
Other assets, net	162,067	46,077	11,748	11,257
License, and manufacturing access fee and other assets, at cost			95,746	94,272
Less: accumulated amortization			(35,995)	(32,534)
License, manufacturing access fees and other assets, net			$ 59,751	$ 61,738	$ 60,175		$ 5,404	$ 5,404		$ 5,000	$ 5,000		$ 4,705	$ 725

Fair Value Measurements - Assets And Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Jun. 30, 2012
ASSETS
Other current assets	$ 94,503
GEN-PROBE INCORPORATED [Member]
ASSETS
Cash		338
Receivables and inventory	15,680	1,281
Other current assets	3,083	228
Property, plant and equipment, net	13,259	960
Purchased intangibles, net		634
Other assets		33
Total assets held for sale		3,474
Liabilities
Other accrued expenses		964
Net assets held for sale		$ 2,510

Stockholders' Equity - Schedule of Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Shareholders Equity [Line Items]
Balance				$ 2,936,895				$ 2,698,549	$ 2,936,895	$ 2,698,549	$ 2,725,977				$ 823,379				$ 767,175	$ 700,342	$ 823,379		$ 767,175	$ 813,760
Net income	(77,767)	23,594	(40,273)	20,812	27,569	36,196	82,445	10,940	(73,634)	157,150	(62,813)	19,859	(15,356)	22,344	23,277	27,238	27,396	28,110	24,193	42,175	45,621	50,124	106,937	91,783
Other comprehensive loss, net																				(2,439)	(8,149)
Proceeds from the issuance of common stock and ESPP shares																				43,161
Issuance of common stock to board members																				136
Repurchase and retirement of restricted stock for payment of taxes																				(1,146)
Stock-based compensation									40,011	35,472	34,160									12,517		24,459	23,398	23,530
Stock-based compensation income tax benefits									4,413		757									2,971		4,640	(1,113)	2,005
Balance	$ 2,961,031				$ 2,936,895				$ 2,961,031	$ 2,936,895	$ 2,698,549	$ 700,342				$ 823,379				$ 797,717		$ 700,342	$ 823,379	$ 767,175

Stockholders' Equity - Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Accumulated Comprehensive Income Loss [Line Items]
Net income, as reported	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Foreign currency translation adjustment																				157	3,173	(521)	(1,665)	2,705
Change in net unrealized gain on available-for-sale securities during the period																				(967)	(10,180)	3,045	2,097	5,693
Realized gain on available-for-sale securities, net of tax																				(1,629)	(1,142)	(3,515)	(4,370)	(6,837)
Total unrealized losses									62											(2,596)	(11,322)	3,045	2,097	5,693
Total other comprehensive loss, net																				(2,439)	(8,149)
Comprehensive (loss) income									$ (68,839)	$ 159,002	$ (69,698)									$ 39,736	$ 37,472	$ 49,133	$ 102,999	$ 93,344